                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-59347
                                   -------------------------------------
                        Nations Master Investment Trust
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           One Bank of America Plaza
                                 NC1-002-33-31
                                 Charlotte NC                28255
     ---------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
   ---------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 704-388-4353
                                                   ---------------------

Date of fiscal year end:  03-31-2004
                        ----------------------

Date of reporting period:  09-30-2003
                         ---------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

          Stock Funds
          International/Global Stock Funds
          Government & Corporate Bond Funds
          High Yield Portfolios

                                             Nations Convertible
                                             Securities Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Value Fund

                                             Nations MidCap Value Fund

                                             Nations SmallCap Value Fund

                                             Nations Marsico
                                             Growth Fund

                                             Nations Strategic
                                             Growth Fund

                                             Nations Capital Growth Fund

         STOCK FUNDS                         Nations Marsico
         --------------------------------    Focused Equities Fund
         Semiannual report for the period
         ended September 30, 2003            Nations MidCap
                                             Growth Fund

                                             Nations Marsico 21st
                                             Century Fund

                                             Nations Small
                                             Company Fund




                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Convertible Securities Fund                           3
                                       Nations Asset Allocation Fund                                 9
                                       Nations Value Fund                                           19
                                       Nations MidCap Value Fund                                    22
                                       Nations SmallCap Value Fund                                  25
                                       Nations Marsico Growth Fund                                  28
                                       Nations Strategic Growth Fund                                29
                                       Nations Capital Growth Fund                                  30
                                       Nations Marsico Focused Equities Fund                        32
                                       Nations MidCap Growth Fund                                   33
                                       Nations Marsico 21st Century Fund                            36
                                       Nations Small Company Fund                                   38
                                     Statements of operations                                       42
                                     Statements of changes in net assets                            46
                                     Schedules of capital stock activity                            52
                                     Financial highlights                                           64
                                     Notes to financial statements                                  88
                                     Statement of net assets -- Nations Master Investment Trust    103
                                       Nations Marsico Growth Master Portfolio                     103
                                       Nations Strategic Growth Master Portfolio                   105
                                       Nations Marsico Focused Equities Master Portfolio           107
                                     Statement of operations                                       109
                                     Statement of changes in net assets                            110
                                     Financial highlights                                          111
                                     Notes to financial statements                                 112

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 19.1%
            BROADCASTING AND CABLE -- 1.1%
  150,300   Clear Channel Communications, Inc. ...........................   $    5,756
  444,450   The Walt Disney Company.......................................        8,965
                                                                             ----------
                                                                                 14,721
                                                                             ----------
            COMMERCIAL BANKING -- 0.8%
   46,147   Bank United Corporation!!.....................................            2
  594,374   Sovereign Bancorp, Inc. ......................................       11,026
                                                                             ----------
                                                                                 11,028
                                                                             ----------
            COMMERCIAL SERVICES -- 0.8%
  600,000   Cendant Corporation!!.........................................       11,214
                                                                             ----------
            COMPUTER SERVICES -- 0.6%
   42,560   Affiliated Computer Services, Inc., Class A!!.................        2,072
  176,000   Automatic Data Processing, Inc. ..............................        6,310
                                                                             ----------
                                                                                  8,382
                                                                             ----------
            CONGLOMERATES -- 0.4%
  250,000   Tyco International Ltd. ......................................        5,108
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
   69,600   Wal-Mart Stores, Inc. ........................................        3,887
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 2.0%
  134,000   3M Company....................................................        9,256
  104,000   Danaher Corporation...........................................        7,681
  270,000   General Electric Company......................................        8,049
   50,000   Kaydon Corporation............................................        1,187
                                                                             ----------
                                                                                 26,173
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
   98,000   Cinergy Corporation...........................................        3,597
  379,924   NiSource Inc. ................................................        7,590
                                                                             ----------
                                                                                 11,187
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.7%
  180,000   Moody's Corporation...........................................        9,895
                                                                             ----------
            FOOD PRODUCTS -- 0.5%
  126,600   Wm. Wrigley Jr. Company.......................................        7,001
                                                                             ----------
            HEAVY MACHINERY -- 0.7%
  225,000   Cummins, Inc. ................................................        9,997
                                                                             ----------
            INSURANCE -- 0.2%
   86,750   Protective Life Corporation...................................        2,589
                                                                             ----------
            INTEGRATED OIL -- 1.0%
  110,000   ChevronTexaco Corporation.....................................        7,859
  192,096   Unocal Corporation............................................        6,055
                                                                             ----------
                                                                                 13,914
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 1.3%
   70,500   Alcoa Inc. ...................................................   $    1,844
  200,000   Freeport-McMoran Copper & Gold, Inc., Class B.................        6,620
  300,000   Inco Ltd.!!...................................................        8,325
                                                                             ----------
                                                                                 16,789
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.1%
  140,000   Hanover Compressor Company!!..................................        1,386
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
  478,200   American Tower Corporation, Class A!!.........................        4,854
  351,700   Comverse Technology, Inc.!!...................................        5,261
  550,000   Corning Inc.!!................................................        5,181
                                                                             ----------
                                                                                 15,296
                                                                             ----------
            OILFIELD SERVICES -- 3.2%
  310,000   Diamond Offshore Drilling, Inc. ..............................        5,921
  300,000   Halliburton Company...........................................        7,275
  400,000   Pride International, Inc.!!...................................        6,780
  300,000   Rowan Companies, Inc.!!.......................................        7,375
  150,000   Schlumberger Ltd. ............................................        7,260
  340,000   Transocean Inc.!!.............................................        6,800
                                                                             ----------
                                                                                 41,411
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.0%
  300,000   International Paper Company...................................       11,706
   27,000   Weyerhaeuser Company..........................................        1,578
                                                                             ----------
                                                                                 13,284
                                                                             ----------
            PHARMACEUTICALS -- 0.7%
   71,000   Amgen Inc.!!..................................................        4,584
   80,700   Teva Pharmaceutical Industries Ltd., ADR......................        4,612
                                                                             ----------
                                                                                  9,196
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
   40,000   Union Pacific Corporation.....................................        2,327
                                                                             ----------
            SEMICONDUCTORS -- 0.8%
   66,000   Analog Devices, Inc.!!........................................        2,509
  145,500   Intel Corporation.............................................        4,003
  111,300   Linear Technology Corporation.................................        3,986
                                                                             ----------
                                                                                 10,498
                                                                             ----------
            SOFTWARE -- 0.5%
   54,000   Mercury Interactive Corporation!!.............................        2,452
  170,000   Microsoft Corporation.........................................        4,724
                                                                             ----------
                                                                                  7,176
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- 0.3%
  320,000   Crown Castle International Corporation!!......................   $    3,011
   75,000   Nextel Communications, Inc., Class A!!........................        1,477
                                                                             ----------
                                                                                  4,488
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $234,090).............................................      256,947
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
--------
            CONVERTIBLE BONDS AND NOTES -- 58.3%
            AEROSPACE AND DEFENSE -- 0.3%
$   4,180   L-3 Communications Holdings, Inc.,
              4.000% 09/15/11@............................................        4,264
                                                                             ----------
            AIRLINES -- 0.8%
   11,900   Delta Air Lines, Inc.,
              8.000% 06/03/23@............................................       11,112
                                                                             ----------
            AUTOMOTIVE -- 0.9%
    7,200   Sonic Automotive Inc.,
              5.250% 05/07/09.............................................        6,462
    5,850   Tower Automotive Inc.,
              5.000% 08/01/04(a)..........................................        5,762
                                                                             ----------
                                                                                 12,224
                                                                             ----------
            BROADCASTING AND CABLE -- 2.8%
    6,925   Liberty Media Corporation,
              0.750% 03/30/23.............................................        7,436
    1,975   Liberty Media Corporation,
              3.500% 01/15/31(a)..........................................        1,521
   12,310   Liberty Media Corporation,
              3.250% 03/15/31(a)..........................................       11,940
    7,255   Liberty Media Group,
              3.500% 01/15/31@............................................        5,586
   10,800   The Walt Disney Company,
              2.125% 04/15/23.............................................       11,030
                                                                             ----------
                                                                                 37,513
                                                                             ----------
            CHEMICALS -- BASIC -- 0.4%
    4,915   Church & Dwight Co., Inc.,
              5.250% 08/15/33.............................................        5,222
                                                                             ----------
            COMMERCIAL SERVICES -- 2.0%
    4,290   Acxiom Corporation,
              3.750% 02/15/09@............................................        4,676
   11,910   Fair Issac Corporation,
              1.500% 08/15/23.............................................       12,729
    7,897   Lennox International Inc.,
              6.250% 06/01/09.............................................        9,101
                                                                             ----------
                                                                                 26,506
                                                                             ----------
            COMPUTER SERVICES -- 2.3%
   13,720   Amazon.com, Inc.,
              4.750% 02/01/09.............................................       13,085

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTER SERVICES -- (CONTINUED)
$  11,910   DST Systems Inc.,
              4.125% 08/15/23.............................................   $   13,221
    3,850   The BISYS Group, Inc.,
              4.000% 03/15/06@............................................        3,696
      975   The BISYS Group, Inc.,
              4.000% 03/15/06.............................................          936
                                                                             ----------
                                                                                 30,938
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.5%
    8,910   Quantum Corporation,
              4.375% 08/01/10.............................................        8,621
      970   School Specialty, Inc.,
              6.000% 08/01/08.............................................        1,029
    5,330   School Specialty, Inc.,
              6.000% 08/01/08@............................................        5,656
    4,900   School Specialty, Inc.,
              3.750% 08/01/23.............................................        4,839
                                                                             ----------
                                                                                 20,145
                                                                             ----------
            CONGLOMERATES -- 2.6%
   13,750   Tyco International Group,
              2.750% 01/15/18.............................................       15,073
   17,350   Tyco International Group,
              3.125% 01/15/23.............................................       19,476
                                                                             ----------
                                                                                 34,549
                                                                             ----------
            CONSTRUCTION -- 0.6%
   11,750   Shaw Group Inc.,
              2.487%*** 05/01/21(a).......................................        7,608
                                                                             ----------
            CONSUMER SERVICES -- 0.7%
    3,960   Pegasus Solution Inc.,
              3.875% 07/15/23.............................................        3,836
   10,890   RPM International, Inc.,
              1.389% 05/13/33.............................................        5,336
                                                                             ----------
                                                                                  9,172
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.3%
    4,776   Electro Scientific Industries, Inc.,
              4.250% 12/21/06.............................................        4,573
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.8%
    4,715   Kaydon Corporation,
              4.000% 05/23/23.............................................        4,933
    6,686   Maverick Tube Corporation,
              4.000% 06/15/33(a)..........................................        5,809
                                                                             ----------
                                                                                 10,742
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.0%
    8,925   CenterPoint Energy, Inc.,
              3.750% 05/15/23.............................................        9,115
   12,890   PPL Energy Supply LLC,
              2.625% 05/15/23.............................................       12,728
    5,950   Reliant Resources, Inc.,
              5.000% 08/15/10(a)..........................................        5,065
                                                                             ----------
                                                                                 26,908
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
$  10,750   Calpine Corporation,
              4.000% 12/26/06.............................................   $    9,850
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 1.5%
   16,870   Vishay Intertechnology,
              3.625% 08/01/23(a)..........................................       20,033
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 0.1%
    1,000   Massey Energy Company,
              4.750% 05/15/23(a)..........................................        1,005
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 1.4%
    4,225   Devon Energy Corporation,
              4.950% 08/15/08.............................................        4,299
    8,925   Kerr-McGee Corporation,
              5.250% 02/15/10.............................................        9,305
    5,450   Massey Energy Company,
              4.750% 05/15/23.............................................        5,477
                                                                             ----------
                                                                                 19,081
                                                                             ----------
            FOOD PRODUCTS -- 0.8%
    4,000   Bunge Ltd.,
              3.750% 11/15/22.............................................        4,305
    5,075   Performance Food Group Company,
              5.500% 10/16/08.............................................        6,743
                                                                             ----------
                                                                                 11,048
                                                                             ----------
            HEALTH SERVICES -- 1.6%
    3,970   Affymetrix Inc.,
              4.750% 02/15/07.............................................        3,623
    9,920   Health Management Associates, Inc.,
              1.500% 08/01/23.............................................       10,465
    6,950   Lincare Holdings Inc.,
              3.000% 06/15/33.............................................        7,150
                                                                             ----------
                                                                                 21,238
                                                                             ----------
            INSURANCE -- 0.9%
    5,892   Ohio Casualty Corporation,
              5.000% 03/19/22@............................................        5,678
    5,850   PMI Group Inc.,
              2.500% 07/15/21@............................................        6,187
                                                                             ----------
                                                                                 11,865
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 2.1%
    7,410   Charles River Labs Inc.,
              3.500% 02/01/22@............................................        7,364
   14,890   Invitrogen Corporation,
              2.000% 08/01/23.............................................       16,360
    3,970   Protein Design Labs, Inc.,
              2.750% 08/16/23.............................................        3,876
                                                                             ----------
                                                                                 27,600
                                                                             ----------
            METALS AND MINING -- 2.2%
   12,785   Freeport-McMoran Copper & Gold, Inc.,
              7.000% 02/11/11.............................................       17,100
    4,995   Inco Ltd.,
              1.000% 03/14/23@............................................        5,182
    4,870   Inco Ltd.,
              3.500% 03/14/52.............................................        5,990

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
$   1,000   Inco Ltd.,
              3.500% 03/14/52@............................................   $    1,230
                                                                             ----------
                                                                                 29,502
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.4%
    4,970   Dynegy Inc.,
              4.750% 08/15/23.............................................        5,709
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.8%
    8,860   American Tower Corporation,
              6.250% 10/15/09.............................................        8,439
   11,910   American Tower Corporation,
              3.250% 08/01/10.............................................       12,773
    4,940   Corning Inc.,
              3.500% 11/01/08.............................................        5,786
    9,830   Crown Castle International Corporation,
              4.000% 07/15/10.............................................       11,612
   12,800   Lucent Technologies Inc.,
              2.750% 06/15/23.............................................       12,016
                                                                             ----------
                                                                                 50,626
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.2%
    2,000   Fisher Scientific International,
              2.500% 10/01/23.............................................        2,205
                                                                             ----------
            OILFIELD SERVICES -- 2.3%
    9,925   Halliburton Company,
              3.125% 07/15/23.............................................        9,925
    8,226   Hanover Compressor Company,
              4.750% 03/15/08.............................................        7,393
    1,000   Pride International, Inc.,
              2.500% 03/01/07.............................................        1,180
   11,900   Pride International, Inc.,
              3.250% 05/01/33(a)..........................................       12,138
                                                                             ----------
                                                                                 30,636
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.3%
   17,910   Sealed Air Corporation,
              3.000% 06/30/33(a)..........................................       17,843
                                                                             ----------
            PHARMACEUTICALS -- 6.2%
    9,920   Amgen Inc.,
              0.962%*** 03/01/32..........................................        7,552
    2,970   Axcan Pharmaceuticals, Inc.,
              4.250% 04/15/08@............................................        3,512
    3,970   Celgene Corporation,
              1.750% 06/01/08.............................................        4,580
    9,260   Enzon Pharmaceuticals Inc.,
              4.500% 07/01/08.............................................        7,709
   11,880   ICOS Corporation,
              2.000% 07/01/23.............................................       11,004
    5,700   IVAX Corporation,
              4.500% 05/15/08@............................................        5,593

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
$   1,400   IVAX Corporation,
              4.500% 05/15/08.............................................   $    1,374
    3,270   K-V Pharmaceutical Company,
              2.500% 05/16/33.............................................        3,785
    2,100   Medicis Pharmaceutical Corporation, Inc.,
              2.500% 06/04/32@............................................        2,449
      170   Medicis Pharmaceutical Corporation, Inc.,
              2.500% 06/04/32.............................................          198
    6,950   Sepracor Inc.,
              5.000% 02/15/07(a)..........................................        6,429
    7,950   Teva Pharmaceutical Industries Ltd.,
              0.375% 11/15/22.............................................       11,169
   11,290   Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07.............................................        9,540
    6,970   Watson Pharmaceuticals,
              1.750% 03/15/23@............................................        8,451
                                                                             ----------
                                                                                 83,345
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 1.1%
    2,420   Interpublic Group of Companies, Inc.,
              4.500% 03/15/23@............................................        3,415
   12,795   Lamar Advertising Company,
              2.875% 12/31/10.............................................       11,740
                                                                             ----------
                                                                                 15,155
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.3%
    5,875   GATX Corporation,
              7.500% 02/01/07@............................................        6,131
    1,805   GATX Corporation,
              7.500% 02/01/07.............................................        1,884
    3,952   GATX Corporation,
              5.000% 08/15/23.............................................        4,308
    4,960   Yellow Corporation,
              5.000% 08/08/23(a)..........................................        5,822
                                                                             ----------
                                                                                 18,145
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
    1,170   EOP Operating, LP,
              7.250%** 11/15/08@..........................................        1,230
                                                                             ----------
            RETAIL -- SPECIALTY -- 0.5%
    6,720   J.C. Penney Company, Inc.,
              5.000% 10/15/08@............................................        6,838
                                                                             ----------
            SEMICONDUCTORS -- 4.9%
   14,750   Agere Systems Inc.,
              6.500% 12/15/09.............................................       19,045
    9,745   Agilent Technologies, Inc.,
              3.000% 12/01/21@............................................        9,829
    3,080   Conexant Systems, Inc.,
              4.000% 02/01/07.............................................        2,614
    4,818   Fairchild Semiconductor Corporation,
              5.000% 11/01/08@............................................        4,716

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
$   2,000   Fairchild Semiconductor Corporation, Class A,
              5.000% 11/01/08.............................................   $    1,958
    5,420   International Rectifier Corporation,
              4.250% 07/15/07.............................................        5,163
    4,880   Kulicke & Soffa Industries Inc.,
              5.250% 08/15/06.............................................        4,465
    4,900   Kulicke & Soffa Industries, Inc.,
              4.750% 12/15/06.............................................        4,294
      990   LSI Logic Corporation,
              4.000% 11/01/06.............................................          947
    4,351   LSI Logic Corporation,
              4.000% 11/01/06@............................................        4,161
    7,920   LSI Logic Corporation,
              4.000% 05/15/10@............................................        8,554
                                                                             ----------
                                                                                 65,746
                                                                             ----------
            SOFTWARE -- 1.4%
   10,325   BEA Systems, Inc.,
              4.000% 12/15/06.............................................       10,093
    3,680   Documentum, Inc.,
              4.500% 04/01/07.............................................        3,951
    4,686   Mercury Interactive Corporation,
              4.750% 07/01/07(a)..........................................        4,657
                                                                             ----------
                                                                                 18,701
                                                                             ----------
            SPECIALTY STORES -- 0.4%
    5,295   Barnes & Noble, Inc.,
              5.250% 03/15/09@............................................        5,434
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 5.1%
    9,405   Andrew Corporation,
              3.250% 08/15/13.............................................       11,097
    9,675   AT&T Corporation - Liberty Media Group,
              4.000% 11/15/29.............................................        6,410
    2,900   Centurytel Inc.,
              4.750% 08/01/32.............................................        3,353
    4,925   Commonwealth Telephone Enterprises, Inc.,
              3.250% 07/15/23.............................................        4,999
    6,800   Harris Corporation,
              3.500% 08/15/22.............................................        7,302
    3,000   Level 3 Communications, Inc.,
              6.000% 09/15/09(a)..........................................        1,913
    2,000   Level 3 Communications, Inc.,
              6.000% 03/15/10(a)..........................................        1,255
    6,880   Level 3 Communications, Inc.,
              2.875% 07/15/10(a)..........................................        6,768
    2,940   Nextel Communications, Inc.,
              6.000% 06/01/11.............................................        3,186
   11,560   Nextel Communications, Inc., Class A,
              5.250% 01/15/10.............................................       10,780

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$  11,450   Nextel Partners, Inc.,
              1.500% 11/15/08.............................................   $   11,926
                                                                             ----------
                                                                                 68,989
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $742,415).............................................      783,300
                                                                             ----------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 21.4%
            AEROSPACE AND DEFENSE -- 1.2%
   45,000   Northrop Grumman Corporation, 7.00%...........................        5,306
   80,350   Northrop Grumman Corporation, 7.25%...........................        7,858
   68,500   Raytheon Company(a)...........................................        3,627
                                                                             ----------
                                                                                 16,791
                                                                             ----------
            AUTOMOTIVE -- 1.7%
   74,000   Ford Motor Company Capital Trust II...........................        3,205
  552,250   General Motors Corporation....................................       14,883
  233,300   General Motors Corporation, Series B..........................        5,361
                                                                             ----------
                                                                                 23,449
                                                                             ----------
            BEVERAGES -- 0.5%
  210,350   Constellation Brands, Inc. ...................................        6,083
                                                                             ----------
            COMMERCIAL BANKING -- 0.7%
  145,000   Washington Mutual Capital Trust I.............................        7,767
   40,000   Washington Mutual Inc. .......................................        2,143
                                                                             ----------
                                                                                  9,910
                                                                             ----------
            COMMERCIAL SERVICES -- 0.5%
  138,680   Cendant Corporation...........................................        6,349
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
   63,700   Xerox Corporation.............................................        6,519
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 0.9%
   47,550   Doral Financial Corporation...................................       11,965
                                                                             ----------
            CONSUMER SERVICES -- 0.3%
   66,255   Allied Waste Industries, Inc. ................................        4,124
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.0%
   97,800   Williams Companies, Inc.(a)...................................        5,892
  119,100   Williams Companies, Inc.@.....................................        7,176
                                                                             ----------
                                                                                 13,068
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.7%
  288,200   Ameren Corporation............................................        8,026
  120,200   Cinergy Corporation...........................................        7,356
  330,000   Duke Energy Corporation.......................................        4,310
  175,300   PPL Capital Fund Trust I......................................        3,685
                                                                             ----------
                                                                                 23,377
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 1.3%
   70,200   Anthem, Inc. .................................................   $    5,985
  205,850   Omnicare, Inc.(a).............................................       11,579
                                                                             ----------
                                                                                 17,564
                                                                             ----------
            HEAVY MACHINERY -- 1.0%
  179,200   Cummins Capital Trust I.......................................       10,528
   42,000   Cummins Capital Trust I@......................................        2,468
                                                                             ----------
                                                                                 12,996
                                                                             ----------
            INSURANCE -- 2.6%
  208,360   Hartford Financial Services Group, Inc. ......................       11,654
  196,225   Prudential Financial Inc. ....................................       11,785
   66,000   Reinsurance Group of America Inc. ............................        3,919
  175,560   UnumProvident Corporation.....................................        5,650
                                                                             ----------
                                                                                 33,008
                                                                             ----------
            INVESTMENT SERVICES -- 0.8%
  294,000   Citigroup Global Markets Holdings Inc. .......................       10,222
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.9%
  242,160   Baxter International Inc. ....................................       12,750
                                                                             ----------
            METALS AND MINING -- 0.2%
   43,750   Arch Coal, Inc. ..............................................        2,838
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
   85,950   Lucent Technologies Capital Trust I...........................        7,131
   20,000   Lucent Technologies Inc. .....................................        2,075
  270,000   Merrill Lynch-Series Cisco....................................        5,360
                                                                             ----------
                                                                                 14,566
                                                                             ----------
            OIL AND GAS -- 1.0%
  173,650   Chesapeake Energy Corporation.................................       10,853
   46,200   Southern Union Company........................................        2,587
                                                                             ----------
                                                                                 13,440
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.0%
  172,500   Boise Cascade Corporation.....................................        7,807
  111,400   Temple-Inland Inc. ...........................................        5,442
                                                                             ----------
                                                                                 13,249
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
  176,700   Equity Residential Properties Trust...........................        4,608
                                                                             ----------
            SEMICONDUCTORS -- 0.4%
  154,990   Motorola, Inc.(a).............................................        5,877
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.8%
  199,600   Alltel Corporation............................................        9,759
  116,000   CenturyTel, Inc. .............................................        3,213
  228,000   Citizens Communications Company...............................        5,495

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
  113,600   Citizens Utilities Trust......................................   $    5,669
                                                                             ----------
                                                                                 24,136
                                                                             ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $270,116).............................................      286,889
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 0.6%
              (Cost $7,023)
$   9,800   Nortel Networks Corporation,
              4.250% 09/01/08.............................................        8,649
                                                                             ----------
 SHARES
  (000)
--------
            INVESTMENT COMPANIES -- 15.8%
              (Cost $213,064)
  213,064   Nations Cash Reserves, Capital Class Shares#..................      213,064
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,466,708*)................................     115.2%   1,548,849
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (15.2)%
            Receivable for investment securities sold.....................   $      994
            Receivable for Fund shares sold...............................        2,612
            Dividends receivable..........................................          532
            Interest receivable...........................................        6,839
            Receivable from investment adviser............................           44
            Collateral on securities loaned...............................     (210,066)
            Payable for Fund shares redeemed..............................       (2,517)
            Investment advisory fee payable...............................         (724)
            Administration fee payable....................................         (256)
            Shareholder servicing and distribution fees payable...........         (236)
            Due to custodian..............................................         (995)
            Accrued Trustees' fees and expenses...........................          (73)
            Accrued expenses and other liabilities........................         (209)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................     (204,055)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,344,794
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      464
            Accumulated net realized loss on investments sold.............      (89,370)
            Net unrealized appreciation of investments....................       82,141
            Paid-in capital...............................................    1,351,559
                                                                             ----------
            NET ASSETS....................................................   $1,344,794
                                                                             ==========
                                                                               VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($795,691,991 / 51,891,112 shares outstanding)..............       $15.33
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($356,003,086 /
              23,210,155 shares outstanding)..............................       $15.34
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................       $16.28

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($138,344,590 / 9,111,890 shares outstanding)...............       $15.18
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($54,754,520 / 3,571,256 shares outstanding)................       $15.33
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $210,066.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $195,072 and $202,733, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMMON STOCKS -- 62.9%
           AEROSPACE AND DEFENSE -- 1.4%
  24,602   Boeing Company................................................   $    845
  32,289   Rockwell Collins, Inc. .......................................        815
  17,735   United Technologies Corporation...............................      1,370
                                                                            --------
                                                                               3,030
                                                                            --------
           AUTOMOTIVE -- 0.5%
  25,631   Ford Motor Company............................................        276
  15,786   Lear Corporation!!............................................        831
                                                                            --------
                                                                               1,107
                                                                            --------
           BEVERAGES -- 1.6%
  16,875   Anheuser-Busch Companies, Inc. ...............................        833
  17,824   Coca-Cola Company.............................................        766
  40,457   PepsiCo, Inc. ................................................      1,853
                                                                            --------
                                                                               3,452
                                                                            --------
           BROADCASTING AND CABLE -- 1.8%
  31,925   AOL Time Warner Inc.!!........................................        482
   9,997   Clear Channel Communications, Inc. ...........................        383
  25,745   Comcast Corporation, Class A!!................................        761
   9,246   Pixar, Inc.!!.................................................        615
   6,469   The E.W. Scripps Company, Class A.............................        551
  25,132   Viacom Inc., Class B..........................................        962
                                                                            --------
                                                                               3,754
                                                                            --------
           BUILDING MATERIALS -- 0.4%
   9,106   American Standard Companies Inc.!!............................        767
                                                                            --------
           CHEMICALS -- SPECIALTY -- 0.7%
  13,085   International Flavors & Fragrances, Inc. .....................        433
  41,746   Monsanto Company..............................................        999
                                                                            --------
                                                                               1,432
                                                                            --------
           COMMERCIAL BANKING -- 7.9%
  34,507   Charter One Financial, Inc. ..................................      1,056
  84,578   Citigroup Inc.##..............................................      3,848
  13,593   City National Corporation.....................................        693
  25,661   Comerica Inc. ................................................      1,196
  60,000   FleetBoston Financial Corporation.............................      1,809
  23,389   Hibernia Corporation, Class A.................................        474
  24,736   Mellon Financial Corporation..................................        746
  13,880   PNC Financial Services Group..................................        660
  36,520   Sovereign Bancorp, Inc. ......................................        677
  76,748   US Bancorp....................................................      1,841
  26,937   Wachovia Corporation..........................................      1,110
  40,768   Washington Mutual, Inc. ......................................      1,605
  13,973   Zions Bancorporation..........................................        780
                                                                            --------
                                                                              16,495
                                                                            --------
           COMPUTER SERVICES -- 1.2%
   9,233   Affiliated Computer Services, Inc., Class A!!.................        450
  50,324   Convergys Corporation!!.......................................        923
  50,419   CSG Systems International, Inc.!!.............................        745
  12,746   First Data Corporation........................................        509
                                                                            --------
                                                                               2,627
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMPUTERS AND OFFICE
             EQUIPMENT -- 1.3%
   8,953   Dell Inc.!!...................................................   $    299
  15,846   Hewlett-Packard Company.......................................        307
  19,144   International Business Machines Corporation...................      1,690
  10,952   Pitney Bowes Inc. ............................................        420
                                                                            --------
                                                                               2,716
                                                                            --------
           CONGLOMERATES -- 0.3%
  14,260   Pentair, Inc. ................................................        569
                                                                            --------
           CONSUMER CREDIT AND
             MORTGAGES -- 1.0%
  11,294   Fannie Mae....................................................        793
  59,747   MBNA Corporation..............................................      1,362
                                                                            --------
                                                                               2,155
                                                                            --------
           CONSUMER SERVICES -- 0.1%
  12,670   Hewitt Associates, Inc.!!.....................................        309
                                                                            --------
           DEPARTMENT AND DISCOUNT
             STORES -- 1.0%
  39,485   Wal-Mart Stores, Inc.##.......................................      2,205
                                                                            --------
           DIVERSIFIED ELECTRONICS -- 1.1%
  20,612   Cooper Industries, Ltd. ......................................        990
  34,499   Flextronics International Ltd.!!..............................        489
  21,912   Harris Corporation............................................        784
                                                                            --------
                                                                               2,263
                                                                            --------
           DIVERSIFIED MANUFACTURING -- 2.6%
  12,688   3M Company....................................................        876
 119,441   General Electric Company......................................      3,561
  25,581   Harsco Corporation............................................        984
                                                                            --------
                                                                               5,421
                                                                            --------
           ELECTRIC POWER -- NON NUCLEAR -- 0.7%
  94,089   AES Corporation!!.............................................        698
  12,864   Entergy Corporation...........................................        697
                                                                            --------
                                                                               1,395
                                                                            --------
           ELECTRIC POWER -- NUCLEAR -- 0.8%
  15,068   DTE Energy Company............................................        556
  16,755   FPL Group, Inc. ..............................................      1,059
                                                                            --------
                                                                               1,615
                                                                            --------
           ELECTRICAL EQUIPMENT -- 0.2%
  24,725   Celestica Inc.!!..............................................        392
                                                                            --------
           EXPLORATION AND PRODUCTION -- 0.2%
  11,857   Anadarko Petroleum Corporation................................        495
                                                                            --------
           FINANCE -- MISCELLANEOUS -- 0.9%
  10,994   Affiliated Managers Group, Inc.!!.............................        690
  10,383   Capital One Financial Corporation.............................        592
  13,340   H & R Block, Inc. ............................................        576
                                                                            --------
                                                                               1,858
                                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           FINANCIAL SERVICES -- 0.5%
  33,110   J.P. Morgan Chase & Company...................................   $  1,137
                                                                            --------
           FOOD AND DRUG STORES -- 0.3%
  33,755   The Kroger Company!!..........................................        603
                                                                            --------
           FOOD PRODUCTS -- 1.0%
  35,012   Kellogg Company...............................................      1,168
  63,781   Tyson Foods Inc., Class A.....................................        901
                                                                            --------
                                                                               2,069
                                                                            --------
           HEALTH SERVICES -- 1.4%
  22,257   Health Net Inc.!!.............................................        705
  16,639   Quest Diagnostics Inc.!!......................................      1,008
  14,080   UnitedHealth Group Inc. ......................................        709
   8,041   Wellpoint Health Networks Inc.!!..............................        620
                                                                            --------
                                                                               3,042
                                                                            --------
           HOUSEHOLD PRODUCTS -- 1.6%
  24,550   Colgate-Palmolive Company.....................................      1,372
  18,511   Procter & Gamble Company......................................      1,718
  10,020   The Estee Lauder Companies Inc., Class A......................        342
                                                                            --------
                                                                               3,432
                                                                            --------
           HOUSING AND FURNISHING -- 0.6%
  10,454   Lennar Corporation, Class A...................................        813
   6,698   Mohawk Industries Inc.!!......................................        478
                                                                            --------
                                                                               1,291
                                                                            --------
           INSURANCE -- 2.8%
  18,688   ACE Ltd. .....................................................        618
  13,033   Ambac Financial Group, Inc. ..................................        834
  24,407   American International Group, Inc. ...........................      1,409
  13,064   Prudential Financial, Inc. ...................................        488
  33,787   The PMI Group, Inc. ..........................................      1,140
  41,362   Travelers Property Casualty Corporation, Class B..............        657
  49,888   UnumProvident Corporation.....................................        737
                                                                            --------
                                                                               5,883
                                                                            --------
           INTEGRATED OIL -- 3.4%
  24,995   ChevronTexaco Corporation.....................................      1,786
  78,730   Exxon Mobil Corporation##.....................................      2,881
  14,090   Kerr-McGee Corporation........................................        629
  27,861   Marathon Oil Corporation......................................        794
  21,208   Occidental Petroleum Corporation..............................        747
  10,472   Valero Energy Corporation.....................................        401
                                                                            --------
                                                                               7,238
                                                                            --------
           INVESTMENT SERVICES -- 0.8%
   9,253   Lehman Brothers Holdings Inc. ................................        639
  20,754   Merrill Lynch & Company, Inc. ................................      1,111
                                                                            --------
                                                                               1,750
                                                                            --------
           LODGING AND RECREATION -- 1.0%
  15,933   Brunswick Corporation.........................................        409
  12,651   Harrah's Entertainment, Inc. .................................        533
  13,828   Mandalay Resort Group.........................................        548
  35,341   Mattel, Inc. .................................................        670
                                                                            --------
                                                                               2,160
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           MEDICAL DEVICES AND SUPPLIES -- 2.1%
  20,753   Abbott Laboratories...........................................   $    883
  18,840   Boston Scientific Corporation!!...............................      1,202
  12,611   DENTSPLY International Inc. ..................................        565
  38,091   Johnson & Johnson.............................................      1,887
                                                                            --------
                                                                               4,537
                                                                            --------
           METALS AND MINING -- 0.2%
  16,375   Arch Coal, Inc. ..............................................        364
                                                                            --------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.0%
 120,925   Cisco Systems, Inc.!!.........................................      2,363
  93,112   Motorola, Inc. ...............................................      1,115
 121,082   Tellabs, Inc.!!...............................................        822
                                                                            --------
                                                                               4,300
                                                                            --------
           OILFIELD SERVICES -- 0.4%
  17,080   GlobalSantaFe Corporation.....................................        409
  16,616   Halliburton Company...........................................        403
                                                                            --------
                                                                                 812
                                                                            --------
           PACKAGING AND CONTAINERS -- 0.6%
  15,221   Ball Corporation..............................................        822
  54,667   Crown Holdings, Inc.!!........................................        369
                                                                            --------
                                                                               1,191
                                                                            --------
           PAPER AND FOREST PRODUCTS -- 0.1%
   7,041   International Paper Company...................................        275
                                                                            --------
           PHARMACEUTICALS -- 5.2%
  12,452   Allergan, Inc. ...............................................        980
  30,066   Amgen Inc.!!..................................................      1,941
  27,143   Bristol-Myers Squibb Company..................................        696
   9,985   Eli Lilly and Company.........................................        593
  13,962   Express Scripts, Inc.!!.......................................        854
  26,813   MedImmune, Inc.!!.............................................        885
  11,179   Merck & Company, Inc. ........................................        566
 106,416   Pfizer Inc.##.................................................      3,234
  52,700   Shire Pharmaceuticals Group plc, ADR!!........................      1,165
                                                                            --------
                                                                              10,914
                                                                            --------
           PUBLISHING AND ADVERTISING -- 0.9%
   9,156   Dow Jones & Company, Inc. ....................................        434
  56,347   Interpublic Group of Companies, Inc. .........................        795
  11,325   McGraw-Hill Companies, Inc. ..................................        704
                                                                            --------
                                                                               1,933
                                                                            --------
           RAILROADS, TRUCKING AND
             SHIPPING -- 0.4%
  13,775   United Parcel Service, Inc., Class B..........................        879
                                                                            --------
           RESTAURANTS -- 0.5%
  15,421   Brinker International, Inc.!!.................................        514
  27,231   Darden Restaurants, Inc. .....................................        518
                                                                            --------
                                                                               1,032
                                                                            --------
           SEMICONDUCTORS -- 3.4%
 162,340   Agere Systems Inc., Class A!!(a)..............................        498
 117,373   Intel Corporation.............................................      3,230
  25,140   Intergrated Device Technology, Inc.!!.........................        312

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           SEMICONDUCTORS -- (CONTINUED)
  15,822   Lam Research Corporation!!....................................   $    350
  16,228   MKS Instruments, Inc.!!.......................................        351
  27,552   Teradyne, Inc.!!..............................................        512
  55,300   Texas Instruments Inc. .......................................      1,262
  22,478   Xilinx, Inc.!!................................................        641
                                                                            --------
                                                                               7,156
                                                                            --------
           SOFTWARE -- 3.1%
  14,362   Electronic Arts Inc.!!........................................      1,325
  16,513   Intuit Inc.!!.................................................        797
 112,322   Microsoft Corporation##.......................................      3,121
  54,843   Network Associates, Inc.!!....................................        755
   8,369   Symantec Corporation!!........................................        527
                                                                            --------
                                                                               6,525
                                                                            --------
           SPECIALTY STORES -- 1.6%
  22,839   Abercrombie & Fitch Company!!.................................        633
  32,607   American Eagle Outfitters, Inc.!!.............................        485
  33,304   Barnes & Noble, Inc.!!........................................        845
  22,090   Home Depot, Inc. .............................................        704
  24,645   Sherwin-Williams Company......................................        725
                                                                            --------
                                                                               3,392
                                                                            --------
           TELECOMMUNICATIONS SERVICES -- 2.6%
  29,099   BellSouth Corporation.........................................        689
  31,954   CenturyTel, Inc. .............................................      1,083
  61,906   Nextel Communications, Inc., Class A!!........................      1,219
  46,997   SBC Communications Inc. ......................................      1,046
  45,125   Verizon Communications Inc.##.................................      1,463
                                                                            --------
                                                                               5,500
                                                                            --------
           TOBACCO -- 0.7%
  31,582   Altria Group, Inc. ...........................................      1,383
                                                                            --------
           TOTAL COMMON STOCKS
             (Cost $111,719).............................................    132,855
                                                                            --------
PRINCIPAL
 AMOUNT
  (000)
---------
            ASSET-BACKED SECURITIES -- 1.5%
            ASSET-BACKED -- AUTO LOANS -- 0.8%
$    800    AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................        829
     450    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        477
     267    Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        271
                                                                             --------
                                                                                1,577
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
$    125    American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................   $    124
     500    Citibank Credit Card Master Trust I, Series 1999-5, Class A,
              6.100% 05/15/08.............................................        550
                                                                             --------
                                                                                  674
                                                                             --------
            ASSET-BACKED -- HOME EQUITY
              LOANS -- 0.0%+
      77    First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         79
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
     900    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................        935
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $3,126)...............................................      3,265
                                                                             --------
            CORPORATE BONDS AND NOTES -- 9.0%
            AEROSPACE AND DEFENSE -- 0.2%
      79    Boeing Company,
              5.125% 02/15/13.............................................         80
      10    General Dynamics Corporation,
              4.500% 08/15/10.............................................         10
     151    Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        177
      73    Raytheon Company,
              5.375% 04/01/13.............................................         75
                                                                             --------
                                                                                  342
                                                                             --------
            AUTOMOTIVE -- 0.6%
     243    Daimler Chrysler,
              4.050% 06/04/08.............................................        241
     137    Delphi Corporation,
              6.125% 05/01/04.............................................        140
     177    Ford Motor Company,
              7.450% 07/16/31.............................................        163
     362    Ford Motor Credit Company,
              5.800% 01/12/09##...........................................        364
      33    Ford Motor Credit Company,
              7.375% 02/01/11.............................................         35
     135    General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        143
      87    General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................         90
     113    General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        116
      44    General Motors Corporation,
              8.250% 07/15/23.............................................         46
                                                                             --------
                                                                                1,338
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BEVERAGES -- 0.1%
$     91    Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................   $     96
     197    Cadbury Schweppes,
              5.125% 10/01/13@............................................        200
                                                                             --------
                                                                                  296
                                                                             --------
            BROADCASTING AND CABLE -- 0.4%
     143    AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        157
      18    AOL Time Warner Inc.,
              6.875% 05/01/12.............................................         20
     202    AOL Time Warner Inc.,
              7.625% 04/15/31##...........................................        230
     116    Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        133
      69    Cox Communications, Inc., Class A,
              5.500% 10/01/15.............................................         71
      38    Cox Enterprises, Inc.,
              4.375% 05/01/08@............................................         39
      21    Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................         21
      61    Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................         85
       8    Viacom Inc., Class B,
              6.625% 05/15/11.............................................          9
      36    Viacom Inc., Class B,
              7.875% 07/30/30.............................................         45
                                                                             --------
                                                                                  810
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
      44    Dow Chemical Company,
              6.125% 02/01/11.............................................         47
      50    Dow Chemical Company,
              7.375% 11/01/29.............................................         56
      38    Eastman Chemical Company,
              3.250% 06/15/08.............................................         37
                                                                             --------
                                                                                  140
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
      63    E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................         64
      49    Praxair, Inc.,
              4.750% 07/15/07.............................................         52
      68    Praxair, Inc.,
              6.500% 03/01/08.............................................         77
                                                                             --------
                                                                                  193
                                                                             --------
            COMMERCIAL BANKING -- 1.7%
     131    AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        133
     351    Bank One Corporation,
              6.000% 08/01/08.............................................        392
     326    Citigroup Inc.,
              7.250% 10/01/10##...........................................        386
      88    Citigroup Inc.,
              6.000% 02/21/12.............................................         97
      69    City National Bank,
              5.125% 02/15/13.............................................         70

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$     84    FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................   $     93
     133    Golden West Financial Corporation,
              4.750% 10/01/12.............................................        136
     210    J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        241
      67    Key Bank N.A.,
              7.000% 02/01/11.............................................         78
     101    Mellon Funding Corporation,
              6.700% 03/01/08.............................................        115
      81    Mellon Funding Corporation,
              6.400% 05/14/11.............................................         92
     226    National City Bank,
              4.625% 05/01/13.............................................        228
     102    PNC Funding Corporation,
              7.000% 09/01/04.............................................        107
     153    PNC Funding Corporation,
              5.750% 08/01/06.............................................        166
     161    Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        179
      71    Regions Financial Corporation,
              7.750% 09/15/24.............................................         88
      53    SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         53
     209    US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        237
     297    Wachovia Corporation,
              4.950% 11/01/06.............................................        320
     180    Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        196
     199    Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        215
                                                                             --------
                                                                                3,622
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      24    Electronic Data Systems Corporation,
              6.000% 08/01/13@............................................         23
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.1%
      59    International Business Machines Corporation,
              6.500% 01/15/28.............................................         65
      33    International Business Machines Corporation,
              5.875% 11/29/32.............................................         34
     123    Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        124
                                                                             --------
                                                                                  223
                                                                             --------
            CONGLOMERATES -- 0.1%
     118    Waste Management, Inc.,
              7.375% 08/01/10.............................................        138
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CONSUMER CREDIT AND
              MORTGAGES -- 0.2%
$     56    American Express Company,
              3.750% 11/20/07.............................................   $     58
      50    American Express Credit Corporation,
              3.000% 05/16/08.............................................         49
      65    American General Finance, MTN, Series H,
              2.750% 06/15/08.............................................         63
     302    Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        325
                                                                             --------
                                                                                  495
                                                                             --------
            CONSUMER SERVICES -- 0.0%+
      18    Monsanto Company,
              4.000% 05/15/08.............................................         18
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.2%
      21    Kohl's Corporation,
              6.000% 01/15/33.............................................         22
      22    Target Corporation,
              5.375% 06/15/09.............................................         24
     106    Target Corporation,
              5.875% 03/01/12.............................................        117
     175    Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        191
      50    Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................         50
                                                                             --------
                                                                                  404
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 0.1%
     188    First Data Corporation,
              4.700% 08/01/13.............................................        189
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      77    The Scotts Company, Class A,
              8.625% 01/15/09.............................................         81
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
      56    Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................         56
     135    Cinergy Corporation,
              6.250% 09/01/04.............................................        140
      35    Dominion Resources, Inc.,
              5.000% 03/15/13.............................................         35
      22    Ohio Edison Company,
              4.000% 05/01/08@............................................         22
      45    Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................         47
                                                                             --------
                                                                                  300
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.2%
      35    Duquesne Light Company,
              6.700% 04/15/12.............................................         40
      89    FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................         93
      53    FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................         54

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
$    117    Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................   $    127
      66    Southern Power Company, Series B,
              6.250% 07/15/12.............................................         72
      93    Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        100
                                                                             --------
                                                                                  486
                                                                             --------
            ENERGY -- MISCELLANEOUS -- 0.2%
      18    New York State Electric & Gas,
              5.750% 05/01/23.............................................         17
     113    Nisource Finance Corporation,
              5.400% 07/15/14.............................................        115
     221    Progress Energy, Inc.,
              6.050% 04/15/07.............................................        240
                                                                             --------
                                                                                  372
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.2%
     206    Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        223
     175    XTO Energy, Inc.,
              7.500% 04/15/12.............................................        195
                                                                             --------
                                                                                  418
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.6%
     120    Associates Corporation of North America,
              6.950% 11/01/18.............................................        141
      87    CIT Group Inc.,
              7.375% 04/02/07.............................................        100
      42    General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08(a)..........................................         44
     372    General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................        419
     136    Household Finance Corporation,
              5.875% 02/01/09.............................................        149
      53    Household Finance Corporation,
              6.375% 11/27/12.............................................         59
      72    Household Finance Corporation,
              7.350% 11/27/32.............................................         85
      52    International Lease Finance Corporation,
              4.500% 05/01/08.............................................         54
      80    National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................         81
      90    National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................         99
      69    National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................         86
                                                                             --------
                                                                                1,317
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD AND DRUG STORES -- 0.1%
$    202    Fred Meyer, Inc.,
              7.450% 03/01/08.............................................   $    234
      19    The Kroger Company,
              6.800% 04/01/11.............................................         22
      23    The Kroger Company,
              6.750% 04/15/12.............................................         26
                                                                             --------
                                                                                  282
                                                                             --------
            HEALTH SERVICES -- 0.2%
      82    Cardinal Health, Inc.,
              6.750% 02/15/11.............................................         95
     193    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        214
      45    Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         50
                                                                             --------
                                                                                  359
                                                                             --------
            HEAVY MACHINERY -- 0.1%
     154    Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................        168
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.1%
     114    Proctor & Gamble Company,
              4.750% 06/15/07.............................................        122
                                                                             --------
            INSURANCE -- 0.4%
      37    Hartford Life, Inc.,
              7.375% 03/01/31.............................................         43
      31    Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         31
      70    Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................         68
      85    Metlife, Inc.,
              6.500% 12/15/32.............................................         91
      30    Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         32
     144    Principal Life Global,
              6.250% 02/15/12@............................................        160
      47    Progressive Corporation,
              6.250% 12/01/32.............................................         50
     212    Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................        241
      46    The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         46
      35    The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13@............................................         34
                                                                             --------
                                                                                  796
                                                                             --------
            INTEGRATED OIL -- 0.1%
     194    USX Corporation,
              6.650% 02/01/06.............................................        214
                                                                             --------
            INVESTMENT SERVICES -- 1.0%
     167    Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        172

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$     25    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................   $     27
     104    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        114
     204    Goldman Sachs Group, Inc.,
              6.875% 01/15/11##...........................................        235
     169    Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        191
     185    Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        190
     152    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        174
      38    Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         46
     189    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        209
      82    Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................         81
      63    Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................         64
     245    Morgan Stanley,
              6.750% 04/15/11##...........................................        281
     109    Morgan Stanley,
              6.600% 04/01/12.............................................        123
      68    Morgan Stanley,
              5.300% 03/01/13.............................................         70
      80    Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................         91
                                                                             --------
                                                                                2,068
                                                                             --------
            MEDICAL DEVICES AND
              SUPPLIES -- 0.0%+
      57    Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................         59
                                                                             --------
            METALS AND MINING -- 0.1%
     100    Alcoa Inc.,
              7.375% 08/01/10.............................................        119
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
     250    CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................        281
                                                                             --------
            NATURAL GAS PIPELINES -- 0.2%
     241    Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        257
     125    Teppco Partners, LP,
              7.625% 02/15/12.............................................        147
                                                                             --------
                                                                                  404
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            OIL REFINING AND MARKETING -- 0.0%+
$     39    Valero Energy Corporation,
              6.875% 04/15/12.............................................   $     44
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.1%
      70    Champion International Corporation,
              7.350% 11/01/25.............................................         78
      62    International Paper Company,
              5.850%** 10/30/12...........................................         66
      52    MeadWestvaco Corporation,
              6.850% 04/01/12.............................................         59
      91    MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        108
                                                                             --------
                                                                                  311
                                                                             --------
            PHARMACEUTICALS -- 0.0%+
      27    Pharmacia Corporation,
              6.600% 12/01/28.............................................         31
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
      81    Gannett Company, Inc.,
              6.375% 04/01/12.............................................         92
      58    Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         68
      20    News America Holdings,
              9.250% 02/01/13.............................................         26
     116    News America Holdings,
              8.150% 10/17/36.............................................        143
      25    News America Inc.,
              6.550% 03/15/33.............................................         26
                                                                             --------
                                                                                  355
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.2%
     147    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        170
     234    FedEx Corporation,
              6.625% 02/12/04.............................................        238
                                                                             --------
                                                                                  408
                                                                             --------
            REAL ESTATE -- 0.1%
     129    EOP Operating LP,
              7.000% 07/15/11.............................................        147
      16    ERP Operating LP,
              5.200% 04/01/13.............................................         16
                                                                             --------
                                                                                  163
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
      58    Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         63
      59    Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................         60
                                                                             --------
                                                                                  123
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.7%
      24    AT&T Corporation,
              7.800% 11/15/11.............................................         28

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$     17    AT&T Corporation,
              8.500%** 11/15/31...........................................   $     20
      41    AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         49
      37    AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................         46
     138    BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        148
      30    Citizens Communications Company,
              9.250% 05/15/11.............................................         38
      15    Citizens Communications Company,
              9.000% 08/15/31.............................................         20
     107    Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................        128
      31    Pacific Bell,
              7.125% 03/15/26.............................................         36
      69    SBC Communications Inc.,
              6.250% 03/15/11.............................................         77
      24    Sprint Capital Corporation,
              6.125% 11/15/08.............................................         26
     204    Sprint Capital Corporation,
              8.375% 03/15/12##...........................................        241
     106    Sprint Capital Corporation,
              8.750% 03/15/32.............................................        126
      28    Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................         34
     224    Verizon New England Inc.,
              6.500% 09/15/11.............................................        251
     200    Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................        214
                                                                             --------
                                                                                1,482
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $17,876)..............................................     18,994
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.3%
            BROADCASTING AND CABLE -- 0.0%+
      17    Rogers Cable Inc.,
              6.250% 06/15/13.............................................         17
                                                                             --------
            BUILDING MATERIALS -- 0.1%
     185    Hanson Overseas BV,
              6.750% 09/15/05.............................................        200
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
      23    Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         23
                                                                             --------
            COMMERCIAL BANKING -- 0.1%
     114    Scotland International Finance,
              4.250% 05/23/13@............................................        110
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 0.0%+
$     48    Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................   $     46
                                                                             --------
            FOOD PRODUCTS -- 0.1%
     227    Unilever Capital Corporation,
              7.125% 11/01/10.............................................        269
                                                                             --------
            INTEGRATED OIL -- 0.3%
     142    Conoco Funding Company,
              6.350% 10/15/11.............................................        160
     113    PEMEX Finance Ltd.,
              5.720% 11/15/03.............................................        113
     228    PEMEX Project Funding Master Trust,
              8.625%** 02/01/22...........................................        254
      56    Petro-Canada,
              4.000% 07/15/13.............................................         53
                                                                             --------
                                                                                  580
                                                                             --------
            METALS AND MINING -- 0.1%
      47    Alcan Inc.,
              6.450% 03/15/11.............................................         53
      44    Alcan Inc.,
              7.250% 03/15/31.............................................         52
      48    BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         49
                                                                             --------
                                                                                  154
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
     105    Thomson Corporation,
              5.250% 08/15/13.............................................        109
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.1%
      95    Canadian National Railway Company,
              6.900% 07/15/28.............................................        107
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.4%
      53    British Telecommunications, plc,
              8.375%** 12/15/10...........................................         65
      25    British Telecommunications, plc,
              8.875%** 12/15/30...........................................         33
     203    Deutsche Telecom International Finance BV,
              5.250% 07/22/13.............................................        206
     130    Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        165
     159    France Telecom SA,
              9.000%** 03/01/11...........................................        194
     104    France Telecom SA,
              9.750% 03/01/31.............................................        139
     253    Telus Corporation,
              7.500% 06/01/07.............................................        285
                                                                             --------
                                                                                1,087
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $2,603)...............................................      2,702
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 12.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.8%
$    270    Freddie Mac, Series 2420, Class EC,
              6.500% 03/15/30.............................................   $    274
     388    Freddie Mac, Series 2434, Class PN,
              6.500% 05/15/29.............................................        393
     143    Freddie Mac, Series 2458, Class PC,
              6.500% 02/15/26.............................................        143
   4,239    JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4,
              Class X, Interest only,
              1.283%** 12/26/28...........................................        141
   6,160    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.113%** 12/15/30...........................................        240
  19,367    Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.448%** 09/15/27(c)........................................        207
  23,267    Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.307%** 03/15/29(c)........................................        202
                                                                             --------
                                                                                1,600
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.4%
       1      8.000% 01/01/04.............................................          1
   1,000      2.875% 09/15/05.............................................      1,024
       9      8.000% 07/01/10.............................................          9
     192      8.000% 09/01/25.............................................        208
     374      6.500% 07/01/29.............................................        390
   1,322      6.500% 11/01/32.............................................      1,382
                                                                             --------
                                                                                3,014
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.3%
     205      8.500% 08/01/11.............................................        223
      93      7.500% 10/01/11.............................................         99
     150      4.625% 10/15/13(a)..........................................        152
   5,418      5.000% 03/01/18(b)..........................................      5,551
     157      10.000% 09/01/18............................................        177
      71      7.000% 01/25/21.............................................         76
     508      6.500% 08/25/29.............................................        515
   3,169      6.500% 07/01/32.............................................      3,303
   5,350      5.000% 05/01/33(b)..........................................      5,350

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES --
              (CONTINUED)
$  1,780      6.500% 09/01/33(b)..........................................   $  1,851
     117      3.214%** 08/01/36...........................................        121
                                                                             --------
                                                                               17,418
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.4%
       5      10.000% 02/15/16............................................          6
     110      7.500% 12/15/23.............................................        119
   4,900      5.500% 12/01/32(b)..........................................      5,022
                                                                             --------
                                                                                5,147
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $27,345)..............................................     27,179
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 0.8%
     152    Government of Canada,
              5.250% 11/05/08.............................................        168
     162    Hellenic Republic,
              6.950% 03/04/08.............................................        187
     189    Quebec (Province of),
              7.500% 09/15/29.............................................        240
     126    Region of Lombardy,
              5.804% 10/25/32.............................................        133
      45    Republic of Chile,
              5.500% 01/15/13.............................................         47
     195    Republic of Italy,
              6.000% 02/22/11.............................................        221
      29    Republic of Italy,
              6.875% 09/27/23.............................................         35
      28    Republic of Korea,
              8.875% 04/15/08.............................................         34
     201    United Mexican States,
              8.375% 01/14/11.............................................        239
     105    United Mexican States,
              6.375% 01/16/13.............................................        111
     240    United Mexican States,
              7.500% 04/08/33.............................................        250
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $1,563)...............................................      1,665
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.1%
     150      2.500% 03/15/06.............................................        152
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 0.7%
     415      5.125% 03/06/06.............................................        446
     760      5.800% 09/02/08.............................................        852
     100      3.875% 06/14/13(a)..........................................         96
                                                                             --------
                                                                                1,394
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.4%
$    374      2.375% 04/15/06.............................................   $    377
     500      4.875% 03/15/07.............................................        540
     745      5.125% 10/15/08(a)..........................................        812
     374      5.750% 03/15/09.............................................        418
     747      4.500% 01/15/13(a)..........................................        756
     150      6.750% 03/15/31.............................................        178
                                                                             --------
                                                                                3,081
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.3%
     747      5.250% 06/15/06(a)..........................................        810
     971      5.250% 01/15/09.............................................      1,064
     537      4.375% 09/15/12(a)..........................................        541
     200      7.250% 05/15/30(a)..........................................        250
                                                                             --------
                                                                                2,665
                                                                             --------
            TENNESSEE VALLEY AUTHORITY -- 0.1%
     330      4.700% 07/15/33.............................................        297
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $7,379)...............................................      7,589
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 5.5%
            U.S. TREASURY NOTES -- 0.7%
   1,500      2.000% 08/31/05(a)..........................................      1,516
                                                                             --------
            U.S. TREASURY STRIPS -- 4.8%
     900    Interest only,
              4.389%*** 11/15/13..........................................        580
   4,450    Principal only,
              1.858%*** 08/15/06(a).......................................      4,220
   4,355    Principal only,
              2.938%*** 11/15/08##........................................      3,750
     200    Principal only,
              5.369%*** 08/15/29..........................................         51
   2,100    TIGR Receipts,
              4.239%*** 02/15/13..........................................      1,417
                                                                             --------
                                                                               10,018
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $11,389)..............................................     11,534
                                                                             --------
 SHARES
---------
            WARRANTS -- 0.0%+
              (Cost $0)++
     195    Solutia Inc.,
              Expire 07/15/09!!(h)........................................          1
                                                                             --------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 14.0%
     537    High Yield Portfolio@@........................................      5,112
  24,447    Nations Cash Reserves, Capital Class Shares#..................     24,447
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $29,368)..............................................     29,559
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
-------------------------------------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $212,368*)..................................     111.5%  $235,343
                                                                            --------
           OTHER ASSETS AND
             LIABILITIES (NET).................................     (11.5)%
           Receivable for investment securities sold.....................   $  1,428
           Receivable for Fund shares sold...............................         33
           Dividends receivable..........................................        206
           Interest receivable...........................................        553
           Unrealized appreciation on swap contracts.....................         40
           Variation margin/due to broker................................         (7)
           Collateral on securities loaned...............................     (8,237)
           Payable for Fund shares redeemed..............................       (710)
           Investment advisory fee payable...............................       (114)
           Administration fee payable....................................        (40)
           Shareholder servicing and distribution fees payable...........        (87)
           Payable for investment securities purchased...................    (17,049)
           Accrued Trustees' fees and expenses...........................        (71)
           Accrued expenses and other liabilities........................       (172)
                                                                            --------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...........................................    (24,227)
                                                                            --------
           NET ASSETS..........................................     100.0%  $211,116
                                                                            ========
           NET ASSETS CONSIST OF:
           Undistributed net investment income...........................   $    370
           Accumulated net realized loss on investments sold, swaps,
             options and futures contracts...............................    (55,367)
           Net unrealized appreciation of investments, swaps, options,
             and futures contracts.......................................     22,896
           Paid-in capital...............................................    243,217
                                                                            --------
           NET ASSETS....................................................   $211,116
                                                                            ========


                                                                              VALUE
-------------------------------------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and redemption price per share
             ($39,754,790 / 2,160,476 shares outstanding)................     $18.40
                                                                            ========
           INVESTOR A SHARES:
           Net asset value and redemption price per share
             ($94,109,210 / 5,107,245 shares outstanding)................     $18.43
                                                                            ========

           Maximum sales charge..........................................      5.75%
           Maximum offering price per share..............................     $19.55

           INVESTOR B SHARES:
           Net asset value and offering price per share&
             ($75,049,461 / 4,106,021 shares outstanding)................     $18.28
                                                                            ========
           INVESTOR C SHARES:
           Net asset value and offering price per share&
             ($2,202,893 / 120,529 shares outstanding)...................     $18.28
                                                                            ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @ Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $8,237.

 ##All or a portion of security segregated as collateral for futures contracts and TBA.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $7,873 and $8,052, respectively.

 (b)
   TBA -- Securities purchased on a forward commitment basis.

 (c)
   Restricted security.

 (h)
   Fair valued security.

ABBREVIATIONS:

MTN  --   Medium Term Note
ADR  --   American Depository Receipt
TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.3%
            AEROSPACE AND DEFENSE -- 5.4%
  646,400   B.F. Goodrich Company.........................................   $    15,669
   84,600   Lockheed Martin Corporation...................................         3,904
  133,000   Northrop Grumman Corporation..................................        11,467
  208,125   Raytheon Company..............................................         5,828
  329,591   United Technologies Corporation...............................        25,471
                                                                             -----------
                                                                                  62,339
                                                                             -----------
            AIRLINES -- 1.0%
  317,000   AMR Corporation!!(a)..........................................         3,630
  634,800   Delta Air Lines, Inc. ........................................         8,442
                                                                             -----------
                                                                                  12,072
                                                                             -----------
            AUTOMOTIVE -- 0.6%
  157,700   General Motors Corporation....................................         6,455
                                                                             -----------
            BEVERAGES -- 2.0%
  347,551   Diageo plc, ADR(a)............................................        15,344
  166,289   PepsiCo, Inc. ................................................         7,621
                                                                             -----------
                                                                                  22,965
                                                                             -----------
            BROADCASTING AND CABLE -- 4.9%
  300,192   Clear Channel Communications, Inc. ...........................        11,497
  998,790   Comcast Corporation, Class A!!................................        29,505
  743,100   The Walt Disney Company.......................................        14,988
                                                                             -----------
                                                                                  55,990
                                                                             -----------
            CHEMICALS -- BASIC -- 1.9%
  162,400   Eastman Chemical Company......................................         5,440
  307,300   PPG Industries, Inc. .........................................        16,048
                                                                             -----------
                                                                                  21,488
                                                                             -----------
            COMMERCIAL BANKING -- 15.5%
  250,110   Charter One Financial, Inc. ..................................         7,653
1,113,724   Citigroup Inc. ...............................................        50,685
   82,000   Comerica Inc. ................................................         3,821
1,073,792   FleetBoston Financial Corporation.............................        32,374
  491,700   J.P. Morgan Chase & Company(a)................................        16,880
  586,000   Mellon Financial Corporation..................................        17,662
1,179,393   US Bancorp....................................................        28,294
  333,300   Wachovia Corporation..........................................        13,729
  154,700   Wells Fargo & Company.........................................         7,967
                                                                             -----------
                                                                                 179,065
                                                                             -----------
            COMMERCIAL SERVICES -- 2.1%
  449,600   Ingram Micro Inc.!!...........................................         5,867
2,012,800   Solectron Corporation!!.......................................        11,775
  237,600   Waste Management, Inc. .......................................         6,218
                                                                             -----------
                                                                                  23,860
                                                                             -----------
            COMPUTER SERVICES -- 1.1%
  910,600   Unisys Corporation!!..........................................        12,320
                                                                             -----------

                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.4%
1,121,280   Hewlett-Packard Company.......................................   $    21,708
  120,485   International Business Machines Corporation...................        10,642
  202,110   NCR Corporation!!.............................................         6,405
                                                                             -----------
                                                                                  38,755
                                                                             -----------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.7%
  252,173   American Express Company......................................        11,363
  152,308   Freddie Mac...................................................         7,973
                                                                             -----------
                                                                                  19,336
                                                                             -----------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.8%
  361,626   The May Department Stores Company.............................         8,907
                                                                             -----------
            DIVERSIFIED MANUFACTURING -- 2.3%
1,016,459   Honeywell International Inc. .................................        26,784
                                                                             -----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.2%
1,283,800   AES Corporation!!.............................................         9,526
  766,200   Reliant Resources, Inc.!!.....................................         3,923
                                                                             -----------
                                                                                  13,449
                                                                             -----------
            ELECTRIC POWER -- NUCLEAR -- 5.9%
  393,200   American Electric Power Company, Inc. ........................        11,796
  112,239   Dominion Resources, Inc. .....................................         6,948
  331,500   DTE Energy Company............................................        12,229
  529,110   Duke Energy Corporation.......................................         9,423
  316,000   FirstEnergy Corporation.......................................        10,080
  125,300   FPL Group, Inc. ..............................................         7,919
  377,200   PG & E Corporation!!(a).......................................         9,015
                                                                             -----------
                                                                                  67,410
                                                                             -----------
            FINANCE -- MISCELLANEOUS -- 2.3%
  201,700   Capital One Financial Corporation.............................        11,505
  539,000   CIT Group Inc. ...............................................        15,502
                                                                             -----------
                                                                                  27,007
                                                                             -----------
            FOOD AND DRUG STORES -- 1.0%
  635,750   The Kroger Company!!..........................................        11,361
                                                                             -----------
            HEALTH SERVICES -- 0.2%
  146,000   Tenet Healthcare Corporation!!................................         2,114
                                                                             -----------
            HOUSEHOLD PRODUCTS -- 0.5%
  111,220   Kimberly-Clark Corporation....................................         5,708
                                                                             -----------
            INSURANCE -- 7.1%
  499,300   ACE Ltd. .....................................................        16,517
  204,000   Aetna Inc. ...................................................        12,450
  213,413   American International Group, Inc. ...........................        12,314
  293,600   Hartford Financial Services Group, Inc. ......................        15,452

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
  238,400   John Hancock Financial Services, Inc. ........................   $     8,058
1,056,384   Travelers Property Casualty Corporation, Class A..............        16,774
                                                                             -----------
                                                                                  81,565
                                                                             -----------
            INTEGRATED OIL -- 3.0%
  221,001   BP Amoco plc, ADR.............................................         9,304
  100,538   ChevronTexaco Corporation.....................................         7,183
  221,894   ConocoPhillips................................................        12,149
  176,771   Occidental Petroleum Corporation..............................         6,228
                                                                             -----------
                                                                                  34,864
                                                                             -----------
            INVESTMENT SERVICES -- 2.1%
  106,700   Lehman Brothers Holdings Inc. ................................         7,371
  323,043   Merrill Lynch & Company, Inc. ................................        17,292
                                                                             -----------
                                                                                  24,663
                                                                             -----------
            LODGING AND RECREATION -- 1.5%
  288,049   Carnival Corporation..........................................         9,474
  232,000   Starwood Hotels & Resorts Worldwide, Inc. ....................         8,074
                                                                             -----------
                                                                                  17,548
                                                                             -----------
            MEDICAL DEVICES AND SUPPLIES -- 1.8%
  197,100   Abbott Laboratories...........................................         8,387
  410,200   Baxter International Inc. ....................................        11,920
                                                                             -----------
                                                                                  20,307
                                                                             -----------
            METALS AND MINING -- 0.8%
  200,875   Phelps Dodge Corporation!!....................................         9,401
                                                                             -----------
            NATURAL GAS DISTRIBUTION -- 0.4%
  692,460   El Paso Corporation...........................................         5,055
                                                                             -----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 0.6%
1,729,100   Nortel Networks Corporation!!.................................         7,089
                                                                             -----------
            OILFIELD SERVICES -- 3.3%
  538,600   ENSCO International Inc. .....................................        14,446
  345,419   Nabors Industries, Ltd.!!.....................................        12,870
  630,500   Pride International, Inc.!!...................................        10,687
                                                                             -----------
                                                                                  38,003
                                                                             -----------
            PAPER AND FOREST PRODUCTS -- 2.7%
  347,470   Bowater Inc. .................................................        14,615
  305,823   International Paper Company...................................        11,933
   72,400   Weyerhaeuser Company..........................................         4,232
                                                                             -----------
                                                                                  30,780
                                                                             -----------
            PHARMACEUTICALS -- 3.1%
  364,100   Bristol-Myers Squibb Company..................................         9,343
  379,240   Pfizer Inc. ..................................................        11,521
  360,900   Watson Pharmaceuticals, Inc.!!................................        15,046
                                                                             -----------
                                                                                  35,910
                                                                             -----------

                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.9%
  370,905   CSX Corporation...............................................   $    10,849
                                                                             -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.8%
  470,200   Archstone-Smith Trust.........................................        12,404
  727,895   Equity Office Properties Trust................................        20,039
                                                                             -----------
                                                                                  32,443
                                                                             -----------
            RESTAURANTS -- 1.2%
  590,300   McDonald's Corporation........................................        13,896
                                                                             -----------
            SEMICONDUCTORS -- 3.0%
2,413,616   Agere Systems Inc., Class A!!.................................         7,410
  881,600   ASML Holding NV!!(a)..........................................        11,575
  903,900   Fairchild Semiconductor Corporation, Class A!!................        14,987
                                                                             -----------
                                                                                  33,972
                                                                             -----------
            SPECIALTY STORES -- 2.2%
1,290,600   Limited Brands................................................        19,462
  230,536   Nordstrom, Inc. ..............................................         5,720
                                                                             -----------
                                                                                  25,182
                                                                             -----------
            STEEL -- 1.4%
  346,200   Nucor Corporation.............................................        15,884
                                                                             -----------
            TELECOMMUNICATIONS SERVICES -- 4.3%
  450,560   BellSouth Corporation.........................................        10,669
  484,415   SBC Communications Inc. ......................................        10,778
  878,148   Verizon Communications Inc. ..................................        28,488
                                                                             -----------
                                                                                  49,935
                                                                             -----------
            TOBACCO -- 2.3%
  607,148   Altria Group, Inc. ...........................................        26,593
                                                                             -----------
            TOTAL COMMON STOCKS
              (Cost $1,072,844)...........................................     1,131,324
                                                                             -----------

CONTRACTS
---------
            PURCHASED OPTIONS -- 0.1%
              (Cost $1,040)
    5,000   Put option
              Semiconductor HOLDRs Trust!!
              Strike Price 37.50
              Expires 10/18/03............................................         1,675
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.8%
              (Cost $31,931)
   31,931   Nations Cash Reserves, Capital Class Shares#..................   $    31,931
                                                                             -----------
            TOTAL INVESTMENTS
              (Cost $1,105,815*)................................     101.2%    1,164,930
                                                                             -----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (1.2)%
            Cash..........................................................   $        98
            Receivable for investment securities sold.....................         1,897
            Receivable for Fund shares sold...............................         3,374
            Dividends receivable..........................................         2,687
            Interest receivable...........................................             2
            Receivable from investment adviser............................             3
            Collateral on securities loaned...............................       (18,824)
            Payable for Fund shares redeemed..............................        (1,976)
            Investment advisory fee payable...............................          (625)
            Administration fee payable....................................          (221)
            Shareholder servicing and distribution fees payable...........          (137)
            Accrued Trustees' fees and expenses...........................          (132)
            Accrued expenses and other liabilities........................          (266)
                                                                             -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (14,120)
                                                                             -----------
            NET ASSETS..........................................     100.0%  $ 1,150,810
                                                                             ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $     1,196
            Accumulated net realized loss on investments sold.............      (101,050)
            Net unrealized appreciation of investments....................        59,115
            Paid-in capital...............................................     1,191,549
                                                                             -----------
            NET ASSETS....................................................   $ 1,150,810
                                                                             ===========


                                                                                VALUE
-----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($874,769,114 / 86,784,646 shares outstanding)..............        $10.08
                                                                             ===========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($153,803,963 /
              15,276,697 shares outstanding)..............................        $10.07
                                                                             ===========

            Maximum sales charge..........................................         5.75%
            Maximum offering price per share..............................        $10.68

            INVESTOR B SHARES:
            Net asset value and offering price per share& ($78,716,024 /
              8,026,742 shares outstanding)...............................         $9.81
                                                                             ===========
            INVESTOR C SHARES:
            Net asset value and offering price per share& ($43,520,437 /
              4,443,486 shares outstanding)...............................         $9.79
                                                                             ===========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $18,824.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $20,301 and $18,081, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 94.6%
            AEROSPACE AND DEFENSE -- 4.3%
  252,700   B.F. Goodrich Company.........................................   $  6,125
   44,000   Northrop Grumman Corporation..................................      3,794
  127,000   Raytheon Company..............................................      3,556
  159,300   Rockwell Collins, Inc. .......................................      4,022
                                                                             --------
                                                                               17,497
                                                                             --------
            AIRLINES -- 0.7%
  225,600   Delta Air Lines, Inc. ........................................      3,000
                                                                             --------
            AUTOMOTIVE -- 0.8%
   91,500   Navistar International Corporation!!..........................      3,411
                                                                             --------
            CHEMICALS -- BASIC -- 2.1%
   56,400   Eastman Chemical Company......................................      1,889
   71,900   PPG Industries, Inc. .........................................      3,755
   83,200   Rohm & Haas Company...........................................      2,783
                                                                             --------
                                                                                8,427
                                                                             --------
            CHEMICALS -- SPECIALTY -- 1.0%
  129,100   International Flavors & Fragrances, Inc. .....................      4,271
                                                                             --------
            COMMERCIAL BANKING -- 9.9%
  179,510   Charter One Financial, Inc. ..................................      5,493
   78,800   City National Corporation.....................................      4,016
   88,800   Comerica Inc. ................................................      4,138
  119,800   Compass Bancshares, Inc. .....................................      4,143
  242,500   Hibernia Corporation, Class A.................................      4,913
  229,600   Mellon Financial Corporation..................................      6,921
   50,600   Mercantile Bankshares Corporation.............................      2,024
  164,600   Sovereign Bancorp, Inc. ......................................      3,053
   95,350   Zions Bancorporation..........................................      5,325
                                                                             --------
                                                                               40,026
                                                                             --------
            COMMERCIAL SERVICES -- 2.7%
  289,200   Ingram Micro Inc.!!...........................................      3,774
  142,800   United Rentals, Inc.!!........................................      2,298
  195,800   Waste Management, Inc. .......................................      5,124
                                                                             --------
                                                                               11,196
                                                                             --------
            COMPUTER SERVICES -- 1.4%
  149,800   Computer Sciences Corporation!!...............................      5,628
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
   30,500   Lexmark International, Inc.!!.................................      1,922
  187,400   Pitney Bowes Inc. ............................................      7,181
                                                                             --------
                                                                                9,103
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 2.6%
   62,000   Cooper Industries, Ltd. ......................................      2,978
  145,100   Flextronics International Ltd.!!..............................      2,058
  158,325   Harris Corporation............................................      5,666
                                                                             --------
                                                                               10,702
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 1.9%
   58,400   Harsco Corporation............................................   $  2,247
   69,000   Kennametal Inc. ..............................................      2,581
  118,050   Mueller Industries, Inc.!!....................................      3,004
                                                                             --------
                                                                                7,832
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.8%
  334,400   AES Corporation!!.............................................      2,481
   85,300   Consolidated Edison, Inc. ....................................      3,477
   63,900   NSTAR.........................................................      3,035
  452,100   Reliant Resources, Inc.!!.....................................      2,315
                                                                             --------
                                                                               11,308
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 6.1%
  144,800   American Electric Power Company, Inc. ........................      4,344
   51,425   Dominion Resources, Inc. .....................................      3,183
  116,000   DTE Energy Company............................................      4,279
   79,500   Entergy Corporation...........................................      4,305
  131,100   FirstEnergy Corporation.......................................      4,182
  115,700   PPL Corporation...............................................      4,738
                                                                             --------
                                                                               25,031
                                                                             --------
            EXPLORATION AND PRODUCTION -- 1.0%
  106,900   Newfield Exploration Company!!................................      4,123
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 2.3%
   71,900   Capital One Financial Corporation.............................      4,101
  186,100   CIT Group Inc. ...............................................      5,352
                                                                             --------
                                                                                9,453
                                                                             --------
            FOOD PRODUCTS -- 1.5%
  148,100   McCormick and Company, Inc. ..................................      4,061
  141,850   Tyson Foods Inc., Class A.....................................      2,004
                                                                             --------
                                                                                6,065
                                                                             --------
            HEALTH SERVICES -- 2.2%
  156,600   First Health Group Corporation!!..............................      4,095
  162,900   Triad Hospitals, Inc.!!.......................................      4,933
                                                                             --------
                                                                                9,028
                                                                             --------
            HEAVY MACHINERY -- 1.0%
   91,300   Parker-Hannifin Corporation...................................      4,081
                                                                             --------
            HOUSING AND FURNISHING -- 0.7%
   99,400   The Stanley Works.............................................      2,934
                                                                             --------
            INSURANCE -- 7.7%
  161,400   ACE Ltd. .....................................................      5,339
   72,400   Aetna Inc. ...................................................      4,419
   79,500   Ambac Financial Group, Inc. ..................................      5,088
   92,200   Hartford Financial Services Group, Inc. ......................      4,852
  119,800   John Hancock Financial Services, Inc. ........................      4,049
  151,200   Lincoln National Corporation..................................      5,350
  133,600   UnumProvident Corporation.....................................      1,973
                                                                             --------
                                                                               31,070
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INTEGRATED OIL -- 2.3%
  122,000   Occidental Petroleum Corporation..............................   $  4,298
  127,000   Sunoco, Inc. .................................................      5,108
                                                                             --------
                                                                                9,406
                                                                             --------
            INVESTMENT SERVICES -- 1.5%
   43,100   Legg Mason, Inc. .............................................      3,112
   45,300   Lehman Brothers Holdings Inc. ................................      3,129
                                                                             --------
                                                                                6,241
                                                                             --------
            LODGING AND RECREATION -- 4.3%
  189,150   Brunswick Corporation.........................................      4,857
  151,925   Carnival Corporation..........................................      4,996
   54,500   Mandalay Resort Group.........................................      2,159
  137,000   Mattel, Inc. .................................................      2,598
   88,300   Starwood Hotels & Resorts Worldwide, Inc. ....................      3,073
                                                                             --------
                                                                               17,683
                                                                             --------
            METALS AND MINING -- 3.4%
  192,025   Arch Coal, Inc. ..............................................      4,265
  135,975   Newmont Mining Corporation....................................      5,315
   90,300   Phelps Dodge Corporation!!....................................      4,226
                                                                             --------
                                                                               13,806
                                                                             --------
            OILFIELD SERVICES -- 3.5%
  176,500   Baker Hughes Inc. ............................................      5,223
   87,500   Cooper Cameron Corporation!!..................................      4,043
   76,900   ENSCO International Inc. .....................................      2,062
   78,200   Precision Drilling Corporation!!..............................      2,945
                                                                             --------
                                                                               14,273
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.7%
  398,700   Crown Holdings, Inc.!!........................................      2,691
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 2.1%
  108,000   Bowater Inc. .................................................      4,543
   85,075   Temple-Inland Inc. ...........................................      4,130
                                                                             --------
                                                                                8,673
                                                                             --------
            PHARMACEUTICALS -- 2.6%
   54,500   AmerisourceBergen Corporation.................................      2,946
  137,600   Shire Pharmaceuticals Group plc, ADR!!........................      3,042
  106,700   Watson Pharmaceuticals, Inc.!!................................      4,448
                                                                             --------
                                                                               10,436
                                                                             --------
            PUBLISHING AND ADVERTISING -- 1.3%
  107,600   Dow Jones & Company, Inc. ....................................      5,095
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.3%
  186,150   CSX Corporation...............................................      5,445
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 4.6%
  138,000   Archstone-Smith Trust.........................................      3,640
  132,600   Arden Realty, Inc. ...........................................      3,702
   89,475   Avalonbay Communities, Inc. ..................................      4,188
   87,900   Boston Properties, Inc. ......................................      3,821

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- (CONTINUED)
  120,000   Equity Residential Properties Trust...........................   $  3,514
                                                                             --------
                                                                               18,865
                                                                             --------
            SEMICONDUCTORS -- 6.3%
  858,293   Agere Systems Inc., Class A!!.................................      2,635
  308,000   ASML Holding NV!!.............................................      4,044
  260,300   Fairchild Semiconductor Corporation, Class A!!................      4,316
  341,300   Intergrated Device Technology, Inc.!!.........................      4,239
   86,400   Lam Research Corporation!!....................................      1,914
  323,450   Tektronix, Inc. ..............................................      8,005
                                                                             --------
                                                                               25,153
                                                                             --------
            SPECIALTY STORES -- 4.5%
  147,300   Abercrombie & Fitch Company!!.................................      4,082
  167,200   American Eagle Outfitters, Inc.!!.............................      2,485
  420,900   Limited Brands................................................      6,346
   72,700   Linens 'N Things, Inc.!!......................................      1,729
  154,200   Nordstrom, Inc. ..............................................      3,826
                                                                             --------
                                                                               18,468
                                                                             --------
            STEEL -- 0.7%
   59,700   Nucor Corporation.............................................      2,739
                                                                             --------
            TOBACCO -- 0.6%
   64,600   UST Inc. .....................................................      2,273
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $346,019).............................................    385,433
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 0.9%
            AIRLINES -- 0.4%
$   2,000   Delta Air Lines, Inc.,
              8.000% 06/03/23@............................................      1,868
                                                                             --------
            AUTOMOBILES -- 0.5%
    2,000   Navistar Financial Corporation,
              4.750% 04/01/09.............................................      1,970
                                                                             --------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $3,536)...............................................      3,838
                                                                             --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 2.1%
            CONSUMER SERVICES -- 0.5%
   31,758   Allied Waste Industries, Inc. ................................      1,977
                                                                             --------
            INSURANCE -- 1.0%
   41,600   Hartford Financial Services Group, Inc. ......................      2,327
   62,940   UnumProvident Corporation.....................................      2,025
                                                                             --------
                                                                                4,352
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            STEEL -- 0.6%
   33,800   U.S. Steel Corporation........................................   $  2,248
                                                                             --------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $7,071)...............................................      8,577
                                                                             --------
 SHARES
  (000)
--------
            INVESTMENT COMPANIES -- 2.5%
              (Cost $9,987)
    9,987   Nations Cash Reserves, Capital Class Shares#..................      9,987
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $366,613*)..................................     100.1%   407,835
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.1)%
            Cash..........................................................   $     91
            Receivable for investment securities sold.....................      2,965
            Dividends receivable..........................................        795
            Investment advisory fee payable...............................       (256)
            Administration fee payable....................................        (79)
            Shareholder servicing and distribution fees payable...........         (4)
            Payable for investment securities purchased...................     (3,830)
            Accrued Trustees' fees and expenses...........................         (9)
            Accrued expenses and other liabilities........................       (114)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (441)
                                                                             --------
            NET ASSETS..........................................     100.0%  $407,394
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    309
            Accumulated net realized loss on investments sold.............     (9,625)
            Net unrealized appreciation of investments....................     41,222
            Paid-in capital...............................................    375,488
                                                                             --------
            NET ASSETS....................................................   $407,394
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($398,705,991 / 37,197,005 shares outstanding)..............     $10.72
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($5,307,910 /495,724 shares outstanding)....................     $10.71
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $11.36

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($2,878,370 /270,361 shares outstanding)....................     $10.65
                                                                             ========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($501,319 /46,965 shares outstanding).......................     $10.67
                                                                             ========

---------------

 *
 Federal income tax information (see Note 12).

!!
 Non-income producing security.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 @
 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#Money market mutual fund registered under the Investment Company
 Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 95.7%
          AEROSPACE AND DEFENSE -- 1.5%
 80,700   AAR Corporation!!.............................................   $    647
 51,700   MTC Technologies, Inc.!!......................................      1,200
                                                                           --------
                                                                              1,847
                                                                           --------
          AIRLINES -- 0.9%
 37,200   Alaska Air Group, Inc.!!......................................      1,035
                                                                           --------
          APPAREL AND TEXTILES -- 1.8%
 29,600   Brown Shoe Company, Inc. .....................................        938
 83,700   Phillips-Van Heusen Corporation...............................      1,257
                                                                           --------
                                                                              2,195
                                                                           --------
          AUTOMOTIVE -- 2.1%
 18,400   Borg Warner Inc. .............................................      1,249
180,000   Collins & Aikman Corporation!!................................        608
 20,500   Group 1 Automotive, Inc.!!....................................        708
                                                                           --------
                                                                              2,565
                                                                           --------
          BROADCASTING AND CABLE -- 1.3%
106,000   Charter Communications, Inc., Class A!!(a)....................        437
 54,400   Emmis Communications Corporation!!............................      1,098
                                                                           --------
                                                                              1,535
                                                                           --------
          CHEMICALS -- SPECIALTY -- 1.3%
142,400   Crompton Corporation..........................................        827
176,400   Solutia Inc. .................................................        704
                                                                           --------
                                                                              1,531
                                                                           --------
          COMMERCIAL BANKING -- 10.4%
 85,900   Brookline Bancorp, Inc. ......................................      1,263
 71,900   Colonial BancGroup, Inc. .....................................      1,038
 26,100   Community Bank Systems, Inc. .................................      1,146
 75,736   First Niagara Financial Group, Inc. ..........................      1,144
 34,200   First Republic Bank...........................................      1,054
 42,100   First State Bancorporation....................................      1,247
 59,163   Fulton Financial Corporation..................................      1,188
 48,400   Independent Bank Corporation..................................      1,240
 50,700   Prosperity Bancshares, Inc. ..................................      1,080
 31,500   Sterling Bancorp..............................................        848
 41,260   Summit Bancshares, Inc. ......................................      1,135
                                                                           --------
                                                                             12,383
                                                                           --------
          COMMERCIAL SERVICES -- 5.6%
 36,100   Dycom Industries, Inc.!!......................................        736
 21,700   Emcor Group Inc.!!............................................        923
 60,300   Mastec, Inc.!!................................................        585
134,700   MPS Group, Inc.!!.............................................      1,213
 60,400   Tetra Tech, Inc.!!............................................      1,203
 58,200   United Rentals, Inc.!!........................................        936
 48,400   Watson Wyatt & Company Holdings!!.............................      1,089
                                                                           --------
                                                                              6,685
                                                                           --------
          COMPUTER SERVICES -- 0.7%
 98,800   ActivCard Corporation!!.......................................        810
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMPUTERS AND OFFICE
            EQUIPMENT -- 2.0%
142,000   Gateway, Inc.!!...............................................   $    804
 53,000   Iomega Corporation!!..........................................        590
 74,500   Western Digital Corporation!!.................................        960
                                                                           --------
                                                                              2,354
                                                                           --------
          CONSUMER SERVICES -- 0.8%
 79,400   Casella Waste Systems, Inc., Class A!!........................        986
                                                                           --------
          DIVERSIFIED ELECTRONICS -- 1.3%
 59,200   Aeroflex, Inc.!!..............................................        524
 63,600   EMS Technologies, Inc.!!......................................      1,080
                                                                           --------
                                                                              1,604
                                                                           --------
          DIVERSIFIED MANUFACTURING -- 3.2%
 23,500   ESCO Technologies Inc.!!......................................      1,064
 16,800   Kennametal Inc. ..............................................        628
 52,200   Sensient Technologies Corporation.............................      1,096
 29,600   York International Corporation................................      1,024
                                                                           --------
                                                                              3,812
                                                                           --------
          ELECTRIC POWER -- NON NUCLEAR -- 0.7%
 20,900   WPS Resources Corporation(a)..................................        861
                                                                           --------
          ELECTRICAL EQUIPMENT -- 0.5%
 18,000   Imation Corporation...........................................        588
                                                                           --------
          ENERGY -- MISCELLANEOUS -- 0.8%
 52,000   CONSOL Energy Inc.(a).........................................        966
                                                                           --------
          EXPLORATION AND PRODUCTION -- 0.7%
 36,400   Quicksilver Resources Inc.!!..................................        889
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 0.9%
 18,000   Affiliated Managers Group, Inc.!!.............................      1,130
                                                                           --------
          FOOD PRODUCTS -- 1.0%
137,100   Del Monte Foods Company!!.....................................      1,194
                                                                           --------
          HEALTH SERVICES -- 5.4%
139,200   Beverly Enterprises Inc.!!....................................        824
 42,800   Molina Healthcare Inc.!!......................................      1,188
 83,500   Province Healthcare Company!!.................................      1,081
221,800   Stewart Enterprises, Inc.!!...................................        843
 42,500   Triad Hospitals, Inc.!!.......................................      1,287
 51,100   VCA Antech, Inc.!!............................................      1,203
                                                                           --------
                                                                              6,426
                                                                           --------
          HEAVY MACHINERY -- 2.2%
 30,900   Agco Corporation!!............................................        530
 20,100   Cummins, Inc. ................................................        893
 79,200   Joy Global Inc.!!.............................................      1,243
                                                                           --------
                                                                              2,666
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          HOUSING AND FURNISHING -- 1.0%
 32,400   Standard Pacific Corporation..................................   $  1,228
                                                                           --------
          INSURANCE -- 4.9%
 21,100   Delphi Financial Group, Inc., Class A.........................        982
 44,360   Platinum Underwriters Holdings, Ltd. .........................      1,247
 21,250   Stancorp Financial Group Inc. ................................      1,221
 26,800   Triad Guaranty Inc.!!.........................................      1,314
 41,000   Zenith National Insurance.....................................      1,141
                                                                           --------
                                                                              5,905
                                                                           --------
          INVESTMENT SERVICES -- 1.7%
 41,000   American Capital Strategies, Ltd.(a)..........................      1,020
 37,700   LaBranche & Company Inc. .....................................        550
 19,000   National Financial Partners Corporation!!.....................        513
                                                                           --------
                                                                              2,083
                                                                           --------
          LODGING AND RECREATION -- 2.3%
 51,700   Alliance Gaming Corporation!!.................................      1,048
114,900   Bally Total Fitness Holding!!(a)..............................        994
 47,300   Marcus Corporation............................................        722
                                                                           --------
                                                                              2,764
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 3.6%
 23,600   Bio-Rad Laboratories, Inc.!!..................................      1,204
 86,200   Cytyc Corporation!!...........................................      1,297
 30,900   Fisher Scientific International Inc.!!........................      1,226
 11,500   Mine Safety Appliances Company................................        628
                                                                           --------
                                                                              4,355
                                                                           --------
          METALS AND MINING -- 2.2%
 62,500   Arch Coal, Inc. ..............................................      1,389
 34,800   Precision Castparts Corporation...............................      1,221
                                                                           --------
                                                                              2,610
                                                                           --------
          NATURAL GAS DISTRIBUTION -- 1.4%
 40,700   Atmos Energy Corporation......................................        974
 20,800   New Jersey Resources Corporation..............................        750
                                                                           --------
                                                                              1,724
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.2%
154,800   3Com Corporation!!............................................        913
182,900   Enterasys Networks, Inc.!!....................................        732
200,000   Sycamore Networks, Inc.!!.....................................        980
                                                                           --------
                                                                              2,625
                                                                           --------
          OILFIELD SERVICES -- 2.2%
361,800   Grey Wolf, Inc.!!(a)..........................................      1,259
 64,200   Universal Compression Holdings, Inc.!!........................      1,382
                                                                           --------
                                                                              2,641
                                                                           --------
          PACKAGING AND CONTAINERS -- 0.8%
135,400   Crown Holdings, Inc.!!........................................        914
                                                                           --------
          PAPER AND FOREST PRODUCTS -- 2.2%
 27,800   Boise Cascade Corporation.....................................        767
 78,000   Louisiana-Pacific Corporation!!...............................      1,075
 63,400   P.H. Glatfelter Company.......................................        747
                                                                           --------
                                                                              2,589
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND
            SHIPPING -- 3.0%
 56,500   GATX Corporation..............................................   $  1,195
 57,700   Pacer International, Inc.!!...................................      1,150
 42,200   Ryder System, Inc. ...........................................      1,237
                                                                           --------
                                                                              3,582
                                                                           --------
          REAL ESTATE INVESTMENT TRUSTS
            (REITS) -- 7.5%
 20,900   Brandywine Realty Trust.......................................        537
171,100   Equity Inns Inc. .............................................      1,288
120,900   LTC Properties, Inc. .........................................      1,399
196,000   MeriStar Hospitality Corporation!!............................      1,388
119,700   Omega Healthcare Investors, Inc. .............................        919
 38,900   Prentiss Properties Trust.....................................      1,206
 28,800   SL Green Realty Corporation(a)................................      1,040
 33,300   Tanger Factory Outlet Centers, Inc. ..........................      1,224
                                                                           --------
                                                                              9,001
                                                                           --------
          RESTAURANTS -- 1.0%
 48,300   Ruby Tuesday, Inc. ...........................................      1,165
                                                                           --------
          SEMICONDUCTORS -- 3.3%
 32,600   Coherent, Inc.!!..............................................        803
 55,500   Fairchild Semiconductor Corporation, Class A!!................        920
 72,000   Intergrated Device Technology, Inc.!!.........................        894
 68,000   Mykrolis Corporation!!........................................        826
 63,600   Pixelworks, Inc.!!(a).........................................        548
                                                                           --------
                                                                              3,991
                                                                           --------
          SOFTWARE -- 2.0%
 54,500   JDA Software Group, Inc.!!....................................        810
172,100   Novell, Inc.!!................................................        918
126,000   TIBCO Software Inc.!!.........................................        674
                                                                           --------
                                                                              2,402
                                                                           --------
          SPECIALTY STORES -- 5.8%
 78,600   American Eagle Outfitters, Inc.!!.............................      1,168
 64,600   BJ's Wholesale Club, Inc.!!...................................      1,252
 72,400   Hollywood Entertainment Corporation!!.........................      1,231
 60,520   Kirkland's, Inc.!!............................................        970
 36,900   Regis Corporation.............................................      1,184
 40,900   School Specialty, Inc.!!(a)...................................      1,154
                                                                           --------
                                                                              6,959
                                                                           --------
          STEEL -- 1.6%
 45,491   Carpenter Technology Corporation..............................        975
 48,400   United States Steel Corporation...............................        890
                                                                           --------
                                                                              1,865
                                                                           --------
          TELECOMMUNICATIONS SERVICES -- 0.4%
 38,000   Talk America Holdings, Inc.!!.................................        434
                                                                           --------
          TOBACCO -- 0.7%
 38,200   Lowes Corporation - Carolina Group............................        879
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          UTILITIES -- MISCELLANEOUS -- 0.8%
 39,500   Philadelphia Suburban Corporation.............................   $    950
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $100,591).............................................    114,728
                                                                           --------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 11.4%
      7   Biotech HOLDRs Trust(a).......................................        929
 12,696   Nations Cash Reserves, Capital Class Shares#..................     12,696
                                                                           --------
          TOTAL INVESTMENT COMPANIES
            (Cost $13,291)..............................................     13,625
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $113,882*)..................................     107.1%   128,353
                                                                           --------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (7.1)%
          Cash..........................................................   $    419
          Receivable for investment securities sold.....................      2,676
          Dividends receivable..........................................        137
          Collateral on securities loaned...............................     (8,053)
          Investment advisory fee payable...............................        (90)
          Administration fee payable....................................        (12)
          Shareholder servicing and distribution
            fees payable................................................         (1)
          Payable for investment securities purchased...................     (3,533)
          Accrued Trustees' fees and expenses...........................        (12)
          Accrued expenses and other liabilities........................        (61)
                                                                           --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................     (8,530)
                                                                           --------
          NET ASSETS..........................................     100.0%  $119,823
                                                                           ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $     83
          Accumulated net realized loss on
            investments sold............................................       (631)
          Net unrealized appreciation of investments....................     14,471
          Paid-in capital...............................................    105,900
                                                                           --------
          NET ASSETS....................................................   $119,823
                                                                           ========


                                                                             VALUE
------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($116,423,183 / 11,697,583 shares
            outstanding)................................................      $9.95
                                                                           ========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($2,220,824 / 223,914 shares outstanding)...................      $9.92
                                                                           ========

          Maximum sales charge..........................................      5.75%
          Maximum offering price per share..............................     $10.53

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($995,027 / 101,149 shares outstanding).....................      $9.84
                                                                           ========
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($183,705 / 18,679 shares outstanding)......................      $9.83
                                                                           ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $8,053.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $7,361 and $7,860, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                           VALUE
                                                                                           (000)
---------------------------------------------------------------------------------------------------
                        INVESTMENT COMPANIES -- 99.5%
                        Investment in Nations Master Investment Trust, Marsico Growth
                          Master Portfolio*...........................................   $ 891,966
                                                                                         ---------
                        TOTAL INVESTMENTS...................................      99.5%    891,966
                                                                                         ---------
                        OTHER ASSETS AND
                          LIABILITIES (NET).................................       0.5%
                        Receivable for Fund shares sold...............................   $   5,902
                        Payable for Fund shares redeemed..............................      (1,160)
                        Administration fee payable....................................         (96)
                        Shareholder servicing and distribution fees payable...........        (313)
                        Accrued Trustees' fees and expenses...........................         (49)
                        Accrued expenses and other liabilities........................         (99)
                                                                                         ---------
                        TOTAL OTHER ASSETS AND
                          LIABILITIES (NET)...........................................       4,185
                                                                                         ---------
                        NET ASSETS..........................................     100.0%  $ 896,151
                                                                                         =========
                        NET ASSETS CONSIST OF:
                        Net investment loss...........................................   $  (2,744)
                        Accumulated net realized loss on investments sold.............    (183,937)
                        Net unrealized appreciation of investments....................     134,029
                        Paid-in capital...............................................     948,803
                                                                                         ---------
                        NET ASSETS....................................................   $ 896,151
                                                                                         =========

                                                                                           VALUE
---------------------------------------------------------------------------------------------------
                        PRIMARY A SHARES:
                        Net asset value, offering and redemption price per share
                          ($196,320,634 / 13,817,981 shares outstanding)..............      $14.21
                                                                                         =========
                        INVESTOR A SHARES:
                        Net asset value and redemption price per share
                          ($425,543,929 / 30,211,894 shares outstanding)..............      $14.09
                                                                                         =========



                        Maximum sales charge..........................................       5.75%
                        Maximum offering price per share..............................      $14.95



                        INVESTOR B SHARES:
                        Net asset value and offering price per share&
                          ($163,860,560 / 12,115,551 shares outstanding)..............      $13.52
                                                                                         =========



                        INVESTOR C SHARES:
                        Net asset value and offering price per share&
                          ($110,425,429 / 8,154,907 shares outstanding)...............      $13.54
                                                                                         =========

---------------

*The financial statements of the Marsico Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Growth Fund's financial statements.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Strategic Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                            VALUE
                                                                                            (000)
----------------------------------------------------------------------------------------------------
                        INVESTMENT COMPANIES -- 100.3%
                        Investment in Nations Master Investment Trust, Strategic
                          Growth Master Portfolio*....................................   $1,780,404
                                                                                         ----------
                        TOTAL INVESTMENTS...................................     100.3%   1,780,404
                                                                                         ----------
                        OTHER ASSETS AND
                          LIABILITIES (NET).................................      (0.3)%
                        Receivable for Fund shares sold...............................   $    1,917
                        Receivable from investment adviser............................            4
                        Payable for Fund shares redeemed..............................       (7,119)
                        Administration fee payable....................................         (271)
                        Shareholder servicing and distribution fees payable...........         (115)
                        Accrued Trustees' fees and expenses...........................          (78)
                        Accrued expenses and other liabilities........................         (286)
                                                                                         ----------
                        TOTAL OTHER ASSETS AND
                          LIABILITIES (NET)...........................................       (5,948)
                                                                                         ----------
                        NET ASSETS..........................................     100.0%  $1,774,456
                                                                                         ==========
                        NET ASSETS CONSIST OF:
                        Undistributed net investment income...........................   $    7,131
                        Accumulated net realized loss on investments sold.............     (626,689)
                        Net unrealized appreciation of investments....................       62,435
                        Paid-in capital...............................................    2,331,579
                                                                                         ----------
                        NET ASSETS....................................................   $1,774,456
                                                                                         ==========

                                                                                            VALUE
----------------------------------------------------------------------------------------------------
                        PRIMARY A SHARES:
                        Net asset value, offering and redemption price per share
                          ($1,481,735,647 / 143,811,465 shares outstanding)...........       $10.30
                                                                                         ==========
                        INVESTOR A SHARES:
                        Net asset value and redemption price per share
                          ($234,232,607 / 22,822,064 shares outstanding)..............       $10.26
                                                                                         ==========
                        Maximum sales charge..........................................         5.75%
                        Maximum offering price per share..............................        $10.89
                        INVESTOR B SHARES:
                        Net asset value and offering price per share&
                          ($43,206,220 / 4,334,823 shares outstanding)................        $9.97
                                                                                         ==========
                        INVESTOR C SHARES:
                        Net asset value and offering price per share&
                          ($15,281,717 / 1,532,328 shares outstanding)................        $9.97
                                                                                         ==========

---------------

 *
 The financial statements of the Strategic Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Strategic Growth Fund's financial statements.

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Capital Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 99.1%
          AEROSPACE AND DEFENSE -- 1.3%
 31,472   United Technologies Corporation...............................   $  2,432
                                                                           --------
          BEVERAGES -- 2.1%
 85,318   PepsiCo, Inc. ................................................      3,910
                                                                           --------
          BROADCASTING AND CABLE -- 6.2%
 98,283   Clear Channel Communications, Inc. ...........................      3,764
155,600   The Walt Disney Company.......................................      3,138
121,503   Viacom Inc., Class B..........................................      4,654
                                                                           --------
                                                                             11,556
                                                                           --------
          COMMERCIAL BANKING -- 4.8%
170,200   Citigroup Inc. ...............................................      7,745
 35,950   Mellon Financial Corporation..................................      1,084
                                                                           --------
                                                                              8,829
                                                                           --------
          COMMERCIAL SERVICES -- 2.2%
 77,700   eBay Inc.!!...................................................      4,158
                                                                           --------
          COMPUTERS AND OFFICE
            EQUIPMENT -- 3.1%
169,725   Dell Inc.!!...................................................      5,667
                                                                           --------
          CONSUMER CREDIT AND
            MORTGAGES -- 4.2%
 51,425   American Express Company......................................      2,317
 76,675   Fannie Mae....................................................      5,383
                                                                           --------
                                                                              7,700
                                                                           --------
          DEPARTMENT AND DISCOUNT
            STORES -- 3.1%
 42,450   Target Corporation............................................      1,597
 73,557   Wal-Mart Stores, Inc. ........................................      4,109
                                                                           --------
                                                                              5,706
                                                                           --------
          DIVERSIFIED MANUFACTURING -- 3.3%
205,675   General Electric Company......................................      6,131
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 6.7%
 62,550   Capital One Financial Corporation.............................      3,568
229,411   SLM Corporation...............................................      8,938
                                                                           --------
                                                                             12,506
                                                                           --------
          FOOD AND DRUG STORES -- 1.0%
 58,200   Walgreen Company..............................................      1,783
                                                                           --------
          HEALTH SERVICES -- 5.4%
 17,200   Quest Diagnostics Inc.!!(a)...................................      1,043
179,700   UnitedHealth Group Inc. ......................................      9,043
                                                                           --------
                                                                             10,086
                                                                           --------
          HOUSEHOLD PRODUCTS -- 2.8%
 55,250   Procter & Gamble Company......................................      5,128
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          HOUSING AND FURNISHING -- 1.8%
 43,400   Lennar Corporation, Class A...................................   $  3,376
                                                                           --------
          INSURANCE -- 2.1%
 32,625   Ambac Financial Group, Inc. ..................................      2,088
 23,125   XL Capital Ltd., Class A......................................      1,791
                                                                           --------
                                                                              3,879
                                                                           --------
          INVESTMENT SERVICES -- 3.8%
 49,700   Goldman Sachs Group, Inc. ....................................      4,170
 40,925   Lehman Brothers Holdings Inc. ................................      2,827
                                                                           --------
                                                                              6,997
                                                                           --------
          LODGING AND RECREATION -- 2.0%
105,275   Starwood Hotels & Resorts Worldwide, Inc. ....................      3,664
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 3.1%
 54,001   Medtronic, Inc. ..............................................      2,534
 58,225   Zimmer Holdings, Inc.!!.......................................      3,208
                                                                           --------
                                                                              5,742
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 5.4%
422,350   Cisco Systems, Inc.!!.........................................      8,253
115,000   Nokia Corporation, ADR........................................      1,794
                                                                           --------
                                                                             10,047
                                                                           --------
          PHARMACEUTICALS -- 15.2%
 84,350   Amgen Inc.!!..................................................      5,446
 59,050   Eli Lilly and Company.........................................      3,508
 30,700   Express Scripts, Inc.!!.......................................      1,877
 87,175   Genentech, Inc.!!.............................................      6,986
120,770   Pfizer Inc. ..................................................      3,669
117,418   Teva Pharmaceutical Industries Ltd., ADR......................      6,710
                                                                           --------
                                                                             28,196
                                                                           --------
          RAILROADS, TRUCKING AND
            SHIPPING -- 3.1%
 90,650   FedEx Corporation.............................................      5,841
                                                                           --------
          RESTAURANTS -- 1.2%
 79,075   Starbucks Corporation!!.......................................      2,277
                                                                           --------
          SEMICONDUCTORS -- 5.3%
272,457   Intel Corporation.............................................      7,496
101,425   Texas Instruments Inc. .......................................      2,312
                                                                           --------
                                                                              9,808
                                                                           --------
          SOFTWARE -- 4.4%
 60,875   Electronic Arts Inc.!!........................................      5,614
227,775   Oracle Corporation!!..........................................      2,556
                                                                           --------
                                                                              8,170
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Capital Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          SPECIALTY STORES -- 5.5%
 55,800   Amazon.com, Inc.!!(a).........................................   $  2,698
136,625   Home Depot, Inc. .............................................      4,352
 59,475   Lowe's Companies, Inc. .......................................      3,087
                                                                           --------
                                                                             10,137
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $145,498).............................................    183,726
                                                                           --------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 1.8%
            (Cost $3,352)
  3,352   Nations Cash Reserves, Capital Class Shares#..................      3,352
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $148,850*)..................................     100.9%   187,078
                                                                           --------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (0.9)%
          Receivable for investment securities sold.....................   $  3,851
          Receivable for Fund shares sold...............................         12
          Dividends receivable..........................................         62
          Interest receivable...........................................          2
          Collateral on securities loaned...............................     (3,194)
          Payable for Fund shares redeemed..............................     (1,914)
          Investment advisory fee payable...............................       (105)
          Administration fee payable....................................        (37)
          Shareholder servicing and distribution
            fees payable................................................        (28)
          Accrued Trustees' fees and expenses...........................       (122)
          Accrued expenses and other liabilities........................       (138)
                                                                           --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................     (1,611)
                                                                           --------
          NET ASSETS..........................................     100.0%  $185,467
                                                                           ========
          NET ASSETS CONSIST OF:
          Net investment loss...........................................   $   (373)
          Accumulated net realized loss on investments sold.............    (86,918)
          Net unrealized appreciation of investments....................     38,228
          Paid-in capital...............................................    234,530
                                                                           --------
          NET ASSETS....................................................   $185,467
                                                                           ========


                                                                             VALUE
------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($128,515,000 / 19,741,488 shares
            outstanding)................................................      $6.51
                                                                           ========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($31,400,619 / 4,937,380 shares outstanding)................      $6.36
                                                                           ========
          Maximum sales charge..........................................      5.75%
          Maximum offering price per share..............................      $6.75
          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($22,796,762 / 3,977,392 shares outstanding)................      $5.73
                                                                           ========
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($2,754,762 / 475,323 shares outstanding)...................      $5.80
                                                                           ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $3,194.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $2,316 and $3,039, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Focused Equities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.9%
            Investment in Nations Master Investment Trust, Marsico Focused
              Equities Master Portfolio*..................................   $2,135,291
                                                                             ----------
            TOTAL INVESTMENTS...................................      99.9%   2,135,291
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.1%
            Receivable for Fund shares sold...............................   $    8,700
            Payable for Fund shares redeemed..............................       (4,754)
            Administration fee payable....................................         (232)
            Shareholder servicing and distribution fees payable...........         (839)
            Accrued Trustees' fees and expenses...........................          (50)
            Accrued expenses and other liabilities........................         (486)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................        2,339
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,137,630
                                                                             ==========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $   (7,182)
            Accumulated net realized loss on investments sold.............     (679,970)
            Net unrealized appreciation of investments....................      376,386
            Paid-in capital...............................................    2,448,396
                                                                             ----------
            NET ASSETS....................................................   $2,137,630
                                                                             ==========

                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($582,832,932 / 38,097,641 shares outstanding)..............       $15.30
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($751,390,615 /
              49,611,312 shares outstanding)..............................       $15.15
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................       $16.07

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($546,224,040 / 37,513,476 shares outstanding)..............       $14.56
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($257,182,468 / 17,610,242 shares outstanding)..............       $14.60
                                                                             ==========

---------------

 *
 The financial statements of the Marsico Focused Equities Master
 Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Focused Equities Fund's financial statements

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.4%
            AEROSPACE AND DEFENSE -- 0.6%
  126,275   Rockwell Collins, Inc. .......................................   $   3,188
                                                                             ---------
            AUTOMOTIVE -- 1.0%
  100,025   Lear Corporation!!............................................       5,265
                                                                             ---------
            BEVERAGES -- 1.1%
  267,200   Pepsi Bottling Group, Inc. ...................................       5,499
                                                                             ---------
            BROADCASTING AND CABLE -- 3.4%
  175,600   Entercom Communications Corporation!!.........................       7,871
   61,120   The E.W. Scripps Company, Class A.............................       5,201
  132,859   Univision Communications, Inc., Class A!!.....................       4,242
                                                                             ---------
                                                                                17,314
                                                                             ---------
            BUILDING MATERIALS -- 1.1%
   65,525   American Standard Companies Inc.!!............................       5,520
                                                                             ---------
            CHEMICALS -- BASIC -- 1.7%
   80,750   Air Products and Chemicals, Inc. .............................       3,642
  190,249   Ecolab, Inc. .................................................       4,804
                                                                             ---------
                                                                                 8,446
                                                                             ---------
            COMMERCIAL BANKING -- 0.6%
   53,259   Zions Bancorporation..........................................       2,975
                                                                             ---------
            COMMERCIAL SERVICES -- 1.3%
  177,775   Fiserv, Inc.!!................................................       6,441
                                                                             ---------
            COMPUTER SERVICES -- 4.0%
  105,775   Affiliated Computer Services, Inc., Class A!!.................       5,150
  202,078   Cognizant Technology Solutions Corporation!!..................       7,371
  144,287   Convergys Corporation!!.......................................       2,646
  180,919   CSG Systems International, Inc.!!.............................       2,672
   77,850   Synopsys, Inc.!!..............................................       2,395
                                                                             ---------
                                                                                20,234
                                                                             ---------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 1.6%
   33,150   Lexmark International, Inc.!!.................................       2,089
  177,075   Network Appliance, Inc.!!.....................................       3,635
   66,552   Pitney Bowes Inc. ............................................       2,550
                                                                             ---------
                                                                                 8,274
                                                                             ---------
            CONGLOMERATES -- 1.0%
  125,766   Pentair, Inc. ................................................       5,014
                                                                             ---------
            CONSTRUCTION -- 1.5%
  164,625   Jacobs Engineering Group Inc.!!...............................       7,425
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            CONSUMER SERVICES -- 1.0%
  214,750   Hewitt Associates, Inc.!!.....................................   $   5,229
                                                                             ---------
            DEPARTMENT AND DISCOUNT
              STORES -- 1.1%
  266,500   Dollar General Corporation....................................       5,330
                                                                             ---------
            DIVERSIFIED ELECTRONICS -- 4.3%
  211,906   Amphenol Corporation, Class A!!...............................      11,029
  175,694   Harris Corporation............................................       6,288
  394,530   Symbol Technologies, Inc. ....................................       4,715
                                                                             ---------
                                                                                22,032
                                                                             ---------
            EDUCATION -- 1.1%
  122,100   Career Education Corporation!!................................       5,531
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
   57,900   FPL Group, Inc. ..............................................       3,659
                                                                             ---------
            EXPLORATION AND PRODUCTION -- 0.9%
  114,804   EOG Resources, Inc.(a)........................................       4,792
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 1.9%
   88,325   Affiliated Managers Group, Inc.!!.............................       5,547
   96,750   H & R Block, Inc. ............................................       4,175
                                                                             ---------
                                                                                 9,722
                                                                             ---------
            FOOD PRODUCTS -- 2.1%
   78,175   Corn Products International, Inc. ............................       2,490
  294,525   McCormick and Company, Inc. ..................................       8,076
                                                                             ---------
                                                                                10,566
                                                                             ---------
            HEALTH SERVICES -- 7.6%
  214,400   First Health Group Corporation!!..............................       5,607
  393,544   Health Management Associates, Inc., Class A...................       8,583
  233,325   Health Net Inc.!!.............................................       7,389
  168,475   Lincare Holdings Inc.!!.......................................       6,175
  103,925   Quest Diagnostics Inc.!!(a)...................................       6,302
   97,756   Stericycle, Inc.!!............................................       4,611
                                                                             ---------
                                                                                38,667
                                                                             ---------
            HOUSING AND FURNISHING -- 0.7%
   49,200   Mohawk Industries Inc.!!......................................       3,509
                                                                             ---------
            INSURANCE -- 4.5%
  227,725   ACE Ltd. .....................................................       7,533
  131,650   Ambac Financial Group, Inc. ..................................       8,426
  204,925   The PMI Group, Inc. ..........................................       6,916
                                                                             ---------
                                                                                22,875
                                                                             ---------
            INTEGRATED OIL -- 1.1%
   78,571   Apache Corporation............................................       5,448
                                                                             ---------
            INVESTMENT SERVICES -- 1.3%
   91,066   Legg Mason, Inc. .............................................       6,575
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 3.4%
  126,275   Harrah's Entertainment, Inc. .................................   $   5,317
  133,525   International Game Technology.................................       3,759
  231,231   Starwood Hotels & Resorts Worldwide, Inc. ....................       8,047
                                                                             ---------
                                                                                17,123
                                                                             ---------
            MEDICAL DEVICES AND
              SUPPLIES -- 4.3%
  116,875   DENTSPLY International Inc. ..................................       5,241
   49,600   Invitrogen Corporation!!......................................       2,876
  128,750   Respironics, Inc.!!...........................................       5,379
  148,350   Zimmer Holdings, Inc.!!.......................................       8,174
                                                                             ---------
                                                                                21,670
                                                                             ---------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
  438,900   Tekelec!!.....................................................       6,851
                                                                             ---------
            OIL REFINING AND MARKETING -- 1.2%
  183,975   Noble Corporation!!...........................................       6,253
                                                                             ---------
            OILFIELD SERVICES -- 3.1%
  118,675   BJ Services Company!!.........................................       4,055
  139,617   ENSCO International Inc. .....................................       3,745
  100,471   Nabors Industries, Ltd.!!.....................................       3,744
  114,142   Smith International, Inc.!!...................................       4,106
                                                                             ---------
                                                                                15,650
                                                                             ---------
            PHARMACEUTICALS -- 10.3%
   59,450   Allergan, Inc. ...............................................       4,680
   45,875   AmerisourceBergen Corporation.................................       2,480
  131,074   Barr Laboratories, Inc.!!.....................................       8,942
  231,250   Endo Pharmaceuticals Holdings Inc.!!..........................       4,729
  108,257   Express Scripts, Inc.!!.......................................       6,620
  137,875   Gilead Sciences, Inc.!!.......................................       7,711
  102,975   MedImmune, Inc.!!.............................................       3,399
  192,961   Millennium Pharmaceuticals, Inc.!!............................       2,970
   50,300   Pharmaceutical Resources, Inc.!!..............................       3,431
  132,519   Taro Pharmaceutical Industries Ltd.!!.........................       7,469
                                                                             ---------
                                                                                52,431
                                                                             ---------
            PUBLISHING AND ADVERTISING -- 1.0%
  167,710   Lamar Advertising Company!!...................................       4,921
                                                                             ---------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.5%
  109,720   Expeditors International of Washington, Inc. .................       3,775
  195,275   Norfolk Southern Corporation..................................       3,613
                                                                             ---------
                                                                                 7,388
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            RESTAURANTS -- 2.6%
  186,275   Brinker International, Inc.!!.................................   $   6,214
  199,275   Darden Restaurants, Inc. .....................................       3,786
   93,722   The Cheesecake Factory, Inc.!!................................       3,390
                                                                             ---------
                                                                                13,390
                                                                             ---------
            SEMICONDUCTORS -- 7.3%
1,279,875   Agere Systems Inc., Class A!!(a)..............................       3,929
  120,000   Analog Devices, Inc.!!........................................       4,562
   92,650   Cymer, Inc.!!.................................................       3,817
  100,425   KLA-Tencor Corporation!!......................................       5,161
  135,563   Linear Technology Corporation.................................       4,855
  116,598   Maxim Integrated Products, Inc. ..............................       4,606
  116,400   Microchip Technology Inc. ....................................       2,787
  160,022   MKS Instruments, Inc.!!.......................................       3,466
  108,261   Novellus Systems, Inc.!!......................................       3,654
                                                                             ---------
                                                                                36,837
                                                                             ---------
            SOFTWARE -- 6.6%
  330,171   Citrix Systems, Inc.!!........................................       7,290
  112,500   Electronic Arts Inc.!!........................................      10,376
   72,152   Intuit Inc.!!.................................................       3,481
  553,878   Quest Software, Inc.!!........................................       6,702
   88,450   Symantec Corporation!!........................................       5,574
                                                                             ---------
                                                                                33,423
                                                                             ---------
            SPECIALTY STORES -- 7.1%
  186,725   Abercrombie & Fitch Company!!.................................       5,174
  103,908   Bed Bath & Beyond Inc.!!......................................       3,967
  121,943   Family Dollar Stores, Inc. ...................................       4,864
  384,775   Limited Brands................................................       5,802
  101,325   Ross Stores, Inc. ............................................       4,697
  190,725   Staples, Inc.!!...............................................       4,530
  180,811   Tiffany & Company.............................................       6,751
                                                                             ---------
                                                                                35,785
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 0.4%
   56,450   Commonwealth Telephone Enterprises, Inc.!!....................       2,265
                                                                             ---------
            TOTAL COMMON STOCKS
              (Cost $410,457).............................................     493,517
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.0%
      104   iShares Nasdaq Biotechnology Index Fund(a)....................   $   7,439
    7,692   Nations Cash Reserves, Capital Class Shares#..................       7,692
                                                                             ---------
            TOTAL INVESTMENT COMPANIES
              (Cost $13,409)..............................................      15,131
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $423,866*)..................................     100.4%    508,648
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.4)%
            Receivable for investment securities sold.....................   $  12,162
            Receivable for Fund shares sold...............................         519
            Dividends receivable..........................................         174
            Interest receivable...........................................           1
            Collateral on securities loaned...............................      (7,692)
            Payable for Fund shares redeemed..............................      (2,149)
            Investment advisory fee payable...............................        (280)
            Administration fee payable....................................         (99)
            Shareholder servicing and distribution fees payable...........         (28)
            Due to custodian..............................................      (2,228)
            Payable for investment securities purchased...................      (2,123)
            Accrued Trustees' fees and expenses...........................         (60)
            Accrued expenses and other liabilities........................        (168)
                                                                             ---------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      (1,971)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 506,677
                                                                             =========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $  (1,247)
            Accumulated net realized loss on investments sold.............    (257,499)
            Net unrealized appreciation of investments....................      84,782
            Paid-in capital...............................................     680,641
                                                                             ---------
            NET ASSETS....................................................   $ 506,677
                                                                             =========


                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($458,149,694 / 43,712,156 shares outstanding)..............      $10.48
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($21,215,343 / 2,106,673 shares outstanding)................      $10.07
                                                                             =========

            Maximum sales charge..........................................       5.75%
            Maximum offering price per share..............................      $10.68

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($25,613,521 / 2,848,490 shares outstanding)................       $8.99
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($1,698,442 / 187,789 shares outstanding)...................       $9.04
                                                                             =========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $7,692.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $6,024 and $7,438, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico 21st Century Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AIRLINES -- 9.0%
   86,183   JetBlue Airways Corporation!!.................................   $  5,255
   82,422   Ryanair Holdings plc, ADR!!(a)................................      3,338
                                                                             --------
                                                                                8,593
                                                                             --------
            AUTOMOTIVE -- 3.2%
   81,966   Bayerische Motoren Werke (BMW) AG.............................      3,097
                                                                             --------
            BROADCASTING AND CABLE -- 2.7%
  153,669   Cumulus Media Inc., Class A!!.................................      2,620
                                                                             --------
            COMMERCIAL BANKING -- 2.9%
   60,666   Citigroup Inc. ...............................................      2,761
                                                                             --------
            COMPUTER SERVICES -- 3.2%
   52,406   Fair, Issac and Company Inc.(a)...............................      3,090
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 3.3%
   94,523   Dell Inc.!!...................................................      3,156
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 3.0%
   65,722   Sears, Roebuck and Company....................................      2,874
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 5.7%
   37,570   Digital Theater Systems Inc.!!................................      1,070
   44,038   Harman International Industries, Inc. ........................      4,331
                                                                             --------
                                                                                5,401
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 4.2%
  132,156   UCBH Holdings Inc. ...........................................      3,995
                                                                             --------
            HEALTH SERVICES -- 2.1%
   39,266   UnitedHealth Group Inc. ......................................      1,976
                                                                             --------
            HEAVY MACHINERY -- 3.2%
   45,006   Caterpillar Inc. .............................................      3,098
                                                                             --------
            HOUSING AND FURNISHING -- 2.8%
  159,719   WCI Communities, Inc.!!.......................................      2,635
                                                                             --------
            INSURANCE -- 2.7%
   49,484   MGIC Investment Corporation...................................      2,577
                                                                             --------
            INVESTMENT SERVICES -- 3.5%
  114,883   Jefferies Group, Inc. ........................................      3,303
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 6.1%
   36,523   Four Seasons Hotels Inc. .....................................   $  1,819
   41,824   Harley-Davidson, Inc. ........................................      2,016
  108,503   Wynn Resorts, Ltd.!!..........................................      1,973
                                                                             --------
                                                                                5,808
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 8.3%
  161,649   Cisco Systems, Inc.!!.........................................      3,158
   93,191   Foundry Networks, Inc.!!......................................      2,005
   66,566   QUALCOMM Inc. ................................................      2,772
                                                                             --------
                                                                                7,935
                                                                             --------
            PHARMACEUTICALS -- 2.7%
   32,031   Genentech, Inc.!!.............................................      2,567
                                                                             --------
            PUBLISHING AND ADVERTISING -- 2.7%
  101,976   Monster Worldwide Inc.!!......................................      2,568
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 4.1%
   61,079   FedEx Corporation.............................................      3,935
                                                                             --------
            RESTAURANTS -- 1.8%
   58,286   Starbucks Corporation!!.......................................      1,679
                                                                             --------
            SEMICONDUCTORS -- 2.9%
  101,813   Intel Corporation.............................................      2,801
                                                                             --------
            SOFTWARE -- 2.1%
   64,692   VERITAS Software Corporation!!................................      2,031
                                                                             --------
            SPECIALTY STORES -- 12.5%
   94,264   Electronics Boutique Holdings Corporation!!...................      2,693
  173,137   Select Comfort Corporation!!..................................      4,588
   85,253   The Sports Authority, Inc.!!..................................      2,682
   49,545   Tiffany & Company.............................................      1,850
                                                                             --------
                                                                               11,813
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 5.2%
   78,020   Echostar Communications Corporation!!.........................      2,986
   98,131   Nextel Communications, Inc., Class A!!........................      1,932
                                                                             --------
                                                                                4,918
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $81,087)..............................................     95,231
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            SHORT TERM INVESTMENTS -- 0.9%
            FEDERAL HOME LOAN BANK
              (FHLB) -- 0.9%
              (Cost $900)
$     900     Discount note 10/01/03......................................        900
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Marsico 21st Century Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 6.9%
              (Cost $6,616)
    6,616   Nations Cash Reserves, Capital Class Shares#..................   $  6,616
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $88,603*)...................................     107.7%   102,747
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (7.7)%
            Cash..........................................................   $    126
            Unrealized appreciation on forward foreign exchange
              contracts...................................................         51
            Receivable for investment securities sold.....................      3,714
            Dividends receivable..........................................         27
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (199)
            Collateral on securities loaned...............................     (6,597)
            Investment advisory fee payable...............................        (59)
            Administration fee payable....................................        (18)
            Shareholder servicing and distribution fees payable...........        (46)
            Payable for investment securities purchased...................     (4,183)
            Accrued Trustees' fees and expenses...........................        (28)
            Accrued expenses and other liabilities........................       (100)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................     (7,312)
                                                                             --------
            NET ASSETS..........................................     100.0%  $ 95,435
                                                                             ========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $   (519)
            Accumulated net realized loss on investments sold and currency
              contracts...................................................    (33,809)
            Net unrealized appreciation of investments and currency
              contracts...................................................     13,996
            Paid-in capital...............................................    115,767
                                                                             --------
            NET ASSETS....................................................   $ 95,435
                                                                             ========

                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($13,757,119 / 1,649,819 shares outstanding)................      $8.34
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($34,393,408 / 4,162,817 shares outstanding)................      $8.26
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................      $8.76

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($40,068,710 / 4,978,797 shares outstanding)................      $8.05
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($7,216,213 / 896,713 shares outstanding)...................      $8.05
                                                                             ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $6,597.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $6,267 and $6,428, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.1%
            AEROSPACE AND DEFENSE -- 0.9%
  221,893   Triumph Group, Inc.!!.........................................   $  6,612
                                                                             --------
            AIRLINES -- 1.1%
  425,724   SkyWest, Inc. ................................................      7,374
                                                                             --------
            APPAREL AND TEXTILES -- 1.4%
  123,609   Columbia Sportswear Company!!.................................      6,520
  207,825   Genesco Inc.!!................................................      3,338
                                                                             --------
                                                                                9,858
                                                                             --------
            BEVERAGES -- 1.0%
  232,115   Constellation Brands, Inc.!!..................................      7,077
                                                                             --------
            BROADCASTING AND CABLE -- 1.0%
  467,650   Radio One, Inc., Class D!!....................................      6,715
                                                                             --------
            CHEMICALS -- BASIC -- 2.2%
  553,366   Agrium Inc. ..................................................      6,950
  368,493   Delta and Pine Land Company...................................      8,479
                                                                             --------
                                                                               15,429
                                                                             --------
            COMMERCIAL BANKING -- 4.5%
  327,032   City National Corporation.....................................     16,666
  206,365   F.N.B. Corporation............................................      7,120
  315,892   National Commerce Financial Corporation.......................      7,859
                                                                             --------
                                                                               31,645
                                                                             --------
            COMMERCIAL SERVICES -- 1.5%
  287,639   Trammell Crow Company!!.......................................      3,581
  300,369   Watson Wyatt & Company Holdings!!.............................      6,761
                                                                             --------
                                                                               10,342
                                                                             --------
            COMPUTER SERVICES -- 2.8%
   34,250   Anteon International Corporation..............................      1,048
  229,910   Cognizant Technology Solutions Corporation!!..................      8,385
  269,857   Pegasus Solutions Inc.!!......................................      3,732
  282,023   Secure Computing Corporation!!................................      3,294
  445,704   Virage Logic Corporation!!....................................      3,387
                                                                             --------
                                                                               19,846
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
  243,711   Avocent Corporation!!.........................................      7,382
  432,222   Pinnacle Systems, Inc.!!......................................      3,644
  301,157   Plexus Corporation!!..........................................      4,680
                                                                             --------
                                                                               15,706
                                                                             --------
            CONSTRUCTION -- 1.2%
  303,702   Chicago Bridge & Iron Company NV..............................      8,249
                                                                             --------
            CONSUMER SERVICES -- 1.9%
  159,195   Rent-A-Center, Inc.!!.........................................      5,142
  492,370   ValueVision Media, Inc., Class A!!............................      7,834
                                                                             --------
                                                                               12,976
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 5.7%
  778,157   Aeroflex, Inc.!!..............................................   $  6,886
  414,713   Anaren Microwave, Inc.!!......................................      5,292
  292,544   Daktronics, Inc.!!............................................      4,684
  170,535   Dionex Corporation!!(a).......................................      6,712
  206,300   Integrated Circuit Systems, Inc.!!............................      6,197
  451,350   RF Micro Devices, Inc.!!(a)...................................      4,193
  441,280   Sypris Solutions, Inc. .......................................      6,059
                                                                             --------
                                                                               40,023
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 2.5%
  104,671   Actuant Corporation, Class A!!................................      5,878
  110,752   CUNO Inc.!!...................................................      4,340
  337,887   Griffon Corporation!!.........................................      6,069
   35,734   Mueller Industries, Inc.!!....................................        909
                                                                             --------
                                                                               17,196
                                                                             --------
            EDUCATION -- 2.1%
  103,287   Career Education Corporation!!................................      4,679
  173,065   Education Management Corporation!!............................      9,981
                                                                             --------
                                                                               14,660
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.2%
  241,743   Brigham Exploration Company...................................      1,644
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 3.1%
  200,491   Affiliated Managers Group, Inc.!!.............................     12,590
  368,788   Boston Private Financial Holdings, Inc. ......................      8,689
                                                                             --------
                                                                               21,279
                                                                             --------
            FOOD PRODUCTS -- 1.0%
  209,952   Corn Products International, Inc. ............................      6,687
                                                                             --------
            HEALTH SERVICES -- 7.4%
  238,462   Centene Corporation!!.........................................      7,247
  220,126   Orthodontic Centers of America, Inc.!!(a).....................      1,735
  604,413   Province Healthcare Company!!.................................      7,827
  191,278   Stericycle, Inc.!!............................................      9,023
  280,456   Triad Hospitals, Inc.!!.......................................      8,492
  669,531   US Oncology, Inc.!!...........................................      4,894
  537,303   VCA Antech, Inc.!!............................................     12,653
                                                                             --------
                                                                               51,871
                                                                             --------
            HOUSING AND FURNISHING -- 0.7%
  141,306   Ethan Allen Interiors Inc. ...................................      5,087
                                                                             --------
            INSURANCE -- 3.0%
  161,719   Delphi Financial Group, Inc., Class A.........................      7,523
   44,850   Direct General Corporation!!..................................      1,124
  150,566   Endurance Specialty Holdings Ltd. ............................      4,397
  158,740   Triad Guaranty Inc.!!.........................................      7,791
                                                                             --------
                                                                               20,835
                                                                             --------
            INTEGRATED OIL -- 0.6%
  227,540   Remington Oil & Gas Corporation!!.............................      4,130
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 2.0%
  531,075   Boyd Gaming Corporation.......................................   $  8,104
  223,062   Shuffle Master, Inc.!!........................................      6,063
                                                                             --------
                                                                               14,167
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 6.0%
  102,128   Cooper Companies, Inc. .......................................      4,162
  439,045   Exact Sciences Corporation!!(a)...............................      5,927
  416,157   Merit Medical Systems Inc.!!..................................      9,197
  264,200   Respironics, Inc.!!...........................................     11,038
  450,200   Wright Medical Group, Inc.!!..................................     11,381
                                                                             --------
                                                                               41,705
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 1.8%
  193,570   AGL Resources Inc. ...........................................      5,453
  199,435   Energen Corporation...........................................      7,215
                                                                             --------
                                                                               12,668
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.0%
  684,115   AudioCodes Ltd.!!(a)..........................................      5,131
  752,381   C-COR.Net Corporation!!.......................................      4,966
  950,000   Hypercom Corporation!!........................................      5,121
  108,825   j2 Global Communications, Inc.!!(a)...........................      4,117
  583,956   REMEC, Inc.!!.................................................      5,955
  180,810   Tollgrade Communications, Inc.!!..............................      2,906
                                                                             --------
                                                                               28,196
                                                                             --------
            OILFIELD SERVICES -- 4.3%
   79,224   Atwood Oceanics, Inc.!!.......................................      1,901
  314,850   Cal Dive International, Inc.!!................................      6,121
  152,590   Patterson-UTI Energy, Inc.!!..................................      4,131
  114,716   Precision Drilling Corporation!!(a)...........................      4,320
  396,544   Pride International, Inc.!!...................................      6,720
  388,275   Varco International, Inc.!!(a)................................      6,566
                                                                             --------
                                                                               29,759
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.5%
  227,650   Anchor Glass Container Corporation!!..........................      3,711
                                                                             --------
            PHARMACEUTICALS -- 9.3%
  295,350   Affymetrix, Inc.!!............................................      6,199
  104,150   Angiotech Pharmaceuticals, Inc. ..............................      4,546
  289,750   AtheroGenics, Inc.!!..........................................      4,850
  242,100   Axcan Pharma Inc.!!(a)........................................      3,307
  284,750   BioMarin Pharmaceutical Inc.!!................................      2,181
  208,100   Connetics Corporation!!.......................................      3,758
  286,190   Martek Biosciences Corporation!!..............................     15,075
  140,074   Medicis Pharmaceutical Corporation, Class A...................      8,209
  284,035   Penwest Pharmaceuticals Company!!(a)..........................      6,107
   78,571   Pharmaceutical Resources, Inc.!!..............................      5,360
  304,285   Protein Design Labs, Inc.!!...................................      4,217
                                                                             --------
                                                                               63,809
                                                                             --------
            PUBLISHING AND ADVERTISING -- 1.0%
  180,600   R.H. Donnelley Corporation!!..................................      7,298
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.9%
  124,365   Knight Transportation, Inc.!!.................................      3,118
  328,690   RailAmerica, Inc.@............................................      2,827

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- (CONTINUED)
  246,517   RailAmerica, Inc. ............................................   $  2,120
   32,000   RailAmerica, Inc.!!...........................................        275
  155,214   UTI Worldwide, Inc. ..........................................      4,738
                                                                             --------
                                                                               13,078
                                                                             --------
            RESTAURANTS -- 2.6%
  295,365   RARE Hospitality International, Inc.!!........................      7,358
  409,700   Red Robin Gourmet Burgers!!...................................     10,431
                                                                             --------
                                                                               17,789
                                                                             --------
            SEMICONDUCTORS -- 6.1%
   34,500   AMIS Holdings, Inc.(a)........................................        637
  247,041   Cognex Corporation............................................      6,495
  177,785   Cymer, Inc.!!.................................................      7,325
  509,137   LTX Corporation!!.............................................      5,733
  388,300   Microsemi Corporation!!.......................................      5,918
  175,600   MKS Instruments, Inc.!!.......................................      3,803
  694,584   TriQuint Semiconductor, Inc.!!................................      3,890
  113,550   Varian Semiconductor Equipment
              Associates, Inc.!!(a).......................................      4,252
  242,636   Zoran Corporation!!...........................................      4,731
                                                                             --------
                                                                               42,784
                                                                             --------
            SOFTWARE -- 7.0%
  577,000   Borland Software Corporation!!................................      5,314
  171,834   Computer Programs and Systems, Inc.(a)........................      3,098
  375,727   EPIQ Systems, Inc.!!..........................................      6,372
  291,236   Hyperion Solutions Corporation!!..............................      8,409
  604,149   Lawson Software, Inc.!!.......................................      4,283
  235,550   Manhattan Associates, Inc.!!..................................      6,098
  282,025   Neoware Systems, Inc.!!(a)....................................      4,814
   81,795   OPNET Technologies, Inc.!!....................................      1,021
  265,475   Packeteer, Inc.!!.............................................      3,199
  111,845   Portal Software, Inc. ........................................      1,620
  198,525   Progress Software Corporation!!...............................      4,268
                                                                             --------
                                                                               48,496
                                                                             --------
            SPECIALTY STORES -- 1.7%
  289,825   American Eagle Outfitters, Inc.!!.............................      4,307
  389,789   Cato Corporation..............................................      7,862
                                                                             --------
                                                                               12,169
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.8%
  319,384   Commonwealth Telephone
              Enterprises, Inc.!!(a)......................................     12,816
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $563,352).............................................    683,686
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 0.1%
            PHARMACEUTICALS -- 0.1%
              (Cost $644)
$     644   Biomarin Pharmaceutical Inc.,
              3.500% 06/15/08@............................................       (549)
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

  SHARES                                                                       VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 6.1%
      132   iShares Nasdaq Biotechnology
              Index Fund(a)...............................................   $  9,503
   33,031   Nations Cash Reserves, Capital Class Shares#..................     33,031
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $40,442)..............................................     42,534
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $604,438*)..................................     104.3%   726,769
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (4.3)%
            Cash..........................................................   $    260
            Receivable for investment securities sold.....................     13,764
            Dividends receivable..........................................        137
            Receivable from investment adviser............................        130
            Collateral on securities loaned...............................    (31,705)
            Investment advisory fee payable...............................       (541)
            Administration fee payable....................................        (90)
            Shareholder servicing and distribution fees payable...........        (56)
            Payable for investment securities purchased...................    (11,594)
            Accrued Trustees' fees and expenses...........................        (45)
            Accrued expenses and other liabilities........................       (155)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (29,895)
                                                                             --------
            NET ASSETS..........................................     100.0%  $696,874
                                                                             ========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $ (2,370)
            Accumulated net realized loss on investments sold.............   (138,829)
            Net unrealized appreciation of investments....................    122,331
            Paid-in capital...............................................    715,742
                                                                             --------
            NET ASSETS....................................................   $696,874
                                                                             ========


                                                                              VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($499,818,026 / 38,020,902 shares outstanding)..............     $13.15
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($174,768,648 / 13,552,455 shares outstanding)..............     $12.90
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $13.69

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($17,322,190 / 1,414,952 shares outstanding)................     $12.24
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($4,965,158 / 399,987 shares outstanding)...................     $12.41
                                                                             ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $31,705.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $28,300 and $30,411, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                               CONVERTIBLE           ASSET
                                                                SECURITIES         ALLOCATION
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       16,815     $        1,448
Dividends (Net of foreign withholding taxes of $2, $0, $54,
  $0, $0, $0, $0, $2, $0, $0, $5 and $7, respectively)......           8,708              1,270
Dividend income from affiliated funds.......................              93                111
Securities lending..........................................             201                  3
Allocated from Portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $24, $44, $0, $160, $0, $0 and $0,
  respectively)+............................................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses (Net of reimbursement of $0, $0, $0, $0, $0, $0,
  $4, $0, $0, $0, $0 and $0, respectively)+.................              --                 --
                                                              --------------     --------------
    Total investment income/(loss)..........................          25,817              2,832
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           3,928                685
Administration fee..........................................           1,390                242
Transfer agent fees.........................................             179                 37
Custodian fees..............................................              39                 12
Legal and audit fees........................................              44                 39
Registration and filing fees................................              39                 36
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              22                 --
Printing expense............................................              79                 81
Other.......................................................               8                 --*
                                                              --------------     --------------
    Subtotal................................................           5,738              1,142
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             421                118
  Investor B Shares.........................................             645                378
  Investor C Shares.........................................             219                 11
                                                              --------------     --------------
    Total expenses..........................................           7,023              1,649
Fees waived by investment advisor and/or administrator......              --                 --
Fees reduced by credits allowed by the custodian............              (6)                --*
Reimbursement from investment adviser.......................             (44)                --
                                                              --------------     --------------
    Net expenses............................................           6,973              1,649
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          18,844              1,183
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................          15,805              1,147
  Written options...........................................              --               (169)
  Futures contracts.........................................              --                327
  Swap contracts............................................              --                151
  Foreign currency and net other assets.....................              --                 --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................          15,805              1,456
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (see Note 13)..................................         103,292             22,182
  Written options...........................................              --                 (2)
  Futures contracts.........................................              --               (116)
  Swap contracts............................................              --                 51
  Foreign currency and net other assets.....................              --                 --
  Securities allocated from Portfolio (see Note 13)+........              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         103,292             22,115
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         119,097             23,571
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      137,941     $       24,754
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio and
  Focused Equities Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                           MIDCAP            SMALLCAP
        VALUE              VALUE              VALUE             GROWTH
--------------------------------------------------------------------------

    $           --     $           98     $           --    $           --

             9,884              3,886                689                --
                74                 48                 20                --
                10                 --                 12                --

                --                 --                 --               681

                --                 --                 --             2,460
                --                 --                 --                --*
                --                 --                 --                19
                --                 --                 --            (3,306)
    --------------     --------------     --------------    --------------
             9,968              4,032                721              (146)
    --------------     --------------     --------------    --------------

             2,709              1,395                454                --
               959                428                116               495
               136                 56                 15               286
                27                 15                  9                --
                42                 35                 38                39
                34                 24                 24                34
                10                  9                 10                10
                --*                --                 --                --
                45                 32                 31                82
                 1                  2                 --                --
    --------------     --------------     --------------    --------------
             3,963              1,996                697               946

               110                  6                  2               448
               282                 12                  3               781
               116                  2                  1               423
    --------------     --------------     --------------    --------------
             4,471              2,016                703             2,598
                --                 --                (42)               --
                --*                --*                --*               --
                (3)                --                 --                --
    --------------     --------------     --------------    --------------
             4,468              2,016                661             2,598
    --------------     --------------     --------------    --------------
             5,500              2,016                 60            (2,744)
    --------------     --------------     --------------    --------------

           (46,303)            11,264              5,239                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --

                --                 --                 --             4,981
                --                 --                 --               (72)
    --------------     --------------     --------------    --------------
           (46,303)            11,264              5,239             4,909
    --------------     --------------     --------------    --------------

           155,692             60,256             17,718                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --           115,859
    --------------     --------------     --------------    --------------
           155,692             60,256             17,718           115,859
    --------------     --------------     --------------    --------------
           109,389             71,520             22,957           120,768
    --------------     --------------     --------------    --------------
    $      114,889     $       73,536     $       23,017    $      118,024
    ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


For the six months ended September 30, 2003

                                                                STRATEGIC           CAPITAL
                                                                  GROWTH             GROWTH
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $           --     $           --
Dividends (Net of foreign withholding taxes of $2, $0, $54,
  $0, $0, $0, $0, $2, $0, $0, $5 and $7, respectively)......              --                886
Dividend income from affiliated funds.......................              --                 21
Securities lending..........................................              --                  4
Allocated from Portfolio:
Interest+...................................................               1                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $24, $44, $0, $160, $0, $0 and $0,
  respectively)+............................................          12,699                 --
Dividend income from affiliated funds+......................              93                 --
Securities lending+.........................................              84                 --
Expenses (Net of reimbursement of $0, $0, $0, $0, $0, $0,
  $4, $0, $0, $0, $0 and $0, respectively)+.................          (6,426)                --
                                                              --------------     --------------
    Total investment income/(loss)..........................           6,451                911
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................              --                699
Administration fee..........................................           1,625                247
Transfer agent fees.........................................             315                 35
Custodian fees..............................................              --                  9
Legal and audit fees........................................              40                 40
Registration and filing fees................................              58                 31
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              --                  1
Printing expense............................................              41                 42
Other.......................................................              --                 --*
                                                              --------------     --------------
    Subtotal................................................           2,089              1,114
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             295                 39
  Investor B Shares.........................................             215                115
  Investor C Shares.........................................              74                 16
                                                              --------------     --------------
    Total expenses..........................................           2,673              1,284
Fees waived by investment advisor and/or administrator......              --                 --
Fees reduced by credits allowed by the custodian............              --                 --*
Reimbursement from investment adviser.......................              (4)                --
                                                              --------------     --------------
    Net expenses............................................           2,669              1,284
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................           3,782               (373)
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................              --             12,821
  Written options...........................................              --                 --
  Futures contracts.........................................              --                 --
  Swap contracts............................................              --                 --
  Foreign currency and net other assets.....................              --                 --
  Allocated from Portfolio:
  Security transactions+....................................         (26,660)                --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................         (26,660)            12,821
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (see Note 13)..................................              --             20,416
  Written options...........................................              --                 --
  Futures contracts.........................................              --                 --
  Swap contracts............................................              --                 --
  Foreign currency and net other assets.....................              --                 --
  Securities allocated from Portfolio (see Note 13)+........         305,702                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         305,702             20,416
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         279,042             33,237
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      282,824     $       32,864
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio and
  Focused Equities Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


       FOCUSED             MIDCAP              21ST             SMALL
       EQUITIES            GROWTH            CENTURY           COMPANY
--------------------------------------------------------------------------
    $           --     $           --     $            6    $           13
                --              1,199                155             1,400
                --                111                 --*              119
                --                  7                  7                65
               315                 --                 --                --
             7,473                 --                 --                --
                 1                 --                 --                --
                86                 --                 --                --
            (8,213)                --                 --                --
    --------------     --------------     --------------    --------------
              (338)             1,317                168             1,597
    --------------     --------------     --------------    --------------
                --              1,609                263             2,972
             1,238                569                 80               760
               773                 89                 15               126
                --                 15                  9                21
                38                 41                 33                43
                39                 32                 13                36
                10                 10                 10                10
                --                 --*                --                --*
               180                 40                 29                48
                --                 --                  3                 4
    --------------     --------------     --------------    --------------
             2,278              2,405                455             4,020
               819                 25                 26               199
             2,634                125                181                78
             1,113                  9                 25                22
    --------------     --------------     --------------    --------------
             6,844              2,564                687             4,319
                --                 --                 --              (222)
                --                 --*                --*               --*
                --                 --                 --              (130)
    --------------     --------------     --------------    --------------
             6,844              2,564                687             3,967
    --------------     --------------     --------------    --------------
            (7,182)            (1,247)              (519)           (2,370)
    --------------     --------------     --------------    --------------
                --            (25,223)             5,571               547
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 86                --
           (13,077)                --                 --                --
              (269)                --                 --                --
    --------------     --------------     --------------    --------------
           (13,346)           (25,223)             5,657               547
    --------------     --------------     --------------    --------------
                --            117,859             12,182           165,745
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --               (148)               --
           327,253                 --                 --                --
    --------------     --------------     --------------    --------------
           327,253            117,859             12,034           165,745
    --------------     --------------     --------------    --------------
           313,907             92,636             17,691           166,292
    --------------     --------------     --------------    --------------
    $      306,725     $       91,389     $       17,172    $      163,922
    ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                   CONVERTIBLE SECURITIES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03        YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       18,844     $       27,101
Net realized gain/(loss) on investments.....................          15,805            (64,748)
Net realized gain/(loss) on investments allocated from
  Portfolio.................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         103,292            (49,899)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio......................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         137,941            (87,546)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (11,587)           (15,142)
  Investor A Shares.........................................          (4,959)            (9,699)
  Investor B Shares.........................................          (1,448)            (2,968)
  Investor C Shares.........................................            (538)              (700)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         267,731            404,871
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         387,140            288,816
NET ASSETS:
Beginning of period.........................................         957,654            668,838
                                                              --------------     --------------
End of period...............................................  $    1,344,794     $      957,654
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          464     $          152
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

           ASSET ALLOCATION                        VALUE                         MIDCAP VALUE
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------
    $        1,183   $        4,195   $        5,500   $        7,115   $        2,016   $        2,250
             1,456          (40,246)         (46,303)         (54,789)          11,264          (20,984)
                --               --               --               --               --               --
            22,115          (23,813)         155,692         (132,951)          60,256          (25,133)
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            24,754          (59,864)         114,889         (180,625)          73,536          (43,867)

              (311)            (713)          (4,417)          (6,087)          (1,976)          (1,835)
              (627)          (2,680)            (450)            (521)             (19)             (16)
              (220)            (918)             (71)            (236)              (2)              (4)
                (7)             (27)              (9)             (26)              --*              (1)

                --               --               --           (7,879)              --             (214)
                --               --               --             (885)              --               (2)
                --               --               --           (1,224)              --               (2)
                --               --               --             (116)              --               --*
           (10,334)        (130,006)         503,596           75,863           36,175          245,543
    --------------   --------------   --------------   --------------   --------------   --------------
            13,255         (194,208)         613,538         (121,736)         107,714          199,602

           197,861          392,069          537,272          659,008          299,680          100,078
    --------------   --------------   --------------   --------------   --------------   --------------
    $      211,116   $      197,861   $    1,150,810   $      537,272   $      407,394   $      299,680
    ==============   ==============   ==============   ==============   ==============   ==============

    $          370   $          352   $        1,196   $          643   $          309   $          290
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       SMALLCAP VALUE
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03       PERIOD ENDED
                                                               (UNAUDITED)         3/31/03(A)
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $           60     $          192
Net realized gain/(loss) on investments.....................           5,239             (5,890)
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          17,718             (3,247)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          23,017             (8,945)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (147)
  Investor A Shares.........................................              --                 (2)
  Investor B Shares.........................................              --                 --*
  Investor C Shares.........................................              --                 --*
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          25,119             80,781
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................          48,136             71,687
NET ASSETS:
Beginning of period.........................................          71,687                 --
                                                              --------------     --------------
End of period...............................................  $      119,823     $       71,687
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           83     $           23
                                                              ==============     ==============

---------------

 + Allocated from Growth Master Portfolio and Strategic Growth Master Portfolio, respectively.

 * Amount represents less than $500.

 # Amount represents results from operations prior to conversion from master-feeder structure.

(a)SmallCap Value commenced operations on May 1, 2002.

(b)As of May 13, 2002, Strategic Growth Fund converted to a master-feeder structure.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

                GROWTH                       STRATEGIC GROWTH                   CAPITAL GROWTH
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)       3/31/03(B)      (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------
    $       (2,744)  $       (4,467)  $        3,782   $       10,982   $         (373)  $          (36)
                --               --               --          (25,186)#         12,821          (45,359)
             4,909          (55,290)         (26,660)        (305,110)              --               --
                --               --               --         (100,733)#         20,416          (61,387)
           115,859          (54,489)         305,702         (262,668)              --               --
    --------------   --------------   --------------   --------------   --------------   --------------
           118,024         (114,246)         282,824         (682,715)          32,864         (106,782)

                --               --               --           (7,224)              --               --
                --               --               --           (1,070)              --               --
                --               --               --              (19)              --               --
                --               --               --               --               --               --

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
           198,506          175,763         (167,148)       1,082,033          (58,242)         (56,515)
    --------------   --------------   --------------   --------------   --------------   --------------
           316,530           61,517          115,676          391,005          (25,378)        (163,297)

           579,621          518,104        1,658,780        1,267,775          210,845          374,142
    --------------   --------------   --------------   --------------   --------------   --------------
    $      896,151   $      579,621   $    1,774,456   $    1,658,780   $      185,467   $      210,845
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (2,744)  $           --   $        7,131   $        3,349   $         (373)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FOCUSED EQUITIES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03        YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       (7,182)    $      (14,029)
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................         (13,346)          (142,705)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................         327,253           (197,263)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         306,725           (353,997)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         271,127            191,220
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         577,852           (162,777)
NET ASSETS:
Beginning of period.........................................       1,559,778          1,722,555
                                                              --------------     --------------
End of period...............................................  $    2,137,630     $    1,559,778
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $       (7,182)    $           --
                                                              ==============     ==============

---------------

 + Allocated from Focused Equities Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

             MIDCAP GROWTH                     21ST CENTURY                      SMALL COMPANY
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------
    $       (1,247)  $       (2,757)  $         (519)  $         (863)  $       (2,370)  $       (4,253)
           (25,223)        (184,346)           5,657           (1,599)             547          (98,329)
                --               --               --               --               --               --
           117,859          (33,365)          12,034           (5,523)         165,745         (142,917)
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            91,389         (220,468)          17,172           (7,985)         163,922         (245,499)

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
           (29,518)          37,230           30,788          (10,484)         (22,077)          48,594
    --------------   --------------   --------------   --------------   --------------   --------------
            61,871         (183,238)          47,960          (18,469)         141,845         (196,905)

           444,806          628,044           47,475           65,944          555,029          751,934
    --------------   --------------   --------------   --------------   --------------   --------------
    $      506,677   $      444,806   $       95,435   $       47,475   $      696,874   $      555,029
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (1,247)  $           --   $         (519)  $           --   $       (2,370)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                         CONVERTIBLE SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  23,669    $ 350,471       45,660    $ 649,083
  Issued in exchange for net assets of:
    Bank of America Equity Income Fund (see Note 13)........      --           --          846       11,664
    Bank of America Equity & Convertible Fund (see Note
      13)...................................................      --           --        5,772       79,598
  Issued in exchange for Primary A Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --        3,257       51,793
  Issued as reinvestment of dividends.......................      63          949           94        1,306
  Redeemed..................................................  (9,850)    (146,737)     (32,359)    (460,920)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  13,882    $ 204,683       23,270    $ 332,524
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   6,018    $  89,455        6,393    $  93,580
  Issued in exchange for Investor A Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --        1,267       20,137
  Shares issued upon conversion from Investor B shares......       2           28          484        6,905
  Shares issued upon conversion from Investor C shares......      11          167           --           --
  Issued as reinvestment of dividends.......................     283        4,294          621        8,710
  Redeemed..................................................  (4,352)     (65,071)      (7,611)    (110,347)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................   1,962    $  28,873        1,154    $  18,985
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................   1,482    $  21,757        2,854    $  41,083
  Issued in exchange for Investor B Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --        1,998       31,448
  Issued as reinvestment of dividends.......................      80        1,198          183        2,534
  Shares redeemed upon conversion to Investor A shares......      (2)         (28)        (488)      (6,905)
  Redeemed..................................................    (622)      (9,190)      (2,067)     (28,531)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     938    $  13,737        2,480    $  39,629
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................   1,681    $  25,084        1,144    $  16,527
  Issued in exchange for Investor C Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --          137        2,170
  Issued as reinvestment of dividends.......................      21          314           33          467
  Shares redeemed upon conversion to Investor A shares......     (11)        (167)          --           --
  Redeemed..................................................    (319)      (4,793)        (384)      (5,431)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................   1,372    $  20,438          930    $  13,733
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  18,154    $ 267,731       27,834    $ 404,871
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      -------------------
                                                              SHARES    DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     24     $    425         287    $   5,107
  Issued as reinvestment of dividends.......................     12          213          28          476
  Redeemed..................................................    (38)        (689)       (174)      (3,070)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................     (2)    $    (51)        141    $   2,513
                                                               ====     ========      ======    =========
INVESTOR A SHARES:
  Sold......................................................    575     $ 10,342       3,000    $  50,561
  Shares issued upon conversion from Investor B shares......     12          230          --           --
  Issued as reinvestment of dividends.......................     33          598         151        2,604
  Redeemed..................................................   (865)     (15,582)     (9,023)    (152,551)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................   (245)    $ (4,412)     (5,872)   $ (99,386)
                                                               ====     ========      ======    =========
INVESTOR B SHARES:
  Sold......................................................     53     $    941         175    $   3,121
  Issued as reinvestment of dividends.......................     11          196          48          819
  Shares redeemed upon conversion to Investor A shares......    (12)        (230)
  Redeemed..................................................   (381)      (6,747)     (2,096)     (36,392)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................   (329)    $ (5,840)     (1,873)   $ (32,452)
                                                               ====     ========      ======    =========
INVESTOR C SHARES:
  Sold......................................................     19     $    340          36    $     627
  Issued as reinvestment of dividends.......................     --*           6           1           24
  Redeemed..................................................    (21)        (377)        (77)      (1,332)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................     (2)    $    (31)        (40)   $    (681)
                                                               ====     ========      ======    =========
  Total net increase/(decrease).............................   (578)    $(10,334)     (7,644)   $(130,006)
                                                               ====     ========      ======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                  VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              --------------------      -------------------
                                                              SHARES      DOLLARS       SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   15,144    $ 148,100       19,199    $177,319
  Issued in exchange for Primary A Shares of Nations Classic
    Value Fund (see Note 13)................................   26,676      265,429           --          --
  Issued in exchange for Primary A Shares of Nations
    LargeCap Value Fund (see Note 13).......................    3,974       39,538           --          --
  Issued in exchange for net assets of Bank of America
    Equity Value Fund (see Note 13).........................       --           --          501       4,521
  Issued as reinvestment of dividends.......................      189        1,883          708       7,272
  Redeemed..................................................  (12,491)    (123,602)     (10,015)    (93,977)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................   33,492    $ 331,348       10,393    $ 95,135
                                                              =======    =========      =======    ========
INVESTOR A SHARES:
  Sold......................................................    2,753    $  27,412          790    $  7,750
  Issued in exchange for Investor A Shares of Nations
    Classic Value Fund (see Note 13)........................    1,872       18,605           --          --
  Issued in exchange for Investor A Shares of Nations
    LargeCap Value Fund (see Note 13).......................    6,832       67,909           --          --
  Shares issued upon conversion from Investor B shares......        7           72          909       8,034
  Shares issued upon conversion from Investor C Shares......       12          121           --          --
  Issued as reinvestment of dividends.......................       41          405          122       1,260
  Redeemed..................................................   (1,364)     (13,340)      (1,566)    (14,806)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................   10,153    $ 101,184          255    $  2,238
                                                              =======    =========      =======    ========
INVESTOR B SHARES:
  Sold......................................................      258    $   2,461          311    $  3,028
  Issued in exchange for Investor B Shares of Nations
    Classic Value Fund (see Note 13)........................    3,553       34,388           --          --
  Issued in exchange for Investor B Shares of Nations
    LargeCap Value Fund (see Note 13).......................      202        1,956           --          --
  Issued as reinvestment of dividends.......................        7           65          129       1,367
  Shares redeemed upon conversion to Investor A shares......       (7)         (72)        (932)     (8,034)
  Redeemed..................................................     (519)      (4,937)      (1,851)    (17,146)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    3,494    $  33,861       (2,343)   $(20,785)
                                                              =======    =========      =======    ========
INVESTOR C SHARES:
  Sold......................................................      229    $   2,181          127    $  1,205
  Issued in exchange for Investor C Shares of Nations
    Classic Value Fund (see Note 13)........................    5,093       49,253           --          --
  Issued in exchange for Investor C Shares of Nations
    LargeCap Value Fund (see Note 13).......................       17          167           --          --
  Issued as reinvestment of dividends.......................        1            8           12         131
  Shares redeemed upon conversion to Investor A shares......      (12)        (121)          --          --
  Redeemed..................................................   (1,454)     (14,285)        (213)     (2,061)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    3,874    $  37,203          (74)   $   (725)
                                                              =======    =========      =======    ========
  Total net increase/(decrease).............................   51,013    $ 503,596        8,231    $ 75,863
                                                              =======    =========      =======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

                                                                             MIDCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   7,018    $ 70,804      30,784    $294,623
  Issued as reinvestment of dividends.......................      20         212          26         240
  Redeemed..................................................  (3,562)    (36,573)     (5,829)    (54,609)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,476    $ 34,443      24,981    $240,254
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     203    $  2,087         471    $  4,507
  Shares issued upon conversion from Investor B shares......      --*         --*          1          11
  Issued as reinvestment of dividends.......................       1          17           2          17
  Redeemed..................................................     (84)       (875)       (149)     (1,387)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     120    $  1,229         325    $  3,148
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      57    $    576         228    $  2,254
  Issued as reinvestment of dividends.......................      --*          2           1           5
  Shares redeemed upon conversion to Investor A shares......      --*         --*         (1)        (11)
  Redeemed..................................................     (13)       (131)        (48)       (439)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      44    $    447         180    $  1,809
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       8    $     83          38    $    376
  Issued as reinvestment of dividends.......................      --*         --*         --*          1
  Redeemed..................................................      (3)        (27)         (5)        (45)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       5    $     56          33    $    332
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,645    $ 36,175      25,519    $245,543
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            SMALLCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          PERIOD ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   3,496     $31,916       10,899    $ 94,051
  Issued as reinvestment of dividends.......................      --          --            4          39
  Redeemed..................................................    (878)     (8,175)      (1,824)    (14,973)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,618     $23,741        9,079    $ 79,117
                                                               =====     =======       ======    ========
INVESTOR A SHARES:+
  Sold......................................................      89     $   836          158    $  1,334
  Shares issued upon conversion from Investor B shares......      --          --            1           7
  Issued as reinvestment of dividends.......................      --          --           --*          2
  Redeemed..................................................     (11)       (106)         (13)       (110)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      78     $   730          146    $  1,233
                                                               =====     =======       ======    ========
INVESTOR B SHARES:+
  Sold......................................................      58     $   548           49    $    410
  Issued as reinvestment of dividends.......................      --          --           --          --
  Shares redeemed upon conversion to Investor A shares......      --          --           (1)         (7)
  Redeemed..................................................      (1)        (11)          (4)        (31)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      57     $   537           44    $    372
                                                               =====     =======       ======    ========
INVESTOR C SHARES:+
  Sold......................................................      15     $   141            7    $     60
  Issued as reinvestment of dividends.......................      --          --           --*         --*
  Redeemed..................................................      (3)        (30)          --*         (1)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      12     $   111            7    $     59
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   2,765     $25,119        9,276    $ 80,781
                                                               =====     =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

+ SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                                GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   7,341    $ 99,067       6,469    $ 79,443
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (2,431)    (34,146)     (1,533)    (19,386)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   4,910    $ 64,921       4,936    $ 60,057
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................  10,253    $139,031      16,562    $213,974
  Shares issued upon conversion from Investor B shares......       3          42         167       2,166
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (3,640)    (49,106)     (7,941)    (99,836)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   6,616    $ 89,967       8,788    $116,304
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     952    $ 12,282       1,346    $ 16,576
  Issued as reinvestment of dividends.......................      --          --          --          --
  Shares redeemed upon conversion to Investor A shares......      (3)        (42)       (173)     (2,166)
  Redeemed..................................................    (856)    (11,058)     (3,809)    (47,127)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      93    $  1,182      (2,636)   $(32,717)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   3,642    $ 47,310       3,301    $ 39,984
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................    (373)     (4,874)       (643)     (7,865)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,269    $ 42,436       2,658    $ 32,119
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  14,888    $198,506      13,746    $175,763
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             STRATEGIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      ---------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,931    $ 176,707       36,386    $  479,952
  Issued in exchange for net assets of:
    Bank of America Equity Fund (see Note 13)...............       --           --       47,950       429,632
    Bank of America Charitable Equity Fund (see Note 13)....       --           --       17,441       156,270
  Issued in exchange for Primary A Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --        3,963        44,151
  Issued as reinvestment of dividends.......................       --           --           26           235
  Redeemed..................................................  (32,832)    (326,045)     (46,621)     (439,345)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................  (14,901)   $(149,338)      59,145    $  670,895
                                                              =======    =========      =======    ==========
INVESTOR A SHARES:
  Sold......................................................    3,555    $  35,265       13,780    $  182,558
  Issued in exchange for Investor A Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --       41,355       459,035
  Shares issued upon conversion from Investor B shares......       --           --           33           308
  Issued as reinvestment of dividends.......................       --           --          110         1,018
  Redeemed..................................................   (5,139)     (51,106)     (33,045)     (301,025)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................   (1,584)   $ (15,841)      22,233    $  341,894
                                                              =======    =========      =======    ==========
INVESTOR B SHARES:
  Sold......................................................       99    $     971          253    $   10,151
  Issued in exchange for Investor B Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --        5,502        59,864
  Issued as reinvestment of dividends.......................       --           --            2            17
  Shares redeemed upon conversion to Investor A shares......       --           --          (33)         (308)
  Redeemed..................................................     (331)      (3,197)      (1,850)      (17,093)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................     (232)   $  (2,226)       3,874    $   52,631
                                                              =======    =========      =======    ==========
INVESTOR C SHARES:
  Sold......................................................      217    $   2,087        1,493    $   18,072
  Issued in exchange for Investor C Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --          309         3,360
  Issued as reinvestment of dividends.......................       --           --           --            --
  Redeemed..................................................     (190)      (1,830)        (515)       (4,819)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................       27    $     257        1,287    $   16,613
                                                              =======    =========      =======    ==========
  Total net increase/(decrease).............................  (16,690)   $(167,148)      86,539    $1,082,033
                                                              =======    =========      =======    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                             CAPITAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,176    $  7,347        5,436    $  32,609
  Issued in exchange for net assets of Bank of America
    Equity Growth Fund (see Note 13)........................      --          --        1,400        7,660
  Issued in exchange for Primary A Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --        1,184        8,150
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................  (9,607)    (61,532)     (18,640)    (109,864)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (8,431)   $(54,185)     (10,620)   $ (61,445)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     837    $  5,201        1,900    $  11,614
  Issued in exchange for Investor A Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --        1,762       11,877
  Shares issued upon conversion from Investor B shares......       1           6          874        5,084
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................  (1,166)     (7,211)      (3,058)     (18,297)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (328)   $ (2,004)       1,478    $  10,278
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     109    $    604          272    $   1,584
  Issued in exchange for Investor B Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --        1,483        9,111
  Issued as reinvestment of dividends.......................      --          --           --           --
  Shares redeemed upon conversion to Investor A shares......      (1)         (6)        (960)      (5,084)
  Redeemed..................................................    (386)     (2,162)      (1,955)     (10,591)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (278)   $ (1,564)      (1,160)   $  (4,980)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      33    $    187          103    $     586
  Issued in exchange for Investor C Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --           64          396
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................    (117)       (676)        (251)      (1,350)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (84)   $   (489)         (84)   $    (368)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (9,121)   $(58,242)     (10,386)   $ (56,515)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             FOCUSED EQUITIES
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   11,437    $ 169,103       15,666    $ 210,049
  Redeemed..................................................   (3,375)     (49,875)      (7,463)     (99,670)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    8,062    $ 119,228        8,203    $ 110,379
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   19,462    $ 286,386       24,366    $ 334,389
  Shares issued upon conversion from Investor B shares......       40          610          285        3,978
  Shares issued upon conversion from Investor C shares......        4           57           --           --
  Redeemed..................................................  (12,267)    (180,106)     (14,475)    (196,344)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    7,239    $ 106,947       10,176    $ 142,023
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................    2,250    $  31,533        3,627    $  49,131
  Shares redeemed upon conversion to Investor A shares......      (40)        (610)        (294)      (3,978)
  Redeemed..................................................   (2,413)     (33,707)      (9,958)    (131,893)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (203)   $  (2,784)      (6,625)   $ (86,740)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................    4,393    $  62,291        5,064    $  67,084
  Shares redeemed upon conversion to Investor A shares......       (4)         (57)          --           --
  Redeemed..................................................   (1,023)     (14,498)      (3,103)     (41,526)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    3,366    $  47,736        1,961    $  25,558
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   18,464    $ 271,127       13,715    $ 191,220
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                             MIDCAP GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,379    $ 43,676       19,336    $ 185,307
  Issued in exchange for net assets of Bank of America
    Equity Midcap Fund (see Note 13)........................      --          --       15,827      139,116
  Redeemed..................................................  (7,214)    (71,454)     (30,050)    (279,180)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (2,835)   $(27,778)       5,113    $  45,243
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     816    $  8,012        6,533    $  63,914
  Shares issued upon conversion from Investor B shares......       1           9          380        3,258
  Redeemed..................................................    (886)     (8,583)      (7,261)     (67,696)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (69)   $   (562)        (348)   $    (524)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     142    $  1,219          528    $   4,989
  Shares redeemed upon conversion to Investor A shares......      (1)         (9)        (422)      (3,258)
  Redeemed..................................................    (238)     (2,042)      (1,103)      (9,042)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (97)   $   (832)        (997)   $  (7,311)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      18    $    155           96    $     866
  Redeemed..................................................     (58)       (501)        (130)      (1,044)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (40)   $   (346)         (34)   $    (178)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (3,041)   $(29,518)       3,734    $  37,230
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             21ST CENTURY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,151     $ 8,938          338    $  2,250
  Redeemed..................................................     (69)       (552)        (242)     (1,662)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,082     $ 8,386           96    $    588
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,649     $20,971          539    $  3,557
  Shares issued upon conversion from Investor B shares......      --          --           33         220
  Redeemed..................................................    (239)     (1,863)        (906)     (5,789)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,410     $19,108         (334)   $ (2,012)
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     414     $ 3,174          347    $  2,223
  Shares redeemed upon conversion to Investor A shares......      --          --          (34)       (220)
  Redeemed..................................................    (319)     (2,352)      (1,634)    (10,458)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      95     $   822       (1,321)   $ (8,455)
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     354     $ 2,758          120    $    763
  Redeemed..................................................     (39)       (286)        (208)     (1,368)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     315     $ 2,472          (88)   $   (605)
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   3,902     $30,788       (1,647)   $(10,484)
                                                               =====     =======       ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    8,980    $ 105,082       83,950    $ 977,579
  Issued in exchange for net assets of Bank of America
    SmallCap Equity Fund (see Note 13)......................       --           --        2,522       27,839
  Redeemed..................................................  (11,407)    (135,947)     (84,033)    (983,775)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,427)   $ (30,865)       2,439    $  21,643
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    3,107    $  37,416        8,542    $  94,375
  Shares issued upon conversion from Investor B shares......       --*           3           17          182
  Redeemed..................................................   (2,467)     (29,933)      (6,278)     (70,693)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      640    $   7,486        2,281    $  23,864
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      197    $   2,257          514    $   6,156
  Shares redeemed upon conversion to Investor A shares......       --*          (3)         (18)        (182)
  Redeemed..................................................     (106)      (1,222)        (399)      (4,248)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       91    $   1,032           97    $   1,726
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       73    $     862          191    $   2,254
  Redeemed..................................................      (52)        (592)         (81)        (893)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       21    $     270          110    $   1,361
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,675)   $ (22,077)       4,927    $  48,594
                                                              =======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $13.77         $0.25           $ 1.54           $ 1.79          $(0.23)
Year ended 3/31/2003#.....................    16.03          0.51            (2.27)           (1.76)          (0.50)
Year ended 3/31/2002#.....................    16.05          0.59               --             0.59           (0.56)
Year ended 3/31/2001......................    22.18          0.51            (2.00)           (1.49)          (0.60)
Period ended 3/31/2000**#.................    18.15          0.42             5.52             5.94           (0.50)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $13.77         $0.23           $ 1.56           $ 1.79          $(0.22)
Year ended 3/31/2003#.....................    16.02          0.47            (2.25)           (1.78)          (0.47)
Year ended 3/31/2002#.....................    16.04          0.59            (0.04)            0.55           (0.52)
Year ended 3/31/2001......................    22.17          0.51            (2.05)           (1.54)          (0.55)
Period ended 3/31/2000#...................    18.31          0.46             5.26             5.72           (0.45)
Period ended 5/14/1999....................    17.34          0.12             0.96             1.08           (0.11)
Year ended 2/28/1999......................    17.28          0.51             0.25             0.76           (0.52)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $13.64         $0.17           $ 1.53           $ 1.70          $(0.16)
Year ended 3/31/2003#.....................    15.88          0.36            (2.24)           (1.88)          (0.36)
Year ended 3/31/2002#.....................    15.92          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................    22.06          0.35            (2.00)           (1.65)          (0.45)
Period ended 3/31/2000#...................    18.27          0.44             5.12             5.56           (0.36)
Period ended 5/14/1999....................    17.30          0.09             0.96             1.05           (0.27)
Period ended 2/28/1999**..................    17.67          0.22            (0.17)            0.05           (0.24)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $13.77         $0.17           $ 1.56           $ 1.73          $(0.17)
Year ended 3/31/2003#.....................    16.04          0.36            (2.26)           (1.90)          (0.37)
Year ended 3/31/2002#.....................    16.08          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................    22.23          0.35            (2.02)           (1.67)          (0.44)
Period ended 3/31/2000#...................    18.35          0.38             5.22             5.60           (0.31)
Period ended 5/14/1999....................    17.37          0.10             0.97             1.07           (0.09)
Year ended 2/28/1999......................    17.24          0.40             0.31             0.71           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000**#.................      (1.41)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.18)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Period ended 2/28/1999**..................      (0.18)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.18)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **Convertible Securities Primary A, and Investor B Shares commenced operations on May 21, 1999 and July 15, 1998, respectively.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%. Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.95% for Primary A Shares, 1.20% for Investor A Shares and 1.95% each for Investor B and C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                          RATIO OF           RATIO OF                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS        OPERATING        NET INVESTMENT                 OPERATING
  DIVIDENDS       VALUE                  END OF         EXPENSES TO       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD         AVERAGE NET         TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)             ASSETS           NET ASSETS      RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.23)       $15.33       13.05%    $795,692         0.94%+(a)(b)(c)       3.32%+        46%           0.95%+(a)
    (0.50)        13.77      (11.01)     523,271            0.97(a)(b)         3.59          57            0.97(a)
    (0.61)        16.03        3.74      236,202            1.00(a)(b)         3.78          50            1.00(a)
    (4.64)        16.05       (7.59)      75,627            0.99(a)(b)         3.08          73            1.00(a)
    (1.91)        22.18       35.21       13,688            0.97+(b)           2.21+         65            0.98+

   $(0.22)       $15.34       12.99%    $356,003         1.19%+(a)(b)(c)       3.07%+        46%           1.20%+(a)
    (0.47)        13.77      (11.18)     292,622            1.22(a)(b)         3.34          57            1.22(a)
    (0.57)        16.02        3.48      321,858            1.25(a)(b)         3.53          50            1.25(a)
    (4.59)        16.04       (7.88)     315,857            1.24(a)(b)         2.86          73            1.25(a)
    (1.86)        22.17       33.68      369,488            1.22+(b)           1.96+         65            1.23+
    (0.11)        18.31        6.25      352,000            1.30+              3.07+         16            1.32+
    (0.70)        17.34        4.64      356,000            1.15(a)            2.97          66            1.16(a)

   $(0.16)       $15.18       12.49%    $138,345         1.94%+(a)(b)(c)       2.32%+        46%           1.95%+(a)
    (0.36)        13.64      (11.83)     111,468            1.97(a)(b)         2.59          57            1.97(a)
    (0.46)        15.88        2.68       90,408            2.00(a)(b)         2.78          50            2.00(a)
    (4.49)        15.92       (8.49)      49,763            1.99(a)(b)         2.08          73            2.00(a)
    (1.77)        22.06       32.76       11,175            1.97+(b)           1.21+         65            1.98+
    (0.08)        18.27        6.10        4,000            2.06+              2.34+         16            2.08+
    (0.42)        17.30        0.44        3,000            1.96+(a)           2.14+         66            1.97(a)+

   $(0.17)       $15.33       12.56%    $ 54,754         1.94%+(a)(b)(c)       2.32%+        46%           1.95%+(a)
    (0.37)        13.77      (11.89)      30,293            1.97(a)(b)         2.59          57            1.97(a)
    (0.46)        16.04        2.66       20,370            2.00(a)(b)         2.78          50            2.00(a)
    (4.48)        16.08       (8.50)       9,827            1.99(a)(b)         2.08          73            2.00(a)
    (1.72)        22.23       32.81        3,033            1.97+(b)           1.21+         65            1.98+
    (0.09)        18.35        6.17        4,000            1.80+              2.56+         16            2.07+
    (0.58)        17.37        4.29        4,000            1.65(a)            2.45          66            1.91(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $16.42         $0.14           $ 1.98           $ 2.12          $(0.14)
Year ended 3/31/2003#.....................    19.93          0.32            (3.49)           (3.17)          (0.34)
Year ended 3/31/2002#.....................    20.32          0.44            (0.39)            0.05           (0.41)
Year ended 3/31/2001#.....................    24.35          0.57            (2.84)           (2.27)          (0.55)
Period ended 3/31/2000***#................    23.06          0.49             1.93             2.42           (0.41)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $16.44         $0.12           $ 1.99           $ 2.11          $(0.12)
Year ended 3/31/2003#.....................    19.92          0.29            (3.48)           (3.19)          (0.29)
Year ended 3/31/2002#.....................    20.32          0.39            (0.40)           (0.01)          (0.36)
Year ended 3/31/2001#.....................    24.35          0.50            (2.82)           (2.32)          (0.50)
Period ended 3/31/2000#...................    23.40          0.43             1.59             2.02           (0.35)
Period ended 5/14/1999....................    22.50          0.10             0.91             1.01           (0.11)
Year ended 2/28/1999......................    21.41          0.55             2.48             3.03           (0.45)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $16.31         $0.05           $ 1.97           $ 2.02          $(0.05)
Year ended 3/31/2003#.....................    19.81          0.15            (3.47)           (3.32)          (0.18)
Year ended 3/31/2002#.....................    20.22          0.23            (0.39)           (0.16)          (0.22)
Year ended 3/31/2001#.....................    24.24          0.33            (2.81)           (2.48)          (0.33)
Period ended 3/31/2000#...................    23.32          0.47             1.39             1.86           (0.22)
Period ended 5/14/1999....................    22.45          0.06             0.89             0.95           (0.08)
Period ended 2/28/1999***.................    23.17          0.22             0.75             0.97           (0.20)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $16.31         $0.05           $ 1.98           $ 2.03          $(0.06)
Year ended 3/31/2003#.....................    19.84          0.15            (3.48)           (3.33)          (0.20)
Year ended 3/31/2002#.....................    20.22          0.24            (0.38)           (0.14)          (0.21)
Year ended 3/31/2001#.....................    24.27          0.33            (2.82)           (2.49)          (0.33)
Period ended 3/31/2000#...................    23.33          0.42             1.43             1.85           (0.19)
Period ended 5/14/1999....................    22.45          0.05             0.92             0.97           (0.09)
Year ended 2/28/1999......................    21.36          0.44             2.49             2.93           (0.35)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000***#................      (0.72)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (1.49)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Period ended 2/28/1999***.................      (1.49)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (1.49)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ***Asset Allocation Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and November 11, 1996, respectively.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.14)       $18.40       12.94%    $ 39,755          1.08%+(a)           1.60%+         110%         1.08%+(a)
    (0.34)        16.42      (15.96)      35,514          1.04(a)(b)          1.85           315          1.04(a)
    (0.44)        19.93        0.26       40,287          1.03(a)             2.10           226          1.03(a)
    (1.76)        20.32       (9.83)      12,847          0.98(a)(b)          2.45            88          1.00(a)
    (1.13)        24.35       10.88       15,532          0.95+(a)(b)         1.85+           84          1.02+(a)

   $(0.12)       $18.43       12.85%    $ 94,109          1.33%+(a)           1.35%+         110%         1.33%+(a)
    (0.29)        16.44      (16.05)      88,011          1.29(a)(b)          1.60           315          1.29(a)
    (0.39)        19.92       (0.05)     223,579          1.28(a)             1.85           226          1.28(a)
    (1.71)        20.32      (10.05)     231,520          1.23(a)(b)          2.20            88          1.25(a)
    (1.07)        24.35        8.99       83,412          1.20+(a)(b)         1.60+           84          1.27+(a)
    (0.11)        23.40        4.50       72,000          1.18+               2.01+           20          1.20+
    (1.94)        22.50       14.72       72,000          0.94                2.64           114          0.94

   $(0.05)       $18.28       12.41%    $ 75,049          2.08%+(a)           0.60%+         110%         2.08%+(a)
    (0.18)        16.31      (16.80)      72,344          2.04(a)(b)          0.85           315          2.04(a)
    (0.25)        19.81       (0.77)     124,983          2.03(a)             1.10           226          2.03(a)
    (1.54)        20.22      (10.73)     104,745          1.98(a)(b)          1.45            88          2.00(a)
    (0.94)        24.24        8.31      121,644          1.95+(a)(b)         0.85+           84          2.02+(a)
    (0.08)        23.32        4.26       10,000          1.95+               1.26+           20          1.97+
    (1.69)        22.45        4.59        6,000          1.74+               1.92+          114          1.74

   $(0.06)       $18.28       12.42%    $  2,203          2.08%+(a)           0.60%+         110%         2.08%+(a)
    (0.20)        16.31      (16.80)       1,992          2.04(a)(b)          0.85           315          2.04(a)
    (0.24)        19.84       (0.78)       3,220          2.03(a)             1.10           226          2.03(a)
    (1.54)        20.24      (10.74)       2,532          1.98(a)(b)          1.45            88          2.00(a)
    (0.91)        24.27        8.24        2,305          1.95+(a)(b)         0.85+           84          2.02+(a)
    (0.09)        23.33        4.31        2,000          1.67+               1.52+           20          1.96+
    (1.84)        22.45       14.23        2,000          1.44                2.14           114          1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.48        $ 0.07           $ 1.60           $ 1.67          $(0.07)
Year ended 3/31/2003#.....................    11.96          0.14            (3.31)           (3.17)          (0.13)
Year ended 3/31/2002#.....................    12.39          0.12             0.58             0.70           (0.10)
Year ended 3/31/2001......................    16.24          0.17            (0.42)           (0.25)          (0.18)
Year ended 3/31/2000#.....................    18.16          0.11            (0.06)            0.05           (0.11)
Year ended 3/31/1999#.....................    19.92          0.13             0.64             0.77           (0.14)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.46        $ 0.06           $ 1.60           $ 1.66          $(0.05)
Year ended 3/31/2003#.....................    11.94          0.11            (3.31)           (3.20)          (0.10)
Year ended 3/31/2002#.....................    12.38          0.09             0.58             0.67           (0.08)
Year ended 3/31/2001......................    16.24          0.14            (0.43)           (0.29)          (0.15)
Year ended 3/31/2000#.....................    18.16          0.07            (0.07)            0.00           (0.06)
Year ended 3/31/1999#.....................    19.92          0.09             0.63             0.72           (0.09)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.25        $ 0.02           $ 1.56           $ 1.58          $(0.02)
Year ended 3/31/2003#.....................    11.66          0.03            (3.22)           (3.19)          (0.04)
Year ended 3/31/2002#.....................    12.13          0.00##           0.59             0.59           (0.03)
Year ended 3/31/2001......................    16.00          0.04            (0.43)           (0.39)          (0.06)
Year ended 3/31/2000#.....................    18.00         (0.06)           (0.08)           (0.14)          (0.00)##
Year ended 3/31/1999#.....................    19.81         (0.05)            0.63             0.58              --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.24        $ 0.03           $ 1.54           $ 1.57          $(0.02)
Year ended 3/31/2003#.....................    11.65          0.04            (3.22)           (3.18)          (0.05)
Year ended 3/31/2002#.....................    12.13          0.00##           0.58             0.58           (0.03)
Year ended 3/31/2001......................    15.99          0.04            (0.42)           (0.38)          (0.06)
Year ended 3/31/2000#.....................    17.98         (0.06)           (0.07)           (0.13)          (0.00)##
Year ended 3/31/1999#.....................    19.75         (0.02)            0.65             0.63           (0.01)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.07)       $10.08       19.66%   $  874,769      0.95%+(a)(b)(c)        1.43%+          60%         0.95%+(a)
    (0.31)         8.48      (26.95)      451,815         0.97(a)             1.43            75          0.97(a)
    (1.13)        11.96        5.64       513,206         0.95(a)(b)          1.02           135          0.95(a)
    (3.60)        12.39       (1.97)      844,432         0.94(a)(b)          1.28           181          0.94(a)
    (1.97)        16.24       (0.16)    1,290,572         0.93(a)(b)          0.65            95          0.93(a)
    (2.53)        18.16        4.15     1,939,704         0.94(a)(b)          0.76            38          0.94(a)

   $(0.05)       $10.07       19.68%   $  153,804      1.20%+(a)(b)(c)        1.18%+          60%         1.20%+(a)
    (0.28)         8.46      (27.17)       43,364         1.22(a)             1.18            75          1.22(a)
    (1.11)        11.94        5.33        58,144         1.20(a)(b)          0.77           135          1.20(a)
    (3.57)        12.38       (2.29)       65,975         1.19(a)(b)          1.03           181          1.19(a)
    (1.92)        16.24       (0.47)       94,256         1.18(a)(b)          0.40            95          1.18(a)
    (2.48)        18.16        3.96       136,691         1.19(a)(b)          0.51            38          1.19(a)

   $(0.02)       $ 9.81       19.11%   $   78,716      1.95%+(a)(b)(c)        0.43%+          60%         1.95%+(a)
    (0.22)         8.25      (27.72)       37,399         1.97(a)             0.43            75          1.97(a)
    (1.06)        11.66        4.66        80,162         1.95(a)(b)          0.02           135          1.95(a)
    (3.48)        12.13       (3.05)       93,064         1.94(a)(b)          0.28           181          1.94(a)
    (1.86)        16.00       (1.24)      124,000         1.93(a)(b)         (0.35)           95          1.93(a)
    (2.39)        18.00        3.11       154,025         1.94(a)(b)         (0.24)           38          1.94(a)

   $(0.02)       $ 9.79       19.01%   $   43,521      1.95%+(a)(b)(c)        0.43%+          60%         1.95%+(a)
    (0.23)         8.24      (27.72)        4,694         1.97(a)             0.43            75          1.97(a)
    (1.06)        11.65        4.58         7,496         1.95(a)(b)          0.02           135          1.95(a)
    (3.48)        12.13       (2.98)        8,479         1.94(a)(b)          0.28           181          1.94(a)
    (1.86)        15.99       (1.18)       10,042         1.93(a)(b)         (0.32)           95          1.93(a)
    (2.40)        17.98        3.39        12,106         1.70(a)(b)          0.00            38          1.94(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MIDCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.72        $ 0.06           $ 1.99           $ 2.05          $(0.05)
Year ended 3/31/2003#.....................    11.32          0.10            (2.61)           (2.51)          (0.07)
Period ended 3/31/2002#...................    10.00          0.06             1.30             1.36           (0.04)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.71        $ 0.04           $ 2.00           $ 2.04          $(0.04)
Year ended 3/31/2003#.....................    11.30          0.08            (2.60)           (2.52)          (0.05)
Period ended 3/31/2002#...................    10.00          0.04             1.30             1.34           (0.04)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.67        $ 0.01           $ 1.98           $ 1.99          $(0.01)
Year ended 3/31/2003#.....................    11.29          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002#...................    10.00         (0.04)            1.35             1.31           (0.02)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.69        $ 0.01           $ 1.98           $ 1.99          $(0.01)
Year ended 3/31/2003#.....................    11.31          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002#...................    10.00         (0.05)            1.36             1.31           (0.00)##


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MIDCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --

---------------

 * MidCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.05)       $10.72       23.57%    $398,706          1.07%+(a)           1.09%+         52%          1.07%+(a)
    (0.09)         8.72      (22.27)     294,087          1.16(a)             1.11           98           1.16(a)
    (0.04)        11.32       13.63       98,888          1.25+(a)            0.64+          19           2.03+(a)

   $(0.04)       $10.71       23.47%    $  5,308          1.32%+(a)           0.84%+         52%          1.32%+(a)
    (0.07)         8.71      (22.36)       3,270          1.41(a)             0.86           98           1.41(a)
    (0.04)        11.30       13.37          573          1.50+(a)            0.39+          19           2.28+(a)

   $(0.01)       $10.65       22.92%    $  2,879          2.07%+(a)           0.09%+         52%          2.07%+(a)
    (0.04)         8.67      (22.93)       1,961          2.16(a)             0.11           98           2.16(a)
    (0.02)        11.29       13.14          524          2.25+(a)           (0.36)+         19           3.03+(a)

   $(0.01)       $10.67       22.86%    $    501          2.07%+(a)           0.09%+         52%          2.07%+(a)
    (0.04)         8.69      (22.89)         362          2.16(a)             0.11           98           2.16(a)
    (0.00)##      11.31       13.10           93          2.25+(a)           (0.36)+         19           3.03+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SMALLCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.73        $ 0.01           $ 2.21           $ 2.22          $   --
Period ended 3/31/2003#...................    10.00          0.03            (2.28)           (2.25)          (0.02)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.71        $(0.01)          $ 2.22           $ 2.21          $   --
Period ended 3/31/2003#...................    10.00          0.01            (2.28)           (2.27)          (0.02)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.68        $(0.04)          $ 2.20           $ 2.16          $   --
Period ended 3/31/2003#...................    10.00         (0.04)           (2.28)           (2.32)          (0.00)##
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.67        $(0.04)          $ 2.20           $ 2.16          $   --
Period ended 3/31/2003#...................    10.00         (0.04)           (2.29)           (2.33)          (0.00)##

---------------

 * SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                       RATIO OF         RATIO OF                     RATIO OF
NET ASSET              NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  VALUE                  END OF      EXPENSES TO     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD      AVERAGE NET       TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)          ASSETS         NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------

  $9.95       28.72%    $116,423         1.30%+(a)        0.13%+         63%          1.38%+(a)
   7.73      (22.50)      70,168         1.30+(a)         0.45+          89           1.57+(a)

  $9.92       28.66%    $  2,221         1.55%+(a)       (0.12)%+        63%          1.63%+(a)
   7.71      (22.75)       1,122         1.55+(a)         0.20+          89           1.82+(a)

  $9.84       28.12%    $    995         2.30%+(a)       (0.87)%+        63%          2.38%+(a)
   7.68      (23.20)         341         2.30+(a)        (0.55)+         89           2.57+(a)

  $9.83       28.16%    $    184         2.30%+(a)       (0.87)%+        63%          2.38%+(a)
   7.67      (23.29)          56         2.30+(a)        (0.55)+         89           2.57+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
GROWTH*
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.95        $(0.02)          $ 2.28           $ 2.26           $   --
Year ended 3/31/2003#.....................    14.79         (0.05)           (2.79)           (2.84)              --
Year ended 3/31/2002#.....................    14.91         (0.06)           (0.06)           (0.12)              --
Year ended 3/31/2001......................    21.61         (0.01)           (6.53)           (6.54)           (0.16)
Year ended 3/31/2000......................    14.91         (0.07)            6.81             6.74            (0.04)
Year ended 3/31/1999#.....................    12.03          0.00##           2.89             2.89            (0.01)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.86        $(0.04)          $ 2.27           $ 2.23           $   --
Year ended 3/31/2003#.....................    14.72         (0.08)           (2.78)           (2.86)              --
Year ended 3/31/2002#.....................    14.87         (0.09)           (0.06)           (0.15)              --
Year ended 3/31/2001......................    21.62         (0.05)           (6.54)           (6.59)           (0.16)
Year ended 3/31/2000......................    14.95         (0.11)            6.82             6.71            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.03)            2.97             2.94            (0.01)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $11.43        $(0.08)          $ 2.17           $ 2.09           $   --
Year ended 3/31/2003#.....................    14.29         (0.17)           (2.69)           (2.86)              --
Year ended 3/31/2002#.....................    14.55         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................    21.31         (0.18)           (6.42)           (6.60)           (0.16)
Year ended 3/31/2000......................    14.85         (0.24)            6.74             6.50            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.12)            2.96             2.84            (0.01)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $11.44        $(0.08)          $ 2.18           $ 2.10           $   --
Year ended 3/31/2003#.....................    14.31         (0.17)           (2.70)           (2.87)              --
Year ended 3/31/2002#.....................    14.57         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................    21.34         (0.17)           (6.44)           (6.61)           (0.16)
Year ended 3/31/2000......................    14.86         (0.25)            6.77             6.52            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.12)            2.97             2.85            (0.01)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Growth Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                       RATIO OF         RATIO OF                     RATIO OF
NET ASSET              NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  VALUE                  END OF      EXPENSES TO     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD      AVERAGE NET       TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)          ASSETS         NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------

 $14.21       18.91%    $196,321         1.12%+          (0.28)%+         --          1.12%+
  11.95      (19.20)     106,436         1.17            (0.37)           --          1.17
  14.79       (0.80)      58,752         1.14            (0.39)           --          1.14
  14.91      (30.42)      80,526         1.10            (0.03)           --          1.10
  21.61       45.33      113,028         1.23(a)         (0.37)           55%###      1.23(a)
  14.91       24.05       52,229         1.25(a)          0.05           150          1.25(a)

 $14.09       18.80%    $425,544         1.37%+          (0.53)%+         --          1.37%+
  11.86      (19.43)     279,840         1.42            (0.62)           --          1.42
  14.72       (1.01)     217,963         1.39            (0.64)           --          1.39
  14.87      (30.63)     164,031         1.35            (0.28)           --          1.35
  21.62       45.01      175,859         1.48(a)         (0.62)           55%###      1.48(a)
  14.95       24.38       43,392         1.50(a)         (0.20)          150          1.50(a)

 $13.52       18.29%    $163,861         2.12%+          (1.28)%+         --          2.12%+
  11.43      (20.01)     137,432         2.17            (1.37)           --          2.17
  14.29       (1.79)     209,503         2.14            (1.39)           --          2.14
  14.55      (31.13)     239,621         2.10            (1.03)           --          2.10
  21.31       43.90      305,607         2.23(a)         (1.37)           55%###      2.23(a)
  14.85       23.55       99,257         2.25(a)         (0.95)          150          2.25(a)

 $13.54       18.36%    $110,425         2.12%+          (1.28)%+         --          2.12%+
  11.44      (20.06)      55,913         2.17            (1.37)           --          2.17
  14.31       (1.78)      31,886         2.14            (1.39)           --          2.14
  14.57      (31.10)      32,365         2.10            (1.03)           --          2.10
  21.34       43.93       34,785         2.23(a)         (1.37)           55%###      2.23(a)
  14.86       23.63        3,233         2.25(a)         (0.95)          150          2.25(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
STRATEGIC GROWTH***
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.78        $ 0.02           $ 1.50           $ 1.52          $   --
Year ended 3/31/2003#.....................    12.35          0.07            (3.59)           (3.52)          (0.05)
Year ended 3/31/2002#.....................    12.47          0.02            (0.12)           (0.10)          (0.02)
Year ended 3/31/2001......................    17.03         (0.01)           (4.51)           (4.52)          (0.01)
Year ended 3/31/2000#.....................    13.86         (0.02)            3.39             3.37              --
Period ended 3/31/1999*#..................    10.00          0.00##           3.87             3.87              --
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.76        $ 0.01           $ 1.49           $ 1.50          $   --
Year ended 3/31/2003#.....................    12.31          0.04            (3.56)           (3.52)          (0.03)
Year ended 3/31/2002#.....................    12.44         (0.01)           (0.11)           (0.12)          (0.01)
Year ended 3/31/2001......................    16.98         (0.04)           (4.47)           (4.51)             --
Period ended 3/31/2000**#.................    13.88         (0.03)            3.19             3.16              --
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.54        $(0.02)          $ 1.45           $ 1.43          $   --
Year ended 3/31/2003#.....................    12.07         (0.03)           (3.50)           (3.53)          (0.00)##
Year ended 3/31/2002#.....................    12.29         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................    16.90         (0.14)           (4.44)           (4.58)             --
Period ended 3/31/2000**#.................    13.88         (0.10)            3.18             3.08              --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.54        $(0.02)          $ 1.45           $ 1.43          $   --
Year ended 3/31/2003#.....................    12.08         (0.03)           (3.51)           (3.54)             --
Year ended 3/31/2002#.....................    12.30         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................    16.92         (0.14)           (4.45)           (4.59)             --
Period ended 3/31/2000**#.................    13.88         (0.10)            3.20             3.10              --


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
STRATEGIC GROWTH***
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Year ended 3/31/2000#.....................      (0.20)
Period ended 3/31/1999*#..................      (0.01)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Strategic Growth Primary A Shares commenced operations on October 2, 1998.

 ** Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.

 ***The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Strategic Growth Master Portfolio.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $   --        $10.30       17.31%   $1,481,735         0.94%+(c)           0.48%+          --          0.94%+
    (0.05)         8.78      (28.55)    1,393,260         0.94                0.69            15%###      0.94
    (0.02)        12.35       (0.83)    1,230,030         0.94(a)             0.20            71          0.94(a)
    (0.04)        12.47      (26.62)    1,182,028         0.94(a)(b)         (0.09)           56          0.94(a)
    (0.20)        17.03       24.63       860,124         0.97               (0.10)           23          0.97
    (0.01)        13.86       38.65       266,823         1.07+(a)           (0.03)+          34          1.07+(a)

   $   --        $10.26       17.12%   $  234,233         1.19%+(c)           0.23%+          --          1.19%+
    (0.03)         8.76      (28.61)      213,691         1.19                0.44            15%###      1.19
    (0.01)        12.31       (0.97)       26,742         1.19(a)            (0.05)           71          1.19(a)
    (0.03)        12.44      (26.62)       11,895         1.19(a)(b)         (0.34)           56          1.19(a)
    (0.06)        16.98       22.86         5,503         1.22+              (0.35)+          23          1.22+

   $   --        $ 9.97       16.74%   $   43,206         1.94%+(c)          (0.52)%+         --          1.94%+
    (0.00)##       8.54      (29.23)       38,972         1.94               (0.31)           15%###      1.94
    (0.00)##      12.07       (1.78)        8,358         1.94(a)            (0.80)           71          1.94(a)
    (0.03)        12.29      (27.16)        6,758         1.94(a)(b)         (1.09)           56          1.94(a)
    (0.06)        16.90       22.29         4,934         1.97+              (1.10)+          23          1.97+

   $   --        $ 9.97       16.74%   $   15,282         1.94%+(c)          (0.52)%+         --          1.94%+
       --          8.54      (29.30)       12,857         1.94               (0.31)           15%###      1.94
    (0.00)##      12.08       (1.78)        2,645         1.94(a)            (0.80)           71          1.94(a)
    (0.03)        12.30      (27.14)        2,137         1.94(a)(b)         (1.09)           56          1.94(a)
    (0.06)        16.92       22.36         1,706         1.97+              (1.10)+          23          1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 5.61        $(0.01)          $ 0.91           $ 0.90           $   --
Year ended 3/31/2003#.....................     7.81          0.01            (2.21)           (2.20)              --
Year ended 3/31/2002#.....................     8.30         (0.01)           (0.22)           (0.23)           (0.26)
Year ended 3/31/2001......................    14.59         (0.03)           (3.90)           (3.93)           (2.36)
Year ended 3/31/2000......................    12.05         (0.05)            3.47             3.42            (0.88)
Year ended 3/31/1999#.....................    13.30          0.00##           1.59             1.59            (2.84)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 5.49        $(0.01)          $ 0.88           $ 0.87           $   --
Year ended 3/31/2003#.....................     7.65         (0.01)           (2.15)           (2.16)              --
Year ended 3/31/2002#.....................     8.16         (0.03)           (0.22)           (0.25)           (0.26)
Year ended 3/31/2001......................    14.43         (0.07)           (3.84)           (3.91)           (2.36)
Year ended 3/31/2000......................    11.97         (0.08)            3.42             3.34            (0.88)
Year ended 3/31/1999#.....................    13.26         (0.03)            1.58             1.55            (2.84)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 4.96        $(0.03)          $ 0.80           $ 0.77           $   --
Year ended 3/31/2003#.....................     6.97         (0.05)           (1.96)           (2.01)              --
Year ended 3/31/2002#.....................     7.51         (0.08)           (0.20)           (0.28)           (0.26)
Year ended 3/31/2001......................    13.58         (0.14)           (3.57)           (3.71)           (2.36)
Year ended 3/31/2000......................    11.39         (0.17)            3.24             3.07            (0.88)
Year ended 3/31/1999#.....................    12.83         (0.11)            1.51             1.40            (2.84)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 5.02        $(0.03)          $ 0.81           $ 0.78           $   --
Year ended 3/31/2003#.....................     7.05         (0.05)           (1.98)           (2.03)              --
Year ended 3/31/2002#.....................     7.59         (0.08)           (0.20)           (0.28)           (0.26)
Year ended 3/31/2001......................    13.70         (0.13)           (3.62)           (3.75)           (2.36)
Year ended 3/31/2000......................    11.48         (0.16)            3.26             3.10            (0.88)
Year ended 3/31/1999#.....................    12.92         (0.11)            1.51             1.40            (2.84)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS
                                                                                           ---------------
                                             RATIO OF           RATIO OF                      RATIO OF
                           NET ASSETS       OPERATING        NET INVESTMENT                   OPERATING
  NET ASSET                  END OF        EXPENSES TO      INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE NET        AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)            ASSETS             ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------

   $ 6.51         16.04%    $128,515          1.04%+(a)(b)       (0.19)%+          65%          1.04%+(a)
     5.61        (28.17)     158,017           1.01(a)(b)         0.13            178           1.01(a)
     7.81         (3.31)     302,843           0.97(a)(b)        (0.12)            65           0.97(a)
     8.30        (30.69)     531,657           0.95(a)(b)        (0.28)            96           0.95(a)
    14.59         29.90      816,371           0.96(a)(b)        (0.38)            39           0.96(a)
    12.05         14.99      737,620           0.96(a)           (0.04)            39           0.96(a)

   $ 6.36         15.85%    $ 31,400          1.29%+(a)(b)       (0.44)%+          65%          1.29%+(a)
     5.49        (28.24)      28,896           1.26(a)(b)        (0.12)           178           1.26(a)
     7.65         (3.62)      28,994           1.22(a)(b)        (0.37)            65           1.22(a)
     8.16        (30.91)      32,519           1.20(a)(b)        (0.53)            96           1.20(a)
    14.43         29.41       61,756           1.21(a)(b)        (0.63)            39           1.21(a)
    11.97         14.70       52,987           1.21(a)           (0.29)            39           1.21(a)

   $ 5.73         15.52%    $ 22,797          2.04%+(a)(b)       (1.19)%+          65%          2.04%+(a)
     4.96        (28.84)      21,125           2.01(a)(b)        (0.87)           178           2.01(a)
     6.97         (4.35)      37,767           1.97(a)(b)        (1.12)            65           1.97(a)
     7.51        (31.37)      45,832           1.95(a)(b)        (1.28)            96           1.95(a)
    13.58         28.42       75,844           1.96(a)(b)        (1.38)            39           1.96(a)
    11.39         13.86       66,338           1.96(a)           (1.04)            39           1.96(a)

   $ 5.80         15.54%    $  2,755          2.04%+(a)(b)       (1.19)%+          65%          2.04%+(a)
     5.02        (28.79)       2,807           2.01(a)(b)        (0.87)           178           2.01(a)
     7.05         (4.31)       4,538           1.97(a)(b)        (1.12)            65           1.97(a)
     7.59        (31.38)       3,338           1.95(a)(b)        (1.28)            96           1.95(a)
    13.70         28.46        4,883           1.96(a)(b)        (1.38)            39           1.96(a)
    11.48         13.76        3,862           1.96(a)           (1.04)            39           1.96(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
FOCUSED EQUITIES*
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $12.81        $(0.02)          $ 2.51           $ 2.49           $   --
Year ended 3/31/2003#.....................    15.87         (0.05)           (3.01)           (3.06)              --
Year ended 3/31/2002#.....................    15.37         (0.05)            0.55             0.50               --
Year ended 3/31/2001......................    22.59         (0.01)           (7.13)           (7.14)           (0.08)
Year ended 3/31/2000#.....................    16.69         (0.01)            6.14             6.13            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.01)            4.58             4.57            (0.01)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $12.70        $(0.04)          $ 2.49           $ 2.45           $   --
Year ended 3/31/2003#.....................    15.77         (0.08)           (2.99)           (3.07)              --
Year ended 3/31/2002#.....................    15.31         (0.09)            0.55             0.46               --
Year ended 3/31/2001......................    22.56         (0.06)           (7.11)           (7.17)           (0.08)
Year ended 3/31/2000#.....................    16.73         (0.03)            6.09             6.06            (0.23)
Year ended 3/31/1999#.....................    12.14         (0.04)            4.64             4.60            (0.01)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $12.25        $(0.09)          $ 2.40           $ 2.31           $   --
Year ended 3/31/2003#.....................    15.33         (0.18)           (2.90)           (3.08)              --
Year ended 3/31/2002#.....................    15.00         (0.20)            0.53             0.33               --
Year ended 3/31/2001......................    22.26         (0.20)           (6.98)           (7.18)           (0.08)
Year ended 3/31/2000#.....................    16.62         (0.09)            5.96             5.87            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.12)            4.62             4.50            (0.01)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $12.29        $(0.09)          $ 2.40           $ 2.31           $   --
Year ended 3/31/2003#.....................    15.38         (0.18)           (2.91)           (3.09)              --
Year ended 3/31/2002#.....................    15.05         (0.20)            0.53             0.33               --
Year ended 3/31/2001......................    22.33         (0.20)           (7.00)           (7.20)           (0.08)
Year ended 3/31/2000#.....................    16.67         (0.08)            5.97             5.89            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.14)            4.69             4.55            (0.01)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Focused Equities Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                           RATIO OF         RATIO OF                      RATIO OF
                           NET ASSETS     OPERATING      NET INVESTMENT                   OPERATING
  NET ASSET                  END OF      EXPENSES TO    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)          ASSETS           ASSETS          RATE        NET ASSETS
------------------------------------------------------------------------------------------------------

   $15.30         19.44%   $  582,833        1.10%+          (0.27)%+          --           1.10%+
    12.81        (19.28)      384,706        1.12            (0.35)            --           1.12
    15.87          3.25       346,435        1.11            (0.33)            --           1.11
    15.37        (31.67)      354,798        1.09            (0.05)            --           1.09
    22.59         37.13       326,745        1.16(a)         (0.35)            53%###       1.16(a)
    16.69         37.73       105,458        1.06(a)          0.05            177           1.06(a)

   $15.15         19.29%   $  751,391        1.35%+          (0.52)%+          --           1.35%+
    12.70        (19.47)      537,958        1.37            (0.60)            --           1.37
    15.77          3.00       507,590        1.36            (0.58)            --           1.36
    15.31        (31.80)      491,437        1.34            (0.30)            --           1.34
    22.56         36.62       690,166        1.41(a)         (0.60)            53%###       1.41(a)
    16.73         37.94       238,137        1.31(a)         (0.20)           177           1.31(a)

   $14.56         18.86%   $  546,224        2.10%+          (1.27)%+          --           2.10%+
    12.25        (20.09)      462,082        2.12            (1.35)            --           2.12
    15.33          2.20       679,688        2.11            (1.33)            --           2.11
    15.00        (32.32)      741,285        2.09            (1.05)            --           2.09
    22.26         35.71     1,003,840        2.16(a)         (1.35)            53%###       2.16(a)
    16.62         37.15       306,365        2.06(a)         (0.95)           177           2.06(a)

   $14.60         18.80%   $  257,182        2.10%+          (1.27)%+          --           2.10%+
    12.29        (20.09)      175,032        2.12            (1.35)            --           2.12
    15.38          2.19       188,842        2.11            (1.33)            --           2.11
    15.05        (32.31)      203,642        2.09            (1.05)            --           2.09
    22.33         35.72       247,509        2.16(a)         (1.35)            53%###       2.16(a)
    16.67         37.56        13,682        2.06(a)         (0.95)           177           2.06(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.66        $(0.02)          $ 1.84           $ 1.82           $   --
Year ended 3/31/2003#.....................    13.21         (0.04)           (4.51)           (4.55)              --
Year ended 3/31/2002#.....................    14.63         (0.05)           (1.37)           (1.42)              --
Year ended 3/31/2001......................    22.41         (0.03)           (4.02)           (4.05)           (3.73)
Year ended 3/31/2000#.....................    13.31         (0.07)            9.81             9.74            (0.64)
Year ended 3/31/1999#.....................    16.56         (0.04)           (0.94)           (0.98)           (2.27)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.33        $(0.03)          $ 1.77           $ 1.74           $   --
Year ended 3/31/2003#.....................    12.73         (0.07)           (4.33)           (4.40)              --
Year ended 3/31/2002#.....................    14.14         (0.09)           (1.32)           (1.41)              --
Year ended 3/31/2001......................    21.87         (0.09)           (3.91)           (4.00)           (3.73)
Year ended 3/31/2000#.....................    13.04         (0.12)            9.59             9.47            (0.64)
Year ended 3/31/1999#.....................    16.30         (0.07)           (0.92)           (0.99)           (2.27)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 7.46        $(0.06)          $ 1.59           $ 1.53           $   --
Year ended 3/31/2003#.....................    11.51         (0.12)           (3.93)           (4.05)              --
Year ended 3/31/2002#.....................    12.87         (0.17)           (1.19)           (1.36)              --
Year ended 3/31/2001......................    20.38         (0.19)           (3.59)           (3.78)           (3.73)
Year ended 3/31/2000#.....................    12.28         (0.22)            8.96             8.74            (0.64)
Year ended 3/31/1999#.....................    15.58         (0.15)           (0.88)           (1.03)           (2.27)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 7.51        $(0.06)          $ 1.59           $ 1.53           $   --
Year ended 3/31/2003#.....................    11.57         (0.12)           (3.94)           (4.06)              --
Year ended 3/31/2002#.....................    12.95         (0.17)           (1.21)           (1.38)              --
Year ended 3/31/2001......................    20.47         (0.17)           (3.62)           (3.79)           (3.73)
Year ended 3/31/2000#.....................    12.33         (0.22)            9.00             8.78            (0.64)
Year ended 3/31/1999#.....................    15.63         (0.15)           (0.88)           (1.03)           (2.27)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS
                                                                                           ---------------
                                             RATIO OF           RATIO OF                      RATIO OF
                           NET ASSETS       OPERATING        NET INVESTMENT                   OPERATING
  NET ASSET                  END OF        EXPENSES TO      INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE NET        AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)            ASSETS             ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------

   $10.48         21.02%    $458,150          0.97%+(a)(b)       (0.44)%+         38%           0.97%+(a)
     8.66        (34.44)     402,987           0.97(a)(b)        (0.45)           58            0.97(a)
    13.21         (9.71)     547,514           0.97(a)(b)        (0.39)           39            0.97(a)
    14.63        (20.67)     388,152           0.98(a)           (0.27)           39            0.98(a)
    22.41         75.34      281,951           1.00(a)(b)        (0.45)           46            1.00(a)
    13.31         (7.21)     177,861           0.98(a)(b)        (0.29)           43            0.98(a)

   $10.07         20.89%    $ 21,215          1.22%+(a)(b)       (0.69)%+         38%           1.22%+(a)
     8.33        (34.56)      18,120           1.22(a)(b)        (0.70)           58            1.22(a)
    12.73         (9.97)      32,138           1.22(a)(b)        (0.64)           39            1.22(a)
    14.14        (20.98)      16,536           1.23(a)           (0.52)           39            1.23(a)
    21.87         74.82       22,741           1.25(a)(b)        (0.70)           46            1.25(a)
    13.04         (7.41)      18,042           1.23(a)(b)        (0.54)           43            1.23(a)

   $ 8.99         20.51%    $ 25,614          1.97%+(a)(b)       (1.44)%+         38%           1.97%+(a)
     7.46        (35.19)      21,990           1.97(a)(b)        (1.45)           58            1.97(a)
    11.51        (10.57)      45,368           1.97(a)(b)        (1.39)           39            1.97(a)
    12.87        (21.51)      44,261           1.98(a)           (1.27)           39            1.98(a)
    20.38         73.47       49,606           2.00(a)(b)        (1.45)           46            2.00(a)
    12.28         (8.10)      33,245           1.98(a)(b)        (1.29)           43            1.98(a)

   $ 9.04         20.37%    $  1,698          1.97%+(a)(b)       (1.44)%+         38%           1.97%+(a)
     7.51        (35.09)       1,709           1.97(a)(b)        (1.45)           58            1.97(a)
    11.57        (10.66)       3,024           1.97(a)(b)        (1.39)           39            1.97(a)
    12.95        (21.46)       3,248           1.98(a)           (1.27)           39            1.98(a)
    20.47         73.50        2,628           2.00(a)(b)        (1.45)           46            2.00(a)
    12.33         (8.08)       1,383           1.98(a)(b)        (1.29)           43            1.98(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      NET ASSET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE       VALUE
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS   END OF PERIOD
                                            ----------------------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.24        $(0.03)          $ 2.13           $ 2.10           $ 8.34
Year ended 3/31/2003#.....................     7.10         (0.05)           (0.81)           (0.86)            6.24
Year ended 3/31/2002#.....................     6.99         (0.05)            0.16             0.11             7.10
Period ended 3/31/2001*...................    10.00         (0.03)           (2.98)           (3.01)            6.99
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.19        $(0.04)          $ 2.11           $ 2.07           $ 8.26
Year ended 3/31/2003#.....................     7.06         (0.07)           (0.80)           (0.87)            6.19
Year ended 3/31/2002#.....................     6.97         (0.07)            0.16             0.09             7.06
Period ended 3/31/2001*...................    10.00         (0.06)           (2.97)           (3.03)            6.97
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.05        $(0.07)          $ 2.07           $ 2.00           $ 8.05
Year ended 3/31/2003#.....................     6.96         (0.12)           (0.79)           (0.91)            6.05
Year ended 3/31/2002#.....................     6.92         (0.12)            0.16             0.04             6.96
Period ended 3/31/2001*...................    10.00         (0.11)           (2.97)           (3.08)            6.92
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.05        $(0.07)          $ 2.07           $ 2.00           $ 8.05
Year ended 3/31/2003#.....................     6.96         (0.12)           (0.79)           (0.91)            6.05
Year ended 3/31/2002#.....................     6.92         (0.12)            0.16             0.04             6.96
Period ended 3/31/2001*...................    10.00         (0.11)           (2.97)           (3.08)            6.92

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                           RATIO OF         RATIO OF                      RATIO OF
           NET ASSETS     OPERATING      NET INVESTMENT                   OPERATING
             END OF      EXPENSES TO    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER        AVERAGE
RETURN++     (000)          ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------

  33.65%    $13,757          1.30%+(a)       (0.75)%+          83%          1.30%+(a)
 (12.11)      3,543         1.45(a)(b)       (0.81)           308           1.46(a)
   1.57       3,356          1.37(a)         (0.72)           419           1.37(a)
 (30.10)      5,686          1.35+           (0.41)+          426           1.35+

  33.44%    $34,393          1.55%+(a)       (1.00)%+          83%          1.55%+(a)
 (12.32)     10,853         1.70(a)(b)       (1.06)           308           1.71(a)
   1.29      14,741          1.62(a)         (0.97)           419           1.62(a)
 (30.30)     19,644          1.60+           (0.66)+          426           1.60+

  33.06%    $40,069          2.30%+(a)       (1.75)%+          83%          2.30%+(a)
 (13.07)     29,562         2.45(a)(b)       (1.81)           308           2.46(a)
   0.58      43,187          2.37(a)         (1.72)           419           2.37(a)
 (30.80)     50,404          2.35+           (1.41)+          426           2.35+

  33.06%    $ 7,216          2.30%+(a)       (1.75)%+          83%          2.30%+(a)
 (13.07)      3,517         2.45(a)(b)       (1.81)           308           2.46(a)
   0.58       4,660          2.37(a)         (1.72)           419           2.37(a)
 (30.80)      6,557          2.35+           (1.41)+          426           2.35+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
SMALL COMPANY
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $10.14        $(0.04)          $ 3.05           $ 3.01           $   --
Year ended 3/31/2003#.....................    15.07         (0.07)           (4.86)           (4.93)              --
Year ended 3/31/2002#.....................    13.69         (0.07)            1.45             1.38               --
Year ended 3/31/2001......................    22.66         (0.10)           (6.67)           (6.77)           (2.20)
Year ended 3/31/2000#.....................    11.50         (0.10)           11.29            11.19            (0.03)
Year ended 3/31/1999#.....................    15.79         (0.05)           (3.11)           (3.16)           (1.13)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 9.96        $(0.05)          $ 2.99           $ 2.94           $   --
Year ended 3/31/2003#.....................    14.84         (0.10)           (4.78)           (4.88)              --
Year ended 3/31/2002#.....................    13.52         (0.10)            1.42             1.32               --
Year ended 3/31/2001......................    22.44         (0.14)           (6.58)           (6.72)           (2.20)
Year ended 3/31/2000#.....................    11.43         (0.15)           11.19            11.04            (0.03)
Year ended 3/31/1999#.....................    15.74         (0.07)           (3.11)           (3.18)           (1.13)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 9.49        $(0.09)          $ 2.84           $ 2.75           $   --
Year ended 3/31/2003#.....................    14.25         (0.18)           (4.58)           (4.76)              --
Year ended 3/31/2002#.....................    13.08         (0.20)            1.37             1.17               --
Year ended 3/31/2001......................    21.94         (0.23)           (6.43)           (6.66)           (2.20)
Year ended 3/31/2000#.....................    11.23         (0.25)           10.99            10.74            (0.03)
Year ended 3/31/1999#.....................    15.59         (0.11)           (3.12)           (3.23)           (1.13)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 9.62        $(0.10)          $ 2.89           $ 2.79           $   --
Year ended 3/31/2003#.....................    14.45         (0.18)           (4.65)           (4.83)              --
Year ended 3/31/2002#.....................    13.26         (0.20)            1.39             1.19               --
Year ended 3/31/2001......................    22.21         (0.25)           (6.50)           (6.75)           (2.20)
Year ended 3/31/2000#.....................    11.38         (0.23)           11.09            10.86            (0.03)
Year ended 3/31/1999#.....................    15.74         (0.12)           (3.11)           (3.23)           (1.13)

---------------

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund Pilot, Class A and B Shares, which were reorganized into the Small Company Primary A, Investor A and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company became Banc of America Capital Management, LLC.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was 0.02%. Absent this reimbursement, the ratios of operating expenses to average net assets would have been 1.15% for Primary A Shares, 1.40% for Investor A Shares and 2.15% each for Investor B and C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

                                                                                              WITHOUT WAIVERS
                                                                                              AND/OR EXPENSE
                                                                                              REIMBURSEMENTS
                                                                                              ---------------
                                              RATIO OF             RATIO OF                      RATIO OF
                           NET ASSETS         OPERATING         NET INVESTMENT                   OPERATING
  NET ASSET                  END OF          EXPENSES TO       INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD          AVERAGE NET         AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)             ASSETS               ASSETS          RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------

   $13.15         29.68%    $499,818          1.13%+(a)(b)(c)       (0.66)%+          32%          1.22%+(a)
    10.14        (32.71)     410,198           1.15(a)(b)           (0.61)            44           1.23(a)
    15.07         10.08      572,820           1.15(a)(b)           (0.48)            35           1.21(a)
    13.69        (31.86)     477,246           1.15(a)(b)           (0.52)            48           1.20(a)
    22.66         97.46      647,825           1.13(a)(b)           (0.65)            63           1.22(a)
    11.50        (21.05)     327,981           0.95(a)              (0.42)            87           1.22(a)

   $12.90         29.52%    $174,769          1.38%+(a)(b)(c)       (0.91)%+          32%          1.47%+(a)
     9.96        (32.88)     128,620           1.40(a)(b)           (0.86)            44           1.48(a)
    14.84          9.76      157,759           1.40(a)(b)           (0.73)            35           1.46(a)
    13.52        (31.96)     146,457           1.40(a)(b)           (0.77)            48           1.45(a)
    22.44         96.91      245,425           1.38(a)(b)           (0.90)            63           1.47(a)
    11.43        (21.32)      16,143           1.20(a)              (0.67)            87           1.47(a)

   $12.24         28.98%    $ 17,322          2.13%+(a)(b)(c)       (1.66)%+          32%          2.22%+(a)
     9.49        (33.40)      12,567           2.15(a)(b)           (1.61)            44           2.23(a)
    14.25          8.94       17,484           2.15(a)(b)           (1.48)            35           2.21(a)
    13.08        (32.45)      11,744           2.15(a)(b)           (1.52)            48           2.20(a)
    21.94         95.79       13,839           2.13(a)(b)           (1.65)            63           2.22(a)
    11.23        (21.86)       5,127           1.95(a)              (1.42)            87           2.22(a)

   $12.41         29.00%    $  4,965          2.13%+(a)(b)(c)       (1.66)%+          32%          2.22%+(a)
     9.62        (33.43)       3,644           2.15(a)(b)           (1.61)            44           2.23(a)
    14.45          8.97        3,871           2.15(a)(b)           (1.48)            35           2.21(a)
    13.26        (32.46)       2,813           2.15(a)(b)           (1.52)            48           2.20(a)
    22.21         95.76        3,588           2.13(a)(b)           (1.65)            63           2.22(a)
    11.38        (21.66)       1,951           1.70(a)              (1.17)            87           2.22(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to certain domestic stock portfolios of Funds
Trust: Convertible Securities Fund, Asset Allocation Fund, Value Fund, MidCap Value Fund, SmallCap Value Fund, Growth Fund, Strategic Growth Fund, Capital Growth Fund, Focused Equities Fund, MidCap Growth Fund, 21st Century Fund and Small Company Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth Fund, Strategic Growth Fund and Focused Equities Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth Master Portfolio, Strategic Growth Master Portfolio and Focused Equities Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (95.2% for Growth Master Portfolio, 98.6% for Strategic Growth Master Portfolio and 98.3% for Focused Equities Master Portfolio at September 30, 2003). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

SmallCap Value Fund, 21st Century Fund and Small Company Fund operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio of the Master Trust, which has the same investment objective as their corresponding Feeder Fund. Because the value of each Funds' investment in the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio as of and for the six months ended September 30, 2003 represented substantially all of the beneficial interests in the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio, the financial statements for the SmallCap Value Fund, 21st Century Fund and Small Company Fund reflect the consolidation of the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio. Separate financial statements for the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio have not been prepared and references in this report to SmallCap Value Fund, 21st Century Fund and Small Company Fund should be read to include references to the corresponding Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Funds' investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of ) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Asset Allocation Fund had dollar rolls outstanding as of September 30, 2003, which are included in Payable for investment securities purchased on its Statement of net assets. Each Fund maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, Value and MidCap Value Funds. SmallCap Value, Growth, Strategic Growth, Capital Growth, Focused Equities, MidCap Growth, 21st Century and Small Company Funds declare and pay distributions annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund and Master Portfolio:

                                                              ANNUAL
                                                               RATE
                                                              ------
Convertible Securities, Asset Allocation, Value, Capital
  Growth, MidCap Growth.....................................  0.65%
MidCap Value, 21st Century..................................  0.75%
SmallCap Value, Small Company...............................  0.90%

The Growth, Strategic Growth and Focused Equities Feeder Funds indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Master Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Strategic Growth Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets and Growth and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.14% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                              ANNUAL
FUND                                                           RATE
--------------------------------------------------------------------
MidCap Value................................................  1.25%
SmallCap Value..............................................  1.30%
Small Company...............................................  1.15%

BACAP is entitled to recover from MidCap Value Fund, SmallCap Value Fund and Small Company Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                          POTENTIAL AMOUNT TO       POTENTIAL AMOUNT TO      AMOUNT RECOVERED DURING
                                         RECOVER WITHIN 3 YEARS    RECOVER WITHIN 3 YEARS         PERIOD ENDED
                                             AS OF 9/30/03             AS OF 3/31/03                 9/30/03
                                         ---------------------------------------------------------------------------
MidCap Value...........................         $     --                  $     --                     $--
SmallCap Value.........................           41,467                   117,740                     --
Small Company..........................          221,771                   405,127                     --

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $7,524 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $72,278 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Convertible Securities......................................      $686           $17           $109          $ 6
Asset Allocation............................................        18             6             26           --*
Value.......................................................        57            --             28           13
MidCap Value................................................         2            --*             2           --*
SmallCap Value..............................................         6            --             --*          --*
Growth......................................................       276             1            134            5
Strategic Growth............................................        58             9             38           --*
Capital Growth..............................................        53            --*            10           --*
Focused Equities............................................       576            23            465           10
MidCap Growth...............................................        17            --*            16           --*
21st Century................................................        18            --             39           --*
Small Company...............................................        47            --*            14            1

---------------

 *Amount represents less than $500.

For the six months ended September 30, 2003, the following Funds paid commissions to certain affiliates of BACAP in connection with the execution of various portfolio transactions:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
Convertible Securities......................................   $ 81,007
Asset Allocation............................................     35,106
Value.......................................................    195,110
MidCap Value................................................    128,315
SmallCap Value..............................................     69,620
MidCap Growth...............................................     57,087
Small Company...............................................     16,875

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds." BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

Asset Allocation Fund has invested in the High Yield Portfolio, portfolio of the Master Investment Trust. The income earned by the Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds."

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................   0.25%     0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Convertible Securities......................................  $838,339     $551,374
Asset Allocation............................................    58,204       76,356
Value.......................................................   527,098      495,907
MidCap Value................................................   225,425      186,937
SmallCap Value..............................................    85,009       60,878
Capital Growth..............................................   133,952      186,311
MidCap Growth...............................................   178,146      188,381
21st Century................................................    87,667       57,162
Small Company...............................................   219,289      203,822

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Asset Allocation............................................  $171,322     $163,329

5.  FUTURES CONTRACTS

At September 30, 2003, the Asset Allocation Fund had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       3            $   638             $   647            $   9
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      38              3,968               4,262              294
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (41)            (4,475)             (4,652)            (177)
U.S. 10 year Treasury Bond Futures (short position) expiring
  December 2003(a)..........................................     (40)            (4,340)             (4,585)            (245)
                                                                                                                       -----
Total net unrealized depreciation...........................                                                           $(119)
                                                                                                                       =====

---------------

(a)Securities have been segregated as collateral for open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Asset Allocation Fund for the six months ended September 30, 2003 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS     (000)
-----------------------------------------------------------------------------------
Outstanding at March 31, 2003...............................       4        $  27
Contracts opened............................................      40          222
Contracts closed............................................     (15)         (79)
Options expired.............................................     (29)        (170)
                                                                 ---        -----
Outstanding at September 30, 2003...........................      --        $  --
                                                                 ===        =====

7.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the 21st Century Fund had the following forward foreign currency contracts outstanding:

                                                               VALUE OF          VALUE OF                            UNREALIZED
                                                               CONTRACT        CONTRACT WHEN    MARKET VALUE OF    APPRECIATION/
                                                             WHEN OPENED          OPENED           CONTRACT        (DEPRECIATION)
                                               LOCAL       (LOCAL CURRENCY)    (US DOLLARS)      (US DOLLARS)       (US DOLLARS)
DESCRIPTION                                  CURRENCY           (000)              (000)             (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
21ST CENTURY FUND:
CONTRACTS TO BUY
Expiring December 17, 2003................  Swiss Franc          3,226            $ 2,401           $ 2,447            $  46
Expiring December 17, 2003................     Euro                304                348               353                5
                                                                                                                       -----
Net unrealized appreciation...............                                                                             $  51
                                                                                                                       -----
CONTRACTS TO SELL:
Expiring December 17, 2003................  Swiss Franc         (3,226)           $(2,346)          $(2,447)           $(101)
Expiring December 17, 2003................     Euro             (2,809)            (3,166)           (3,264)             (98)
                                                                                                                       -----
Net unrealized depreciation...............                                                                             $(199)
                                                                                                                       -----
Total net unrealized depreciation.........                                                                             $(148)
                                                                                                                       =====

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  SWAP CONTRACTS

At September 30, 2003, Asset Allocation Fund had the following swap contracts outstanding:

                                                                                                                UNREALIZED
                                                      NOTIONAL                                PAYMENTS        APPRECIATION/
                                                       AMOUNT        PAYMENTS MADE          RECEIVED BY       (DEPRECIATION)
DESCRIPTION                                            (000)          BY THE FUND             THE FUND            (000)
----------------------------------------------------------------------------------------------------------------------------
Contract with Lehman Brothers, effective November 1,
  2002, expiring November 1, 2003(a)................   $1,600     1-month LIBOR           Lehman Brothers
                                                                  +0.90%                  Baa
                                                                                          Total Return
                                                                                          Index                    $40

Contract with Morgan Stanley, effective September
  30, 2003, expiring December 31, 2003(a)...........    1,500     Lehman CMBS             Lehman CMBS
                                                                  Aaa Index               Aaa Index Spread
                                                                  (Prior floating rate    +0.44%                    --
                                                                  minus current
                                                                  floating rate) X
                                                                  factor
                                                                                                                   ---

Total unrealized appreciation.......................                                                               $40
                                                                                                                   ===

---------------

(a)Fair value.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
   $0 - $249,999                                               Nine years
   $250,000 - $499,999                                         Six years
   $500,000 - $999,999                                         Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Funds had borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Convertible Securities......................................     $2,909         1.58%
Value.......................................................         43         1.54
Capital Growth..............................................        165         1.58
MidCap Growth...............................................         28         1.61
Small Company...............................................         30         1.46

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Convertible Securities......................................      $202,733           $210,066
Asset Allocation............................................         8,052              8,237
Value.......................................................        18,081             18,824
SmallCap Value..............................................         7,860              8,053
Capital Growth..............................................         3,039              3,194
MidCap Growth...............................................         7,438              7,692
21st Century................................................         6,428              6,597
Small Company...............................................        30,411             31,705

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                    NET TAX        ON DERIVATIVES
                                                    COST OF                                        UNREALIZED       AND FOREIGN
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                 (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities..........................  $1,466,708       $110,212        $(28,071)        $ 82,141          $    --
Asset Allocation................................     212,368         25,114          (2,139)          22,975              (79)
Value...........................................   1,105,815         94,101         (34,986)          59,115               --
MidCap Value....................................     366,613         45,604          (4,382)          41,222               --
SmallCap Value..................................     113,882         16,018          (1,547)          14,471               --
Growth..........................................         N/A*           N/A*            N/A*         137,384             (216)
Strategic Growth................................         N/A*           N/A*            N/A*         263,061               --
Capital Growth..................................     148,850         39,350          (1,122)          38,228               --
Focused Equities................................         N/A*           N/A*            N/A*         384,904           (1,995)
MidCap Growth...................................     423,866        105,454         (20,672)          84,782               --
21st Century....................................      88,603         15,340          (1,196)          14,144             (148)
Small Company...................................     604,438        151,542         (29,211)         122,331               --

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                                 2009           2010           2011
FUND                                                             (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------
Convertible Securities......................................         --       $ 27,913       $ 76,296
Asset Allocation............................................         --         16,103         18,585
Value.......................................................         --             --         39,946
MidCap Value................................................         --             --         13,202
SmallCap Value..............................................         --             --          3,034
Growth......................................................   $ 32,076         81,928         61,904
Strategic Growth............................................    110,198        117,796        227,643
Capital Growth..............................................     10,196         40,838         41,478
Focused Equities............................................    112,609        375,725        145,695
MidCap Growth...............................................         --         24,894        142,174
21st Century................................................     12,772         24,223          1,800
Small Company...............................................         --         38,429         48,702

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                              CAPITAL LOSSES
                                                                 DEFERRED
FUND                                                              (000)
----------------------------------------------------------------------------
Convertible Securities......................................     $     --
Asset Allocation............................................       20,006
Value.......................................................       11,827
MidCap Value................................................        3,543
SmallCap Value..............................................        2,359
Growth......................................................       10,987
Strategic Growth............................................      107,246
Capital Growth..............................................        3,762
Focused Equities............................................       25,850
MidCap Growth...............................................       65,208
21st Century................................................          481
Small Company...............................................       50,732

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

13.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Domestic Stock Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                      ACQUIRED FUND
                                                                                  TOTAL NET ASSETS      UNREALIZED
                                           TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   APPRECIATION/
                                           OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   (DEPRECIATION)
ACQUIRING FUND           ACQUIRED FUND          (000)               (000)               (000)             (000)
--------------------------------------------------------------------------------------------------------------------
Convertible Securities Equity Income           $105,548          $  679,809          $  785,357          $ 1,440
Strategic Growth       Blue Chip                566,410           1,174,477           1,740,887           37,555
Capital Growth         Aggressive Growth         29,534             320,757             350,291             (583)

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Fund Trust, except Convertible Securities of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                                           REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
----------------------------------------------------------------------------------------------
Convertible Securities                                 Convertible Securities
Strategic Growth                                       Strategic Growth
Capital Growth                                         Capital Growth
MidCap Growth                                          MidCap Growth

On May 17, 2002, Value, of Nations Fund Trust and Small Company, of Nations Fund, Inc. (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


FUND                                           REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
----------------------------------------------------------------------------------------------
Value                                                     Value
Small Company                                             Small Company

CONVERSION OF COMMON TRUST FUNDS

On July 19, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized depreciation as of the conversion date were as follows:

                                                                                           TOTAL NET ASSETS    ACQUIRED FUND
                                                    TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
                                                    OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    DEPRECIATION
ACQUIRING FUND                ACQUIRED FUND              (000)               (000)               (000)             (000)
----------------------------------------------------------------------------------------------------------------------------
Convertible Securities   Bank of America Equity         $ 11,664          $  714,493          $  726,157         $   (705)
                         Income Fund
Convertible Securities   Bank of America Equity &         79,598             714,493             794,091           (6,595)
                         Convertible Fund
Value                    Bank of America Equity            4,521             504,398             508,919             (905)
                         Value Fund
Strategic Growth         Bank of America Equity          429,632           1,400,063           1,829,695          (52,377)
                         Fund
Strategic Growth         Bank of America                 156,270           1,400,063           1,556,333           (6,141)
                         Charitable Equity Fund
Capital Growth           Bank of America Equity            7,660             263,648             271,308             (645)
                         Growth Fund
MidCap Growth            Bank of America Equity          139,116             419,239             558,355              (15)
                         MidCap Fund
Small Company            Bank of America SmallCap         27,839             533,701             561,540           (8,949)
                         Equity Fund

FUND REORGANIZATION

On July 18, 2003, Value Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Classic Value Fund and LargeCap Value Fund (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                             ACQUIRED FUND
                                                                         TOTAL NET ASSETS      UNREALIZED
                                  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   APPRECIATION/
                                  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   (DEPRECIATION)
ACQUIRING FUND   ACQUIRED FUND         (000)               (000)               (000)             (000)
-----------------------------------------------------------------------------------------------------------
Value            Classic Value        $367,675           $675,324           $1,042,999          $(50,233)
Value            LargeCap Value        109,570            675,324              784,894             7,896

14.  SUBSEQUENT EVENT

On August 28, 2003, the Board of Trustees of Nations Funds approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which Growth Fund will acquire all of the assets of Capital Growth Fund in exchange for shares of equal value of Growth Fund and the assumption by Growth Fund of all liabilities of Capital Growth Fund. If this Plan is approved by shareholders of Capital Growth Fund, the reorganization is expected to occur on or about January 23, 2004. Upon the closing of the reorganization, the assets received, including the securities received in the transaction, will be contributed to Growth Master Portfolio.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Effective October 1, 2003, Marsico replaced BACAP as sub-adviser to the Capital Growth Fund. In addition, the Fund changed its investment objective and principal investment strategies.

Effective November 1, 2003, Small Company Fund converted to a master/feeder structure. As a result of this change, the Fund invests all of its assets in Small Company Master Portfolio which has the same investment objective as the Fund.

15.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Convertible Securities Fund (May 2001 through July
2003) -- $44,200; Nations Value Fund (May 2003 through July 2003) -- $3,100;
Nations Strategic Growth Fund (April 2003 through July 2003) -- $4,250; and Nations Small Company Fund (May 2001 through July 2003) -- $130,000.

Each receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of each impacted Fund.

The receivables described in the preceding paragraphs reflect only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and do not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master

Portfolio and Nations Marsico Focused Equities Master Portfolio Semi-Annual
Report

                                     SEPTEMBER 30, 2003 (UNAUDITED)

The following pages should be read in conjunction with Nations Marsico Growth, Nations Strategic Growth and Nations Marsico Focused Equities Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 90.8%
             AEROSPACE AND DEFENSE -- 1.5%
   299,396   Lockheed Martin Corporation...................................   $ 13,817
                                                                              --------
             AIRLINES -- 1.7%
   137,432   JetBlue Airways Corporation!!.................................      8,380
   188,480   Ryanair Holdings plc, ADR!!(a)................................      7,633
                                                                              --------
                                                                                16,013
                                                                              --------
             AUTOMOTIVE -- 0.8%
   190,964   Bayerische Motoren Werke (BMW) AG.............................      7,216
                                                                              --------
             BEVERAGES -- 0.9%
   179,058   Anheuser-Busch Companies, Inc. ...............................      8,835
                                                                              --------
             BROADCASTING AND CABLE -- 3.3%
   200,803   The Walt Disney Company.......................................      4,050
   703,333   Viacom Inc., Class B..........................................     26,938
                                                                              --------
                                                                                30,988
                                                                              --------
             COMMERCIAL BANKING -- 5.1%
 1,058,605   Citigroup Inc. ...............................................     48,177
                                                                              --------
             COMMERCIAL SERVICES -- 0.9%
   162,109   eBay Inc.!!...................................................      8,674
                                                                              --------
             COMPUTERS AND OFFICE
               EQUIPMENT -- 3.8%
 1,036,810   Dell Inc.!!...................................................     34,619
    93,398   EMC Corporation!!.............................................      1,180
                                                                              --------
                                                                                35,799
                                                                              --------
             CONSTRUCTION -- 0.1%
    24,462   Jacobs Engineering Group Inc.!!...............................      1,103
                                                                              --------
             CONSUMER CREDIT AND
               MORTGAGES -- 3.5%
   467,788   Fannie Mae....................................................     32,839
                                                                              --------
             DEPARTMENT AND DISCOUNT STORES -- 4.3%
   313,243   Sears, Roebuck and Company....................................     13,698
   480,726   Wal-Mart Stores, Inc. ........................................     26,849
                                                                              --------
                                                                                40,547
                                                                              --------
             DIVERSIFIED MANUFACTURING -- 3.2%
 1,000,031   General Electric Company......................................     29,811
                                                                              --------
             FINANCE -- MISCELLANEOUS -- 5.0%
 1,209,200   SLM Corporation...............................................     47,110
                                                                              --------
             HEALTH SERVICES -- 7.8%
   250,899   Quest Diagnostics Inc.!!......................................     15,215
 1,123,588   UnitedHealth Group Inc. ......................................     56,538
                                                                              --------
                                                                                71,753
                                                                              --------

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             HEAVY MACHINERY -- 3.0%
   409,088   Caterpillar Inc. .............................................   $ 28,162
                                                                              --------
             HOUSEHOLD PRODUCTS -- 2.0%
   203,402   Procter & Gamble Company......................................     18,880
                                                                              --------
             HOUSING AND FURNISHING -- 2.6%
   191,769   Lennar Corporation, Class A...................................     14,917
    17,308   Lennar Corporation, Class B...................................      1,298
   151,732   M.D.C. Holdings, Inc. ........................................      8,194
                                                                              --------
                                                                                24,409
                                                                              --------
             INVESTMENT SERVICES -- 4.0%
    81,009   Goldman Sachs Group, Inc. ....................................      6,797
   571,663   Merrill Lynch & Company, Inc. ................................     30,601
                                                                              --------
                                                                                37,398
                                                                              --------
             LODGING AND RECREATION -- 2.3%
   168,505   Four Seasons Hotels Inc. .....................................      8,393
    48,654   Harley-Davidson, Inc. ........................................      2,345
   613,952   Wynn Resorts, Ltd.!!(a).......................................     11,162
                                                                              --------
                                                                                21,900
                                                                              --------
             MEDICAL DEVICES AND SUPPLIES -- 3.8%
   333,838   Boston Scientific Corporation!!...............................     21,299
   252,984   Zimmer Holdings, Inc.!!.......................................     13,939
                                                                              --------
                                                                                35,238
                                                                              --------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.2%
 1,532,502   Cisco Systems, Inc.!!.........................................     29,945
   227,201   QUALCOMM Inc. ................................................      9,461
                                                                              --------
                                                                                39,406
                                                                              --------
             PHARMACEUTICALS -- 9.9%
   457,984   Amgen Inc.!!..................................................     29,572
 1,026,680   Caremark Rx, Inc.!!...........................................     23,203
   488,220   Genentech, Inc.!!.............................................     39,126
                                                                              --------
                                                                                91,901
                                                                              --------
             PUBLISHING AND ADVERTISING -- 0.2%
    88,739   Monster Worldwide Inc.!!......................................      2,234
                                                                              --------
             RAILROADS, TRUCKING AND
               SHIPPING -- 3.7%
   544,751   FedEx Corporation.............................................     35,098
                                                                              --------
             SEMICONDUCTORS -- 5.2%
 1,769,873   Intel Corporation.............................................     48,689
                                                                              --------
             SOFTWARE -- 3.1%
   314,190   Electronic Arts Inc.!!........................................     28,978
                                                                              --------
             SPECIALTY STORES -- 4.1%
   446,152   Lowe's Companies, Inc. .......................................     23,155
   415,046   Tiffany & Company.............................................     15,494
                                                                              --------
                                                                                38,649
                                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES -- 0.8%
   194,650   Echostar Communications Corporation!!.........................   $  7,449
                                                                              --------
             TOTAL COMMON STOCKS
               (Cost $717,071).............................................    851,073
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             CONVERTIBLE BONDS AND NOTES -- 3.3%
             AIRLINES -- 1.0%
$    7,500   JetBlue Airways Corporation,
               3.500% 07/15/33.............................................      9,188
                                                                              --------
             LODGING AND RECREATION -- 2.3%
    20,000   Wynn Resorts,
               6.000% 07/15/15.............................................     21,300
                                                                              --------
             TOTAL CONVERTIBLE BONDS AND NOTES
               (Cost $27,105)..............................................     30,488
                                                                              --------
             SHORT TERM INVESTMENTS -- 3.2%
             FEDERAL HOME LOAN BANK
               (FHLB) -- 3.2%
               (Cost $30,000)
        30     Discount note 10/01/03......................................     29,999
                                                                              --------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 1.0%
               (Cost $9,177)
     9,177   Nations Cash Reserves, Capital Class Shares#..................      9,177
                                                                              --------

                                                                                VALUE
                                                                                (000)
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $783,353*)..................................      98.3%  $920,737
                                                                              --------
             OTHER ASSETS AND
               LIABILITIES (NET).................................       1.7%
             Unrealized appreciation on forward foreign exchange
               contracts...................................................   $     12
             Receivable for investment securities sold.....................     27,529
             Dividends receivable..........................................        375
             Interest receivable...........................................        338
             Unrealized depreciation on forward foreign exchange
               contracts...................................................       (228)
             Collateral on securities loaned...............................     (9,080)
             Investment advisory fee payable...............................       (581)
             Administration fee payable....................................        (78)
             Payable for investment securities purchased...................     (1,872)
             Accrued Trustees' fees and expenses...........................        (31)
             Accrued expenses and other liabilities........................        (29)
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     16,355
                                                                              --------
             NET ASSETS..........................................     100.0%  $937,092
                                                                              ========

---------------

 *Federal income tax information: Net unrealized appreciation of $137,384 on investment securities was comprised of gross appreciation of $143,674 and depreciation of $6,290 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $783,353.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $9,080.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $6,697 and $8,753, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 94.8%
            AEROSPACE AND DEFENSE -- 2.0%
  157,425   General Dynamics Corporation..................................   $   12,289
  299,475   United Technologies Corporation...............................       23,143
                                                                             ----------
                                                                                 35,432
                                                                             ----------
            AUTOMOTIVE -- 1.4%
  478,075   Lear Corporation!!............................................       25,166
                                                                             ----------
            BEVERAGES -- 2.6%
  350,600   Coca-Cola Company.............................................       15,062
  685,220   PepsiCo, Inc. ................................................       31,403
                                                                             ----------
                                                                                 46,465
                                                                             ----------
            BROADCASTING AND CABLE -- 5.7%
  831,340   AOL Time Warner Inc.!!........................................       12,562
  505,575   Clear Channel Communications, Inc. ...........................       19,364
1,282,250   Comcast Corporation, Class A!!................................       37,877
  450,725   The Walt Disney Company.......................................        9,091
  613,425   Viacom Inc., Class B..........................................       23,494
                                                                             ----------
                                                                                102,388
                                                                             ----------
            CHEMICALS -- BASIC -- 0.7%
  162,075   E.I. duPont de Nemours and Company............................        6,485
  215,450   The Dow Chemical Company......................................        7,010
                                                                             ----------
                                                                                 13,495
                                                                             ----------
            COMMERCIAL BANKING -- 6.2%
1,299,137   Citigroup Inc. ...............................................       59,123
  594,550   FleetBoston Financial Corporation.............................       17,926
  672,750   Mellon Financial Corporation..................................       20,277
  737,850   US Bancorp....................................................       17,701
                                                                             ----------
                                                                                115,027
                                                                             ----------
            COMPUTER SERVICES -- 0.8%
  283,875   Affiliated Computer Services, Inc., Class A!!.................       13,822
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 3.0%
  458,075   Dell Inc.!!...................................................       15,295
  586,975   Hewlett-Packard Company.......................................       11,364
  312,300   International Business Machines Corporation...................       27,585
                                                                             ----------
                                                                                 54,244
                                                                             ----------
            CONSUMER CREDIT AND
              MORTGAGES -- 3.9%
  660,325   American Express Company......................................       29,754
  283,875   Freddie Mac...................................................       14,861
1,111,499   MBNA Corporation..............................................       25,342
                                                                             ----------
                                                                                 69,957
                                                                             ----------
            DEPARTMENT AND DISCOUNT
              STORES -- 4.6%
  248,000   Kohl's Corporation!!..........................................       13,268
  634,612   Target Corporation............................................       23,880
  809,200   Wal-Mart Stores, Inc. ........................................       45,194
                                                                             ----------
                                                                                 82,342
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 3.3%
1,720,075   General Electric Company......................................   $   51,276
  321,900   Honeywell International Inc. .................................        8,482
                                                                             ----------
                                                                                 59,758
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
  491,775   TXU Corporation...............................................       11,586
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 0.6%
  373,750   American Electric Power Company, Inc. ........................       11,213
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.8%
  360,550   SLM Corporation...............................................       14,047
                                                                             ----------
            FINANCIAL SERVICES -- 1.1%
  565,475   J.P. Morgan Chase & Company...................................       19,413
                                                                             ----------
            HEALTH SERVICES -- 2.7%
  243,000   Quest Diagnostics Inc.!!(a)...................................       14,736
  413,925   UnitedHealth Group Inc. ......................................       20,828
  160,975   Wellpoint Health Networks Inc.!!..............................       12,408
                                                                             ----------
                                                                                 47,972
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.1%
  300,125   Colgate-Palmolive Company.....................................       16,774
  229,350   Procter & Gamble Company......................................       21,288
                                                                             ----------
                                                                                 38,062
                                                                             ----------
            INSURANCE -- 5.6%
1,397,500   ACE Ltd. .....................................................       46,229
  419,475   Hartford Financial Services Group, Inc. ......................       22,077
  423,025   XL Capital Ltd., Class A......................................       32,759
                                                                             ----------
                                                                                101,065
                                                                             ----------
            INTEGRATED OIL -- 5.5%
  274,325   Apache Corporation............................................       19,022
  421,300   BP Amoco plc, ADR.............................................       17,737
  274,309   ChevronTexaco Corporation.....................................       19,599
1,151,140   Exxon Mobil Corporation.......................................       42,132
                                                                             ----------
                                                                                 98,490
                                                                             ----------
            INVESTMENT SERVICES -- 4.9%
  226,750   Goldman Sachs Group, Inc. ....................................       19,024
  264,650   Lehman Brothers Holdings Inc. ................................       18,282
  701,886   Merrill Lynch & Company, Inc. ................................       37,572
  266,875   Morgan Stanley................................................       13,467
                                                                             ----------
                                                                                 88,345
                                                                             ----------
            LODGING AND RECREATION -- 1.9%
1,005,988   Starwood Hotels & Resorts Worldwide, Inc. ....................       35,008
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            MEDICAL DEVICES AND
              SUPPLIES -- 4.2%
  437,625   Abbott Laboratories...........................................   $   18,621
  614,025   Johnson & Johnson.............................................       30,406
  568,710   Medtronic, Inc. ..............................................       26,684
                                                                             ----------
                                                                                 75,711
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 2.2%
1,991,325   Cisco Systems, Inc.!!.........................................       38,910
                                                                             ----------
            OILFIELD SERVICES -- 2.1%
  550,775   Baker Hughes Inc. ............................................       16,297
  347,025   GlobalSantaFe Corporation.....................................        8,311
  332,838   Nabors Industries, Ltd.!!.....................................       12,402
                                                                             ----------
                                                                                 37,010
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.4%
  469,200   Smurfit-Stone Container Corporation!!.........................        7,029
                                                                             ----------
            PHARMACEUTICALS -- 6.9%
  210,475   Amgen Inc.!!..................................................       13,590
  138,750   Eli Lilly and Company.........................................        8,242
  417,750   Merck & Company, Inc. ........................................       21,147
1,792,770   Pfizer Inc. ..................................................       54,465
  291,788   Teva Pharmaceutical Industries Ltd., ADR......................       16,676
  229,800   Watson Pharmaceuticals, Inc.!!................................        9,580
                                                                             ----------
                                                                                123,700
                                                                             ----------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.3%
  196,700   FedEx Corporation.............................................       12,674
  156,650   United Parcel Service, Inc., Class B..........................        9,994
                                                                             ----------
                                                                                 22,668
                                                                             ----------
            SEMICONDUCTORS -- 4.8%
1,104,950   Fairchild Semiconductor Corporation, Class A!!................       18,320
1,969,350   Intel Corporation.............................................       54,177
  283,875   KLA-Tencor Corporation!!......................................       14,591
                                                                             ----------
                                                                                 87,088
                                                                             ----------
            SOFTWARE -- 7.0%
  467,275   Electronic Arts Inc.!!........................................       43,097
2,178,100   Microsoft Corporation.........................................       60,530
1,404,725   Oracle Corporation!!..........................................       15,761
  483,825   PeopleSoft, Inc.!!............................................        8,801
                                                                             ----------
                                                                                128,189
                                                                             ----------
            SPECIALTY STORES -- 4.0%
  663,900   Abercrombie & Fitch Company!!.................................       18,397
  750,854   Home Depot, Inc. .............................................       23,915
1,195,050   Limited Brands................................................       18,021
  500,000   Nordstrom, Inc. ..............................................       12,405
                                                                             ----------
                                                                                 72,738
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.5%
  292,200   Verizon Communications Inc. ..................................        9,479
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            TOBACCO -- 1.4%
  592,375   Altria Group, Inc. ...........................................   $   25,946
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,452,256)...........................................    1,711,765
                                                                             ----------
 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 8.9%
      475   iShares Dow Jones U.S. Basic Materials Sector Index Fund......       17,708
      300   iShares Nasdaq Biotechnology Index Fund(a)....................       21,525
      289   iShares Russell 2000 Index Fund(a)............................       28,067
      615   Nasdaq 100 Index Tracking Stock Fund(a).......................       19,945
   73,492   Nations Cash Reserves, Capital Class Shares#..................       73,492
                                                                             ----------
            TOTAL INVESTMENT COMPANIES
              (Cost $157,185).............................................      160,737
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,609,441*)................................     103.7%   1,872,502
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (3.7)%
            Dividends receivable..........................................   $    2,108
            Interest receivable...........................................           13
            Receivable from investment adviser............................            4
            Collateral on securities loaned...............................      (68,390)
            Investment advisory fee payable...............................         (992)
            Administration fee payable....................................          (76)
            Due to custodian..............................................           (8)
            Accrued Trustees' fees and expenses...........................          (32)
            Accrued expenses and other liabilities........................          (46)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (67,419)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,805,083
                                                                             ==========

---------------

 *Federal income tax information: net unrealized appreciation of $263,061 on investment securities was comprised of gross appreciation of $294,921 and gross depreciation of $31,860 for federal income tax purposes. At September 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,609,441.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $68,390.

(a)
  All or portion of security was on loan September 30, 2003. The aggregate cost and market value of securities on loan September 30, 2003 is $61,142 and $65,621, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 96.7%
             AUTOMOTIVE -- 3.1%
 1,763,095   Bayerische Motoren Werke (BMW) AG.............................   $   66,627
                                                                              ----------
             BEVERAGES -- 0.3%
   129,860   Anheuser-Busch Companies, Inc. ...............................        6,407
                                                                              ----------
             BROADCASTING AND CABLE -- 3.5%
   475,052   The Walt Disney Company.......................................        9,582
 1,728,923   Viacom Inc., Class B..........................................       66,218
                                                                              ----------
                                                                                  75,800
                                                                              ----------
             COMMERCIAL BANKING -- 4.5%
 2,133,164   Citigroup Inc. ...............................................       97,080
                                                                              ----------
             COMMERCIAL SERVICES -- 2.2%
   886,342   eBay Inc.!!...................................................       47,428
                                                                              ----------
             COMPUTERS AND OFFICE EQUIPMENT -- 3.6%
 2,349,934   Dell Inc.!!...................................................       78,464
                                                                              ----------
             CONSUMER CREDIT AND
               MORTGAGES -- 4.3%
 1,341,361   Fannie Mae....................................................       94,164
                                                                              ----------
             DEPARTMENT AND DISCOUNT
               STORES -- 5.5%
 1,166,400   Sears, Roebuck and Company....................................       51,007
 1,212,270   Wal-Mart Stores, Inc. ........................................       67,705
                                                                              ----------
                                                                                 118,712
                                                                              ----------
             DIVERSIFIED MANUFACTURING -- 3.3%
 2,420,623   General Electric Company......................................       72,159
                                                                              ----------
             FINANCE -- MISCELLANEOUS -- 6.0%
 3,322,872   SLM Corporation...............................................      129,459
                                                                              ----------
             HEALTH SERVICES -- 9.0%
   671,093   Quest Diagnostics Inc.!!(a)...................................       40,695
 3,108,828   UnitedHealth Group Inc. ......................................      156,436
                                                                              ----------
                                                                                 197,131
                                                                              ----------
             HEAVY MACHINERY -- 3.0%
   959,675   Caterpillar Inc. .............................................       66,064
                                                                              ----------
             HOUSING AND FURNISHING -- 2.3%
   617,304   Lennar Corporation, Class A...................................       48,020
    22,507   Lennar Corporation, Class B...................................        1,688
                                                                              ----------
                                                                                  49,708
                                                                              ----------
             INVESTMENT SERVICES -- 4.1%
   187,994   Goldman Sachs Group, Inc. ....................................       15,773
 1,358,777   Merrill Lynch & Company, Inc. ................................       72,735
                                                                              ----------
                                                                                  88,508
                                                                              ----------

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             LODGING AND RECREATION -- 1.7%
   740,564   Four Seasons Hotels Inc. .....................................   $   36,887
                                                                              ----------
             MEDICAL DEVICES AND
               SUPPLIES -- 2.3%
   774,774   Boston Scientific Corporation!!...............................       49,431
                                                                              ----------
             NETWORKING AND TELECOMMUNICATIONS
               EQUIPMENT -- 7.6%
 5,091,350   Cisco Systems, Inc.!!.........................................       99,485
 1,579,247   QUALCOMM Inc. ................................................       65,760
                                                                              ----------
                                                                                 165,245
                                                                              ----------
             PHARMACEUTICALS -- 8.8%
 1,257,797   Amgen Inc.!!..................................................       81,216
 1,377,351   Genentech, Inc.!!.............................................      110,381
                                                                              ----------
                                                                                 191,597
                                                                              ----------
             RAILROADS, TRUCKING AND SHIPPING -- 3.1%
 1,061,041   FedEx Corporation.............................................       68,363
                                                                              ----------
             SEMICONDUCTORS -- 7.9%
 6,265,705   Intel Corporation.............................................      172,370
                                                                              ----------
             SOFTWARE -- 3.6%
   852,547   Electronic Arts Inc.!!........................................       78,630
                                                                              ----------
             SPECIALTY STORES -- 7.0%
 1,275,117   Lowe's Companies, Inc. .......................................       66,179
 2,280,353   Tiffany & Company.............................................       85,125
                                                                              ----------
                                                                                 151,304
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $1,716,633)...........................................    2,101,538
                                                                              ----------
PRINCIPAL
  AMOUNT
  (000)
----------
             SHORT TERM INVESTMENTS -- 1.2%
             FEDERAL HOME LOAN BANK
               (FHLB) -- 1.2%
               (Cost $26,800)
$   26,800     Discount note 10/01/03......................................       26,799
                                                                              ----------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 0.1%
               (Cost $1,407)
     1,407   Nations Cash Reserves, Capital Class Shares#..................        1,407
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
                                                                                 (000)
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $1,744,840*)................................      98.0%  $2,129,744
                                                                              ----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................       2.0%
             Unrealized appreciation on forward foreign exchange
               contracts...................................................   $      107
             Receivable for investment securities sold.....................       64,228
             Dividends receivable..........................................        1,077
             Unrealized depreciation on forward foreign exchange
               contracts...................................................       (2,102)
             Collateral on securities loaned...............................       (1,333)
             Investment advisory fee payable...............................       (1,363)
             Administration fee payable....................................         (182)
             Due to custodian..............................................          (14)
             Payable for investment securities purchased...................      (17,198)
             Accrued Trustees' fees and expenses...........................          (31)
             Accrued expenses and other liabilities........................          (40)
                                                                              ----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................       43,149
                                                                              ----------
             NET ASSETS..........................................     100.0%  $2,172,893
                                                                              ==========

---------------

 *Federal income tax information: net unrealized appreciation of $384,904 on investment securities was comprised of gross appreciation of $391,281 and depreciation of $6,377 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $1,744,840.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $1,333.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $1,158 and $1,304, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                  GROWTH           STRATEGIC GROWTH      FOCUSED EQUITIES
                                                             MASTER PORTFOLIO      MASTER PORTFOLIO      MASTER PORTFOLIO
                                                             -------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $25, $44 and
  $163, respectively)......................................  $           2,550     $          12,869     $           7,602
Dividend income from affiliated funds......................                  1                    95                     1
Interest...................................................                710                     1                   321
Securities lending.........................................                 19                    84                    87
                                                             -----------------     -----------------     -----------------
    Total investment income................................              3,280                13,049                 8,011
                                                             -----------------     -----------------     -----------------
EXPENSES:
Investment advisory fee....................................              2,963                 5,950                 7,277
Administration fee.........................................                395                   458                   970
Custodian fees.............................................                 30                    61                    70
Legal and audit fees.......................................                 21                    20                    20
Trustees' fees and expenses................................                 10                    10                    10
Interest expense...........................................                 --*                   13                    --
Other......................................................                  6                     9                     9
                                                             -----------------     -----------------     -----------------
    Total expenses.........................................              3,425                 6,521                 8,356
Fees reduced by credits allowed by the custodian...........                 (1)                   (5)                   --*
Reimbursement from investment adviser......................                 --                    (4)                   --
                                                             -----------------     -----------------     -----------------
    Net expenses...........................................              3,424                 6,512                 8,356
                                                             -----------------     -----------------     -----------------
NET INVESTMENT INCOME (LOSS)...............................               (144)                6,537                  (345)
                                                             -----------------     -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
NET REALIZED GAIN/(LOSS) FROM:
  Security transactions....................................              4,927               (27,011)              (13,348)
  Foreign currency and net other assets....................                (77)                   --                  (274)
                                                             -----------------     -----------------     -----------------
Net realized gain/(loss) on investments....................              4,850               (27,011)              (13,622)
Change in unrealized appreciation/(depreciation) of
  securities (see Note 7)..................................            118,590               309,681               333,009
                                                             -----------------     -----------------     -----------------
Net realized and unrealized gain/(loss) on investments.....            123,440               282,670               319,387
                                                             -----------------     -----------------     -----------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................  $         123,296     $         289,207     $         319,042
                                                             =================     =================     =================

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                          GROWTH                       STRATEGIC GROWTH                  FOCUSED EQUITIES
                                     MASTER PORTFOLIO                  MASTER PORTFOLIO                  MASTER PORTFOLIO
                              -------------------------------   -------------------------------   -------------------------------
                                SIX MONTHS          YEAR          SIX MONTHS         PERIOD         SIX MONTHS          YEAR
                              ENDED 9/30/03        ENDED        ENDED 9/30/03        ENDED        ENDED 9/30/03        ENDED
                               (UNAUDITED)        3/31/03        (UNAUDITED)       3/31/03(A)      (UNAUDITED)        3/31/03
                              ---------------------------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income
  (loss)....................  $         (144)  $         (256)  $        6,537   $       15,990   $         (345)  $       (1,349)
Net realized gain/(loss) on
  investments...............           4,850          (56,054)         (27,011)        (307,912)         (13,622)        (144,493)
Net change in unrealized
 appreciation/(depreciation)
  of investments............         118,590          (55,989)         309,681          (66,021)         333,009         (200,520)
                              --------------   --------------   --------------   --------------   --------------   --------------
Net increase/(decrease) in
  net assets resulting from
  operations................         123,296         (112,299)         289,207         (357,943)         319,042         (346,362)
Contributions...............         471,847          355,744          221,016        2,787,500          793,285          671,900
Withdrawals.................        (247,779)        (179,554)        (410,141)        (724,556)        (523,149)        (489,374)
                              --------------   --------------   --------------   --------------   --------------   --------------
Net increase/(decrease) in
  net assets................         347,364           63,891          100,082        1,705,001          589,178         (163,836)
NET ASSETS:
Beginning of period.........         589,728          525,837        1,705,001               --        1,583,715        1,747,551
                              --------------   --------------   --------------   --------------   --------------   --------------
End of period...............  $      937,092   $      589,728   $    1,805,083   $    1,705,001   $    2,172,893   $    1,583,715
                              ==============   ==============   ==============   ==============   ==============   ==============

---------------

(a)Strategic Growth Master Portfolio commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MASTER INVESTMENT TRUST

  FINANCIAL HIGHLIGHTS


                                                                                                           WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                           ----------------
                                                                RATIO OF       RATIO OF NET                    RATIO OF
                                                               OPERATING        INVESTMENT                    OPERATING
                                                                EXPENSES       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                                  TOTAL        TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
                                                  RETURN       NET ASSETS       NET ASSETS       RATE         NET ASSETS
                                                  -------------------------------------------------------------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)..........  19.16%         0.87%+(d)(e)      (0.04)%+        39%           0.87%+(d)
Year ended 3/31/2003............................  (18.90)         0.87(d)(e)       (0.05)         107            0.87(d)(e)
Year ended 3/31/2002............................   (0.53)         0.87(d)(e)       (0.13)         114            0.87(d)(e)
Year ended 3/31/2001............................      --@         0.86(d)           0.20          113            0.86(d)
Period ended 3/31/2000(a).......................      --@         0.86+(d)         (0.04)+         60            0.86+(d)
STRATEGIC GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)..........  17.54%         0.71%+(d)(e)       0.71%+         27%         0.71%+(b)(d)
Period ended 3/31/2003(f).......................  (22.08)         0.71+(d)(e)       0.96+          77           0.71+(d)(e)
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)..........  19.68%          0.86%+(d)        (0.04)%+        40%           0.86%+(d)
Year ended 3/31/2003............................  (19.02)         0.86(d)(e)       (0.08)         115            0.86(d)(e)
Year ended 3/31/2002............................    3.50          0.86(d)(e)       (0.08)         129            0.86(d)(e)
Year ended 3/31/2001............................      --@         0.86(d)(e)        0.17          134            0.86(d)
Period ended 3/31/2000(c).......................      --@         0.84+(d)         (0.07)+         84            0.84+(d)

---------------

 + Annualized.

(a)Growth Master Portfolio commenced operations on October 8, 1999.

(b)The Reimbursement from Investment Adviser (see Note 9) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement to the operating expense ratio (with waivers) was less than 0.01%.

(c)Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expenses, was less than 0.01%.

(e)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (f)
   Strategic Growth Master Portfolio commenced operations on May 13, 2002.

 @ Total return not required for periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio and Nations Marsico Focused Equities Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions.

The following investors were invested in the Master Portfolios at September 30, 2003:

GROWTH MASTER PORTFOLIO:
Nations Marsico Growth Fund.................................  95.2%
Nations Marsico Growth Fund (Offshore)......................   2.6%
Banc of America Capital Management Funds I - Growth Fund....   2.2%
STRATEGIC GROWTH MASTER PORTFOLIO:
Nations Strategic Growth Fund...............................  98.6%
Nations Strategic Growth Fund (Offshore)....................   1.4%
FOCUSED EQUITIES MASTER PORTFOLIO:
Nations Marsico Focused Equities Fund.......................  98.3%
Nations Marsico Focused Equities Fund (Offshore)............   1.3%
Banc of America Capital Management Funds I - Focused
  Equities Fund.............................................   0.4%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL
                                                               RATE
                                                              ------
Growth Master Portfolio.....................................  0.75%
Strategic Growth Master Portfolio...........................  0.65%
Focused Equities Master Portfolio...........................  0.75%

The Master Trust has, on behalf of the Growth and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Strategic Growth Master Portfolio's average daily net assets and 0.10% of the Growth and Focused Equities Master Portfolios' average daily net

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.10% (annualized) of the Growth and Focused Equities Master Portfolios' average daily net assets and 0.05% (annualized) of the Strategic Growth Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2003, expenses of the Master Portfolios were reduced by $6,452 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

For the six months ended September 30, 2003, Strategic Growth Master Portfolio paid commissions of $90,788 to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Growth Master Portfolio.....................................  $507,231     $271,579
Strategic Growth Master Portfolio...........................   480,059      616,380
Focused Equities Master Portfolio...........................   953,374      743,466

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


4.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the Growth Master Portfolio and Focused Equities Master Portfolio had the following forward foreign currency contracts outstanding:

                                                                   VALUE OF          VALUE OF                        UNREALIZED
                                                                   CONTRACT          CONTRACT      MARKET VALUE    APPRECIATION/
                                                                 WHEN OPENED       WHEN OPENED     OF CONTRACT     (DEPRECIATION)
                                                    LOCAL      (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                        CURRENCY         (000)             (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
CONTRACTS TO BUY
Expiring December 17, 2003.......................    Euro              708           $    811        $    823         $    12
                                                                                                                      -------
CONTRACTS TO SELL:
Expiring December 17, 2003.......................    Euro           (6,544)          $ (7,376)       $ (7,604)        $  (228)
                                                                                                                      -------
Total net unrealized depreciation................                                                                     $  (216)
                                                                                                                      =======
FOCUSED EQUITIES PORTFOLIO:
CONTRACTS TO BUY
Expiring December 17, 2003.......................    Euro            6,532           $  7,484        $  7,591         $   107
                                                                                                                      -------
CONTRACTS TO SELL:
Expiring December 17, 2003.......................    Euro          (60,415)          $(68,101)       $(70,203)        $(2,102)
                                                                                                                      -------
Total net unrealized depreciation................                                                                     $(1,995)
                                                                                                                      =======

5.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolios had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
PORTFOLIO                                                        (000)          RATE
--------------------------------------------------------------------------------------
Growth Master Portfolio.....................................     $    2         1.50%
Strategic Growth Master Portfolio...........................      1,711         1.61

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2003, the following Master Portfolios had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Growth Master Portfolio.....................................       $ 8,753            $ 9,080
Strategic Growth Master Portfolio...........................        65,621             68,390
Focused Equities Master Portfolio...........................         1,304              1,333

7.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, the assets and liabilities of Nations Blue Chip Fund (the "Fund"), an investor in Nations Blue Chip Master Portfolio, were reorganized into Nations Strategic Growth Fund (the "Acquiring Fund"). Because the assets of Nations Blue Chip Fund were held at the master portfolio level, this transfer was accomplished through a reorganization of Nations Blue Chip Master Portfolio into Nations Strategic Growth Master Portfolio. Immediately afterward, the assets of the Acquiring Fund were contributed to Nations Strategic Growth Master Portfolio in exchange for interests in that Master Portfolio. Each transfer was in exchange for shares of equal value of the designated classes of the Acquiring Fund. The reorganization was tax-free whereby the Acquiring Fund assumed the market value and cost basis of the portfolio positions in Nations Blue Chip Master Portfolio.

8.  SUBSEQUENT EVENT

On August 28, 2003, the Board of Trustees of Nations Funds approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which Growth Fund will acquire all of the assets of Capital Growth Fund in exchange for shares of equal value of Growth Fund and the assumption by Growth Fund of all liabilities of Capital Growth Fund. If this Plan is approved by shareholders of Capital Growth Fund, the reorganization is expected to occur on or about January 23, 2004. Upon the closing of the reorganization, the assets received, including the securities received in the transaction, will be contributed to Growth Master Portfolio.

9.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Strategic Growth Master Portfolio (April 2003 through July 2003) -- $4,250.

The receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of the impacted Fund.

The receivable described in the preceding paragraphs reflects only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and does not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




STKSAR
(9/03)

                                             Nations Global Value Fund

                                             Nations International
                                             Value Fund

                                             Nations International
                                             Equity Fund
        INTERNATIONAL/GLOBAL
        STOCK FUNDS                          Nations Marsico
        ----------------------------------   International Opportunities
        Semiannual report for the period     Fund
        ended September 30, 2003





                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Global Value Fund                                     3
                                       Nations International Value Fund                              6
                                       Nations International Equity Fund                             7
                                       Nations Marsico International Opportunities Fund             12
                                     Statements of operations                                       16
                                     Statements of changes in net assets                            18
                                     Schedules of capital stock activity                            20
                                     Financial highlights                                           24
                                     Notes to financial statements                                  32
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations International Value Master Portfolio                 44
                                     Statements of operations                                       47
                                     Statements of changes in net assets                            48
                                     Financial highlights                                           48
                                     Notes to financial statements                                  49

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 95.7%
            BERMUDA -- 1.8%
  233,900   Tyco International Ltd. ......................................   $  4,779
                                                                             --------
            BRAZIL -- 3.5%
   49,700   Brasil Telecom Participacoes SA, ADR(a).......................      1,904
  127,400   Petroleo Brasileiro SA-'A', ADR...............................      2,707
  342,100   Tele Norte Leste Participacoes SA, ADR(a).....................      4,768
                                                                             --------
                                                                                9,379
                                                                             --------
            FRANCE -- 2.1%
  462,200   Alcatel SA 'A'!!..............................................      5,474
                                                                             --------
            GERMANY -- 7.8%
  258,100   Bayerische Hypo-und Vereinsbank AG!!..........................      4,388
  123,600   DaimlerChrysler AG (REGD).....................................      4,318
  312,303   Deutsche Telekom AG!!.........................................      4,492
   56,310   E.On AG.......................................................      2,748
  109,200   Volkswagen AG.................................................      4,877
                                                                             --------
                                                                               20,823
                                                                             --------
            ITALY -- 2.0%
  848,775   IntesaBci SpA(a)..............................................      2,570
1,079,393   Telecom Italia SpA!!..........................................      2,659
                                                                             --------
                                                                                5,229
                                                                             --------
            JAPAN -- 9.8%
  641,000   Hitachi, Ltd. ................................................      3,557
  350,000   Matsushita Electric Industrial Company Ltd. ..................      4,214
      278   Millea Holdings, Inc. ........................................      3,135
      617   Mitsubishi Tokyo Financial Group Inc. ........................      3,894
      810   Nippon Telegraph and Telephone Corporation....................      3,669
  252,700   Sankyo Company, Ltd. .........................................      3,685
      976   Sumitomo Mitsui Financial Group, Inc.(a)......................      3,931
                                                                             --------
                                                                               26,085
                                                                             --------
            MEXICO -- 4.7%
  233,700   America Movil SA de CV 'L', ADR...............................      5,401
  171,236   Cemex SA de CV, ADR...........................................      4,272
   89,200   Telefonos de Mexico SA de CV 'L', ADR.........................      2,725
                                                                             --------
                                                                               12,398
                                                                             --------
            NETHERLANDS -- 4.6%
   91,295   ABN AMRO Holding NV...........................................      1,685
  187,815   ING Groep NV(a)...............................................      3,440
  204,180   Koninklijke Ahold NV!!(a).....................................      1,947
   89,500   Unilever NV...................................................      5,263
                                                                             --------
                                                                               12,335
                                                                             --------
            SOUTH AFRICA -- 0.7%
  228,000   South African Breweries plc@..................................      1,784
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            SOUTH KOREA -- 1.4%
  180,700   KT Corporation, ADR...........................................   $  3,601
                                                                             --------
            SPAIN -- 4.8%
  315,180   Banco Bilbao Vizcaya Argentaria SA............................      3,252
  291,100   Repsol YPF SA.................................................      4,784
  398,241   Telefonica SA!!...............................................      4,703
                                                                             --------
                                                                               12,739
                                                                             --------
            SWITZERLAND -- 5.1%
   28,800   Nestle SA (REGD)..............................................      6,641
   55,000   Zurich Financial Services AG@.................................      6,873
                                                                             --------
                                                                               13,514
                                                                             --------
            UNITED KINGDOM -- 7.2%
1,834,700   BAE Systems plc...............................................      5,121
  587,780   BT Group plc..................................................      1,758
  259,300   GlaxoSmithKline plc...........................................      5,381
  949,961   Marks & Spencer Group plc.....................................      4,830
  572,200   Reuters Group plc.............................................      2,018
                                                                             --------
                                                                               19,108
                                                                             --------
            UNITED STATES -- 40.2%
  258,000   Albertson's, Inc. ............................................      5,308
  120,100   Altria Group, Inc. ...........................................      5,261
  121,140   Archer-Daniels-Midland Company................................      1,588
  172,600   Avaya Inc.!!..................................................      1,881
  175,400   BellSouth Corporation.........................................      4,152
  109,800   Boeing Company................................................      3,769
  197,800   Bristol-Myers Squibb Company..................................      5,075
  135,400   CIT Group Inc. ...............................................      3,894
  298,700   Duke Energy Corporation.......................................      5,320
  226,700   El Paso Corporation...........................................      1,655
  117,029   Electronic Data Systems Corporation...........................      2,364
  106,300   FleetBoston Financial Corporation.............................      3,205
  370,700   Ford Motor Company............................................      3,992
  135,100   Goodyear Tire & Rubber Company(a).............................        888
  109,900   J.P. Morgan Chase & Company...................................      3,773
   41,100   Loews Corporation.............................................      1,659
2,533,700   Lucent Technologies Inc.!!(a).................................      5,473
  226,424   McDonald's Corporation........................................      5,330
  293,200   Micron Technology, Inc.!!.....................................      3,935
  305,080   Motorola, Inc. ...............................................      3,652
  217,700   Safeway Inc.!!................................................      4,994
  131,800   SBC Communications Inc. ......................................      2,933
  144,900   Schering-Plough Corporation...................................      2,208
   64,200   Sherwin-Williams Company......................................      1,888
  224,000   Sprint Corporation (FON Group)................................      3,382
  258,160   The Kroger Company!!..........................................      4,613
  127,200   Toys R Us, Inc.!!.............................................      1,530
  201,500   Unisys Corporation!!..........................................      2,726
   43,900   UST Inc.(a)...................................................      1,544
  107,600   Verizon Communications Inc. ..................................      3,491
   73,500   Waste Management, Inc. .......................................      1,923
  376,000   Xerox Corporation!!...........................................      3,858
                                                                             --------
                                                                              107,264
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $247,938).............................................    254,512
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 8.9%
              (Cost $23,743)
   23,743   Nations Cash Reserves, Capital Class Shares#..................   $ 23,743
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $271,681*)..................................     104.6%   278,255
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (4.6)%
            Cash..........................................................   $  1,671
            Receivable for investment securities sold.....................      6,156
            Dividends receivable..........................................        347
            Collateral on securities loaned...............................    (16,827)
            Investment advisory fee payable...............................       (196)
            Administration fee payable....................................        (48)
            Shareholder servicing and distribution fees payable...........        (95)
            Due to custodian..............................................     (3,076)
            Accrued Trustees' fees and expenses...........................        (16)
            Accrued expenses and other liabilities........................        (98)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (12,182)
                                                                             --------
            NET ASSETS..........................................     100.0%  $266,073
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    658
            Accumulated net realized gain on investments sold.............      1,494
            Net unrealized appreciation of investments....................      6,582
            Paid-in capital...............................................    257,339
                                                                             --------
            NET ASSETS....................................................   $266,073
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($89,689,486 / 8,949,005 shares outstanding)................     $10.02
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($81,959,451 / 8,218,091 shares outstanding)................      $9.97
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $10.58

            INVESTOR B SHARES:
            Net asset value and offering price per share+
              ($25,008,681 / 2,544,446 shares outstanding)................      $9.83
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share+
              ($69,415,246 / 7,062,530 shares outstanding)................      $9.83
                                                                             ========

---------------

 * Federal income tax information (see Note 9)

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $16,827.

(a)All or a portion of security was on loan at September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $13,459 and $15,778, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          18.7%   $        49,638
Commercial banking..........................................           8.6             22,925
Food and drug stores........................................           6.3             16,862
Networking and telecommunications equipment.................           6.2             16,480
Pharmaceuticals.............................................           6.1             16,349
Automotive..................................................           5.3             14,075
Food products...............................................           5.1             13,492
Insurance...................................................           4.4             11,667
Aerospace and defense.......................................           3.3              8,890
Oil and gas.................................................           2.8              7,491
Financial services..........................................           2.8              7,334
Tobacco.....................................................           2.6              6,805
Restaurants.................................................           2.0              5,330
Electric power -- Nuclear...................................           2.0              5,320
Computer services...........................................           1.9              5,090
Retail -- Specialty.........................................           1.8              4,830
Conglomerates...............................................           1.8              4,779
Construction................................................           1.6              4,272
Housing and furnishing......................................           1.6              4,214
Semiconductors..............................................           1.5              3,935
Other.......................................................           9.3             24,734
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          95.7            254,512
INVESTMENT COMPANIES........................................           8.9             23,743
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         104.6            278,255
OTHER ASSETS AND LIABILITIES (NET)..........................          (4.6)           (12,182)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       266,073
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES................................     100.3%
            Investment in Nations Master Investment Trust,
              International Value Master Portfolio*.............             $3,022,208
                                                                             ----------
            TOTAL INVESTMENTS...................................     100.3%   3,022,208
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.3)%
            Receivable for Fund shares sold...............................   $      771
            Payable for Fund shares redeemed..............................       (8,071)
            Administration fee payable....................................         (429)
            Shareholder servicing and distribution fees payable...........         (341)
            Accrued Trustees' fees and expenses...........................          (47)
            Accrued expenses and other liabilities........................       (1,226)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (9,343)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $3,012,865
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $   26,754
            Accumulated net realized loss on investments..................     (143,907)
            Net unrealized depreciation of investments....................     (204,029)
            Paid-in capital...............................................    3,334,047
                                                                             ----------
            NET ASSETS....................................................   $3,012,865
                                                                             ==========



                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($2,126,541,799 / 130,210,361 shares outstanding)...........       $16.33
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($647,398,281 /
              39,803,550 shares outstanding)..............................       $16.26
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................       $17.25

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($95,304,130 / 5,955,821 shares outstanding)................       $16.00
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($143,620,527 / 8,984,949 shares outstanding)...............       $15.98
                                                                             ==========

---------------

 *
 The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 96.9%
             AUSTRALIA -- 2.5%
   496,786   Broken Hill Proprietary Company, Ltd. ........................   $  3,551
   167,700   National Australia Bank Ltd. .................................      3,496
    34,788   Rio Tinto Ltd. ...............................................        774
   326,697   The News Corporation Ltd., ADR(a).............................     10,715
    46,900   Westpac Banking Corporation...................................        514
                                                                              --------
                                                                                19,050
                                                                              --------
             AUSTRIA -- 0.7%
    60,300   Bank Austria Creditanstalt!!..................................      2,171
    29,287   Erste Bank der oesterreichischen Sparkassen AG................      2,962
                                                                              --------
                                                                                 5,133
                                                                              --------
             BERMUDA -- 1.0%
     8,000   ACE Ltd. .....................................................        265
 1,495,000   Esprit Holdings Ltd. .........................................      4,546
   249,400   Golar LNG-Ltd.!!..............................................      2,810
     3,000   XL Capital Ltd., Class A......................................        232
                                                                              --------
                                                                                 7,853
                                                                              --------
             BRAZIL -- 1.5%
     7,200   Banco Bradesco SA, ADR(a).....................................        145
     4,900   Banco Itau SA, ADR............................................        177
   108,416   Companhia Vale do Rio Doce....................................      4,425
    15,300   Companhia Vale do Rio Doce, ADR...............................        565
    88,875   Petroleo Brasileiro SA, ADR...................................      2,038
   217,547   Unibanco Holdings GDR(a)......................................      4,307
                                                                              --------
                                                                                11,657
                                                                              --------
             CANADA -- 1.1%
   133,000   Barrick Gold Corporation (REGD)...............................      2,504
    59,500   Canadian Imperial Bank of Commerce(a).........................      2,439
    38,221   Canadian National Railway Company.............................      1,976
    24,778   EnCana Corporation............................................        898
    10,800   National Bank of CanadA.......................................        292
    37,432   Suncor Energy, Inc. ..........................................        692
                                                                              --------
                                                                                 8,801
                                                                              --------
             CAYMAN ISLANDS -- 0.4%
   842,500   ASM Pacific Technology Ltd. ..................................      2,850
                                                                              --------
             CHINA -- 0.7%
 1,908,000   China Telecom Corporation Ltd.(a).............................        493
   142,349   CNOOC Ltd., ADR(a)............................................      4,893
   678,000   PetroChina Company Ltd. ......................................        230
                                                                              --------
                                                                                 5,616
                                                                              --------
             DENMARK -- 1.0%
   408,014   Danske Bank A/S...............................................      7,775
                                                                              --------
             FINLAND -- 1.4%
   240,500   Nokia Oyj(a)..................................................      3,703
   366,600   Stora Enso Oyj 'R'............................................      4,538
   165,300   UPM - Kymmene Oyj.............................................      2,770
                                                                              --------
                                                                                11,011
                                                                              --------

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             FRANCE -- 7.2%
    24,354   Accor SA......................................................   $    897
    72,238   BNP Paribas SA................................................      3,542
    76,202   Bouygues SA(a)................................................      2,006
    67,000   Compagnie de Saint-Gobain.....................................      2,464
   143,000   Compagnie Generale des Etablissements Michelin................      5,317
   203,269   Credit Agricole SA............................................      3,960
   211,836   JC Decaux SA!!................................................      2,977
    45,146   LVMH Moet Hennessy Louis Vuitton SA...........................      2,805
    13,016   Pinault-Printemps-Redoute SA..................................      1,069
    23,067   PSA Peugeot Citroen...........................................        980
     2,690   Renault SA....................................................        159
   120,769   Societe Generale 'A'..........................................      8,045
    51,720   Societe Television Francaise 1................................      1,532
   114,056   TotalFinaElf SA...............................................     17,213
   108,503   Veolia Environnement..........................................      2,406
                                                                              --------
                                                                                55,372
                                                                              --------
             GERMANY -- 4.1%
   209,931   BASF AG.......................................................      9,134
   354,525   Bayerische Motoren Werke (BMW) AG.............................     13,398
    45,600   Deutsche Bank AG (REGD).......................................      2,767
    96,300   Deutsche Telekom AG!!.........................................      1,385
    41,243   SAP AG........................................................      5,043
                                                                              --------
                                                                                31,727
                                                                              --------
             HONG KONG -- 1.2%
 1,753,000   Cathay Pacific Airways(a).....................................      2,966
   129,100   Cheung Kong (Holdings) Ltd. ..................................      1,021
   123,500   China Mobile (Hong Kong) Ltd. ................................        325
       350   Hong Kong & China Gas Company Ltd. ...........................          0++
   123,500   Hong Kong Electric Holdings Ltd. .............................        476
   554,000   Sun Hung Kai Properties.......................................      4,489
                                                                              --------
                                                                                 9,277
                                                                              --------
             HUNGARY -- 0.4%
   138,673   OTP Bank Rt., ADR@............................................      3,288
                                                                              --------
             IRELAND -- 2.5%
   143,822   Allied Irish Banks plc........................................      2,110
    75,793   Bank of Ireland...............................................        906
    95,732   CRH plc.......................................................      1,708
   365,082   Ryanair Holdings plc, ADR!!(a)................................     14,785
                                                                              --------
                                                                                19,509
                                                                              --------
             ITALY -- 1.6%
   153,300   ENI SpA(a)....................................................      2,342
    61,400   ENI SpA, ADR(a)...............................................      4,699
   222,100   Mediaset SpA(a)...............................................      2,033
   125,000   San Paolo - IMI SpA, ADR(a)...................................      2,494
   234,500   UniCredito Italiano SpA.......................................      1,109
                                                                              --------
                                                                                12,677
                                                                              --------
             JAPAN -- 21.4%
    16,360   ACOM CO., LTD.@...............................................        734
   352,000   CANON Inc. ...................................................     17,204
    30,500   Credit Saison Co., Ltd. ......................................        636

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
   846,000   Daiwa Securities..............................................   $  5,717
       685   East Japan Railway Company....................................      3,318
    90,500   Eisai Company, Ltd. ..........................................      2,114
   238,000   Fuji Photo Film Company, Ltd. ................................      6,987
       800   Fujitsu Ltd. .................................................          4
   676,000   Hitachi, Ltd. ................................................      3,752
    60,300   Honda Motor Company Ltd. .....................................      2,413
    80,000   Ito-Yokado Company, Ltd. .....................................      2,664
    45,900   Jusco Company, Ltd. ..........................................      1,208
   230,000   Kao Corporation...............................................      4,859
       425   Millea Holdings, Inc. ........................................      4,793
   304,000   Mitsui Fudosan Company, Ltd. .................................      2,694
    22,600   NEC Electronics Corporation...................................      1,544
    46,000   Nintendo Company, Ltd. .......................................      3,854
       982   Nippon Telegraph and Telephone Corporation....................      4,448
   747,500   Nissan Motor Company, Ltd. ...................................      8,063
     4,485   NTT DoCoMo, Inc.@.............................................     10,960
    93,000   Olympus Optical Company, Ltd. ................................      2,214
    13,000   ORIX Corporation..............................................      1,016
    68,000   RICOH COMPANY, LTD. ..........................................      1,211
    53,000   Secom Company Ltd. ...........................................      1,993
   596,700   Sharp Corporation.............................................      8,733
     5,000   Shionogi and Company, Ltd. ...................................         87
     2,441   SKY Perfect Communications Inc.!!.............................      2,950
   163,000   Sony Corporation..............................................      5,690
   137,800   Takeda Chemical Industries, Ltd. .............................      5,020
    37,100   Takefuji Corporation@.........................................      2,374
    49,500   TDK Corporation...............................................      2,938
   197,800   THK CO., LTD.(a)..............................................      3,403
    35,392   Tokyo Electric Power Company, Inc. ...........................        757
   621,200   Tokyo Gas Company Ltd.(a).....................................      2,063
       700   Toppan Printing Company.......................................          6
   674,000   Toshiba Corporation...........................................      2,836
   339,600   Toyota Motor Corporation......................................      9,971
     1,390   UFJ Holdings, Inc.(a).........................................      5,462
       258   Yahoo Japan Corporation!!(a)..................................      3,649
   219,300   YAMADA DENKI CO., LTD.(a).....................................      6,478
   317,700   YAMAHA CORPORATION............................................      6,015
    63,500   Yamanouchi Pharmaceutical Company, Ltd. ......................      1,751
                                                                              --------
                                                                               164,583
                                                                              --------
             MEXICO -- 1.3%
    19,700   Fomento Economico Mexicano SA de CV, ADR......................        752
   217,409   Telefonos de Mexico SA de CV 'L', ADR.........................      6,642
   982,501   Wal-Mart de Mexico SA de CV, Series V.........................      2,835
                                                                              --------
                                                                                10,229
                                                                              --------
             NETHERLANDS -- 3.3%
   142,000   ABN AMRO Holding NV...........................................      2,621
    55,030   DSM NV........................................................      2,612
    26,838   Elsevier NV...................................................        303
   456,659   ING Groep NV..................................................      8,366
   441,861   Koninklijke (Royal) Philips Electronics NV....................     10,014

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             NETHERLANDS -- (CONTINUED)
   116,440   Koninklijke KPN NV............................................   $    872
    43,180   TPG NV........................................................        816
                                                                              --------
                                                                                25,604
                                                                              --------
             NEW ZEALAND -- 0.0%+
    80,284   Telecom Corporation Of New Zealand Ltd. ......................        246
                                                                              --------
             NORWAY -- 0.5%
   360,000   Statoil ASA...................................................      3,227
   108,291   Telenor ASA...................................................        482
                                                                              --------
                                                                                 3,709
                                                                              --------
             PORTUGAL -- 0.4%
   430,000   Portugal Telecommunications, SGPS, SA, ADR....................      3,384
                                                                              --------
             RUSSIA -- 0.9%
    80,300   Mobile Telesystems, ADR!!(a)..................................      5,906
    23,185   YUKOS, ADR(a).................................................      1,368
                                                                              --------
                                                                                 7,274
                                                                              --------
             SINGAPORE -- 0.5%
    75,256   DBS Group Holdings Ltd. ......................................        562
   151,850   Overseas-Chinese Banking Corporation Ltd. ....................        984
    79,000   Singapore Press Holdings, Ltd. ...............................        836
   215,000   United Overseas Bank..........................................      1,667
                                                                              --------
                                                                                 4,049
                                                                              --------
             SOUTH AFRICA -- 0.2%
   168,528   South African Breweries plc@..................................      1,319
                                                                              --------
             SOUTH KOREA -- 4.4%
    50,130   Korea Electric Power Corporation..............................        944
   405,300   Korea Electric Power Corporation, ADR.........................      4,263
   370,200   KT Corporation, ADR...........................................      7,378
    10,490   LG Electronics Inc. ..........................................        506
     3,390   POSCO.........................................................        389
    23,700   POSCO, ADR....................................................        678
    51,550   Samsung Electronics Company, Ltd..............................     17,569
   112,853   SK Telecom Company Ltd., ADR(a)...............................      2,013
                                                                              --------
                                                                                33,740
                                                                              --------
             SPAIN -- 2.9%
    65,681   Altadis, SA...................................................      1,618
   261,205   Corporacion Mapfre, SA........................................      2,850
   441,000   Endesa SA.....................................................      6,815
   192,223   Iberdrola SA..................................................      3,235
   146,400   Repsol YPF SA, ADR............................................      2,411
   226,390   Sogecable, SA!!...............................................      5,444
                                                                              --------
                                                                                22,373
                                                                              --------
             SWEDEN -- 1.4%
 1,150,034   Ericsson AB (LM) 'B'!!........................................      1,680
    44,790   Investor AB 'A'...............................................        371
   302,845   Investor AB 'B'...............................................      2,525

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             SWEDEN -- (CONTINUED)
   474,200   Nordea AB.....................................................   $  2,703
   140,200   Volvo AB, B Shares............................................      3,244
                                                                              --------
                                                                                10,523
                                                                              --------
             SWITZERLAND -- 12.0%
    19,050   Ciba Specialty Chemicals AG...................................      1,292
    83,400   Compagnie Financiere Richemont AG.............................      1,658
    89,225   Credit Suisse Group...........................................      2,855
     1,694   Julius Baer Holdings Ltd., Zurich.............................        487
    68,830   Nestle SA (REGD)..............................................     15,871
   390,815   Novartis AG...................................................     15,122
   197,053   Roche Holding AG..............................................     16,339
    42,825   Swiss Re......................................................      2,721
       250   Swisscom AG (REGD)............................................         73
    66,600   Syngenta AG...................................................      3,611
     5,772   Synthes-Stratec, Inc. ........................................      5,114
    16,330   The Swatch Group AG...........................................        313
    10,287   The Swatch Group AG, Class B..................................        978
   307,812   UBS AG........................................................     17,272
    73,890   Zurich Financial Services AG..................................      9,232
                                                                              --------
                                                                                92,938
                                                                              --------
             TAIWAN -- 0.9%
   657,305   Taiwan Semiconductor Manufacturing Company Ltd., ADR!!........      7,119
                                                                              --------
             UNITED KINGDOM -- 18.2%
   102,012   3i Group plc..................................................      1,009
   290,500   Abbey National plc............................................      2,384
   309,700   Amersham plc..................................................      2,665
   171,732   AstraZeneca plc...............................................      7,253
 1,253,000   BAE Systems plc...............................................      3,497
   443,133   Billiton plc..................................................      2,941
   924,000   BP Amoco plc..................................................      6,340
   258,197   British American Tobacco plc..................................      2,773
   550,900   British Sky Broadcasting Group plc!!..........................      5,624
   831,500   Cadbury Schweppes plc.........................................      5,111
   939,421   Diageo plc....................................................     10,136
 3,048,661   EMI Group plc.................................................      7,484
   209,000   GlaxoSmithKline plc...........................................      4,337
   144,529   GUS plc.......................................................      1,575
   221,693   Hilton Group plc..............................................        662
 1,267,561   HSBC Holdings plc.............................................     16,712
   506,800   HSBC Holdings plc (REGD)(a)...................................      6,806
   958,525   Kingfisher plc................................................      4,157
   526,040   Marconi Corp plc!!............................................      3,932
   435,000   Marks & Spencer Group plc.....................................      2,211
   106,416   Reckitt Benckiser plc.........................................      2,139
   222,593   Reed Elsevier plc.............................................      1,741
    70,083   Rio Tinto plc (REGD)..........................................      1,494
   500,486   Royal Bank of Scotland plc@...................................     12,723
   908,000   Scottish Power plc............................................      5,299
   720,000   Shell Transport and Trading Company plc.......................      4,444
    56,460   Standard Chartered plc........................................        788
   651,689   Tesco plc.....................................................      2,609
    16,300   United Business Media plc.....................................        113

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
 4,573,943   Vodafone Group plc............................................   $  9,119
   283,912   WPP Group plc.................................................      2,394
                                                                              --------
                                                                               140,472
                                                                              --------
             UNITED STATES -- 1.3%
    97,783   NTL Incorporated!!............................................      4,608
    78,869   Sohu.com Inc.!!...............................................      2,453
   182,610   Wynn Resorts, Ltd.!!..........................................      3,320
                                                                              --------
                                                                                10,381
                                                                              --------
             TOTAL COMMON STOCKS
               (Cost $675,243).............................................    749,539
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             FOREIGN BONDS AND NOTES -- 0.5%
             UNITED KINGDOM -- 0.5%
$    3,000   Telewest Communication plc,
               11.000% 10/01/07............................................      1,463
     1,925   Telewest Communication plc,
               9.875% 02/01/10(a)..........................................        890
     2,900   Telewest Communication plc, (0.000%) due 04/15/09
               9.250% beginning 04/15/04(a)................................      1,131
                                                                              --------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $2,092)...............................................      3,484
                                                                              --------
  SHARES
----------
             PREFERRED STOCKS -- 0.7%
             BRAZIL - 0.7%
               (Cost $4,353)
   266,059   Companhia de Bebidas das Americas, ADR(a).....................      5,760
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             SHORT TERM INVESTMENTS -- 0.9%
               (Cost $7,200)
$    7,200   Federal Home Loan Bank (FHLB) Discount note 10/01/03..........      7,200
                                                                              --------
  SHARES
----------
             WARRANTS -- 0.1%
             INDIA -- 0.1%
               (Cost $1,009)
   108,200   Reliance Industries
               Expire 09/02/04@............................................      1,051
                                                                              --------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 9.2%
         7   iShares MSCI EAFE Index Fund(a)...............................        772
       248   iShares MSCI Taiwan Index Fund(a).............................      2,720
    68,061   Nations Cash Reserves, Capital Class Shares#..................     68,061

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


  SHARES                                                                        VALUE
  (000)                                                                         (000)
---------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- (CONTINUED)
       Dw1   Tracker Fund of Hong Kong.....................................   $      1
      0+++   XMTCH on SMI..................................................          4
                                                                              --------
             TOTAL INVESTMENT COMPANIES
               (Cost $71,601)..............................................     71,558
                                                                              --------
             TOTAL INVESTMENTS
               (Cost $761,498*)..................................     108.3%   838,592
                                                                              --------
             OTHER ASSETS AND
               LIABILITIES (NET).................................      (8.3)%
             Foreign cash (cost $2,038)....................................   $  2,018
             Unrealized appreciation on forward foreign exchange
               contracts...................................................      1,317
             Receivable for investment securities sold.....................     10,092
             Receivable for Fund shares sold...............................          2
             Dividends receivable..........................................      3,080
             Interest receivable...........................................         17
             Receivable from investment adviser............................         66
             Unrealized depreciation on forward foreign exchange
               contracts...................................................     (2,118)
             Collateral on securities loaned...............................    (65,248)
             Payable for Fund shares redeemed..............................         (6)
             Investment advisory fee payable...............................       (515)
             Administration fee payable....................................       (142)
             Shareholder servicing and distribution fees payable...........        (13)
             Due to custodian..............................................     (3,356)
             Payable for investment securities purchased...................     (9,235)
             Accrued Trustees' fees and expenses...........................       (129)
             Accrued expenses and other liabilities........................       (259)
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (64,429)
                                                                              --------
             NET ASSETS..........................................     100.0%  $774,163
                                                                              ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $  8,057
             Accumulated net realized loss on investments sold and currency
               contracts...................................................   (203,705)
             Net unrealized appreciation of investments and currency
               contracts...................................................     76,404
             Paid-in capital...............................................    893,407
                                                                              --------
             NET ASSETS....................................................   $774,163
                                                                              ========
                                                                               VALUE
---------------------------------------------------------------------------------------
             wPRIMARY A SHARES:
             Net asset value, offering and redemption price per share
               ($742,004,671 / 73,958,292 shares outstanding)..............     $10.03
                                                                              ========
             INVESTOR A SHARES:
             Net asset value and redemption price per share
               ($22,351,830 / 2,252,170 shares outstanding)................      $9.92
                                                                              ========



             Maximum sales charge..........................................      5.75%
             Maximum offering price per share..............................     $10.53



             INVESTOR B SHARES:
             Net asset value and offering price per share&
               ($8,363,853 / 895,083 shares outstanding)...................      $9.34
                                                                              ========
             INVESTOR C SHARES:
             Net asset value and offering price per share&
               ($1,442,799 / 155,902 shares outstanding)...................      $9.25
                                                                              ========

---------------

  * Federal income tax information (see Note 9).

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  !!Non-income producing security.

  & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Amount represents less than 0.1%.

 ++ Amount represents less than $500.

+++ Amount represents less than 500 shares.

 #  Money market mutual fund registered under the Investment
    Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $65,248.

 (a)All or a portion of security was on loan at September 30, 2003.
    The aggregate cost and market value of securities on loan at September 30, 2003 is $51,388 and $61,522, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
GDR  --   Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          12.7%   $        99,089
Telecommunications services.................................           6.8             53,726
Pharmaceuticals.............................................           6.7             52,023
Automotive..................................................           5.6             43,545
Integrated oil..............................................           5.5             42,661
Electronics.................................................           5.1             39,144
Semiconductors..............................................           3.8             29,082
Broadcasting and cable......................................           3.5             27,462
Investment services.........................................           3.5             27,340
Computers and office equipment..............................           2.8             21,357
Food products...............................................           2.7             20,982
Insurance...................................................           2.6             20,093
Airlines....................................................           2.3             17,751
Diversified electronics.....................................           2.3             17,429
Metal and mining............................................           2.2             17,321
Media.......................................................           1.7             12,928
Electric power -- Non nuclear...............................           1.6             12,590
Beverages...................................................           1.6             12,207
Financial services..........................................           1.4             10,537
Networking and telecommunications equipment.................           1.2              9,315
Other.......................................................          21.3            162,957
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          96.9            749,539
FOREIGN BONDS AND NOTES.....................................           0.5              3,484
PREFERRED STOCKS............................................           0.7              5,760
WARRANTS....................................................           0.1              1,051
SHORT TERM INVESTMENTS......................................           0.9              7,200
INVESTMENT COMPANIES........................................           9.2             71,558
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         108.3            838,592
OTHER ASSETS AND LIABILITIES (NET)..........................          (8.3)           (64,429)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       774,163
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 91.1%
             AUSTRALIA -- 2.9%
   205,194   The News Corporation Ltd., ADR(a).............................   $  6,730
                                                                              --------
             AUSTRIA -- 1.0%
    24,131   Erste Bank der oesterreichischen Sparkassen AG................      2,441
                                                                              --------
             BERMUDA -- 2.7%
 1,277,000   Esprit Holdings Ltd. .........................................      3,884
   206,400   Golar LNG-Ltd.!!..............................................      2,326
                                                                              --------
                                                                                 6,210
                                                                              --------
             BRAZIL -- 2.4%
    59,598   Companhia Vale do Rio Doce....................................      2,433
   164,654   Unibanco Holdings GDR.........................................      3,260
                                                                              --------
                                                                                 5,693
                                                                              --------
             CAYMAN ISLANDS -- 1.0%
   656,000   ASM Pacific Technology Ltd. ..................................      2,219
                                                                              --------
             CHINA -- 1.8%
   120,674   CNOOC Ltd., ADR(a)............................................      4,148
                                                                              --------
             FRANCE -- 2.4%
   156,909   Credit Agricole SA............................................      3,057
   174,908   JC Decaux SA!!................................................      2,459
                                                                              --------
                                                                                 5,516
                                                                              --------
             GERMANY -- 5.6%
   236,795   Bayerische Motoren Werke (BMW) AG.............................      8,947
    33,999   SAP AG........................................................      4,157
                                                                              --------
                                                                                13,104
                                                                              --------
             HONG KONG -- 2.7%
 1,476,000   Cathay Pacific Airways........................................      2,497
   473,000   Sun Hung Kai Properties.......................................      3,833
                                                                              --------
                                                                                 6,330
                                                                              --------
             HUNGARY -- 1.1%
   111,318   OTP Bank Rt., ADR@............................................      2,640
                                                                              --------
             IRELAND -- 5.3%
   303,113   Ryanair Holdings plc, ADR!!(a)................................     12,276
                                                                              --------
             JAPAN -- 22.4%
    73,000   CANON Inc. ...................................................      3,568
   679,000   Daiwa Securities..............................................      4,589
   260,000   Mitsui Fudosan Company, Ltd. .................................      2,304
   624,000   Nissan Motor Company, Ltd. ...................................      6,731
       957   NTT DoCoMo, Inc.@.............................................      2,339
   509,000   Sharp Corporation.............................................      7,448
     2,056   SKY Perfect Communications Inc.!!.............................      2,485
   165,800   THK CO., LTD. ................................................      2,853
   548,000   Toshiba Corporation...........................................      2,306
     1,171   UFJ Holdings, Inc. ...........................................      4,602
       217   Yahoo Japan Corporation!!.....................................      3,069

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
   169,600   YAMADA DENKI CO., LTD. .......................................   $  5,010
   266,700   YAMAHA CORPORATION............................................      5,049
                                                                              --------
                                                                                52,353
                                                                              --------
             MEXICO -- 1.0%
   827,363   Wal-Mart de Mexico SA de CV, Series V.........................      2,388
                                                                              --------
             NETHERLANDS -- 1.4%
   148,657   Koninklijke (Royal) Philips Electronics NV....................      3,369
                                                                              --------
             RUSSIA -- 2.1%
    67,600   Mobile Telesystems, ADR!!.....................................      4,972
                                                                              --------
             SOUTH KOREA -- 3.0%
    20,660   Samsung Electronics Company, Ltd. ............................      7,042
                                                                              --------
             SPAIN -- 3.0%
   219,961   Corporacion Mapfre, SA........................................      2,400
   190,689   Sogecable, SA!!...............................................      4,586
                                                                              --------
                                                                                 6,986
                                                                              --------
             SWITZERLAND -- 11.4%
   108,183   Roche Holding AG..............................................      8,970
     4,116   Synthes-Stratec, Inc. ........................................      3,647
   169,166   UBS AG........................................................      9,492
    35,106   Zurich Financial Services AG..................................      4,386
                                                                              --------
                                                                                26,495
                                                                              --------
             TAIWAN -- 2.6%
   550,710   Taiwan Semiconductor Manufacturing Company Ltd., ADR!!........      5,964
                                                                              --------
             UNITED KINGDOM -- 11.7%
   462,450   British Sky Broadcasting Group plc!!..........................      4,721
 2,608,157   EMI Group plc.................................................      6,402
   632,752   HSBC Holdings plc.............................................      8,341
   417,303   Marconi Corp plc!!............................................      3,120
   183,946   Royal Bank of Scotland plc@...................................      4,675
                                                                              --------
                                                                                27,259
                                                                              --------
             UNITED STATES -- 3.6%
    77,302   NTL Incorporated!!............................................      3,642
    64,760   Sohu.com Inc.!!...............................................      2,014
   150,348   Wynn Resorts, Ltd.!!..........................................      2,733
                                                                              --------
                                                                                 8,389
                                                                              --------
             TOTAL COMMON STOCKS
               (Cost $185,304).............................................    212,524
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             FOREIGN BONDS AND NOTES -- 0.9%
             UNITED KINGDOM -- 0.9%
$    1,850   Telewest Communication plc,
               11.000% 10/01/07(a).........................................        902

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                        VALUE
  (000)                                                                         (000)
---------------------------------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
$    1,200   Telewest Communication plc,
               9.875% 02/01/10(a)..........................................   $    555
     1,700   Telewest Communication plc,
               (0.000%) due 04/15/09
               9.250% beginning 04/15/04...................................        663
                                                                              --------
                                                                                 2,120
                                                                              --------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $1,275)...............................................      2,120
                                                                              --------

  SHARES
----------
             PREFERRED STOCKS -- 1.6%
             BRAZIL -- 1.6%
               (Cost $3,108)
   176,890   Companhia de Bebidas das Americas, ADR(a).....................      3,830
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             SHORT TERM INVESTMENTS -- 7.6%
               (Cost $17,700)
$   17,700   Federal Home Loan Bank (FHLB)
               Discount note 10/01/03......................................     17,700
                                                                              --------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 10.7%
       208   iShares MSCI Taiwan Index Fund................................      2,285
    22,594   Nations Cash Reserves, Capital Class Shares#..................     22,594
                                                                              --------
             TOTAL INVESTMENT COMPANIES
               (Cost $24,944)..............................................     24,879
                                                                              --------

                                                                                VALUE
                                                                                (000)
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $232,331*)..................................     111.9%  $261,053
                                                                              --------
             OTHER ASSETS AND
               LIABILITIES (NET).................................     (11.9)%
             Cash..........................................................   $    997
             Foreign cash (cost $3,812)....................................      3,813
             Unrealized appreciation on forward foreign exchange
               contracts...................................................        382
             Receivable for investment securities sold.....................      1,691
             Dividends receivable..........................................        903
             Unrealized depreciation on forward foreign exchange
               contracts...................................................     (1,170)
             Collateral on securities loaned...............................    (22,567)
             Investment advisory fee payable...............................       (149)
             Administration fee payable....................................        (41)
             Shareholder servicing and distribution fees payable...........         (6)
             Payable for investment securities purchased...................    (11,483)
             Accrued Trustees' fees and expenses...........................        (24)
             Accrued expenses and other liabilities........................        (71)
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (27,725)
                                                                              --------
             NET ASSETS..........................................     100.0%  $233,328
                                                                              ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $    681
             Accumulated net realized loss on investments sold and currency
               contracts...................................................     (1,419)
             Net unrealized appreciation of investments and currency
               contracts...................................................     27,959
             Paid-in capital...............................................    206,107
                                                                              --------
             NET ASSETS....................................................   $233,328
                                                                              ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
---------------------------------------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and redemption price per share
               ($221,014,386 / 24,691,496 shares outstanding)..............      $8.95
                                                                              ========
             INVESTOR A SHARES:
             Net asset value and redemption price per share
               ($6,215,201 / 700,180 shares outstanding)...................      $8.88
                                                                              ========



             Maximum sales charge..........................................      5.75%
             Maximum offering price per share..............................      $9.42



             INVESTOR B SHARES:
             Net asset value and offering price per share&
               ($4,474,699 / 516,165 shares outstanding)...................      $8.67
                                                                              ========
             INVESTOR C SHARES:
             Net asset value and offering price per share&
               ($1,623,592 / 187,224 shares outstanding)...................      $8.67
                                                                              ========

---------------

 * Federal income tax Information (see Note 9).

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $22,567.

(a)All or a portion of security was on loan at September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $19,799 and $21,843, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
GDR  --   Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          12.5%   $        29,016
Electronics.................................................           9.0             20,876
Broadcasting and cable......................................           7.6             17,578
Automotive..................................................           6.7             15,678
Semiconductors..............................................           6.5             15,225
Airlines....................................................           6.3             14,773
Investment services.........................................           6.0             14,081
Media.......................................................           4.7             10,988
Pharmaceuticals.............................................           3.8              8,970
Telecommunications services.................................           3.1              7,311
Insurance...................................................           2.9              6,786
Real Estate.................................................           2.6              6,137
Computer services...........................................           2.2              5,083
Software....................................................           1.8              4,157
Integrated oil..............................................           1.8              4,148
Apparel and textiles........................................           1.7              3,884
Medical devices and supplies................................           1.6              3,647
Computer and office equipment...............................           1.5              3,568
Networking and telecommunications equipment.................           1.3              3,120
Diversified manufacturing...................................           1.2              2,853
Other.......................................................           6.3             14,645
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          91.1            212,524
FOREIGN BONDS AND NOTES.....................................           0.9              2,120
PREFERRED STOCKS............................................           1.6              3,830
SHORT TERM INVESTMENTS......................................           7.6             17,700
INVESTMENT COMPANIES........................................          10.7             24,879
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         111.9            261,053
OTHER ASSETS AND LIABILITIES (NET)..........................         (11.9)           (27,725)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       233,328
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                         GLOBAL         INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                                         VALUE              VALUE              EQUITY         OPPORTUNITIES
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of
  $100, $0, $1,133 and $172, respectively).........  $        2,395     $           --     $        9,824     $        1,531
Dividend income from affiliated funds..............              34                 --                 62                 --*
Interest...........................................              --                 --                 48                 63
Securities lending.................................              57                 --                233                 11
Allocated from Portfolio:
Dividends (net of foreign withholding taxes of $0,
  $4,414, $0 and $0, respectively)+................              --             38,221                 --                 --
Dividend income from affiliated funds+.............              --                265                 --                 --
Interest+..........................................              --                  6                 --                 --
Securities lending+................................              --                589                 --                 --
Expenses (net of waiver of $0, $899, $0 and $0,
  respectively)+...................................              --            (12,623)                --                 --
                                                     --------------     --------------     --------------     --------------
    Total investment income........................           2,486             26,458             10,167              1,605
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................           1,006                 --              2,875                676
Administration fee.................................             316              2,382                790                187
Transfer agent fees................................              72                792                112                 23
Custodian fees.....................................              16                 --                180                 47
Legal and audit fees...............................              39                 43                 36                 35
Registration and filing fees.......................              25                  5                 43                 27
Trustees' fees and expenses........................              10                 10                 10                 10
Printing expense...................................              39                178                 26                 30
Other..............................................               1                 --                 35                  2
                                                     --------------     --------------     --------------     --------------
    Subtotal.......................................           1,524              3,410              4,107              1,037
Shareholder servicing and distribution fees:
  Investor A Shares................................              84                746                 28                  5
  Investor B Shares................................             105                446                 40                 19
  Investor C Shares................................             298                680                  7                  6
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           2,011              5,282              4,182              1,067
Fees reduced by credits allowed by the custodian...              --                 --                 --*                --*
Reimbursement from investment adviser..............              --                 --                (66)                --
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................           2,011              5,282              4,116              1,067
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................             475             21,176              6,051                538
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................           1,768                 --             13,806              7,312
  Security transactions allocated from
    Portfolio+.....................................              --             (1,489)                --                 --
  Foreign currencies and net other assets..........               1                 --                 66                 63
  Foreign currencies and net other assets allocated
    from Portfolio+................................              --               (447)                --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............           1,769             (1,936)            13,872              7,375
                                                     --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation)
  of:
  Securities.......................................          63,553                 --            134,075             28,985
  Securities allocated from Portfolio+.............              --            878,912                 --                 --
  Foreign currencies and net other assets..........               5                 --               (248)              (526)
                                                     --------------     --------------     --------------     --------------
Net change in unrealized
  appreciation/(depreciation) of investments.......          63,558            878,912            133,827             28,459
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................          65,327            876,976            147,699             35,834
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $       65,802     $      898,152     $      153,750     $       36,372
                                                     ==============     ==============     ==============     ==============

---------------

+ Allocated from International Value Master Portfolio.

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        GLOBAL VALUE
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $          475     $          702
Net realized gain/(loss) on investments.....................           1,769              1,452
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          63,558            (60,374)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          65,802            (58,220)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (315)
  Investor A Shares.........................................              --               (153)
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --             (1,037)
  Investor A Shares.........................................              --               (767)
  Investor B Shares.........................................              --               (277)
  Investor C Shares.........................................              --               (776)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          35,719            107,962
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         101,521             46,417
NET ASSETS:
Beginning of period.........................................         164,552            118,135
                                                              --------------     --------------
End of period...............................................  $      266,073     $      164,552
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          658     $          183
                                                              ==============     ==============

---------------

+ Allocated from International Value Master Portfolio and International Equity
  Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

         INTERNATIONAL VALUE                  INTERNATIONAL EQUITY           INTERNATIONAL OPPORTUNITIES
 ------------------------------------    -------------------------------   -------------------------------
       SIX MONTHS                          SIX MONTHS                        SIX MONTHS
          ENDED                              ENDED                             ENDED
         9/30/03         YEAR ENDED         9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
       (UNAUDITED)         3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
----------------------------------------------------------------------------------------------------------

     $       21,176    $       31,279    $        6,051   $        5,898   $          538   $          177
                 --                --            13,872               --            7,375           (6,125)
             (1,936)         (142,717)               --          (76,703)              --               --
                 --                --           133,827               --           28,459           (1,658)
            878,912          (956,728)               --          (59,707)              --               --
     --------------    --------------    --------------   --------------   --------------   --------------
            898,152        (1,068,166)          153,750         (130,512)          36,372           (7,606)
                 --           (24,922)               --           (2,879)              --               --
                 --            (5,579)               --              (97)              --               --
                 --              (142)               --               (8)              --               --
                 --              (377)               --               (1)              --               --
                 --           (12,246)               --               --               --               --
                 --            (5,369)               --               --               --               --
                 --              (645)               --               --               --               --
                 --              (896)               --               --               --               --
           (169,110)          277,667            36,607          196,845           95,940          101,578
     --------------    --------------    --------------   --------------   --------------   --------------
            729,042          (840,675)          190,357           63,348          132,312           93,972
          2,283,823         3,124,498           583,806          520,458          101,016            7,044
     --------------    --------------    --------------   --------------   --------------   --------------
     $    3,012,865    $    2,283,823    $      774,163   $      583,806   $      233,328   $      101,016
     ==============    ==============    ==============   ==============   ==============   ==============
     $       26,754    $        5,578    $        8,057   $        2,006   $          681   $          143
     ==============    ==============    ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             GLOBAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,778     $16,703        6,588    $ 57,869
  Issued as reinvestment of dividends.......................      --          --           30         256
  Redeemed**................................................    (784)     (7,030)      (3,354)    (28,171)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     994     $ 9,673        3,264    $ 29,954
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,380     $21,974        6,314    $ 56,683
  Shares issued upon conversion from Investor B shares......       3          32            3          22
  Issued as reinvestment of dividends.......................      --          --           55         462
  Redeemed**................................................    (722)     (6,641)      (2,315)    (19,525)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,661     $15,365        4,057    $ 37,642
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     488     $ 4,501        1,439    $ 13,050
  Issued as reinvestment of dividends.......................      --          --           20         172
  Shares redeemed upon conversion into Investor A shares....      (4)        (32)          (3)        (22)
  Redeemed**................................................     (94)       (861)        (436)     (3,465)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     390     $ 3,608        1,020    $  9,735
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................   1,305     $11,924        4,175    $ 37,489
  Issued as reinvestment of dividends.......................      --          --           56         486
  Redeemed**................................................    (540)     (4,851)        (905)     (7,344)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     765     $ 7,073        3,326    $ 30,631
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   3,810     $35,719       11,667    $107,962
                                                               =====     =======       ======    ========

---------------

 **Net of redemption fees of $0 and $19 for Primary A, $0 and $5 for Investor A,
   $0 and $5 for Investor B and $1 and $2 for Investor C for the six months ended September 30, 2003 and year ended March 31, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

                                                                           INTERNATIONAL VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    2,074    $  31,324       48,229    $ 785,138
  Issued as reinvestment of dividends.......................       --           --        1,067       14,895
  Redeemed**................................................  (10,450)    (155,762)     (34,261)    (475,600)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (8,376)   $(124,438)      15,035    $ 324,433
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    4,593    $  67,768       46,873    $ 739,584
  Shares issued upon conversion from Investor B shares......        2           36           55          684
  Issued as reinvestment of dividends.......................       --           --          551        7,900
  Redeemed**................................................   (6,294)     (92,877)     (54,055)    (806,150)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,699)   $ (25,073)      (6,576)   $ (57,982)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       13    $     184          956    $  15,663
  Issued as reinvestment of dividends.......................       --           --           40          636
  Shares redeemed upon conversion into Investor A shares....       (2)         (36)         (56)        (684)
  Redeemed**................................................     (442)      (6,397)      (1,655)     (22,649)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (431)   $  (6,249)        (715)   $  (7,034)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       90    $   1,312        2,753    $  44,942
  Issued as reinvestment of dividends.......................       --           --           53          811
  Redeemed**................................................   (1,016)     (14,662)      (2,046)     (27,503)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (926)   $ (13,350)         760    $  18,250
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (11,432)   $(169,110)       8,504    $ 277,667
                                                              =======    =========      =======    =========

---------------

 **Net of redemption fees of $8 and $29 for Primary A, $0 and $1 for Investor A,
   $0 and $0 for Investor B, and $0 and $0 for Investor C for the six months ended September 30, 2003 and year ended March 31, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           INTERNATIONAL EQUITY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   27,167    $ 247,107      106,515    $ 984,896
  Issued in exchange for assets of Bank of America
    International Equity Fund (Note 10).....................       --           --       10,430       97,940
  Issued as reinvestment of dividends.......................       --           --          197        1,825
  Redeemed**................................................  (22,707)    (208,553)     (92,884)    (877,690)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    4,460    $  38,554       24,258    $ 206,971
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,354    $  12,506       32,768    $ 317,343
  Shares issued upon conversion from Investor B shares......       --           --          282        2,416
  Issued as reinvestment of dividends.......................       --           --            7           69
  Redeemed**................................................   (1,481)     (13,928)     (33,597)    (326,005)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (127)   $  (1,422)        (540)   $  (6,177)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       30    $     262          107    $     932
  Issued as reinvestment of dividends.......................       --           --            1            8
  Shares redeemed upon conversion into Investor A shares....       --           --         (297)      (2,416)
  Redeemed**................................................      (78)        (677)        (328)      (2,839)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (48)   $    (415)        (517)   $  (4,315)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       73    $     637          212    $   1,644
  Issued as reinvestment of dividends.......................       --           --           --*           1
  Redeemed**................................................      (85)        (747)        (173)      (1,279)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (12)   $    (110)          39    $     366
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    4,273    $  36,607       23,240    $ 196,845
                                                              =======    =========      =======    =========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $6 and $166 for Primary A, $0 and $164 for Investor
   A, $0 and $1 for Investor B, and $7 and $18 for Investor C for the six months ended September 30, 2003 and year ended March 31, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

                                                                     INTERNATIONAL OPPORTUNITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  12,508    $103,576      14,397    $107,238
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (1,442)    (12,135)     (1,094)     (8,160)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  11,066    $ 91,441      13,303    $ 99,078
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     449    $  3,808         240    $  1,799
  Shares issued upon conversion from Investor B shares......      --          --           1           9
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................     (76)       (647)        (96)       (734)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     373    $  3,161         145    $  1,074
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     128    $  1,031         249    $  1,834
  Issued as reinvestment of dividends.......................      --          --          --          --
  Shares redeemed upon conversion into Investor A shares....      --          --          (1)         (9)
  Redeemed..................................................     (21)       (176)        (76)       (564)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     107    $    855         172    $  1,261
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      78    $    640          75    $    561
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................     (19)**     (157)        (53)       (396)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      59    $    483          22    $    165
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  11,605    $ 95,940      13,642    $101,578
                                                              ======    ========      ======    ========

---------------

 **Net of redemption fees of $2 for the six months ended September 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
GLOBAL VALUE:
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.21         $ 0.04            $ 2.77            $ 2.81           $   --         $   --
Year ended 3/31/2003#.......      10.50           0.07             (3.16)            (3.09)           (0.04)         (0.16)
Period ended 3/31/2002*#....      10.00           0.06              0.47              0.53            (0.01)         (0.02)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.18         $ 0.03            $ 2.76            $ 2.79           $   --         $   --
Year ended 3/31/2003#.......      10.47           0.05             (3.15)            (3.10)           (0.03)         (0.16)
Period ended 3/31/2002*#....      10.00           0.04              0.45              0.49               --##        (0.02)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.11         $(0.01)           $ 2.73            $ 2.72           $   --         $   --
Year ended 3/31/2003#.......      10.40          (0.01)            (3.12)            (3.13)              --          (0.16)
Period ended 3/31/2002*#....      10.00          (0.03)             0.45              0.42               --          (0.02)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.11         $(0.01)           $ 2.73            $ 2.72           $   --         $   --
Year ended 3/31/2003#.......      10.40          (0.01)            (3.12)            (3.13)              --          (0.16)
Period ended 3/31/2002*#....      10.00          (0.03)             0.45              0.42               --          (0.02)

---------------

 * Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operation on April 16, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   --------------
                                                                           RATIO OF       RATIO OF                    RATIO OF
                 NET INCREASE                                NET ASSETS    OPERATING   NET INVESTMENT                 OPERATING
    TOTAL        IN NET ASSET       NET ASSET                  END OF     EXPENSES TO  INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
DIVIDENDS AND     VALUE FROM          VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   REDEMPTION FEES   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS      RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

   $   --            $  --           $10.02         38.97%    $89,690      1.36%+         0.87%+         13%            1.36%+
    (0.20)              --             7.21        (29.77)     57,373      1.40           0.87            15            1.40
    (0.03)              --            10.50          5.24      49,246      1.40(a)+       0.66+           19            1.63(a)+
   $   --            $  --           $ 9.97         38.86%    $81,959      1.61%+         0.62%+         13%            1.61%+
    (0.19)              --             7.18        (29.98)     47,111      1.65           0.62            15            1.65
    (0.02)              --            10.47          4.92      26,172      1.65(a)+       0.41+           19            1.88(a)+
   $   --            $  --           $ 9.83         38.26%    $25,009      2.36%+        (0.13)%+        13%            2.36%+
    (0.16)              --             7.11        (30.41)     15,310      2.40          (0.13)           15            2.40
    (0.02)              --            10.40          4.18      11,804      2.40(a)+      (0.34)+          19            2.63(a)+
   $   --            $  --##         $ 9.83         38.26%    $69,415      2.36%+        (0.13)%+        13%            2.36%+
    (0.16)              --             7.11        (30.41)     44,758      2.40          (0.13)           15            2.40
    (0.02)              --            10.40          4.18      30,914      2.40(a)+      (0.34)+          19            2.63(a)+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
INTERNATIONAL VALUE***
PRIMARY A SHARES*
Six months ended 9/30/2003#
  (unaudited)...............     $11.65          $0.12            $ 4.56            $ 4.68           $   --         $   --
Year ended 3/31/2003#.......      16.67           0.16             (4.92)            (4.76)           (0.17)         (0.09)
Year ended 3/31/2002#.......      17.30           0.22             (0.29)            (0.07)           (0.20)         (0.36)
Year ended 3/31/2001........      18.78           0.32             (0.39)            (0.07)           (0.21)         (1.20)
Year ended 3/31/2000#.......      14.45           0.37              4.73              5.10            (0.28)         (0.49)
Period ended 3/31/1999#.....      15.53           0.16              0.28              0.44            (0.18)         (1.34)
Period from 11/30/1997 to
  5/15/1998.................      13.17           0.09              2.56              2.65               --          (0.29)
INVESTOR A SHARES*
Six months ended 9/30/2003#
  (unaudited)...............     $11.62          $0.10            $ 4.54            $ 4.64           $   --         $   --
Year ended 3/31/2003#.......      16.61           0.15             (4.92)            (4.77)           (0.13)         (0.09)
Year ended 3/31/2002#.......      17.26           0.18             (0.29)            (0.11)           (0.18)         (0.36)
Year ended 3/31/2001........      18.77           0.27             (0.39)            (0.12)           (0.19)         (1.20)
Year ended 3/31/2000#.......      14.43           0.36              4.72              5.08            (0.25)         (0.49)
Period ended 3/31/1999#.....      15.44           0.14              0.36              0.50            (0.17)         (1.34)
Period from 11/30/1997 to
  5/15/1998.................      13.13           0.08              2.52              2.60               --          (0.29)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $11.47          $0.05            $ 4.48            $ 4.53           $   --         $   --
Year ended 3/31/2003#.......      16.39           0.03             (4.84)            (4.81)           (0.02)         (0.09)
Year ended 3/31/2002#.......      17.07           0.07             (0.30)            (0.23)           (0.09)         (0.36)
Year ended 3/31/2001........      18.64           0.16             (0.40)            (0.24)           (0.13)         (1.20)
Year ended 3/31/2000#.......      14.40           0.22              4.66              4.88            (0.15)         (0.49)
Period ended 3/31/1999**#...      14.33           0.06              0.76              0.82            (0.13)         (0.62)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $11.46          $0.05            $ 4.47            $ 4.52           $   --         $   --
Year ended 3/31/2003#.......      16.39           0.02             (4.82)            (4.80)           (0.04)         (0.09)
Year ended 3/31/2002#.......      17.07           0.04             (0.27)            (0.23)           (0.09)         (0.36)
Year ended 3/31/2001........      18.65           0.16             (0.41)            (0.25)           (0.13)         (1.20)
Year ended 3/31/2000#.......      14.41           0.21              4.69              4.90            (0.17)         (0.49)
Period ended 3/31/1999**#...      13.33           0.06              1.77              1.83            (0.13)         (0.62)

---------------

  * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Funds Institutional and Retail Shares, which were reorganized into the International Value Primary A and Investor A Shares, respectively, as of May 22, 1998.

 ** International Value Investor B and Investor C Shares commenced operations on
    May 22, 1998 and June 15, 1998, respectively.

 ***The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Value Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                           RATIO OF    RATIO OF NET                  RATIO OF
                 NET INCREASE                                NET ASSETS    OPERATING    INVESTMENT                   OPERATING
    TOTAL        IN NET ASSET       NET ASSET                  END OF      EXPENSES    INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
DIVIDENDS AND     VALUE FROM          VALUE        TOTAL       PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   REDEMPTION FEES   END OF PERIOD   RETURN++     (000)      NET ASSETS    NET ASSETS      RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

   $   --            $  --##         $16.33         40.17%   $2,126,542    1.14%+         1.60%+         --          1.20%+
    (0.26)              --            11.65        (28.81)    1,614,750    1.17           1.16           --          1.23
    (0.56)              --            16.67         (0.18)    2,059,558    1.19           1.36           --          1.23
    (1.41)              --            17.30         (0.50)    1,163,899    1.13           1.89           --          1.23
    (0.77)              --            18.78         36.03       600,589    1.24(a)        2.11           12%###      1.34(a)
    (1.52)              --            14.45          1.48       142,546    1.30+          1.36+          44          1.39+
    (0.29)              --            15.53         20.54       119,412    1.25+          2.06+          88          1.26+
   $   --            $  --           $16.26         39.93%   $  647,398    1.39%+         1.35%+         --          1.45%+
    (0.22)              --            11.62        (28.97)      482,196    1.42           0.91           --          1.48
    (0.54)              --            16.61         (0.46)      798,587    1.44           1.11           --          1.48
    (1.39)              --            17.26         (0.72)      353,646    1.38           1.64           --          1.48
    (0.74)              --            18.77         35.86       186,649    1.49(a)        1.86           12%###      1.59(a)
    (1.51)              --            14.43          1.75         5,960    1.55+          1.11+          44          1.64+
    (0.29)              --            15.44         20.22         5,128    1.81+          1.21+          88          1.82+
   $   --            $  --           $16.00         39.49%   $   95,304    2.14%+         0.60%+         --          2.20%+
    (0.11)              --            11.47        (29.54)       73,283    2.17           0.16           --          2.23
    (0.45)              --            16.39         (1.16)      116,374    2.19           0.36           --          2.23
    (1.33)              --            17.07         (1.42)       80,655    2.13           0.89           --          2.23
    (0.64)              --            18.64         34.51        50,999    2.24(a)        1.11           12%###      2.34(a)
    (0.75)              --            14.40          1.25         4,296    2.30+          0.36+          44          2.39+
   $   --            $  --           $15.98         39.44%   $  143,621    2.14%+         0.60%+         --          2.20%+
    (0.13)              --            11.46        (29.52)      113,594    2.17           0.16           --          2.23
    (0.45)              --            16.39         (1.16)      149,979    2.19           0.36           --          2.23
    (1.33)              --            17.07         (1.45)       48,784    2.13           0.89           --          2.23
    (0.66)              --            18.65         34.64        13,725    2.24(a)        1.11           12%###      2.34(a)
    (0.75)              --            14.41          3.98           182    2.30+          0.36+          44          2.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 8.01         $ 0.08            $ 1.94            $ 2.02           $   --         $   --
Year ended 3/31/2003*#........    10.49           0.10             (2.53)            (2.43)           (0.05)            --
Year ended 3/31/2002*#........    11.12           0.09             (0.72)            (0.63)              --##           --
Year ended 3/31/2001*#........    16.74           0.12             (4.47)            (4.35)           (0.11)         (1.16)
Year ended 3/31/2000*#........    14.12           0.10              4.91              5.01            (0.06)         (2.33)
Year ended 3/31/1999#.........    14.81           0.11              0.39              0.50            (0.12)         (1.07)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 7.93         $ 0.07            $ 1.92            $ 1.99           $   --         $   --
Year ended 3/31/2003*#........    10.30           0.08             (2.47)            (2.39)           (0.04)            --
Year ended 3/31/2002*#........    10.95           0.06             (0.71)            (0.65)              --             --
Year ended 3/31/2001*#........    16.51           0.07             (4.38)            (4.31)           (0.09)         (1.16)
Year ended 3/31/2000*#........    13.97           0.06              4.86              4.92            (0.05)         (2.33)
Year ended 3/31/1999*#........    14.67           0.08              0.40              0.48            (0.11)         (1.07)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 7.50         $ 0.03            $ 1.81            $ 1.84           $   --         $   --
Year ended 3/31/2003*#........     9.87           0.02             (2.38)            (2.36)           (0.01)            --
Year ended 3/31/2002*#........    10.56          (0.01)            (0.68)            (0.69)              --             --
Year ended 3/31/2001*#........    16.06             --             (4.27)            (4.27)           (0.07)         (1.16)
Year ended 3/31/2000*#........    13.75          (0.05)             4.72              4.67            (0.03)         (2.33)
Year ended 3/31/1999#.........    14.56          (0.03)             0.38              0.35            (0.09)         (1.07)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 7.43         $ 0.03            $ 1.75            $ 1.78           $   --         $   --
Year ended 3/31/2003*#........     9.63           0.01             (2.33)            (2.32)           (0.01)            --
Year ended 3/31/2002*#........    10.30          (0.01)            (0.66)            (0.67)              --             --
Year ended 3/31/2001*#........    15.72          (0.02)            (4.17)            (4.19)           (0.07)         (1.16)
Year ended 3/31/2000*#........    13.52          (0.03)             4.60              4.57            (0.04)         (2.33)
Year ended 3/31/1999#.........    14.34          (0.03)             0.37              0.34            (0.09)         (1.07)

---------------

   * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 +++ Rate represents the International Equity Master Portfolio.

  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure. The portfolio turnover rate for the International Equity Master Portfolio was 48% for the period beginning October 8, 1999 and ending March 31, 2000.

(a) The Reimbursement from Investment Adviser (see note 12) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

                                                                                                                WITHOUT WAIVERS
                                                                                                                AND/OR EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                                ---------------
                NET INCREASE                                           RATIO OF     RATIO OF NET                   RATIO OF
                IN NET ASSET                             NET ASSETS   OPERATING      INVESTMENT                    OPERATING
    TOTAL        VALUE FROM      NET ASSET                 END OF      EXPENSES    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
DIVIDENDS AND    REDEMPTION        VALUE        TOTAL      PERIOD     TO AVERAGE     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS       FEES       END OF PERIOD   RETURN++    (000)      NET ASSETS     NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

   $   --          $  --##        $10.03        25.22%    $742,005    1.13%+(a)         1.71%+          48%          1.14%+
    (0.05)            --##          8.01       (23.19)     556,619    1.18              1.10           100+++        1.18
       --##           --           10.49        (5.65)     474,738    1.16              0.88            85+++        1.16
    (1.27)            --           11.12       (27.40)     724,572    1.15              0.89            92+++        1.16
    (2.39)            --           16.74        39.85      866,731    1.14              0.69           129###        1.18
    (1.19)            --           14.12         3.68      743,861    1.13              0.79           146           1.13
   $   --          $  --          $ 9.92        25.09%    $ 22,351    1.38%+(a)         1.46%+          48%          1.39%+
    (0.04)          0.06            7.93       (22.71)      18,870    1.43              0.85           100+++        1.43
       --             --           10.30        (5.94)      30,067    1.41              0.63            85+++        1.41
    (1.25)            --           10.95       (27.54)      46,770    1.40              0.64            92+++        1.41
    (2.38)            --           16.51        39.54       43,111    1.39              0.44           129###        1.43
    (1.18)            --           13.97         3.59       12,785    1.38              0.54           146           1.38
   $   --          $  --          $ 9.34        24.53%    $  8,364    2.13%+(a)         0.71%+          48%          2.14%+
    (0.01)            --##          7.50       (23.96)       7,068    2.18              0.10           100+++        2.18
       --             --            9.87        (6.53)      14,408    2.16             (0.12)           85+++        2.16
    (1.23)            --           10.56       (28.11)      20,747    2.15             (0.11)           92+++        2.16
    (2.36)            --           16.06        38.14       32,073    2.14             (0.31)          129###        2.18
    (1.16)            --           13.75         2.65       28,266    2.13             (0.21)          146           2.13
   $   --          $0.04          $ 9.25        24.50%    $  1,443    2.13%+(a)         0.71%+          48%          2.14%+
    (0.01)          0.13            7.43       (22.78)       1,249    2.18              0.10           100+++        2.18
       --             --            9.63        (6.50)       1,245    2.16             (0.12)           85+++        2.16
    (1.23)            --           10.30       (28.22)       1,166    2.15             (0.11)           92+++        2.16
    (2.37)            --           15.72        38.12          987    2.14             (0.31)          129###        2.18
    (1.16)            --           13.52         2.63          824    2.13             (0.21)          146           2.13

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                 NET ASSET                    NET REALIZED     NET INCREASE/     NET INCREASE
                                   VALUE          NET        AND UNREALIZED    (DECREASE) IN     IN NET ASSET       NET ASSET
                                 BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     VALUE FROM          VALUE
                                 OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS   REDEMPTION FEES   END OF PERIOD
                                 ----------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.98        $ 0.03           $ 1.94           $ 1.97             $  --            $8.95
Year ended 3/31/2003#.........      8.36          0.04            (1.42)           (1.38)               --             6.98
Year ended 3/31/2002#.........      8.03         (0.01)            0.34             0.33                --             8.36
Period ended 3/31/2001*#......     10.00            --##          (1.97)           (1.97)               --             8.03
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.93        $ 0.02           $ 1.93           $ 1.95             $  --            $8.88
Year ended 3/31/2003#.........      8.32          0.01            (1.40)           (1.39)               --             6.93
Year ended 3/31/2002#.........      8.01         (0.01)            0.32             0.31                --             8.32
Period ended 3/31/2001*#......     10.00         (0.01)           (1.98)           (1.99)               --             8.01
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.79        $(0.01)          $ 1.89           $ 1.88             $  --            $8.67
Year ended 3/31/2003#.........      8.22         (0.04)           (1.39)           (1.43)               --             6.79
Year ended 3/31/2002#.........      7.97         (0.07)            0.32             0.25                --             8.22
Period ended 3/31/2001*#......     10.00         (0.08)           (1.95)           (2.03)               --             7.97
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.80        $(0.01)          $ 1.87           $ 1.86             $0.01            $8.67
Year ended 3/31/2003#.........      8.22         (0.05)           (1.37)           (1.42)               --             6.80
Year ended 3/31/2002#.........      7.97         (0.07)            0.32             0.25                --             8.22
Period ended 3/31/2001*#......     10.00         (0.09)           (1.94)           (2.03)               --             7.97

---------------

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                      ----------------
                            RATIO OF       RATIO OF NET                   RATIO OF
           NET ASSETS       OPERATING       INVESTMENT                   OPERATING
             END OF        EXPENSES TO     INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD        AVERAGE NET      TO AVERAGE    TURNOVER        AVERAGE
RETURN++     (000)           ASSETS         NET ASSETS      RATE         NET ASSETS
--------------------------------------------------------------------------------------

  28.22%    $221,014          1.23%+(a)         0.74%+        81%           1.23%+(a)
 (16.51)      95,093          1.48(a)           0.58         193            1.80(a)
   4.11        2,700          1.42(a)(b)       (0.08)        307            4.02(a)
 (19.70)       1,477          1.47+             0.12+        442            6.28+
  28.14%    $  6,215          1.48%+(a)         0.49%+        81%           1.48%+(a)
 (16.71)       2,272          1.73(a)           0.33         193            2.05(a)
   3.87        1,526          1.67(a)(b)       (0.33)        307            4.27(a)
 (19.90)       2,797          1.72+            (0.13)+       442            6.53+
  27.69%    $  4,475          2.23%+(a)        (0.26)%+       81%           2.23%+(a)
 (17.40)       2,782          2.48(a)          (0.42)        193            2.80(a)
   3.14        1,951          2.42(a)(b)       (1.08)        307            5.02(a)
 (20.30)       2,031          2.47+            (0.88)+       442            7.28+
  27.50%    $  1,624          2.23%+(a)        (0.26)%+       81%           2.23%+(a)
 (17.27)         869          2.48(a)          (0.42)        193            2.80(a)
   3.14          869          2.42(a)(b)       (1.08)        307            5.02(a)
 (20.30)         974          2.47+            (0.88)+       442            7.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the international stock portfolios of Funds
Trust: Global Value Fund, International Value Fund, International Equity Fund and International Opportunities Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Subject to certain limited exceptions, International Value Fund is no longer accepting new investments from current or prospective investors. Please see the Fund's current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in International Value Master Portfolio (the "Master Portfolio"), a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Fund's investments in the Master Portfolio included in the Statements of net assets reflects the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (83.5% for International Value Master Portfolio at September 30, 2003). The financial statements of the Master Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

International Equity Fund and International Opportunities Fund operate in a master-feeder structure. The Funds seek to achieve their investment objective by investing substantially all of their assets in International Equity Master Portfolio and International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as the Feeder Funds. Because the value of the Funds' investments in the International Equity Master Portfolio and the International Opportunities Master Portfolio as of and for the six months ended September 30, 2003 represented substantially all of the beneficial interests in the International Equity Master Portfolio and the International Opportunities Master Portfolio, the financial statements for the International Equity Fund and the International Opportunities Fund reflect the consolidation of the International Equity Master Portfolio and the International Opportunities Master Portfolio. Separate financial statements for the International Equity Master Portfolio and the International Opportunities Master Portfolio have not been prepared and references in this report to International Equity Fund and International Opportunities Fund should be read to include references to the corresponding Master Portfolios.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Debt securities are generally

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of the Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolio uses valuation policies consistent with those described above.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, and the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of their investments in the Master Portfolio.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid annually. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Fund records its share of the expenses reported by the Master Portfolio on a daily basis. The expenses are allocated daily to investors in the Master Portfolio based upon the relative value of the Feeder Fund's investments in the Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into investment advisory agreements (the "Investment Advisory Agreements") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Investment Advisory Agreements, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Global Value................................................     0.90%
International Equity........................................     0.80%
International Opportunities.................................     0.80%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolio).

Funds Trust has, on behalf of the Global Value Fund, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

The International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. INVESCO Global Asset Management (N.A.), Inc. ("INVESCO"), Putnam Investment Management, LLC ("Putnam") and Marsico Capital Management, LLC ("Marsico") each manage approximately one-third of the assets of the Fund. Pursuant to the sub-advisory agreement, INVESCO, Putnam and Marsico are entitled to receive a fee from BACAP at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Funds' average daily net assets under management.

Master Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of Global Value Fund, International Equity Fund and International Opportunities Fund. International Value Fund pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.14% (annualized) of the Funds' average daily net assets (net of sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing and distribution fees) exceed an annual rate of 1.40% of Global Value Fund's average daily net assets and 1.50% of International Opportunities Fund's average daily net assets. There is no guarantee that these expense limitations will continue after this date.

BACAP is entitled to recover from Global Value Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the Global Value Fund to exceed the expense limitation in effect at the time of recovery.

At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                                  POTENTIAL AMOUNT     POTENTIAL AMOUNT     POTENTIAL AMOUNT     AMOUNT RECOVERED
                                                  TO RECOVER WITHIN    TO RECOVER WITHIN    TO RECOVER WITHIN     DURING PERIOD
                                                       3 YEARS              3 YEARS              3 YEARS              ENDED
                                                    AS OF 9/30/03        AS OF 3/31/03        AS OF 3/31/02          9/30/03
                                                  -------------------------------------------------------------------------------
Global Value....................................        $  --                $  --                $  --              $69,678

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $442 under expense offset arrangements with BNY. The Funds could have invested a portion of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% attributable to the net assets of the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $28,888 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Global Value................................................      $ 13           $--           $18            $6
International Value.........................................         7            25            94             3
International Equity........................................        --             1             2             4
International Opportunities.................................       351            --             4             1

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased after August 1, 2002 and are redeemed (either by selling shares or exchanging into another Fund) within 90 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading in and out of Funds. The redemption fees are included as an increase to Paid in capital on the Statements of net assets and as a decrease to shares redeemed in the Schedules of capital stock activity. For the six months ended September 30, 2003, the Funds received the following in redemption fees:

                                                                                REDEMPTION FEE
                                                                                     (000)
                                                              ---------------------------------------------------
FUND                                                          PRIMARY A    INVESTOR A    INVESTOR B    INVESTOR C
-----------------------------------------------------------------------------------------------------------------
Global Value................................................    $  --        $  --         $  --         $   1
International Value.........................................        8           --            --            --
International Equity........................................        6           --            --             7
International Opportunities.................................       --           --            --             2

No officer, director or employee of Bank of America or BACAP Distributors, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

A significant portion of each Fund's Primary Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

The Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT        PLAN
                                                               RATE         LIMIT
                                                              ---------------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................   0.25%         0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%         0.25%
Investor B and Investor C Distribution Plans................   0.75%         0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                               PURCHASES          SALES
                                                                 (000)            (000)
                                                              ---------------------------
Global Value................................................    $ 55,435         $ 27,831
International Equity........................................     382,901          327,284
International Opportunities.................................     219,786          126,822

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2003.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the International Equity Fund and International Opportunities Fund had the following forward foreign currency contracts outstanding:

                                                                                     VALUE OF
                                                                   VALUE OF          CONTRACT                        UNREALIZED
                                                                   CONTRACT            WHEN        MARKET VALUE    APPRECIATION/
                                                                 WHEN OPENED          OPENED       OF CONTRACT     (DEPRECIATION)
                                             LOCAL             (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                 CURRENCY                (000)             (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND:
CONTRACTS TO BUY:
Expiring December 17, 2003.........    Australian Dollar                930          $    600        $    624         $    24
Expiring December 17, 2003.........    Australian Dollar              2,710             1,748           1,819              71
Expiring December 17, 2003.........    Australian Dollar              1,394               899             936              37
Expiring December 17, 2003.........    Australian Dollar              3,175             2,048           2,131              83
Expiring December 17, 2003.........    Australian Dollar                465               300             312              12
Expiring December 17, 2003.........    Australian Dollar                465               300             312              12
Expiring December 17, 2003.........    Australian Dollar              1,349               854             906              52
Expiring December 17, 2003.........    Australian Dollar              1,349               854             905              51
Expiring December 17, 2003.........     Canadian Dollar               1,702             1,211           1,257              46
Expiring December 17, 2003.........       Swiss Franc                11,211             8,311           8,507             196
Expiring December 17, 2003.........           Euro                    1,068             1,161           1,241              80
Expiring December 17, 2003.........           Euro                   13,805            15,815          16,041             226
Expiring December 17, 2003.........  British Pound Sterling           2,251             3,515           3,719             204
Expiring December 17, 2003.........  British Pound Sterling           5,361             8,798           8,857              59
Expiring December 17, 2003.........       Japanese Yen              143,931             1,229           1,292              63
Expiring December 17, 2003.........    Mexican Nuevo Peso             6,536               590             587              (3)
Expiring December 17, 2003.........    Mexican Nuevo Peso             6,536               588             587              (1)
Expiring December 17, 2003.........    Mexican Nuevo Peso             8,197               739             736              (3)
Expiring December 17, 2003.........    Mexican Nuevo Peso             2,732               246             245              (1)
Expiring December 17, 2003.........     Norwegian Krone               8,781             1,155           1,240              85
                                                                                                                      -------
  Net unrealized appreciation......                                                                                   $ 1,293
                                                                                                                      -------
CONTRACTS TO SELL:
Expiring December 17, 2003.........     Canadian Dollar              (1,702)         $ (1,240)       $ (1,257)        $   (17)
Expiring December 17, 2003.........       Swiss Franc                (3,265)           (2,317)         (2,477)           (160)
Expiring December 17, 2003.........       Swiss Franc               (11,211)           (8,076)         (8,507)           (431)
Expiring December 17, 2003.........           Euro                   (2,643)           (2,855)         (3,072)           (217)
Expiring December 17, 2003.........           Euro                     (568)             (613)           (659)            (46)
Expiring December 17, 2003.........           Euro                   (1,171)           (1,304)         (1,361)            (57)
Expiring December 17, 2003.........           Euro                  (13,805)          (15,399)        (16,041)           (642)
Expiring December 17, 2003.........  British Pound Sterling          (5,361)           (8,460)         (8,857)           (397)
Expiring December 17, 2003.........       Japanese Yen             (143,931)           (1,230)         (1,292)            (62)
Expiring December 17, 2003.........    Mexican Nuevo Peso           (24,000)           (2,171)         (2,155)             16
Expiring December 17, 2003.........     Norwegian Krone              (8,781)           (1,159)         (1,240)            (81)
                                                                                                                      -------
  Net unrealized depreciation......                                                                                   $(2,094)
                                                                                                                      -------
  Total net unrealized
    depreciation...................                                                                                   $  (801)
                                                                                                                      =======
INTERNATIONAL OPPORTUNITIES FUND:
CONTRACTS TO BUY:
Expiring December 17, 2003.........       Swiss Franc                 9,032          $  6,695        $  6,853         $   158
Expiring December 17, 2003.........           Euro                   10,852            12,433          12,610             177
Expiring December 17, 2003.........  British Pound Sterling           4,311             7,076           7,123              47
                                                                                                                      -------
  Net unrealized appreciation......                                                                                   $   382
                                                                                                                      -------

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                     VALUE OF
                                                                   VALUE OF          CONTRACT                        UNREALIZED
                                                                   CONTRACT            WHEN        MARKET VALUE    APPRECIATION/
                                                                 WHEN OPENED          OPENED       OF CONTRACT     (DEPRECIATION)
                                             LOCAL             (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                 CURRENCY                (000)             (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
Expiring December 17, 2003.........       Swiss Franc                (9,032)         $ (6,507)       $ (6,853)        $  (346)
Expiring December 17, 2003.........           Euro                  (10,852)          (12,106)        (12,610)           (504)
Expiring December 17, 2003.........  British Pound Sterling          (4,311)           (6,803)         (7,123)           (320)
                                                                                                                      -------
  Net unrealized depreciation......                                                                                   $(1,170)
                                                                                                                      -------
  Total net unrealized
    depreciation...................                                                                                   $  (788)
                                                                                                                      =======

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
                                                                 (000)          RATE
                                                              ------------------------
International Equity Fund...................................      $39           1.56%

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
FUND                                                                (000)               (000)
--------------------------------------------------------------------------------------------------
Global Value................................................       $15,778             $16,827
International Equity........................................        61,522              65,248
International Opportunities.................................        21,843              22,567

9.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                    NET TAX        ON DERIVATIVES
                                                    COST OF                                        UNREALIZED       AND FOREIGN
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                 (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Global Value....................................   $271,681        $25,700         $(19,126)       $   6,574           $   8
International Value.............................        N/A*           N/A*             N/A*        (234,065)              5
International Equity............................    761,498         99,988          (22,894)          77,094            (690)
International Opportunities.....................    232,331         29,688             (966)          28,722            (763)

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                                 2007           2009           2010           2011
FUND                                                             (000)          (000)          (000)          (000)
----------------------------------------------------------------------------------------------------------------------
International Value.........................................     $  --          $ --         $     --        $75,615
International Equity........................................        --            --          128,015         51,782
International Opportunities.................................        --           166            2,333          1,377

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                                  CAPITAL           CURRENCY
                                                              LOSSES DEFERRED    LOSSES DEFERRED
FUND                                                               (000)              (000)
------------------------------------------------------------------------------------------------
Global Value................................................      $   277             $ --
International Value.........................................       66,355               27
International Equity........................................       16,709              750
International Opportunities.................................        2,358              230

10.  REORGANIZATIONS

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Funds Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                                         REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
--------------------------------------------------------------------------------------------
International Value                                   International Value
International Equity                                  International Equity
Emerging Markets                                      Emerging Markets

CONVERSION OF COMMON TRUST FUNDS

On July 19, 2002, the International Equity Fund (the "Acquiring Fund"), acquired the net assets of Bank of America International Equity Fund, a common trust fund managed by Bank of America, (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized depreciation as of the conversion date were as follows:

                                                             ACQUIRED
                                       TOTAL NET ASSETS        FUND
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    DEPRECIATION
     (000)               (000)               (000)            (000)
-----------------------------------------------------------------------
    $97,940            $451,505            $549,445          $(8,636)

11.  SUBSEQUENT EVENT

Global Value Fund will no longer accept new investments from current or prospective investors (subject to limited exceptions) after December 31, 2003.

12.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


agreement during the indicated periods as follows: Nations International Equity Fund (May 2001 through July 2003) -- $66,200.

The receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of the impacted Fund.

The receivable described in the preceding paragraphs reflects only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and does not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio Semi-annual Report

                                     SEPTEMBER 30, 2003 (UNAUDITED)

The following pages should be read in conjunction with Nations International Value Fund's Semi-annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 97.3%
             BELGIUM -- 0.6%
   865,400   Interbrew.....................................................   $   21,547
                                                                              ----------
             BERMUDA -- 2.1%
 3,693,380   Tyco International Ltd. ......................................       75,456
                                                                              ----------
             BRAZIL -- 3.5%
   241,760   Brasil Telecom Participacoes SA, ADR(a).......................        9,259
11,414,270   Centrais Eletricas Brasileiras SA, ADR........................       46,398
 1,984,600   Petroleo Brasileiro SA-'A', ADR...............................       42,173
 2,164,000   Tele Norte Leste Participacoes SA, ADR(a).....................       30,166
                                                                              ----------
                                                                                 127,996
                                                                              ----------
             FRANCE -- 5.4%
 7,367,100   Alcatel SA, ADR!!(a)..........................................       87,153
 3,710,000   European Aeronautic Defence and Space Company(a)..............       57,203
   831,400   Renault SA....................................................       49,185
                                                                              ----------
                                                                                 193,541
                                                                              ----------
             GERMANY -- 8.6%
 1,094,000   BASF AG, ADR..................................................       47,873
 2,113,700   Bayerische Hypo-und Vereinsbank AG, ADR!!.....................       35,938
 6,010,800   Deutsche Telekom AG, ADR!!(a).................................       86,796
 1,675,900   E.On AG, ADR(a)...............................................       81,784
 1,289,000   Volkswagen AG.................................................       57,567
                                                                              ----------
                                                                                 309,958
                                                                              ----------
             HONG KONG -- 1.0%
 6,316,000   Swire Pacific, Ltd. 'A', ADR(a)...............................       37,273
                                                                              ----------
             ITALY -- 4.2%
21,867,350   IntesaBci SpA.................................................       66,211
 3,391,281   Telecom Italia SpA, ADR!!.....................................       84,273
                                                                              ----------
                                                                                 150,484
                                                                              ----------
             JAPAN -- 19.8%
 1,535,000   Daiichi Pharmaceutical Company, Ltd.!!........................       24,870
 1,199,825   Hitachi, Ltd., ADR(a).........................................       65,858
     7,621   Japan Tobacco, Inc. ..........................................       49,799
 1,230,000   Komatsu Ltd. .................................................        6,408
 1,904,950   Komatsu Ltd., ADR.............................................       39,697
 7,136,310   Matsushita Electric Industrial Company Ltd., ADR..............       85,350
10,262,000   Mitsubishi Heavy Industries, Ltd. ............................       29,762
11,021,990   Mitsubishi Tokyo Financial Group Inc.(a)......................       70,981
10,133,000   Nippon Mitsubishi Oil Corporation.............................       44,626
 2,571,180   Nippon Telegraph and Telephone Corporation, ADR(a)............       58,212
 1,125,000   Ono Pharmaceutical Company, Ltd. .............................       40,281
 4,231,000   Sankyo Company, Ltd. .........................................       61,695
     2,986   Sumitomo Mitsui Financial Group, Inc.(a)......................       12,028

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
10,757,100   Sumitomo Mitsui Financial Group, Inc., ADR(a).................   $   43,331
 1,365,600   TDK Corporation, ADR..........................................       81,117
                                                                              ----------
                                                                                 714,015
                                                                              ----------
             MEXICO -- 4.2%
 3,833,300   America Movil SA de CV 'L', ADR...............................       88,587
 2,023,850   Telefonos de Mexico SA de CV 'L', ADR.........................       61,829
                                                                              ----------
                                                                                 150,416
                                                                              ----------
             NETHERLANDS -- 4.7%
 2,897,290   ABN AMRO Holding NV, ADR(a)...................................       53,513
   970,000   Akzo Nobel NV, ADR............................................       30,410
 9,153,900   Koninklijke Ahold NV!!(a).....................................       87,307
                                                                              ----------
                                                                                 171,230
                                                                              ----------
             NEW ZEALAND -- 1.4%
 2,067,200   Telecom Corporation of New Zealand Ltd., ADR(a)...............       50,481
                                                                              ----------
             PORTUGAL -- 2.1%
 9,556,776   Portugal Telecommunications, SGPS, SA, ADR....................       75,212
                                                                              ----------
             RUSSIA -- 1.4%
   636,870   LUKOIL, ADR...................................................       52,402
                                                                              ----------
             SINGAPORE -- 4.0%
   263,453   DBS Group Holdings Ltd., ADR@.................................        7,864
 8,994,000   Development Bank of Singapore.................................       67,120
 3,464,100   Jardine Matheson Holdings, Ltd., ADR..........................       24,942
 7,142,000   Overseas-Chinese Banking Corporation Ltd. ....................       46,276
                                                                              ----------
                                                                                 146,202
                                                                              ----------
             SOUTH AFRICA -- 1.7%
 4,967,200   SABMiller plc, ADR............................................       39,216
 2,895,450   South African Breweries plc@..................................       22,658
                                                                              ----------
                                                                                  61,874
                                                                              ----------
             SOUTH KOREA -- 4.2%
 5,181,200   Korea Electric Power Corporation, ADR.........................       54,506
 2,914,300   KT Corporation, ADR(a)........................................       58,082
 1,402,400   POSCO, ADR....................................................       40,109
                                                                              ----------
                                                                                 152,697
                                                                              ----------
             SPAIN -- 6.6%
 5,992,233   Banco Bilbao Vizcaya Argentaria SA, ADR(a)....................       61,960
 4,348,930   Repsol YPF SA, ADR............................................       71,627
 2,943,232   Telefonica SA, ADR(a).........................................      104,337
                                                                              ----------
                                                                                 237,924
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             SWITZERLAND -- 6.7%
   322,000   Nestle SA (REGD)..............................................   $   74,246
 2,291,700   Swisscom AG, ADR..............................................       67,101
 8,171,359   Zurich Financial Services AG, ADR@ (a)........................      102,093
                                                                              ----------
                                                                                 243,440
                                                                              ----------
             UNITED KINGDOM -- 14.0%
 4,485,630   BAE Systems plc, ADR(a).......................................       50,080
 2,620,100   British American Tobacco plc, ADR.............................       56,752
 1,152,030   BT Group plc, ADR(a)..........................................       34,907
 3,804,000   Corus Group plc, ADR!!........................................       13,200
19,500,935   Friends Provident plc.........................................       41,633
17,026,100   Granada plc...................................................       26,449
 2,113,220   Imperial Chemical Industries plc, ADR.........................       23,562
18,541,415   Invensys plc, ADR.............................................       17,559
 4,173,100   Marks & Spencer Group plc(a)..................................       21,216
 1,658,280   Marks & Spencer Group plc, ADR................................       50,583
 3,290,151   Reuters Group plc(a)..........................................       71,330
22,958,200   Royal & Sun Alliance Insurance Group plc(a)...................       30,800
14,732,700   Safeway plc...................................................       67,924
                                                                              ----------
                                                                                 505,995
                                                                              ----------
             VENEZUELA -- 1.1%
 2,878,864   Cia Anonima Nacional Telefonos de Venezuela, ADR..............       39,786
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $3,713,538)...........................................    3,517,929
                                                                              ----------
             PREFERRED STOCKS -- 0.6%
             BRAZIL -- 0.6%
               (Cost $44,569)
   663,200   Telecomunicacoes Brasileiras SA -- Telebras, ADR(a)...........       21,342
                                                                              ----------
             RIGHTS -- 0.1%
             UNITED KINGDOM -- 0.1%
               (Cost $19,902)
22,958,200   Royal & Sun Alliance Insurance Group plc Expire 10/15/03......        4,673
                                                                              ----------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 9.9%
               (Cost $357,629)
   357,629   Nations Cash Reserves, Capital Class Shares#..................      357,629
                                                                              ----------

                                                                                 VALUE
                                                                                 (000)
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $4,135,638*)................................     107.9%  $3,901,573
                                                                              ----------
             OTHER ASSETS AND LIABILITIES (NET)..................      (7.9)%
             Cash..........................................................   $       28
             Dividends receivable..........................................        7,546
             Interest receivable...........................................           37
             Collateral on securities loaned...............................     (289,348)
             Investment advisory fee payable...............................       (2,535)
             Administration fee payable....................................         (151)
             Accrued Trustees' fees and expenses...........................          (30)
             Accrued expenses and other liabilities........................          (93)
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (284,546)
                                                                              ----------
             NET ASSETS..........................................     100.0%  $3,617,027
                                                                              ==========

---------------

 * Federal income tax information: net unrealized depreciation of $234,065 on investment securities was comprised of gross appreciation of $356,671 and depreciation of $590,736 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $4,135,638.

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $289,348.

(a)All or a portion of security was on loan at September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $330,614 and $271,337, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          23.4%   $       849,028
Commercial banking..........................................          12.8            465,222
Oil and gas.................................................           5.8            210,828
Insurance...................................................           4.8            174,526
Food and drug stores........................................           4.3            155,231
Electrical equipment........................................           4.1            146,975
Electric power -- Non nuclear...............................           3.5            128,182
Pharmaceuticals.............................................           3.5            126,846
Aerospace and defense.......................................           3.0            107,283
Automotive..................................................           3.0            106,752
Tobacco.....................................................           2.9            106,551
Media.......................................................           2.7             97,779
Heavy machinery.............................................           2.6             93,426
Networking and telecommunications equipment.................           2.4             87,153
Housing and furnishing......................................           2.4             85,350
Beverages...................................................           2.3             83,421
Chemicals -- Specialty......................................           2.2             78,283
Conglomerates...............................................           2.1             75,456
Food products...............................................           2.1             74,246
Retail -- Specialty.........................................           2.0             71,799
Other.......................................................           5.4            193,592
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          97.3          3,517,929
PREFERRED STOCKS............................................           0.6             21,342
RIGHTS......................................................           0.1              4,673
INVESTMENT COMPANIES........................................           9.9            357,629
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         107.9          3,901,573
OTHER ASSETS AND LIABILITIES (NET)..........................          (7.9)          (284,546)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $     3,617,027
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                 INTERNATIONAL
                                                                     VALUE
                                                                     MASTER
                                                                   PORTFOLIO
                                                                 --------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,277)......     $       45,715
Dividends income from affiliated funds......................                317
Interest....................................................                  7
Securities lending..........................................                689
                                                                 --------------
    Total investment income.................................             46,728
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................             15,087
Administration fee..........................................                838
Custodian fees..............................................                172
Legal and audit fees........................................                 26
Trustees' fees and expenses.................................                  9
Other.......................................................                 18
                                                                 --------------
    Total expenses..........................................             16,150
Fees waived by investment advisor...........................             (1,062)
Fees reduced by credits allowed by the custodian............                 (1)
                                                                 --------------
    Net expenses............................................             15,087
                                                                 --------------
NET INVESTMENT INCOME.......................................             31,641
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................                700
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................               (447)
                                                                 --------------
Net realized gain/(loss) on investments.....................                253
                                                                 --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................          1,047,378
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................                (22)
                                                                 --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          1,047,356
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......          1,047,609
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $    1,079,250
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                     INTERNATIONAL VALUE
                                                                      MASTER PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $       31,641     $       51,272
Net realized gain/(loss) on investments.....................             253           (154,550)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................       1,047,356         (1,154,002)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................       1,079,250         (1,257,280)
Contributions...............................................         296,547          2,921,731
Withdrawals.................................................        (492,285)        (2,570,220)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         883,512           (905,769)
NET ASSETS:
Beginning of period.........................................       2,733,515          3,639,284
                                                              --------------     --------------
End of period...............................................  $    3,617,027     $    2,733,515
                                                              ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                              WITHOUT WAIVERS
                                                                    RATIO OF                                  AND/OR EXPENSE
                                                                   OPERATING                                  REIMBURSEMENTS
                                                                    EXPENSES                                  ---------------
                                                     RATIO OF      INCLUDING      RATIO OF NET                   RATIO OF
                                                    OPERATING       INTEREST       INVESTMENT                    OPERATING
                                                     EXPENSES       EXPENSE       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                          TOTAL     TO AVERAGE     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
                                         RETURN     NET ASSETS     NET ASSETS      NET ASSETS       RATE        NET ASSETS
                                         ------------------------------------------------------------------------------------
INTERNATIONAL VALUE MASTER PORTFOLIO:
Six months ended 9/30/2003
  (unaudited)..........................   40.41%       0.90%+         0.90%+(c)       1.88%+          6%           0.96%+(c)
Year ended 3/31/2003...................  (28.54)       0.90(c)        0.90(c)(d)      1.45           25            0.96(c)
Year ended 3/31/2002...................    0.08        0.93(c)        0.93(c)(d)      1.61           19            0.96(c)
Year ended 3/31/2001...................      --@       0.87(c)        0.87(c)(d)      2.16           14            0.97(c)
Period ended 3/31/2000(a)..............      --@       0.88+          0.88+           2.31+          22            0.98+

---------------

 + Annualized.

 @ Total return not required for periods indicated.

(a)International Value Master Portfolio commenced operations on October 18,
   1999.

(c)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Master Trust offered twelve separate portfolios. These financial statements pertain only to the International Value Master Portfolio (the "Master Portfolio"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets.

The following investors were invested in the Master Portfolio at September 30, 2003:

INTERNATIONAL VALUE MASTER PORTFOLIO:
Nations International Value Fund............................  83.5%
Nations International Value Fund (Offshore).................   1.3%
Banc of America Capital Management Funds VII - International
  Value Fund................................................  15.2%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees.

Futures contracts: A Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Master Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Master Portfolio is required to deposit with the broker and amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, the Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when the Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Federal income taxes: The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolio. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.90% of International Value Master Portfolio's average daily net assets.

The Master Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

Beginning March 8, 2002, BACAP voluntarily agreed to limit total annual operating expenses to 0.90% of the International Value Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.05% (annualized) of the Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2003, expenses of the Master Portfolio were reduced by $852 under expense offset arrangements with BNY. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BACAP Distributors, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

The Master Portfolio has made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds (or allocated from Portfolio)". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES      SALES
                                                                (000)        (000)
                                                              ----------------------
International Value Master Portfolio........................  $203,252     $385,192

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2003.

4.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. The Master Portfolio maintains a ratio of net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolio had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, there were no borrowings by the Master Portfolio under the Agreement.

5.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolio. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the Master Portfolio had securities on loan as follows:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
                                                                    (000)               (000)
                                                              ------------------------------------
International Value Master Portfolio........................      $271,337            $289,348

6.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




INTSTKSAR
(9/03)

                                             Nations Short-Term
                                             Income Fund

                                             Nations
                                             Short-Intermediate
                                             Government Fund

                                             Nations Government
                                             Securities Fund

                                             Nations Intermediate
                                             Bond Fund

         GOVERNMENT & CORPORATE              Nations Bond Fund
         --------------------------------
         Semiannual report for the period    Nations Strategic
         ended September 30, 2003            Income Fund

                                             Nations High Yield
                                             Bond Fund


                                             [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Income Fund                                3
                                       Nations Short-Intermediate Government Fund                   11
                                       Nations Government Securities Fund                           14
                                       Nations Intermediate Bond Fund                               17
                                       Nations Bond Fund                                            18
                                       Nations Strategic Income Fund                                29
                                       Nations High Yield Bond Fund                                 38
                                     Statements of operations                                       40
                                     Statements of changes in net assets                            42
                                     Schedules of capital stock activity                            46
                                     Financial highlights                                           54
                                     Notes to financial statements                                  68
                                     Statement of net assets -- Nations Master Investment Trust
                                       Nations Intermediate Bond Master Portfolio                   91
                                       Nations High Yield Bond Master Portfolio                     98
                                     Statement of operations                                       109
                                     Statement of changes in net assets                            110
                                     Financial highlights                                          110
                                     Notes to financial statements                                 111

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 13.5%
            ASSET-BACKED -- AUTO LOANS -- 7.9%
$   2,500   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    2,593
    1,000   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................        1,000
    2,475   BankBoston RV Asset Backed Trust,
              Series 1997-1, Class A9,
              6.630% 08/15/10.............................................        2,497
    2,000   BMW Vehicle Owner Trust,
              Series 2003-A, Class A4,
              2.530% 02/25/08.............................................        2,017
      847   Capital Auto Receivables Asset Trust,
              Series 2002-2, Class CTFS,
              4.180% 10/15/07.............................................          867
    3,000   Capital Auto Receivables Asset Trust,
              Series 2003-1, Class A2A,
              2.270% 01/17/06.............................................        3,032
    4,000   Capital Auto Receivables Asset Trust,
              Series 2003-3, Class A3A,
              2.960% 01/15/08.............................................        4,079
    3,000   Capital One Auto Finance Trust,
              Series 2002-A, Class A3,
              4.030% 08/15/06.............................................        3,061
    1,070   Chase Manhattan Auto Owner Trust,
              Series 2002-A, Class A4,
              4.240% 09/15/08.............................................        1,117
    3,953   Chase Manhattan Auto Owner Trust,
              Series 2003-B, Class A4,
              2.570% 02/16/10.............................................        3,954
    2,000   Daimler Chrysler Auto Trust,
              Series 2001-C, Class A4,
              4.630% 12/06/06.............................................        2,075
    4,700   Daimler Chrysler Auto Trust,
              Series 2002-A, Class A4,
              4.490% 10/06/08.............................................        4,916
    5,000   Daimler Chrysler Auto Trust,
              Series 2003-A, Class A4,
              2.880% 10/08/09.............................................        5,080
    1,650   First Security Auto Owner Trust,
              Series 2000-1, Class B,
              7.700% 12/17/07.............................................        1,671
    1,725   Ford Credit Auto Owner Trust,
              Series 2002-B, Class B,
              5.180% 10/16/06.............................................        1,827
    4,000   Ford Credit Auto Owner Trust,
              Series 2002-C, Class A4,
              3.790% 09/15/06.............................................        4,148
    2,000   Ford Credit Auto Owner Trust,
              Series 2003-B, Class A3B,
              1.170%** 01/15/07...........................................        2,000
    1,500   Harley-Davidson Motorcycle Trust,
              Series 2002-2, Class A2,
              3.090% 06/15/10.............................................        1,537
    2,008   Honda Auto Receivables Owner Trust,
              Series 2000-1, Class A4,
              6.670% 01/16/06.............................................        2,021

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$   4,000   Honda Auto Receivables Owner Trust,
              Series 2002-2, Class A3,
              3.830% 02/15/06.............................................   $    4,057
    3,000   Honda Auto Receivables Owner Trust,
              Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        3,019
    4,000   Household Automotive Trust,
              Series 2002-2, Class A3,
              2.850% 03/19/07.............................................        4,048
    1,431   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................        1,461
      767   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07.............................................          781
    3,300   Nissan Auto Receivables Owner Trust,
              Series 2002-A, Class A4,
              4.280% 10/16/06.............................................        3,423
    3,000   Nissan Auto Receivables Owner Trust,
              Series 2002-C, Class A4,
              3.330% 01/15/08.............................................        3,090
    1,500   Nissan Auto Receivables Owner Trust,
              Series 2003-A, Class A4,
              2.610% 07/15/08.............................................        1,515
    3,000   Nissan Auto Receivables Owner Trust,
              Series 2003-B, Class A3,
              1.510% 08/15/07.............................................        2,997
    1,908   Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06.............................................        1,930
    4,000   Toyota Auto Receivables Owner Trust,
              Series 2003-A, Class A4,
              2.200% 03/15/10.............................................        4,012
    1,134   Union Acceptance Corporation,
              Series 1999-A, Class A5,
              5.870% 09/08/06.............................................        1,135
    2,000   USAA Auto Owner Trust,
              Series 2001-2, Class A4,
              3.910% 04/16/07.............................................        2,049
    3,422   World Omni Auto Receivables Trust,
              Series 2001-B, Class A3,
              3.790% 11/20/05.............................................        3,456
                                                                             ----------
                                                                                 86,465
                                                                             ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 4.3%
    2,500   American Express Credit Account Master Trust,
              Series 1999-1, Class A,
              5.600% 11/15/06.............................................        2,559
    1,000   American Express Credit Account Master Trust,
              Series 1999-1, Class B,
              5.850% 11/15/06.............................................        1,024

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$   4,000   American Express Credit Account Master Trust,
              Series 1999-2, Class A,
              5.950% 12/15/06.............................................   $    4,118
    4,052   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        3,996
    2,000   Capital One Master Trust,
              Series 2001-7A, Class A,
              3.850% 08/15/07.............................................        2,049
    1,500   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              1.470%** 07/15/06...........................................        1,500
    2,357   Chase Credit Card Master Trust,
              Series 2000-1, Class C,
              1.850%** 06/15/07...........................................        2,365
    1,250   Citibank Credit Card Issuance Trust,
              Series 2000-A1, Class A1,
              6.900% 10/15/07.............................................        1,373
    5,000   Citibank Credit Card Issuance Trust,
              Series 2001-A8, Class A8,
              4.100% 12/07/06.............................................        5,160
    5,000   Citibank Credit Card Issuance Trust,
              Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................        5,045
    4,500   First USA Credit Card Master Trust,
              Series 1998-9, Class A,
              5.280% 09/18/06.............................................        4,555
    5,000   MBNA Credit Card Master Note Trust,
              Series 2001-C3, Class C3,
              6.550% 12/15/08.............................................        5,404
    3,000   MBNA Master Credit Card Trust,
              Series 1995-C, Class A,
              6.450% 02/15/08.............................................        3,240
    5,000   MBNA Master Credit Card Trust,
              Series 1999-G, Class A,
              6.350% 12/15/06.............................................        5,203
                                                                             ----------
                                                                                 47,591
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.3%
      315   First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24.............................................          324
    2,014   Residential Asset Mortgage Products, Inc.,
              Series 2001-RZ3, Class A4,
              6.130% 03/25/30.............................................        2,027
       17   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................           17

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$     423   Saxon Asset Securities Trust,
              Series 1998-1, Class MF1,
              7.050% 12/25/27.............................................   $      432
      945   Saxon Asset Securities Trust,
              Series 2001-3, Class AF3,
              4.490% 08/25/20.............................................          951
                                                                             ----------
                                                                                  3,751
                                                                             ----------
            ASSET-BACKED -- OTHER -- 1.0%
    2,000   CIT Equipment Collateral,
              Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        2,078
      781   CIT Equipment Collateral,
              Series 2002-VT1, Class B,
              3.970% 12/21/09.............................................          792
    5,227   Connecticut RRB Special Purpose Trust CL&P-1,
              Series 2001-1, Class A2,
              5.360% 03/30/07.............................................        5,406
    2,252   PSE&G Transition Funding LLC,
              Series 2001-1, Class A2,
              5.740% 03/15/07.............................................        2,336
                                                                             ----------
                                                                                 10,612
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $147,619).............................................      148,419
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 43.4%
            AEROSPACE AND DEFENSE -- 0.4%
    4,060   Northrop Grumman Corporation,
              7.000% 03/01/06.............................................        4,531
                                                                             ----------
            AUTOMOTIVE -- 1.2%
    1,500   American Axle & Manufacturing,
              9.750% 03/01/09.............................................        1,614
      849   Delphi Corporation,
              6.125% 05/01/04.............................................          865
    4,000   Ford Motor Credit Company,
              6.700% 07/16/04.............................................        4,137
    3,900   General Motors Acceptance Corporation, MTN,
              6.380% 01/30/04.............................................        3,961
    1,500   Lear Corporation,
              Series B,
              7.960% 05/15/05.............................................        1,613
    1,030   Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................        1,035
                                                                             ----------
                                                                                 13,225
                                                                             ----------
            BEVERAGES -- 0.0%+
      300   PepsiCo, Inc.,
              4.500% 09/15/04.............................................          309
                                                                             ----------
            BROADCASTING AND CABLE -- 1.9%
    2,510   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................        2,727

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
$   1,500   EchoStar DBS Corporation,
              9.375% 02/01/09.............................................   $    1,599
    2,750   Lenfest Communications, Inc.,
              8.375% 11/01/05.............................................        3,071
    2,141   Time Warner Inc.,
              8.110% 08/15/06.............................................        2,442
    3,000   Turner Broadcasting System, Inc.,
              7.400% 02/01/04.............................................        3,056
    7,785   Viacom Inc., Class B,
              6.400% 01/30/06.............................................        8,550
                                                                             ----------
                                                                                 21,445
                                                                             ----------
            BUILDING MATERIALS -- 0.2%
      750   American Standard Inc.,
              7.375% 04/15/05.............................................          793
    1,500   Nortek Holdings, Inc.,
              Series B,
              8.875% 08/01/08.............................................        1,553
                                                                             ----------
                                                                                  2,346
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    2,500   Dow Chemical Company,
              5.250% 05/14/04.............................................        2,545
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.1%
    1,500   Georgia Gulf Corporation,
              10.375% 11/01/07(a).........................................        1,584
                                                                             ----------
            COMMERCIAL BANKING -- 9.3%
    8,700   Bank Of New York Company, Inc., MTN, Series E,
              2.200% 05/12/06.............................................        8,752
    9,920   Bank One Corporation,
              6.500% 02/01/06.............................................       10,921
    4,245   Citigroup Inc.,
              4.125% 06/30/05.............................................        4,423
    8,000   Citigroup Inc.,
              6.750% 12/01/05.............................................        8,804
    4,000   Citigroup Inc.,
              5.500% 08/09/06.............................................        4,344
    1,100   FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................        1,214
    6,086   J.P. Morgan Chase & Company,
              6.500% 08/01/05.............................................        6,590
    5,000   J.P. Morgan Chase & Company,
              5.625% 08/15/06.............................................        5,445
    1,980   Key Bank N.A.,
              4.100% 06/30/05.............................................        2,062
      169   Mellon Funding Corporation,
              6.000% 03/01/04.............................................          172
    3,000   Regions Bank,
              2.900% 12/15/06.............................................        3,047

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$   1,520   SunTrust Banks, Inc.,
              6.125% 02/15/04.............................................   $    1,547
    3,870   U.S. Bancorp, MTN,
              Series N,
              2.625% 03/15/06.............................................        3,922
    5,000   U.S. Bancorp, MTN,
              Series N,
              2.750% 03/30/06.............................................        5,082
    3,125   U.S. Bank, N.A.,
              5.625% 11/30/05.............................................        3,385
    2,865   Wachovia Corporation,
              6.625% 06/15/04.............................................        2,973
    3,413   Wachovia Corporation,
              6.800% 06/01/05(a)..........................................        3,699
    5,245   Wachovia Corporation,
              6.625% 07/15/05.............................................        5,688
    5,000   Washington Mutual, Inc.,
              7.500% 08/15/06.............................................        5,677
    4,070   Wells Fargo & Company, MTN,
              Series F,
              6.500% 06/01/05.............................................        4,398
    3,000   Wells Fargo and Company,
              5.900% 05/21/06.............................................        3,290
      305   Wells Fargo Financial, Inc.,
              7.200% 04/01/04.............................................          314
    5,450   Wells Fargo Financial, Inc.,
              7.000% 11/01/05.............................................        6,021
                                                                             ----------
                                                                                101,770
                                                                             ----------
            COMMERCIAL SERVICES -- 0.3%
    1,500   Allied Waste North America, Inc.,
              Series B,
              7.375% 01/01/04(a)..........................................        1,511
    2,000   World Color Press, Inc.,
              8.375% 11/15/08.............................................        2,115
                                                                             ----------
                                                                                  3,626
                                                                             ----------
            COMPUTER SERVICES -- 0.1%
    1,500   Unisys Corporation,
              7.875% 04/01/08.............................................        1,560
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 1.0%
   10,000   International Business Machines Corporation (IBM),
              4.875% 10/01/06(a)..........................................       10,762
                                                                             ----------
            CONSTRUCTION -- 0.2%
    2,000   Standard Pacific Corporation,
              8.500% 06/15/07.............................................        2,055
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONSUMER CREDIT AND
              MORTGAGES -- 0.9%
$   2,144   Countrywide Home Loans, Inc., MTN, Series J,
              5.250% 06/15/04.............................................   $    2,201
    5,100   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        5,495
    2,000   Household Finance Corporation, MTN,
              3.375% 02/21/06.............................................        2,054
                                                                             ----------
                                                                                  9,750
                                                                             ----------
            DEPARTMENT AND DISCOUNT
              STORES -- 1.4%
    5,000   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        5,450
   10,000   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................       10,526
                                                                             ----------
                                                                                 15,976
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    1,500   The Scotts Company, Class A,
              8.625% 01/15/09.............................................        1,583
                                                                             ----------
            ELECTRIC POWER --
              NON NUCLEAR -- 1.7%
    5,000   Cinergy Corporation,
              6.250% 09/01/04.............................................        5,195
      233   Cms Energy Corporation,
              Series B,
              6.750% 01/15/04.............................................          233
    5,410   Fpl Group, Inc.,
              7.625% 09/15/06.............................................        6,172
    3,000   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        3,053
    3,562   Virginia Electric and Power Company,
              Series A,
              5.750% 03/31/06.............................................        3,862
                                                                             ----------
                                                                                 18,515
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
    2,300   Carolina Power & Light,
              5.875% 01/15/04.............................................        2,330
    2,000   Energy East Corporation,
              7.750% 11/15/34.............................................        2,013
    3,100   Pennsylvania Power Company,
              6.375% 09/01/04.............................................        3,228
                                                                             ----------
                                                                                  7,571
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.2%
    1,000   Magnum Hunter Resources, Inc.,
              10.000% 06/01/07(a).........................................        1,036
    1,500   Nuevo Energy Company,
              Series B,
              9.500% 06/01/08.............................................        1,577
                                                                             ----------
                                                                                  2,613
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 3.3%
$   4,000   American General Finance Corporation, MTN,
              Series F,
              5.910% 06/12/06.............................................   $    4,361
    7,125   American General Finance Corporation, MTN,
              Series F,
              5.875% 07/14/06.............................................        7,785
    1,700   Aristar, Inc.,
              7.375% 09/01/04.............................................        1,792
    5,000   General Electric Capital Corporation, MTN, Series A,
              5.350% 03/30/06.............................................        5,390
   11,000   General Electric Capital Corporation, MTN, Series A,
              6.500% 12/10/07.............................................       12,477
    4,000   National Rural Utilities Cooperative Finance Corporation,
              6.000% 05/15/06.............................................        4,376
                                                                             ----------
                                                                                 36,181
                                                                             ----------
            FOOD AND DRUG STORES -- 0.6%
    3,000   Fred Meyer, Inc.,
              7.375% 03/01/05.............................................        3,216
    3,000   Safeway Inc.,
              6.850% 09/15/04.............................................        3,140
                                                                             ----------
                                                                                  6,356
                                                                             ----------
            FOOD PRODUCTS -- 1.5%
    5,410   ConAgra Foods, Inc.,
              6.000% 09/15/06.............................................        5,947
    1,870   Dean Foods Company,
              6.750% 06/15/05.............................................        1,935
    5,710   General Mills, Inc.,
              5.125% 02/15/07.............................................        6,144
    1,900   Kellogg Company,
              Series B,
              6.000% 04/01/06.............................................        2,083
                                                                             ----------
                                                                                 16,109
                                                                             ----------
            HEALTH SERVICES -- 0.6%
    5,904   Cardinal Health, Inc.,
              6.000% 01/15/06.............................................        6,424
                                                                             ----------
            HEAVY MACHINERY -- 0.4%
    1,000   Case Corporation,
              Series B,
              6.250% 12/01/03.............................................        1,000
    3,000   Caterpillar Financial Services Corporation,
              6.875% 08/01/04.............................................        3,136
                                                                             ----------
                                                                                  4,136
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            --HOUSEHOLD PRODUCTS -- 0.6%
$   3,000   Colgate-Palmolive Company, MTN,
              Series C,
              5.270% 12/01/03.............................................   $    3,020
    3,300   The Gillette Company,
              3.750% 12/01/04@............................................        3,390
                                                                             ----------
                                                                                  6,410
                                                                             ----------
            HOUSING AND FURNISHING -- 0.3%
    1,500   D.R. Horton, Inc.,
              10.500% 04/01/05............................................        1,639
    1,500   Ryland Group, Inc.,
              8.000% 08/15/06.............................................        1,607
                                                                             ----------
                                                                                  3,246
                                                                             ----------
            INSURANCE -- 1.1%
    1,500   Allstate Financial Global Funding,
              6.150% 02/01/06+()..........................................        1,641
    3,000   American International Group, Inc., MTN, Series F,
              2.850% 12/01/05.............................................        3,067
      245   Marsh & McLennan Companies, Inc.,
              6.625% 06/15/04.............................................          254
    4,000   Monumental Global Funding II,
              6.950% 10/01/03@............................................        4,000
    2,000   New York Life Insurance Company,
              6.400% 12/15/03@............................................        2,021
      699   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................          697
                                                                             ----------
                                                                                 11,680
                                                                             ----------
            INTEGRATED OIL -- 0.9%
    4,000   Union Oil Company of California,
              6.375% 02/01/04.............................................        4,050
    5,550   USX Corporation,
              6.850% 03/01/08.............................................        6,309
                                                                             ----------
                                                                                 10,359
                                                                             ----------
            INVESTMENT SERVICES -- 6.1%
    8,500   Bear Sterns Companies Inc.,
              3.000% 03/30/06.............................................        8,696
    4,000   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        4,371
   12,000   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................       12,413
    3,000   Lehman Brothers Holdings Inc.,
              6.625% 04/01/04.............................................        3,080
    7,000   Lehman Brothers Holdings Inc.,
              6.625% 02/05/06.............................................        7,692
    5,000   Lehman Brothers Holdings Inc.,
              6.250% 05/15/06.............................................        5,514
      295   Merrill Lynch & Company, Inc., MTN, Series B,
              6.180% 04/20/04.............................................          303
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.940% 01/30/06.............................................        5,080
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.470% 03/10/06.............................................        5,032

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$   5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................   $    4,969
    9,000   Morgan Stanley,
              6.100% 04/15/06.............................................        9,830
                                                                             ----------
                                                                                 66,980
                                                                             ----------
            LODGING AND RECREATION -- 0.5%
    1,000   Boyd Gaming Corporation,
              9.250% 10/01/03.............................................        1,000
    1,500   ITT Corporation,
              6.750% 11/15/05.............................................        1,581
    1,500   Mirage Resorts, Inc.,
              7.250% 10/15/06.............................................        1,601
    1,000   Station Casinos Inc.,
              8.875% 12/01/08.............................................        1,045
                                                                             ----------
                                                                                  5,227
                                                                             ----------
            MEDICAL DEVICES AND
              SUPPLIES -- 0.7%
    2,120   Abbott Laboratories,
              5.125% 07/01/04.............................................        2,180
    5,000   Abbott Laboratories,
              5.625% 07/01/06.............................................        5,467
                                                                             ----------
                                                                                  7,647
                                                                             ----------
            METALS AND MINING -- 0.6%
    1,700   Alcoa Inc.,
              7.250% 08/01/05.............................................        1,869
    4,485   Alcoa Inc.,
              Series B,
              6.125% 06/15/05.............................................        4,821
                                                                             ----------
                                                                                  6,690
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.5%
    3,000   Centerpoint Energy Bank Loan,
              3.485%*** 11/11/05..........................................        3,450
    2,000   KeySpan Corporation,
              7.250% 11/15/05.............................................        2,215
                                                                             ----------
                                                                                  5,665
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.7%
    1,500   EL Paso CGP Company,
              6.200% 05/15/04.............................................        1,493
    1,500   EL Paso Corporation,
              6.750% 11/15/03(a)..........................................        1,500
    1,820   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        1,940
    1,500   The Williams Companies, Inc.,
              9.250% 03/15/04.............................................        1,530
    1,500   Utilicorp United Inc.,
              7.000% 07/15/04.............................................        1,493
                                                                             ----------
                                                                                  7,956
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.1%
    1,500   Owens-Illinois, Inc.,
              7.150% 05/15/05.............................................        1,534
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 0.2%
$   1,500   Fort James Corporation,
              6.625% 09/15/04.............................................   $    1,537
      750   Louisiana-Pacific Corporation,
              8.500% 08/15/05.............................................          814
                                                                             ----------
                                                                                  2,351
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.5%
    4,000   Gannett Company, Inc.,
              4.950% 04/01/05.............................................        4,197
    1,000   Reed Elsevier Capital Inc., MTN,
              7.000% 05/15/05.............................................        1,079
                                                                             ----------
                                                                                  5,276
                                                                             ----------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.4%
    4,603   FedEx Corporation,
              6.625% 02/12/04.............................................        4,687
                                                                             ----------
            REAL ESTATE -- 0.3%
    3,500   EOP Operating LP,
              6.625% 02/15/05.............................................        3,716
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
    2,156   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................        2,203
                                                                             ----------
            SEMICONDUCTORS -- 0.2%
    1,500   Fairchild Semiconductor Corporation, Class A,
              10.500% 02/01/09............................................        1,669
                                                                             ----------
            SPECIALTY STORES -- 1.0%
      250   Home Depot Inc.,
              6.500% 09/15/04.............................................          262
    9,600   Home Depot, Inc.,
              5.375% 04/01/06.............................................       10,377
                                                                             ----------
                                                                                 10,639
                                                                             ----------
            TELECOMMUNICATIONS
              SERVICES -- 2.2%
    4,000   New York Telephone Company,
              6.500% 03/01/05.............................................        4,277
    1,500   Nextel Communications, Inc., Class A,
              9.750% 10/31/07.............................................        1,545
    3,000   Pacific Bell,
              6.250% 03/01/05.............................................        3,192
    3,000   SBC Communications Inc.,
              5.750% 05/02/06.............................................        3,269

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   5,000   Sprint Capital Corporation,
              7.900% 03/15/05.............................................   $    5,400
    6,250   Verizon Global Funding Corporation,
              6.750% 12/01/05(a)..........................................        6,886
                                                                             ----------
                                                                                 24,569
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $475,536).............................................      479,476
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 2.9%
            BEVERAGES -- 0.5%
    5,000   Diageo Capital plc,
              3.500% 11/19/07.............................................        5,090
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    1,313   Hanson Overseas BV,
              6.750% 09/15/05.............................................        1,421
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.1%
    1,500   Methanex Corporation,
              7.750% 08/15/05.............................................        1,560
                                                                             ----------
            COMMERCIAL BANKING -- 0.2%
    1,840   Korea Development Bank,
              7.125% 04/22/04.............................................        1,898
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.3%
    3,000   BP Capital Markets plc,
              4.000% 04/29/05.............................................        3,123
      650   Pemex Finance Ltd.,
              6.550% 02/15/08.............................................          703
                                                                             ----------
                                                                                  3,826
                                                                             ----------
            FOOD PRODUCTS -- 1.1%
   10,050   Unilever Capital Corporation,
              6.875% 11/01/05.............................................       11,057
                                                                             ----------
            INSURANCE -- 0.1%
    1,000   Fairfax Financial Holdings Limited,
              7.750% 12/15/03(a)..........................................        1,005
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.1%
    1,500   Stone Container Corporation,
              11.500% 08/15/06@...........................................        1,592
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS
              SERVICES -- 0.4%
$   2,000   Deutsche Telekom International Finance BV,
              8.250%** 06/15/05...........................................   $    2,203
    2,000   Telus Corporation,
              7.500% 06/01/07.............................................        2,249
                                                                             ----------
                                                                                  4,452
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $31,372)..............................................       31,901
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 2.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
    4,000   Chase Manhattan Auto Owner Trust,
              Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,995
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.4%
   15,000     2.875% 09/15/05(a)..........................................       15,359
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.5%
       73     6.000% 11/01/03-11/01/04....................................           74
       23     6.500% 08/01/04.............................................           23
    4,850     2.250% 05/15/06(a)..........................................        4,883
      179     7.500% 11/01/09.............................................          188
                                                                             ----------
                                                                                  5,168
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.2%
    2,435     4.375%** 04/20/22...........................................        2,495
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $26,907)..............................................       27,017
                                                                             ----------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 1.0%
    3,000   Province of New Brunswick,
              7.625% 06/29/04.............................................        3,141
    3,368   Quebec (Province of),
              5.500% 04/11/06(a)..........................................        3,647
    4,000   Republic of Italy,
              7.250% 02/07/05.............................................        4,298
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $10,712)..............................................       11,086
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 22.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 4.3%
      100     5.125% 01/29/04.............................................          101
      350     3.875% 02/01/05.............................................          361

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL FARM CREDIT BANK (FFCB) -- (CONTINUED)
$  10,000     2.625% 12/15/05.............................................   $   10,195
   11,000     2.500% 03/15/06(a)..........................................       11,167
   25,000     2.375% 10/02/06.............................................       25,133
                                                                             ----------
                                                                                 46,957
                                                                             ----------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 10.6%
    5,000     3.750% 02/13/04.............................................        5,048
   75,000     3.375% 06/15/04##...........................................       76,168
   15,000     1.500% 05/13/05(a)..........................................       14,997
    4,655     4.125% 05/13/05.............................................        4,848
    4,000     1.750% 08/15/05.............................................        4,012
    6,000     2.500% 03/15/06(a)..........................................        6,080
    6,000     2.875% 09/15/06(a)..........................................        6,113
                                                                             ----------
                                                                                117,266
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.9%
      171     6.775% 11/01/03.............................................          171
    1,000     5.000% 05/15/04.............................................        1,024
   10,000     1.875% 01/15/05(a)..........................................       10,069
    5,000     6.875% 01/15/05.............................................        5,353
    7,000     3.875% 02/15/05.............................................        7,241
   10,000     1.500% 08/15/05(a)..........................................        9,996
    3,000     2.750% 08/15/06.............................................        3,048
    6,000     4.875% 03/15/07.............................................        6,474
                                                                             ----------
                                                                                 43,376
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 2.7%
   10,000     5.625% 05/14/04.............................................       10,274
   10,000     2.875% 10/15/05(a)..........................................       10,247
    8,000     6.000% 12/15/05(a)..........................................        8,741
                                                                             ----------
                                                                                 29,262
                                                                             ----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.1%
    9,750     2.000% 03/15/05.............................................        9,828
    2,075     5.250% 03/15/06(a)..........................................        2,243
                                                                             ----------
                                                                                 12,071
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $247,120).............................................      248,932
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 10.8%
            U.S. TREASURY NOTES -- 10.1%
  110,000     2.000% 08/31/05(a)..........................................      111,186
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            --U.S. TREASURY STRIPS -- 0.7%
$   8,000   Principal only,
              1.037%*** 08/15/04(a).......................................   $    7,928
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $117,837).............................................      119,114
                                                                             ----------
 SHARES
  (000)
--------
            --INVESTMENT COMPANIES -- 22.8%
              (Cost $251,000)
  251,000   Nations Cash Reserves, Capital Class Shares#..................      251,000
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,308,103*)................................     119.5%   1,316,945
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (19.5)%
            Cash..........................................................   $    4,406
            Unrealized appreciation on forward foreign exchange
              contracts...................................................          215
            Receivable for Fund shares sold...............................        2,338
            Dividends receivable..........................................           21
            Interest receivable...........................................        9,927
            Receivable from investment advisor............................           55
            Unrealized appreciation on swap contracts.....................          228
            Unrealized depreciation on forward foreign exchange
              contracts...................................................         (223)
            Unrealized depreciation on swap contracts.....................         (204)
            Variation margin/due to broker................................         (240)
            Collateral on securities loaned...............................     (193,704)
            Payable for Fund shares redeemed..............................       (5,099)
            Investment advisory fee payable...............................         (179)
            Administration fee payable....................................         (197)
            Shareholder servicing and distribution fees payable...........          (67)
            Distributions payable.........................................       (1,566)
            Payable for investment securities purchased...................      (29,866)
            Accrued Trustees' fees and expenses...........................          (55)
            Accrued expenses and other liabilities........................         (282)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (214,492)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,102,453
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       55
            Accumulated net realized gain on investments sold, swaps,
              currency contracts and futures contracts....................          918
            Net unrealized appreciation of investments, swaps, currency
              contracts and futures contracts.............................        7,800
            Paid-in capital...............................................    1,093,680
                                                                             ----------
            NET ASSETS....................................................   $1,102,453
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($922,177,292 / 91,912,630 shares outstanding)..............       $10.03
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($134,619,904 /
              13,397,265 shares outstanding)..............................       $10.05
                                                                             ==========

            Maximum sales charge..........................................        1.00%
            Maximum offering price per share..............................       $10.15

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($1,916,081 / 190,843 shares outstanding)...................       $10.04
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($43,740,169 / 4,355,691 shares outstanding)................       $10.04
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $193,704.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $187,932 and $189,550, respectively.
ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 2.8%
            ASSET-BACKED -- AUTO LOANS -- 1.9%
$   5,470   Capital Auto Receivables Asset Trust,
              Series 2001-2, Class A4,
              5.000% 12/15/06.............................................   $   5,612
    3,179   Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06.............................................       3,216
                                                                             ---------
                                                                                 8,828
                                                                             ---------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
    1,150   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              1.470%** 07/15/06...........................................       1,150
                                                                             ---------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.6%
    1,948   First Alliance Mortgage Loan Trust,
              Series 1996-2, Class A3,
              8.225% 09/20/27.............................................       1,947
      982   Oakwood Mortgage Investors Inc.,
              Series 2002-B, Class A1,
              1.350%** 05/15/13...........................................         974
        7   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................           7
                                                                             ---------
                                                                                 2,928
                                                                             ---------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $12,874)..............................................      12,906
                                                                             ---------
            MORTGAGE-BACKED SECURITIES -- 7.0%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.4%
    1,693   Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................       1,716
    2,420   Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................       2,457
      940   Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................         941
   17,157   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Interest only,
              1.113%** 12/15/30...........................................         667
    4,150   PNC Mortgage Acceptance Corporation,
              Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................       4,509
      814   Salomon Brothers Mortgage Securities VII,
              Series 2002-CDCA, Class A1,
              1.400%** 11/15/13+()........................................         814
                                                                             ---------
                                                                                11,104
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 3.2%
$  10,900     5.000% 01/15/07(a)..........................................   $  11,801
      500     4.625% 10/15/13(a)..........................................         505
    1,638     9.000% 04/01/16.............................................       1,796
                                                                             ---------
                                                                                14,102
                                                                             ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.4%
    3,727     4.375%** 04/20/22...........................................       3,819
    2,630     3.500%** 06/20/29...........................................       2,663
                                                                             ---------
                                                                                 6,482
                                                                             ---------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $30,399)..............................................      31,688
                                                                             ---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 29.7%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.3%
    3,000     2.500% 11/15/05.............................................       3,051
    3,500     2.500% 03/15/06(a)..........................................       3,553
    8,000     4.900% 03/21/06.............................................       8,583
                                                                             ---------
                                                                                15,187
                                                                             ---------
            FEDERAL HOME LOAN BANK (FHLB) -- 5.8%
    4,100     3.375% 06/15/04.............................................       4,164
    2,000     2.125% 12/15/04.............................................       2,019
    1,500     1.500% 05/13/05(a)..........................................       1,500
    2,250     4.875% 05/15/07.............................................       2,423
    3,000     5.800% 09/02/08.............................................       3,364
    7,500     4.500% 11/15/12(a)..........................................       7,569
    5,500     3.875% 06/14/13(a)..........................................       5,267
                                                                             ---------
                                                                                26,306
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.5%
      115     6.775% 11/01/03.............................................         115
    4,000     3.875% 02/15/05.............................................       4,138
    1,250     4.875% 03/15/07.............................................       1,349
    6,100     5.750% 03/15/09(a)..........................................       6,819
    2,750     6.750% 03/15/31.............................................       3,264
                                                                             ---------
                                                                                15,685
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 16.9%
   16,100     7.000% 07/15/05(a)..........................................      17,658
   11,500     2.875% 10/15/05(a)..........................................      11,784
   20,200     5.250% 06/15/06-01/15/09(a).................................      22,089
   10,000     6.625% 11/15/10(a)..........................................      11,696
    2,000     5.375% 11/15/11(a)..........................................       2,172
    4,000     6.125% 03/15/12.............................................       4,544
    4,500     7.250% 05/15/30(a)..........................................       5,628
      800     6.625% 11/15/30.............................................         937
                                                                             ---------
                                                                                76,508
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            TENNESSEE VALLEY AUTHORITY -- 0.2%
$   1,000     4.700% 07/15/33.............................................   $     901
                                                                             ---------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $131,780).............................................     134,587
                                                                             ---------
            U.S. TREASURY OBLIGATIONS -- 56.9%
            U.S. TREASURY NOTES -- 25.3%
    5,000     3.375% 04/30/04(a)..........................................       5,068
   16,000     2.875% 06/30/04##...........................................      16,220
    5,000     2.250% 07/31/04(a)..........................................       5,049
   28,000     2.125% 10/31/04##...........................................      28,313
    4,000     1.750% 12/31/04##...........................................       4,031
    5,000     1.250% 05/31/05(a)..........................................       4,997
   15,000     2.000% 08/31/05(a)..........................................      15,162
   29,450     4.625% 05/15/06(a)..........................................      31,607
    3,900     7.000% 07/15/06(a)..........................................       4,443
                                                                             ---------
                                                                               114,890
                                                                             ---------
            U.S. TREASURY STRIPS -- 31.6%
   19,500   Interest only,
              4.389%*** 11/15/13##........................................      12,564
    4,000   Principal only,
              1.168%*** 05/15/05(a).......................................       3,925
   23,000   Principal only,
              1.438%*** 08/15/05(a).......................................      22,390
   63,000   Principal only,
              2.047%*** 11/15/06(a).......................................      59,115
   44,000   Principal only,
              2.938%*** 11/15/08##........................................      37,890
   14,000   TIGR Receipts,
              4.939%*** 05/15/17..........................................       7,202
                                                                             ---------
                                                                               143,086
                                                                             ---------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $254,761).............................................     257,976
                                                                             ---------
 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 41.9%
              (Cost $190,356)
  190,356   Nations Cash Reserves, Capital Class Shares#..................   $ 190,356
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $620,170*)..................................     138.3%    627,513
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (38.3)%
            Cash..........................................................   $      28
            Receivable for investment securities sold.....................       3,864
            Receivable for Fund shares sold...............................       1,585
            Dividends receivable..........................................          15
            Interest receivable...........................................       3,489
            Receivable from investment advisor............................          78
            Unrealized appreciation on swap contracts.....................       1,603
            Unrealized depreciation on swap contracts.....................         (62)
            Variation margin/due to broker................................        (304)
            Collateral on securities loaned...............................    (160,286)
            Payable for Fund shares redeemed..............................      (1,442)
            Investment advisory fee payable...............................        (111)
            Administration fee payable....................................         (81)
            Shareholder servicing and distribution fees payable...........         (44)
            Distributions payable.........................................        (810)
            Payable for investment securities purchased...................     (20,840)
            Accrued Trustees' fees and expenses...........................         (73)
            Accrued expenses and other liabilities........................        (300)
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (173,691)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 453,822
                                                                             =========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      87
            Accumulated net realized gain on investments sold, swaps,
              futures
              contracts and options.......................................       1,159
            Net unrealized appreciation of investments, swaps and futures
              contracts...................................................       9,389
            Paid-in capital...............................................     443,187
                                                                             ---------
            NET ASSETS....................................................   $ 453,822
                                                                             =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($368,795,352 / 85,835,457 shares outstanding)..............       $4.30
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($43,244,681
              / 10,072,907 shares outstanding)............................       $4.29
                                                                             =========

            Maximum sales charge..........................................       3.25%
            Maximum offering price per share..............................       $4.43

            INVESTOR B SHARES:
            Net asset value and offering price per share& ($32,532,185
              / 7,571,356 shares outstanding).............................       $4.30
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share& ($9,250,189
              / 2,156,523 shares outstanding).............................       $4.29
                                                                             =========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $160,286.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $152,774 and $156,155, respectively.

ABBREVIATIONS:

TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.3%
            ASSET-BACKED -- AUTO LOANS -- 1.8%
 $  2,700   Capital Auto Receivables Asset Trust,
              Series 2001-2, Class A4,
              5.000% 12/15/06.............................................   $  2,770
    1,272   Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06.............................................      1,286
                                                                             --------
                                                                                4,056
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
      700   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              1.470%** 07/15/06...........................................        700
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.8%
    1,246   First Alliance Mortgage Loan Trust,
              Series 1996-2, Class A3,
              8.225% 09/20/27.............................................      1,246
      575   Oakwood Mortgage Investors Inc.,
              Series 2002-B, Class A1,
              1.350%** 05/15/13...........................................        570
       11   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................         11
                                                                             --------
                                                                                1,827
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
      788   Export Funding Trust,
              Series 1995-A, Class A,
              8.210% 12/29/06.............................................        864
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $7,363)...............................................      7,447
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 8.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.3%
      848   Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................        859
    1,210   Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................      1,229
      471   Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................        472
   10,289   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Interest only,
              1.113%** 12/15/30...........................................        400
    3,412   PNC Mortgage Acceptance Corporation,
              Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................      3,707
      486   Salomon Brothers Mortgage Securities VII,
              Series 2002-CDCA, Class A1,
              1.400%** 11/15/13+()........................................        486

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
 $ 20,353   Vendee Mortgage Trust,
              Series 1998-1, Class 2, Interest only,
              0.448%** 09/15/27(f)........................................   $    218
   20,804   Vendee Mortgage Trust,
              Series 1998-3, Class 1, Interest only,
              0.307%** 03/15/29(f)........................................        180
                                                                             --------
                                                                                7,551
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
      104     10.000% 05/01/05-09/01/18...................................        109
      466     8.500% 01/01/06-09/01/20....................................        506
       97     8.000% 08/01/07-09/01/09....................................        104
       13     7.500% 08/01/08.............................................         14
      112     9.000% 05/01/09-12/01/16....................................        122
      521     9.500% 04/01/18-01/01/29....................................        580
        0++   7.000% 08/01/29.............................................          0++
                                                                             --------
                                                                                1,435
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 3.7%
      259     10.000% 10/01/06-04/01/20...................................        277
       16     8.250% 04/01/09.............................................         17
       44     7.500% 06/01/09.............................................         46
       33     8.000% 06/01/09.............................................         35
       75     8.500% 12/01/11-02/01/17....................................         80
    5,019     6.565% 07/01/16.............................................      5,734
      193     9.000% 12/01/16-09/01/24....................................        212
    1,595     9.500% 04/01/20-08/01/21....................................      1,771
       68     3.214%** 08/01/36...........................................         70
                                                                             --------
                                                                                8,242
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.3%
       17     9.500% 01/15/04-02/15/06....................................         18
       72     10.000% 03/15/04-11/15/20...................................         79
        9     9.000% 06/15/07.............................................         10
       64     7.000% 02/15/09-06/15/23....................................         69
      598     8.500% 10/15/09-02/20/29....................................        654
      131     6.000% 12/15/10.............................................        138
       18     13.000% 02/15/11-04/15/11...................................         23
      973     8.000% 11/15/14-07/15/29....................................      1,059
       38     11.000% 11/15/15-10/20/20...................................         42
      110     10.500% 01/15/18-04/15/21...................................        125
      783     7.500% 04/15/22-12/15/25....................................        843
                                                                             --------
                                                                                3,060
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $19,457)..............................................     20,288
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 28.8%
            FEDERAL FARM CREDIT BANK (FFCB) -- 2.0%
 $    500     2.500% 11/15/05.............................................   $    509
    4,000     2.500% 03/15/06(a)..........................................      4,060
                                                                             --------
                                                                                4,569
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 4.6%
    1,750     2.125% 12/15/04.............................................      1,767
    1,500     5.125% 03/06/06.............................................      1,613
    1,000     3.750% 08/15/07.............................................      1,036
    2,500     5.800% 09/02/08.............................................      2,803
      750     4.500% 11/15/12(a)..........................................        757
    2,750     3.875% 06/14/13(a)..........................................      2,634
                                                                             --------
                                                                               10,610
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.3%
       71     6.775% 11/01/03.............................................         71
    2,500     3.875% 02/15/05.............................................      2,586
    1,250     5.750% 03/15/09.............................................      1,397
    6,450     5.750% 01/15/12##...........................................      7,163
      750     6.750% 03/15/31.............................................        890
                                                                             --------
                                                                               12,107
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 15.3%
    6,600     7.000% 07/15/05(a)..........................................      7,239
    6,000     2.875% 10/15/05(a)..........................................      6,148
      500     5.250% 06/15/06(a)..........................................        542
    7,000     5.250% 01/15/09##...........................................      7,663
    3,000     6.625% 11/15/10(a)..........................................      3,509
      600     4.375% 09/15/12(a)..........................................        604
    1,500     7.250% 05/15/30(a)..........................................      1,876
    6,300     6.625% 11/15/30##...........................................      7,382
                                                                             --------
                                                                               34,963
                                                                             --------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.3%
    2,750     5.250% 03/15/06(a)..........................................      2,972
                                                                             --------
            TENNESSEE VALLEY AUTHORITY -- 0.3%
      650     4.700% 07/15/33.............................................        586
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $63,501)..............................................     65,807
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 54.2%
            U.S. TREASURY NOTES -- 21.2%
 $ 13,000     2.125% 10/31/04##...........................................   $ 13,145
    8,000     1.750% 12/31/04##...........................................      8,061
   25,300     4.625% 05/15/06(a)..........................................     27,154
                                                                             --------
                                                                               48,360
                                                                             --------
            U.S. TREASURY STRIPS -- 33.0%
   21,000   Interest only,
              4.389%*** 11/15/13##........................................     13,531
    1,500   Interest only,
              5.419%*** 05/15/23..........................................        525
      500   Principal only,
              1.168%*** 05/15/05..........................................        491
    9,450   Principal only,
              1.438%*** 08/15/05##........................................      9,200
   22,000   Principal only,
              2.047%*** 11/15/06(a).......................................     20,642
   21,000   Principal only,
              2.938%*** 11/15/08##........................................     18,084
    5,000   Principal only,
              5.369%*** 08/15/29..........................................      1,269
    6,000   TIGR Receipts,
              2.668%*** 02/15/08(a).......................................      5,343
   12,000   TIGR Receipts,
              4.939%*** 05/15/17..........................................      6,173
                                                                             --------
                                                                               75,258
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $121,662).............................................    123,618
                                                                             --------
            SHORT TERM INVESTMENTS -- 1.7%
              (Cost $3,991)
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.7%
    4,000     Discount note 11/26/03......................................      3,994
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 34.0%
              (Cost $77,725)
   77,725   Nations Cash Reserves, Capital Class Shares#..................   $ 77,725
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $293,699*)..................................     130.9%   298,879
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (30.9)%
            Cash..........................................................   $     28
            Receivable for investment securities sold.....................      5,426
            Receivable for Fund shares sold...............................        271
            Dividends receivable..........................................          9
            Interest receivable...........................................      1,896
            Receivable from investment advisor............................          1
            Receivable for variation margin...............................        165
            Unrealized appreciation on swap contracts.....................        854
            Unrealized depreciation on swap contracts.....................        (32)
            Collateral on securities loaned...............................    (61,559)
            Payable for Fund shares redeemed..............................       (364)
            Investment advisory fee payable...............................        (74)
            Administration fee payable....................................        (31)
            Shareholder servicing and distribution fees payable...........        (56)
            Distributions payable.........................................       (345)
            Payable for investment securities purchased...................    (16,497)
            Accrued Trustees' fees and expenses...........................        (68)
            Accrued expenses and other liabilities........................       (229)
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (70,605)
                                                                             --------
            NET ASSETS..........................................     100.0%  $228,274
                                                                             ========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income..............   $   (333)
            Accumulated net realized loss on investments sold, swaps,
              futures contracts and options...............................     (3,824)
            Net unrealized appreciation of investments, swaps and futures
              contracts...................................................      7,569
            Paid-in capital...............................................    224,862
                                                                             --------
            NET ASSETS....................................................   $228,274
                                                                             ========

                                                                               VALUE
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($118,407,220 / 11,056,768 shares outstanding)..............     $10.71
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($55,560,587 / 5,195,417 shares outstanding)................     $10.69
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $11.22

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($52,057,965 / 4,860,897 shares outstanding)................     $10.71
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,248,013 / 210,519 shares outstanding)...................     $10.68
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++Amount represents less than $500 principal amount and/or $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $61,559.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $59,143 and $59,886, respectively.

 (f)
   Restricted security.

ABBREVIATIONS:

TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Intermediate Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, Intermediate
              Bond Master Portfolio*......................................   $736,462
                                                                             --------
            TOTAL INVESTMENTS...................................     100.1%   736,462
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.1)%
            Receivable for Fund shares sold...............................   $  1,243
            Payable for Fund shares redeemed..............................     (1,397)
            Administration fee payable....................................       (102)
            Shareholder servicing and distribution fees payable...........        (23)
            Accrued Trustees' fees and expenses...........................        (48)
            Accrued expenses and other liabilities........................       (117)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (444)
                                                                             --------
            NET ASSETS..........................................     100.0%  $736,018
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    376
            Accumulated net realized gain on investments sold.............      8,637
            Net unrealized appreciation of investments....................     21,519
            Paid-in capital...............................................    705,486
                                                                             --------
            NET ASSETS....................................................   $736,018
                                                                             ========
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($684,454,819 / 68,521,759 shares outstanding)..............      $9.99
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($31,720,394 / 3,165,991 shares outstanding)................     $10.02
                                                                             ========

            Maximum sales charge..........................................      3.25%
            Maximum offering price per share..............................     $10.36

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($13,590,190 / 1,363,064 shares outstanding)................      $9.97
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($6,252,583 / 563,444 shares outstanding)...................     $11.10
                                                                             ========

---------------

*The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 10.8%
            ASSET-BACKED -- AUTO LOANS -- 3.2%
$   2,505   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    2,598
    3,000   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................        3,001
    5,631   ANRC Auto Owner Trust, Series 2001-A, Class A3,
              3.760% 10/17/05.............................................        5,664
    4,000   BMW Vehicle Owner Trust, Series 2003-A, Class A3,
              1.940% 02/25/07.............................................        4,025
    3,056   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................        3,128
    2,500   Capital Auto Receivables Asset Trust, Series 2003-2, Class
              A2B,
              1.140%** 05/16/05...........................................        2,499
    2,500   Capital Auto Receivables Asset Trust, Series 2003-2, Class B,
              1.400%** 01/15/09...........................................        2,499
    5,000   Capital Auto Receivables Asset Trust, Series 2003-3, Class
              A1B,
              1.170% 01/16/06.............................................        4,999
    3,000   Daimler Chrysler Auto Trust, Series 2003-A, Class A2,
              1.520% 12/08/05.............................................        3,006
    3,350   First Security Auto Owner Trust, Series 2000-1, Class B,
              7.700% 12/17/07.............................................        3,393
    6,610   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        7,000
    8,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,
              1.170%** 01/15/07...........................................        8,000
      892   Harley-Davidson Motorcycle Trust, Series 2003-2, Class B,
              1.890% 02/15/11.............................................          893
    2,478   Harley-Davidson Motorcycle Trust, Series 2003-s, Class A1,
              1.340% 01/15/08.............................................        2,478
    3,425   Honda Auto Receivables Owner Trust, Series 2002-3, Class A3,
              3.000% 05/18/06.............................................        3,475
    3,000   Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        3,019
    4,000   Honda Auto Receivables Owner Trust, Series 2003-2, Class A3,
              1.690% 02/21/07.............................................        4,006
      668   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................          682

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$     530   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07.............................................   $      540
    1,400   Nissan Auto Receivables Owner Trust, Series 2003-A, Class A2,
              1.450% 05/16/05.............................................        1,401
    5,000   Nissan Auto Receivables Owner Trust, Series 2003-B, Class A2,
              1.200% 11/15/05.............................................        4,995
    5,000   Toyota Auto Receivables Owner Trust, Series 2003-A, Class A2,
              1.280% 08/15/05.............................................        4,997
                                                                             ----------
                                                                                 76,298
                                                                             ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.8%
    2,089   Bank One Issuance Trust, Series 2002-A4, Class A4,
              2.940% 06/16/08.............................................        2,135
    4,250   Bank One Issuance Trust, Series 2003-B2, Class B2,
              1.350%** 02/17/09...........................................        4,248
    4,450   Capital One Master Trust, Series 2002-3A, Class B,
              4.550% 02/15/08.............................................        4,597
    5,750   Chase Credit Card Master Trust, Series 1996-4, Class B,
              1.470%** 07/15/06...........................................        5,752
   13,000   Chase Credit Card Master Trust, Series 2000-1, Class C,
              1.850%** 06/15/07...........................................       13,043
    5,000   Chase Credit Card Master Trust, Series 2001-3, Class B,
              1.460%** 09/15/06...........................................        5,003
    4,100   Citibank Credit Card Issuance Trust, Series 2002-A3, Class A3,
              4.400% 05/15/07.............................................        4,287
    2,500   Discover Card Master Trust I, Series 2001-4, Class A,
              1.210%** 10/16/06...........................................        2,500
   25,000   First USA Credit Card Master Trust, Series 1999-1, Class B,
              1.520%** 10/19/06##.........................................       25,020
    4,675   MBNA Credit Card Master Note Trust, Series 2001-C3, Class C3,
              6.550% 12/15/08.............................................        5,051
    7,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,
              1.240%** 02/15/08...........................................        7,009
    1,530   MBNA Master Credit Card Trust, Series 1999-M, Class C,
              7.450% 04/16/07.............................................        1,615
    8,250   MBNA Master Credit Card Trust, Series 2000-K, Class C,
              1.920%** 03/17/08...........................................        8,247

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$   4,000   Standard Credit Card Master Trust, Series 1993-2, Class B,
              6.150% 10/07/04.............................................   $    4,000
                                                                             ----------
                                                                                 92,507
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 2.5%
    4,859   Ameriquest Finance NIM Trust, Series 2003-N10A,
              1.380%** 08/25/08...........................................        4,859
    1,454   Block Mortgage Finance Inc., Series 1997-2, Class A6,
              1.330%** 05/25/27...........................................        1,454
      246   Bombardier Capital Mortgage Securitization,
              Series 1998-A, Class A3,
              6.230% 04/15/28.............................................          249
    1,061   Contimortgage Home Equity Loan Trust, Series 1996-4, Class A9,
              6.880% 01/15/28.............................................        1,061
    4,658   Countrywide Asset-Backed Certificates,
              Series 2003-3, Class 2A1,
              1.240%** 05/25/18...........................................        4,657
    4,334   First Alliance Mortgage Loan Trust, Series 1994-2, Class A1,
              7.625% 07/25/25.............................................        4,332
    1,108   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................        1,138
    4,323   Indyman Nim Trust SPMD, Series 2002, Class B,
              1.500%** 11/25/32...........................................        4,326
    2,744   Long Beach Mortgage Loan Trust, Series 2003-4, Class AV2,
              1.190%** 08/25/33...........................................        2,744
    2,459   Merrill Lynch Mortgage Investors, Inc., Series 2002-HE1N,
              Class N1,
              1.720%** 11/25/09...........................................        2,459
    5,048   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.350%** 05/15/13...........................................        5,009
    1,046   Residential Asset Securities Corporation,
              Series 2001-KS2, Class AI3,
              5.751% 03/25/27.............................................        1,052
   12,875   Residential Asset Securities Corporation,
              Series 2002-KS1, Class AI3,
              4.988% 02/25/27.............................................       13,044
       96   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................           96
    2,508   Residential Asset Securities Corporation,
              Series 2002-KS4, Class AI1,
              1.240%** 04/25/17...........................................        2,508

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$   4,926   Residential Asset Securities Corporation,
              Series 2003-KS7, Class AI1,
              1.240%** 04/25/19...........................................   $    4,945
    1,297   Saxon Asset Securities Trust, Series 1998-1, Class MF1,
              7.050% 12/25/27.............................................        1,326
    4,817   Structured Asset Investment Loan Trust, Series 2003-BC7, Class
              1A1,
              1.250%** 07/25/33...........................................        4,813
                                                                             ----------
                                                                                 60,072
                                                                             ----------
            ASSET-BACKED -- OTHER -- 1.3%
    3,000   Caterpillar Financial Asset Trust, Series 2003-A, Class A2,
              1.250% 10/25/05.............................................        3,000
   14,880   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................       15,462
    3,351   Connecticut RRB Special Purpose Trust CL&P-1,
              Series 2001-1, Class A2,
              5.360% 03/30/07.............................................        3,465
   10,000   Oncor Electric Delivery Transition Bond Company,
              Series 2003-1, Class A1,
              2.260% 02/15/09.............................................       10,009
                                                                             ----------
                                                                                 31,936
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $259,894).............................................      260,813
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 25.5%
            AEROSPACE AND DEFENSE -- 0.3%
      487   Boeing Company,
              5.125% 02/15/13(a)..........................................          495
      290   General Dynamics Corporation,
              4.500% 08/15/10.............................................          300
    3,782   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        4,422
    2,200   Raytheon Company,
              5.375% 04/01/13.............................................        2,267
                                                                             ----------
                                                                                  7,484
                                                                             ----------
            AUTOMOTIVE -- 1.9%
    7,908   Daimler Chrysler,
              4.050% 06/04/08.............................................        7,828
    4,898   Delphi Corporation,
              6.125% 05/01/04.............................................        4,992
    8,769   Ford Motor Company,
              7.450% 07/16/31.............................................        8,087
    1,491   Ford Motor Credit Company,
              5.800% 01/12/09.............................................        1,503
    2,817   Ford Motor Credit Company,
              7.375% 10/28/09.............................................        3,003
      646   Ford Motor Credit Company,
              7.375% 02/01/11.............................................          679

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   4,263   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................   $    4,514
    2,782   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        2,888
    3,628   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        3,727
    1,659   General Motors Corporation,
              8.250% 07/15/23.............................................        1,735
    6,966   Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................        7,001
                                                                             ----------
                                                                                 45,957
                                                                             ----------
            BEVERAGES -- 0.4%
    2,856   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        3,003
    6,046   Cadbury Schweppes,
              5.125% 10/01/13(+)..........................................        6,133
                                                                             ----------
                                                                                  9,136
                                                                             ----------
            BROADCASTING AND CABLE -- 1.1%
    1,400   AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        1,538
    2,742   AOL Time Warner Inc.,
              6.875% 05/01/12.............................................        3,077
    5,525   AOL Time Warner Inc.,
              7.625% 04/15/31.............................................        6,280
      128   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................          139
    3,633   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        4,181
    1,682   Cox Communications, Inc., Class A,
              5.500% 10/01/15.............................................        1,719
    1,261   Cox Enterprises, Inc.,
              4.375% 05/01/08(+)..........................................        1,294
      665   Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................          664
    2,159   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        3,009
    1,740   Time Warner Inc.,
              8.110% 08/15/06.............................................        1,985
    1,220   Viacom Inc., Class B,
              6.625% 05/15/11(a)..........................................        1,395
      741   Viacom Inc., Class B,
              7.875% 07/30/30.............................................          926
                                                                             ----------
                                                                                 26,207
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    1,994   Dow Chemical Company,
              6.125% 02/01/11.............................................        2,130
    1,375   Dow Chemical Company,
              7.375% 11/01/29.............................................        1,529
    1,218   Eastman Chemical Company,
              3.250% 06/15/08.............................................        1,188
                                                                             ----------
                                                                                  4,847
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 0.3%
$   2,108   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................   $    2,153
    1,989   Praxair, Inc.,
              4.750% 07/15/07.............................................        2,106
    2,325   Praxair, Inc.,
              6.500% 03/01/08.............................................        2,638
                                                                             ----------
                                                                                  6,897
                                                                             ----------
            COMMERCIAL BANKING -- 4.9%
    4,193   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        4,250
   10,812   Bank One Corporation,
              6.000% 08/01/08.............................................       12,055
   10,394   Citigroup Inc.,
              7.250% 10/01/10.............................................       12,312
    2,760   Citigroup Inc.,
              6.000% 02/21/12.............................................        3,053
    1,988   City National Bank,
              5.125% 02/15/13.............................................        2,005
    2,999   FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................        3,311
    4,151   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        4,239
    7,008   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        8,028
    2,805   Key Bank N.A.,
              7.000% 02/01/11.............................................        3,270
    2,861   Mellon Funding Corporation,
              4.875% 06/15/07.............................................        3,072
    2,167   Mellon Funding Corporation,
              6.700% 03/01/08.............................................        2,477
    7,096   National City Bank,
              4.625% 05/01/13.............................................        7,150
    2,246   PNC Funding Corporation,
              7.000% 09/01/04.............................................        2,366
    5,628   PNC Funding Corporation,
              5.750% 08/01/06.............................................        6,124
    5,292   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        5,876
      193   Regions Financial Corporation,
              6.375% 05/15/12.............................................          217
    2,158   Regions Financial Corporation,
              7.750% 09/15/24.............................................        2,668
    1,561   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................        1,567
        4   State Street Corporation,
              7.650% 06/15/10.............................................            5
       18   SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................           20
    6,752   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        7,666
    9,277   Wachovia Corporation,
              4.950% 11/01/06.............................................       10,004
    6,302   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        6,856

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$     175   Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................   $      178
    6,312   Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        6,824
                                                                             ----------
                                                                                115,593
                                                                             ----------
            COMPUTER SERVICES -- 0.0%+
      758   Electronic Data Systems Corporation,
              6.000% 08/01/13(+)..........................................          729
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
        7   International Business Machines Corporation,
              4.750% 11/29/12.............................................            7
    2,037   International Business Machines Corporation,
              6.500% 01/15/28(a)..........................................        2,247
      756   International Business Machines Corporation,
              5.875% 11/29/32.............................................          772
    3,679   Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        3,729
                                                                             ----------
                                                                                  6,755
                                                                             ----------
            CONGLOMERATES -- 0.2%
    5,056   Waste Management, Inc.,
              7.375% 08/01/10.............................................        5,910
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 0.7%
    1,887   American Express Company,
              3.750% 11/20/07.............................................        1,944
    1,470   American Express Credit Corporation,
              3.000% 05/16/08.............................................        1,453
    2,090   American General Finance, MTN, Series H,
              2.750% 06/15/08.............................................        2,025
   10,093   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       10,875
                                                                             ----------
                                                                                 16,297
                                                                             ----------
            CONSUMER SERVICES -- 0.0%+
      569   Monsanto Company,
              4.000% 05/15/08.............................................          577
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.5%
      535   Kohl's Corporation,
              6.000% 01/15/33.............................................          552
    1,320   Target Corporation,
              5.375% 06/15/09.............................................        1,440
    3,112   Target Corporation,
              5.875% 03/01/12.............................................        3,434
    4,057   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        4,422

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
$      80   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................   $       84
    2,600   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        2,626
                                                                             ----------
                                                                                 12,558
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.2%
    5,951   First Data Corporation,
              4.700% 08/01/13.............................................        5,981
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    2,108   General Electric Company,
              5.000% 02/01/13.............................................        2,161
      831   The Scotts Company, Class A,
              8.625% 01/15/09.............................................          877
                                                                             ----------
                                                                                  3,038
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.4%
    1,804   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        1,797
    4,308   Cinergy Corporation,
              6.250% 09/01/04.............................................        4,476
      912   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................          914
      727   Ohio Edison Company,
              4.000% 05/01/08(+)..........................................          719
    1,416   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        1,483
                                                                             ----------
                                                                                  9,389
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
    1,118   Duquesne Light Company,
              6.700% 04/15/12.............................................        1,262
      365   Energy East Corporation,
              6.750% 06/15/12.............................................          407
    2,626   FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11.............................................        2,740
    1,740   FirstEnergy Corporation,
              Series C,
              7.375% 11/15/31.............................................        1,781
      150   Kansas Gas & Electric Company,
              7.600% 12/15/03.............................................          150
    4,322   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        4,678
    2,327   Southern Power Company,
              Series B,
              6.250% 07/15/12.............................................        2,554
    3,516   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        3,799
                                                                             ----------
                                                                                 17,371
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- 0.5%
$     553   New York State Electric & Gas,
              5.750% 05/01/23.............................................   $      526
    3,631   Nisource Finance Corporation,
              5.400% 07/15/14.............................................        3,685
    7,344   Progress Energy, Inc.,
              6.050% 04/15/07.............................................        7,988
                                                                             ----------
                                                                                 12,199
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.5%
    6,484   Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        7,019
    5,487   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        6,104
                                                                             ----------
                                                                                 13,123
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.7%
    3,808   Associates Corporation of North America,
              6.950% 11/01/18.............................................        4,489
    2,752   CIT Group Inc.,
              7.375% 04/02/07.............................................        3,154
      255   General Electric Capital Corporation, MTN, Series A,
              5.375% 03/15/07.............................................          277
      800   General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08 (a).........................................          837
   11,014   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................       12,429
    4,336   Household Finance Corporation,
              5.875% 02/01/09(a)..........................................        4,755
    1,907   Household Finance Corporation,
              6.375% 11/27/12.............................................        2,116
    2,133   Household Finance Corporation,
              7.350% 11/27/32.............................................        2,514
    1,743   International Lease Finance Corporation,
              4.500% 05/01/08.............................................        1,814
    2,226   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................        2,241
    2,700   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        2,972
    2,306   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................        2,861
                                                                             ----------
                                                                                 40,459
                                                                             ----------
            FOOD AND DRUG STORES -- 0.4%
    6,630   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        7,686
      663   The Kroger Company,
              6.800% 04/01/11.............................................          758
      804   The Kroger Company,
              6.750% 04/15/12.............................................          908
                                                                             ----------
                                                                                  9,352
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 0.5%
$   2,777   Cardinal Health, Inc.,
              6.750% 02/15/11.............................................   $    3,224
    6,769   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        7,475
    1,213   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................        1,357
                                                                             ----------
                                                                                 12,056
                                                                             ----------
            HEAVY MACHINERY -- 0.2%
    4,968   Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................        5,425
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.1%
    2,292   Proctor & Gamble Company,
              4.750% 06/15/07.............................................        2,457
                                                                             ----------
            INSURANCE -- 1.1%
      162   Allstate Financial Global Funding,
              7.125% 09/26/05@(a).........................................          179
    1,168   Hartford Life, Inc.,
              7.375% 03/01/31.............................................        1,370
      990   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................          987
    2,213   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................        2,138
      938   Metlife, Inc.,
              5.375% 12/15/12.............................................          976
    2,114   Metlife, Inc.,
              6.500% 12/15/32.............................................        2,269
      934   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................          995
    4,754   Principal Life Global,
              6.250% 02/15/12@............................................        5,281
    1,557   Progressive Corporation,
              6.250% 12/01/32.............................................        1,657
    6,773   Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................        7,684
    1,605   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................        1,601
    1,095   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13@............................................        1,071
                                                                             ----------
                                                                                 26,208
                                                                             ----------
            INTEGRATED OIL -- 0.3%
    7,032   USX Corporation,
              6.650% 02/01/06.............................................        7,750
                                                                             ----------
            INVESTMENT SERVICES -- 2.8%
    6,076   Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        6,261
      704   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................          769
    3,452   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        3,781

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$   1,200   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................   $    1,241
    4,619   Goldman Sachs Group, Inc.,
              6.875% 01/15/11.............................................        5,311
    5,858   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        6,631
      808   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................          864
    5,732   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        5,901
    4,530   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        5,178
    1,351   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        1,628
    5,640   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        6,239
    2,538   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        2,522
    2,717   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        2,757
    9,009   Morgan Stanley,
              6.750% 04/15/11.............................................       10,294
    4,203   Morgan Stanley,
              6.600% 04/01/12.............................................        4,744
       51   Morgan Stanley,
              5.300% 03/01/13.............................................           53
    2,557   Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................        2,895
                                                                             ----------
                                                                                 67,069
                                                                             ----------
            MEDICAL DEVICES AND
              SUPPLIES -- 0.1%
    1,763   Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................        1,840
                                                                             ----------
            METALS AND MINING -- 0.2%
    3,385   Alcoa Inc.,
              7.375% 08/01/10(a)..........................................        4,020
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.4%
    7,799   CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................        8,762
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.6%
    8,333   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        8,889
    3,991   Teppco Partners, LP,
              7.625% 02/15/12.............................................        4,703
                                                                             ----------
                                                                                 13,592
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.1%
    1,210   Valero Energy Corporation,
              6.875% 04/15/12.............................................        1,350
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 0.4%
$   2,246   Champion International Corporation,
              7.350% 11/01/25.............................................   $    2,488
    1,993   International Paper Company,
              5.850%** 10/30/12...........................................        2,121
    1,705   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        1,921
    2,950   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        3,516
                                                                             ----------
                                                                                 10,046
                                                                             ----------
            PHARMACEUTICALS -- 0.0%+
    1,040   Pharmacia Corporation,
              6.600% 12/01/28.............................................        1,196
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.5%
    2,386   Gannett Company, Inc.,
              6.375% 04/01/12.............................................        2,706
    2,485   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................        2,926
      647   News America Holdings,
              9.250% 02/01/13.............................................          846
    3,650   News America Holdings,
              8.150% 10/17/36.............................................        4,489
      166   News America Inc.,
              6.625% 01/09/08(a)..........................................          186
      840   News America Inc.,
              6.550% 03/15/33.............................................          879
                                                                             ----------
                                                                                 12,032
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.5%
    4,184   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        4,841
    7,836   FedEx Corporation,
              6.625% 02/12/04.............................................        7,978
                                                                             ----------
                                                                                 12,819
                                                                             ----------
            REAL ESTATE -- 0.2%
    3,525   EOP Operating LP,
              7.000% 07/15/11.............................................        4,014
      567   ERP Operating LP,
              5.200% 04/01/13.............................................          579
                                                                             ----------
                                                                                  4,593
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
    2,311   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        2,497
    2,464   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................        2,518
                                                                             ----------
                                                                                  5,015
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 2.0%
      757   AT&T Corporation,
              7.800% 11/15/11.............................................          875
      526   AT&T Corporation,
              8.500%** 11/15/31...........................................          623

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   1,330   AT&T Wireless Services Inc.,
              8.125% 05/01/12(a)..........................................   $    1,579
    1,232   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        1,524
       38   BellSouth Corporation,
              5.000% 10/15/06.............................................           41
    4,726   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        5,056
    1,082   Citizens Communications Company,
              9.250% 05/15/11.............................................        1,379
      548   Citizens Communications Company,
              9.000% 08/15/31.............................................          722
    3,656   Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................        4,367
    1,003   Pacific Bell,
              7.125% 03/15/26.............................................        1,164
    2,283   SBC Communications Inc.,
              6.250% 03/15/11.............................................        2,550
    1,009   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        1,089
    5,223   Sprint Capital Corporation,
              8.375% 03/15/12(a)..........................................        6,161
    3,977   Sprint Capital Corporation,
              8.750% 03/15/32.............................................        4,726
      238   Verizon Florida Inc.,
              Series F,
              6.125% 01/15/13.............................................          260
      159   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................          191
    5,537   Verizon New England Inc.,
              6.500% 09/15/11.............................................        6,234
    9,157   Verizon Pennsylvania Inc.,
              Series A,
              5.650% 11/15/11.............................................        9,807
                                                                             ----------
                                                                                 48,348
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $578,379).............................................      614,437
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 3.4%
            BROADCASTING AND CABLE -- 0.0%+
      529   Rogers Cable Inc.,
              6.250% 06/15/13.............................................          528
                                                                             ----------
            BUILDING MATERIALS -- 0.2%
    3,687   Hanson Overseas BV,
              6.750% 09/15/05.............................................        3,989
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.0%+
      754   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................          750
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- 0.2%
$     479   Korea Development Bank,
              7.250% 05/15/06.............................................   $      533
    3,657   Scotland International Finance,
              4.250% 05/23/13@(a).........................................        3,533
                                                                             ----------
                                                                                  4,066
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    1,451   Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................        1,405
                                                                             ----------
            FOOD PRODUCTS -- 0.4%
    2,435   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        2,679
    5,906   Unilever Capital Corporation,
              7.125% 11/01/10.............................................        6,998
                                                                             ----------
                                                                                  9,677
                                                                             ----------
            INTEGRATED OIL -- 0.7%
    4,830   Conoco Funding Company,
              6.350% 10/15/11.............................................        5,458
      147   PEMEX Finance Ltd.,
              5.720% 11/15/03.............................................          148
      473   PEMEX Project Funding Master Trust,
              7.875%** 02/01/09...........................................          537
    1,020   PEMEX Project Funding Master Trust,
              7.375% 12/15/14(a)..........................................        1,097
    6,193   PEMEX Project Funding Master Trust,
              8.625%** 02/01/22(a)........................................        6,905
    1,751   Petro-Canada,
              4.000% 07/15/13.............................................        1,646
                                                                             ----------
                                                                                 15,791
                                                                             ----------
            METALS AND MINING -- 0.2%
    1,144   Alcan Inc.,
              6.450% 03/15/11.............................................        1,294
    1,394   Alcan Inc.,
              7.250% 03/15/31.............................................        1,650
    1,593   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        1,623
                                                                             ----------
                                                                                  4,567
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.1%
    3,371   Thomson Corporation,
              5.250% 08/15/13.............................................        3,502
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
    3,339   Canadian National Railway Company,
              6.900% 07/15/28.............................................        3,777
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.3%
    1,726   British Telecommunications, plc,
              8.375%** 12/15/10...........................................        2,124
      774   British Telecommunications, plc,
              8.875%** 12/15/30...........................................        1,015

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   7,508   Deutsche Telecom International Finance BV,
              5.250% 07/22/13.............................................   $    7,588
    3,285   Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        4,167
    4,756   France Telecom SA,
              9.000%** 03/01/11...........................................        5,810
    3,522   France Telecom SA,
              9.750% 03/01/31.............................................        4,702
    7,873   Telus Corporation,
              7.500% 06/01/07.............................................        8,852
                                                                             ----------
                                                                                 34,258
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $79,545)..............................................       82,310
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 35.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.9%
    4,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,995
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class CTFS,
              2.040% 12/15/09.............................................        1,986
    5,305   Freddie Mac,
              Series 2360, Class CH,
              6.500% 08/15/30.............................................        5,391
    5,469   Freddie Mac,
              Series 2399, Class XQ,
              6.500% 12/15/27.............................................        5,492
    8,573   Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................        8,687
   12,365   Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................       12,555
   14,506   Freddie Mac,
              Series 2457, Class PB,
              6.500% 01/15/26.............................................       14,535
    4,807   Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................        4,814
   65,070   GMAC Commercial Mortgage Securities Inc.,
              Series 1997-C1, Class X,
              Interest only,
              1.643%** 07/15/27...........................................        3,797
   67,736   JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4,
              Class X, Interest only,
              1.283%** 12/26/28...........................................        2,255

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$  87,203   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Interest only,
              1.113%** 12/15/30...........................................   $    3,391
    4,170   Salomon Brothers Mortgage Securities VII, Series 2002-CDCA,
              Class A1,
              1.400%** 11/15/13@..........................................        4,168
                                                                             ----------
                                                                                 71,066
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 2.2%
        4     9.000% 01/01/05.............................................            5
    4,000     5.500% 07/15/06(a)..........................................        4,363
      108     8.000% 11/01/09-04/01/10....................................          116
      619     8.500% 11/01/26.............................................          672
   45,997     6.500% 11/01/32##...........................................       48,029
                                                                             ----------
                                                                                 53,185
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 24.0%
      122     8.250% 03/25/06.............................................          127
    4,339     4.625% 10/15/13(a)..........................................        4,386
      506     6.000% 09/01/16.............................................          528
  151,134     5.000% 03/01/18(d)..........................................      154,819
      199     10.000% 09/01/18............................................          224
  258,816     6.500% 08/25/29-09/01/33##..................................      268,974
    8,590     6.500% 07/01/32.............................................        8,954
  137,920     5.000% 05/01/33(d)..........................................      137,920
      161     3.214%** 08/01/36...........................................          167
                                                                             ----------
                                                                                576,099
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 6.8%
      400     8.500% 12/15/05-02/15/25....................................          439
    1,614     8.000% 11/15/07-05/15/17....................................        1,706
       17     9.500% 06/15/09-09/15/09....................................           18
       18     13.000% 01/15/11-02/15/11...................................           23
    6,688     7.000% 10/01/11-01/15/30....................................        7,120
    7,070     7.500% 12/15/23-07/20/28....................................        7,580
  140,775     5.500% 12/01/32(d)..........................................      144,295
                                                                             ----------
                                                                                161,181
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $859,780).............................................      861,531
                                                                             ----------
CONTRACTS
---------
            PURCHASED OPTIONS -- 0.0%+
       15(x) Call option on interest rate swap,
              Expiring on 10/10/2003. If exercised, Citibank pays fixed
              (4.078%) and receives 3 month EURIBOR, Swap expires on
              10/14/2013..................................................           30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
CONTRACTS                                                                       (000)
----------------------------------------------------------------------------------------
            PURCHASED OPTIONS -- (CONTINUED)
       15(x) Call option on interest rate swap, Expiring on 10/10/2003. If exercised, Citibank receives fixed (4.131%) and pays 3 month
              LIBOR, Swap expires on 10/15/2013...........................           13
                                                                             ----------
            TOTAL PURCHASED OPTIONS
              (Cost $266).................................................           43
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
--------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.5%
$   4,904   Government of Canada,
              5.250% 11/05/08.............................................        5,423
    5,494   Hellenic Republic,
              6.950% 03/04/08.............................................        6,343
       66   Ontario (Province of),
              7.000% 08/04/05.............................................           72
      353   Quebec (Province of),
              6.125% 01/22/11.............................................          400
    5,926   Quebec (Province of),
              7.500% 09/15/29.............................................        7,518
    3,908   Region of Lombardy,
              5.804% 10/25/32.............................................        4,110
    5,300   Republic of Argentina,
              Series 2031,
              12.000%** 06/19/31(a)(b)....................................        1,367
    1,649   Republic of Chile,
              5.500% 01/15/13.............................................        1,715
    9,162   Republic of Italy,
              6.000% 02/22/11.............................................       10,374
    2,599   Republic of Italy,
              6.875% 09/27/23.............................................        3,104
    1,168   Republic of Korea,
              8.875% 04/15/08.............................................        1,433
    6,985   United Mexican States,
              8.375% 01/14/11.............................................        8,313
    3,678   United Mexican States,
              6.375% 01/16/13.............................................        3,880
    6,995   United Mexican States,
              7.500% 04/08/33.............................................        7,310
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $57,305)..............................................       61,362
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.6%
   10,000     2.375% 10/01/04.............................................       10,109
    4,655     2.500% 03/15/06.............................................        4,726
                                                                             ----------
                                                                                 14,835
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- 2.2%
$  22,000     3.250% 08/15/05(a)..........................................   $   22,673
   12,890     5.125% 03/06/06(a)..........................................       13,860
    8,145     5.800% 09/02/08.............................................        9,133
    6,500     3.875% 06/14/13(a)..........................................        6,225
                                                                             ----------
                                                                                 51,891
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.7%
    5,000     3.875% 02/15/05.............................................        5,172
   11,000     2.375% 04/15/06(a)..........................................       11,101
    4,500     4.875% 03/15/07.............................................        4,856
   23,200     5.125% 10/15/08(a)..........................................       25,270
   11,634     5.750% 03/15/09(a)..........................................       13,006
   23,000     4.500% 01/15/13(a)..........................................       23,268
    5,000     6.750% 03/15/31(a)..........................................        5,935
                                                                             ----------
                                                                                 88,608
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.7%
   34,000     2.875% 10/15/05(a)..........................................       34,840
   22,285     5.250% 06/15/06(a)..........................................       24,171
   30,249     5.250% 01/15/09##...........................................       33,112
   16,612     4.375% 09/15/12(a)..........................................       16,735
    5,817     7.250% 05/15/30(a)..........................................        7,275
                                                                             ----------
                                                                                116,133
                                                                             ----------
            TENNESSEE VALLEY AUTHORITY -- 0.4%
   10,000     4.700% 07/15/33.............................................        9,014
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $274,582).............................................      280,481
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 8.1%
            U.S. TREASURY NOTES -- 2.3%
   40,000   2.125% 10/31/04##.............................................       40,447
   14,100   2.000% 08/31/05(a)............................................       14,252
                                                                             ----------
                                                                                 54,699
                                                                             ----------
            U.S. TREASURY STRIPS -- 5.8%
   40,000   Interest only,
              4.389%*** 11/15/13##........................................       25,773
   79,000   Principal only,
              2.047%*** 11/15/06(a).......................................       74,129
   76,500   TIGR Receipts,
              4.939%*** 05/15/17(a).......................................       39,351
                                                                             ----------
                                                                                139,253
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $191,319).............................................      193,952
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            WARRANTS -- 0.0%+
              (Cost $0)
    2,898   Solutia Inc.,
              Expire 07/15/09!!(h)........................................   $       21
                                                                             ----------
 SHARES
  (000)
--------
            INVESTMENT COMPANIES -- 29.9%
    1,677   Nations Convertible Securities Fund, Primary A Class
              Shares@@....................................................       25,712
   12,598   High Yield Portfolio@@........................................      119,943
  574,854   Nations Cash Reserves, Capital Class Shares#,##...............      574,854
                                                                             ----------
            TOTAL INVESTMENT COMPANIES
              (Cost $716,462).............................................      720,509
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $3,017,532*)................................     127.7%   3,075,459
                                                                             ----------
CONTRACTS
--------
            WRITTEN OPTIONS -- (0.0)%+ (Premium $(287))
      (15)(x) Call option on interest rate swap, Expiring on
              10/10/2003. If exercised, Deutsche Bank pays fixed
              (4.131%) and receives 3 month LIBOR, Swap expires
              on 10/15/2013.....................................   $   (13)
                                                                               VALUE
                                                                               (000)
----------------------------------------------------------------------------------------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (27.7)%
            Cash..........................................................   $      601
            Foreign cash (cost $58).......................................           59
            Unrealized appreciation on forward foreign exchange
              contracts...................................................        6,668
            Receivable for investment securities sold.....................           55
            Receivable for Fund shares sold...............................        5,302
            Dividends receivable..........................................        1,282
            Interest receivable...........................................       19,154
            Unrealized appreciation on swap contracts.....................        6,137
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (8,681)
            Unrealized depreciation on swap contracts.....................       (4,098)
            Variation margin/due to broker................................       (1,118)
            Written options, at value (premium $287)......................          (13)
            Collateral on securities loaned...............................     (244,405)
            Payable for Fund shares redeemed..............................       (3,608)
            Investment advisory fee payable...............................         (779)
            Administration fee payable....................................         (433)
            Shareholder servicing and distribution fees payable...........          (24)
            Distributions payable.........................................       (6,735)
            Payable for investment securities purchased...................     (435,119)
            Accrued Trustees' fees and expenses...........................          (92)
            Accrued expenses and other liabilities........................         (467)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (666,314)
                                                                             ----------
            NET ASSETS..........................................             $2,409,145
                                                                     100.0%  ==========
            NET ASSETS CONSIST OF:
                                                                             $    6,469
            Undistributed net investment income...........................
            Accumulated net realized loss on investments sold, swaps,           (11,400)
              currency contracts, futures contracts and options...........
            Net unrealized appreciation of investments, swaps, currency          62,413
              contracts, futures contracts and options....................
                                                                              2,351,663
            Paid-in capital...............................................
                                                                             ----------
            NET ASSETS....................................................   $2,409,145
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($2,350,264,559 / 234,096,411 shares outstanding)...........       $10.04
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($40,415,065) / 4,028,448 shares outstanding)...............       $10.03
                                                                             ==========

            Maximum sales charge..........................................        3.25%
            Maximum offering price per share..............................       $10.37

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($15,949,447 / 1,589,214 shares outstanding)................       $10.04
                                                                             ==========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,516,259 / 250,807 shares outstanding)...................       $10.03
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $244,405.

 ##All or a portion of security segregated as collateral for swaps, swaptions, TBA and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $233,549 and $238,669, respectively.

 (b)
   Issue in default.

 (d)
   TBA-Securities purchased on a forward commitment basis.

 (h)
   Fair valued security.

 (x)
   1 contract = $1,000,000 notional amount.

ABBREVIATIONS:

MTN  --   Medium Term Note
TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.1%
            ASSET-BACKED -- AUTO LOANS -- 0.8%
$    750    AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    778
      94    Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................         96
     200    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        212
     485    Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        492
     382    Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................        390
                                                                             --------
                                                                                1,968
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.1%
     226    American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        223
                                                                             --------
            ASSET-BACKED -- HOME EQUITY
              LOANS -- 0.0%+
      34    First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         35
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.2%
     420    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        436
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $2,597)...............................................      2,662
                                                                             --------
            CORPORATE BONDS AND NOTES -- 14.0%
            AEROSPACE AND DEFENSE -- 0.2%
     108    Boeing Company,
              5.125% 02/15/13.............................................        110
      19    General Dynamics Corporation,
              4.500% 08/15/10.............................................         20
     204    Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        238
     125    Raytheon Company,
              5.375% 04/01/13.............................................        129
                                                                             --------
                                                                                  497
                                                                             --------
            AUTOMOTIVE -- 1.2%
     443    Daimler Chrysler,
              4.050% 06/04/08.............................................        438
     124    Delphi Corporation,
              6.125% 05/01/04.............................................        126

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$    399    Ford Motor Company,
              7.450% 07/16/31.............................................   $    368
     106    Ford Motor Credit Company,
              5.800% 01/12/09.............................................        107
     222    Ford Motor Credit Company,
              7.375% 10/28/09.............................................        237
     250    Ford Motor Credit Company,
              7.375% 02/01/11.............................................        263
     256    General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        271
     166    General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        172
     219    General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        225
      79    General Motors Corporation,
              8.250% 07/15/23.............................................         83
     400    Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................        402
                                                                             --------
                                                                                2,692
                                                                             --------
            BEVERAGES -- 0.2%
     176    Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        185
     370    Cadbury Schweppes,
              5.125% 10/01/13@............................................        375
                                                                             --------
                                                                                  560
                                                                             --------
            BROADCASTING AND CABLE -- 0.7%
     211    AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        232
      50    AOL Time Warner Inc.,
              6.875% 05/01/12.............................................         56
     366    AOL Time Warner Inc.,
              7.625% 04/15/31.............................................        415
      18    Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................         20
     226    Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        260
     130    Cox Communications, Inc., Class A,
              5.500% 10/01/15.............................................        133
      67    Cox Enterprises, Inc.,
              4.375% 05/01/08@............................................         69
      40    Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................         40
     135    Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        188
      11    Time Warner Inc.,
              8.110% 08/15/06.............................................         13
      22    Viacom Inc., Class B,
              6.625% 05/15/11.............................................         25
      59    Viacom Inc., Class B,
              7.875% 07/30/30.............................................         74
                                                                             --------
                                                                                1,525
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
      92    Dow Chemical Company,
              6.125% 02/01/11.............................................         98

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- (CONTINUED)
$     68    Dow Chemical Company,
              7.375% 11/01/29.............................................   $     76
      69    Eastman Chemical Company,
              3.250% 06/15/08.............................................         67
                                                                             --------
                                                                                  241
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
     115    E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................        118
     101    Praxair, Inc.,
              4.750% 07/15/07.............................................        107
      32    Praxair, Inc.,
              6.500% 03/01/08.............................................         36
                                                                             --------
                                                                                  261
                                                                             --------
            COMMERCIAL BANKING -- 2.7%
     223    AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        226
     623    Bank One Corporation,
              6.000% 08/01/08.............................................        694
     621    Citigroup Inc.,
              7.250% 10/01/10.............................................        735
     167    Citigroup Inc.,
              6.000% 02/21/12.............................................        185
      41    City National Bank,
              5.125% 02/15/13.............................................         41
     157    FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................        173
     223    Golden West Financial Corporation,
              4.750% 10/01/12.............................................        228
     345    J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        395
     122    Key Bank N.A.,
              7.000% 02/01/11.............................................        142
      70    Mellon Funding Corporation,
              4.875% 06/15/07.............................................         75
      40    Mellon Funding Corporation,
              6.700% 03/01/08.............................................         46
     418    National City Bank,
              4.625% 05/01/13.............................................        421
      94    PNC Funding Corporation,
              7.000% 09/01/04.............................................         99
     156    PNC Funding Corporation,
              5.750% 08/01/06.............................................        170
     125    Popular North America Inc.,
              4.250% 04/01/08.............................................        129
     114    Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        127
      70    Regions Financial Corporation,
              7.750% 09/15/24.............................................         87
      32    SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         32
     187    U.S. Bancorp,
              5.100% 07/15/07.............................................        202
     358    US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        406
     473    Wachovia Corporation,
              4.950% 11/01/06.............................................        510

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$    210    Washington Mutual, Inc.,
              5.625% 01/15/07.............................................   $    228
     600    Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................        609
     334    Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        361
                                                                             --------
                                                                                6,321
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      46    Electronic Data Systems Corporation,
              6.000% 08/01/13@............................................         44
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.2%
      39    International Business Machines Corporation,
              4.750% 11/29/12.............................................         40
     122    International Business Machines Corporation,
              6.500% 01/15/28.............................................        135
      17    International Business Machines Corporation,
              5.875% 11/29/32.............................................         17
     194    Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        197
                                                                             --------
                                                                                  389
                                                                             --------
            CONGLOMERATES -- 0.1%
     139    Waste Management, Inc.,
              7.375% 08/01/10.............................................        162
                                                                             --------
            CONSUMER CREDIT AND
              MORTGAGES -- 0.4%
     102    American Express Company,
              3.750% 11/20/07.............................................        105
      78    American Express Credit Corporation,
              3.000% 05/16/08.............................................         77
     118    American General Finance, MTN, Series H,
              2.750% 06/15/08.............................................        114
     541    Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        583
                                                                             --------
                                                                                  879
                                                                             --------
            CONSUMER SERVICES -- 0.0%+
      30    Monsanto Company,
              4.000% 05/15/08.............................................         30
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.2%
      11    Kohl's Corporation,
              6.000% 01/15/33.............................................         11
      40    Target Corporation,
              5.375% 06/15/09.............................................         44
     135    Target Corporation,
              5.875% 03/01/12.............................................        149

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
$    166    Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................   $    181
     142    Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        143
                                                                             --------
                                                                                  528
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 0.2%
     352    First Data Corporation,
              4.700% 08/01/13.............................................        354
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      37    General Electric Company,
              5.000% 02/01/13.............................................         38
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.2%
      95    Appalachian Power Company,
              Series G,
              3.600% 05/15/08.............................................         95
     242    Cinergy Corporation,
              6.250% 09/01/04.............................................        251
      55    Dominion Resources, Inc.,
              5.000% 03/15/13.............................................         55
      38    Ohio Edison Company,
              4.000% 05/01/08+()..........................................         38
     106    Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        108
       9    Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................          9
                                                                             --------
                                                                                  556
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.3%
      68    Duquesne Light Company,
              6.700% 04/15/12.............................................         77
      23    Energy East Corporation,
              6.750% 06/15/12.............................................         26
     147    FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11.............................................        153
     118    FirstEnergy Corporation,
              Series C,
              7.375% 11/15/31.............................................        121
     190    Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        205
      58    Southern Power Company,
              Series B,
              6.250% 07/15/12.............................................         64
      90    Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................         97
                                                                             --------
                                                                                  743
                                                                             --------
            ENERGY -- MISCELLANEOUS -- 0.3%
      29    New York State Electric & Gas,
              5.750% 05/01/23.............................................         28
     223    Nisource Finance Corporation,
              5.400% 07/15/14.............................................        226

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- (CONTINUED)
$    374    Progress Energy, Inc.,
              6.050% 04/15/07.............................................   $    407
                                                                             --------
                                                                                  661
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.0%
     228    Associates Corporation of North America,
              6.950% 11/01/18.............................................        269
     155    CIT Group Inc.,
              7.375% 04/02/07.............................................        178
     614    General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................        692
     193    Household Finance Corporation,
              5.875% 02/01/09.............................................        212
     120    Household Finance Corporation,
              6.375% 11/27/12.............................................        133
     150    Household Finance Corporation,
              7.350% 11/27/32.............................................        177
      89    International Lease Finance Corporation,
              4.500% 05/01/08.............................................         93
     136    National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................        137
     140    National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        154
     142    National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................        176
                                                                             --------
                                                                                2,221
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
     335    Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        388
      33    The Kroger Company,
              6.800% 04/01/11.............................................         38
      40    The Kroger Company,
              6.750% 04/15/12.............................................         45
                                                                             --------
                                                                                  471
                                                                             --------
            HEALTH SERVICES -- 0.2%
     143    Cardinal Health, Inc.,
              6.750% 02/15/11.............................................        166
     330    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        364
      42    Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         47
                                                                             --------
                                                                                  577
                                                                             --------
            HEAVY MACHINERY -- 0.1%
     239    Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................        261
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS -- 0.0%+
$     63    Proctor & Gamble Company,
              4.750% 06/15/07.............................................   $     68
                                                                             --------
            INSURANCE -- 0.6%
      73    Hartford Life, Inc.,
              7.375% 03/01/31.............................................         86
      59    Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         59
     127    Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................        123
      99    Metlife, Inc.,
              5.375% 12/15/12.............................................        103
     101    Metlife, Inc.,
              6.500% 12/15/32.............................................        108
      44    Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         47
     244    Principal Life Global,
              6.250% 02/15/12@............................................        270
      32    Progressive Corporation,
              6.250% 12/01/32.............................................         34
     198    Prudential Financial, Inc.,
              Series B, MTN,
              4.500% 07/15/13.............................................        193
     199    Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................        226
      78    The Hartford Financial Services
              Group, Inc.,
              2.375% 06/01/06.............................................         78
      68    The Hartford Financial Services
              Group, Inc.,
              4.625% 07/15/13@............................................         67
                                                                             --------
                                                                                1,394
                                                                             --------
            INTEGRATED OIL -- 0.1%
     246    USX Corporation,
              6.650% 02/01/06.............................................        271
                                                                             --------
            INVESTMENT SERVICES -- 1.7%
     305    Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        314
     168    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        184
     121    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        133
      86    Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         89
     302    Goldman Sachs Group, Inc.,
              6.875% 01/15/11.............................................        347
     301    Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        341
      87    Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         93
     327    Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        337
     248    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        283
     144    Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        174

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$    245    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................   $    271
     223    Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        222
     154    Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        156
     451    Morgan Stanley,
              6.750% 04/15/11.............................................        515
     229    Morgan Stanley,
              6.600% 04/01/12.............................................        258
     148    Morgan Stanley,
              5.300% 03/01/13.............................................        153
     159    Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................        180
                                                                             --------
                                                                                4,050
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.1%
     200    Becton, Dickinson and Company,
              4.550% 04/15/13.............................................        201
     105    Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................        110
                                                                             --------
                                                                                  311
                                                                             --------
            METALS AND MINING -- 0.1%
     181    Alcoa Inc.,
              7.375% 08/01/10.............................................        215
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.2%
     469    CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................        527
                                                                             --------
            NATURAL GAS PIPELINES -- 0.2%
     169    Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        180
     244    Teppco Partners, LP,
              7.625% 02/15/12.............................................        288
                                                                             --------
                                                                                  468
                                                                             --------
            OIL REFINING AND MARKETING -- 0.0%+
      66    Valero Energy Corporation,
              6.875% 04/15/12.............................................         74
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.3%
     132    Champion International Corporation,
              7.350% 11/01/25.............................................        146
     118    International Paper Company,
              5.850%** 10/30/12...........................................        126
     100    MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        113
     174    MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        207
                                                                             --------
                                                                                  592
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            PHARMACEUTICALS -- 0.1%
$    150    Pharmacia Corporation,
              6.600% 12/01/28.............................................   $    173
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.3%
     127    Gannett Company, Inc.,
              6.375% 04/01/12.............................................        144
      80    Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         94
      49    News America Holdings,
              9.250% 02/01/13.............................................         64
     204    News America Holdings,
              8.150% 10/17/36.............................................        251
      64    News America Inc.,
              6.550% 03/15/33.............................................         67
                                                                             --------
                                                                                  620
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.3%
     212    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        245
     372    FedEx Corporation,
              6.625% 02/12/04.............................................        379
                                                                             --------
                                                                                  624
                                                                             --------
            REAL ESTATE -- 0.1%
     180    EOP Operating LP,
              7.000% 07/15/11.............................................        205
      27    ERP Operating LP,
              5.200% 04/01/13.............................................         28
                                                                             --------
                                                                                  233
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
     120    Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        130
      98    Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................        100
                                                                             --------
                                                                                  230
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.2%
      46    AT&T Corporation,
              7.800% 11/15/11.............................................         53
      32    AT&T Corporation,
              8.500%** 11/15/31...........................................         38
      69    AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         82
      80    AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................         99
     312    BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        334
      52    Citizens Communications Company,
              9.250% 05/15/11.............................................         66

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$     26    Citizens Communications Company,
              9.000% 08/15/31.............................................   $     34
     187    Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................        223
      61    Pacific Bell,
              7.125% 03/15/26.............................................         71
     132    SBC Communications Inc.,
              6.250% 03/15/11.............................................        147
      27    Sprint Capital Corporation,
              6.125% 11/15/08.............................................         29
     307    Sprint Capital Corporation,
              8.375% 03/15/12.............................................        362
     249    Sprint Capital Corporation,
              8.750% 03/15/32.............................................        296
     172    Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................        207
     478    Verizon New England Inc.,
              6.500% 09/15/11.............................................        539
     116    Verizon Pennsylvania Inc.,
              Series A,
              5.650% 11/15/11.............................................        124
                                                                             --------
                                                                                2,704
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $31,491)..............................................     32,565
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.9%
            BROADCASTING AND CABLE -- 0.0%+
      30    Rogers Cable Inc.,
              6.250% 06/15/13.............................................         30
                                                                             --------
            BUILDING MATERIALS -- 0.1%
     137    Hanson Overseas BV,
              6.750% 09/15/05.............................................        148
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
      15    Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         15
                                                                             --------
            COMMERCIAL BANKING -- 0.1%
     224    Scotland International Finance,
              4.250% 05/23/13+()..........................................        216
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      87    Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................         84
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD PRODUCTS -- 0.2%
$     66    Unilever Capital Corporation,
              6.875% 11/01/05.............................................   $     73
     383    Unilever Capital Corporation,
              7.125% 11/01/10.............................................        453
                                                                             --------
                                                                                  526
                                                                             --------
            INTEGRATED OIL -- 0.3%
     259    Conoco Funding Company,
              6.350% 10/15/11.............................................        293
     337    PEMEX Project Funding Master Trust,
              8.625%** 02/01/22...........................................        376
     101    Petro-Canada,
              4.000% 07/15/13.............................................         95
                                                                             --------
                                                                                  764
                                                                             --------
            METALS AND MINING -- 0.1%
      87    Alcan Inc.,
              6.450% 03/15/11.............................................         98
      82    Alcan Inc.,
              7.250% 03/15/31.............................................         97
      84    BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         86
                                                                             --------
                                                                                  281
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
     204    Thomson Corporation,
              5.250% 08/15/13.............................................        212
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.1%
     175    Canadian National Railway Company,
              6.900% 07/15/28.............................................        198
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.9%
      91    British Telecommunications, plc,
              8.375%** 12/15/10...........................................        112
      43    British Telecommunications, plc,
              8.875%** 12/15/30...........................................         56
     373    Deutsche Telecom International
              Finance BV,
              5.250% 07/22/13.............................................        377
     249    Deutsche Telekom International
              Finance BV,
              8.750% 06/15/30.............................................        316
     311    France Telecom SA,
              9.000%** 03/01/11...........................................        380
     190    France Telecom SA,
              9.750% 03/01/31.............................................        254
     486    Telus Corporation,
              7.500% 06/01/07.............................................        547
                                                                             --------
                                                                                2,042
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $4,462)...............................................      4,516
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 20.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
$    452    Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................   $    458
     648    Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................        659
     248    Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................        248
   2,654    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.113%** 12/15/30...........................................        103
                                                                             --------
                                                                                1,468
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 17.7%
     150      4.625% 10/15/13(a)..........................................        152
  10,070      5.000% 03/01/18(d)..........................................     10,315
     381      6.500% 08/25/29.............................................        387
   3,034      6.500% 12/01/31##...........................................      3,162
   4,220      6.500% 05/01/32.............................................      4,399
   2,613      6.500% 01/01/33##...........................................      2,724
   9,545      5.000% 05/01/33(d)..........................................      9,545
  10,030      6.500% 09/01/33##...........................................     10,431
                                                                             --------
                                                                               41,115
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.6%
   4,483      5.500% 12/01/32(d)..........................................      4,595
   1,325      5.500% 12/01/32(d)..........................................      1,358
                                                                             --------
                                                                                5,953
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $48,168)..............................................     48,536
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 12.0%
   5,000    Federal Republic of Brazil,
              2.188%** 04/15/12...........................................      4,015
   1,250    Federal Republic of Brazil,
              12.750% 01/15/20............................................      1,338
     250    Federal Republic of Brazil,
              10.125% 05/15/27............................................        224
      99    Government of Canada,
              5.250% 11/05/08.............................................        109
     154    Hellenic Republic,
              6.950% 03/04/08.............................................        178
 250,000(i) Hungary Government Bond,
              Series 08/O,
              6.250% 06/12/08.............................................      1,093
     400    Malaysia,
              7.500% 07/15/11.............................................        479
     356    Quebec (Province of),
              7.500% 09/15/29.............................................        452

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$    101    Region of Lombardy,
              5.804% 10/25/32.............................................   $    106
   2,279    Republic of Argentina,
              Series 2031,
              12.000%** 06/19/31(b).......................................        588
   1,847    Republic of Brazil,
              8.000% 04/15/14.............................................      1,686
     300    Republic of Bulgaria,
              8.250% 01/15/15@............................................        343
      46    Republic of Chile,
              5.500% 01/15/13.............................................         48
     868    Republic of Colombia,
              9.750% 04/09/11.............................................        966
     300    Republic of Colombia,
              10.750% 01/15/13............................................        336
     100    Republic of Ecuador,
              12.000% 11/15/12@...........................................         83
     800    Republic of Ecuador,
              (7.000%) due 08/15/30
              8.000% beginning 08/15/04...................................        500
     269    Republic of Italy,
              6.000% 02/22/11.............................................        305
     149    Republic of Italy,
              6.875% 09/27/23.............................................        178
      29    Republic of Korea,
              8.875% 04/15/08.............................................         36
     500    Republic of Panama,
              9.625% 02/08/11.............................................        571
     752    Republic of Peru,
              5.000%** 03/07/17...........................................        686
   1,200    Republic of Philippines,
              8.875% 04/15/08.............................................      1,319
     200    Republic of Philippines,
              10.625% 03/16/25............................................        231
   5,000(j) Republic of South Africa,
              10.000% 02/28/08............................................        751
     500    Republic of South Africa,
              7.375% 04/25/12.............................................        568
     500    Republic of Turkey,
              12.375% 06/15/09............................................        586
     750    Republic of Turkey,
              11.500% 01/23/12............................................        849
   4,800    Russian Federation,
              (5.000%) due 03/31/30
              7.500% beginning 03/31/07...................................      4,535
     182    United Mexican States,
              8.375% 01/14/11.............................................        217
     206    United Mexican States,
              6.375% 01/16/13.............................................        217
   2,050    United Mexican States,
              11.500% 05/15/26............................................      3,005
     555    United Mexican States,
              7.500% 04/08/33.............................................        580

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$    550    United Mexican States,
              Series A,
              9.875% 02/01/10.............................................   $    701
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $25,911)..............................................     27,879
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.7%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.1%
     280      2.500% 03/15/06.............................................        284
                                                                             --------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 0.7%
     775      5.125% 03/06/06.............................................        834
     490      5.800% 09/02/08.............................................        549
     140      3.875% 06/14/13(a)..........................................        134
                                                                             --------
                                                                                1,517
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.9%
   1,500      3.875% 02/15/05.............................................      1,552
     700      2.375% 04/15/06.............................................        706
     500      4.875% 03/15/07.............................................        540
   1,400      5.125% 10/15/08(a)..........................................      1,525
     700      5.750% 03/15/09(a)..........................................        783
   1,400      4.500% 01/15/13(a)..........................................      1,416
     280      6.750% 03/15/31.............................................        332
                                                                             --------
                                                                                6,854
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 3.1%
   2,100      2.875% 10/15/05(a)..........................................      2,152
   1,400      5.250% 06/15/06(a)..........................................      1,519
   1,725      5.250% 01/15/09.............................................      1,888
     990      4.375% 09/15/12(a)..........................................        997
     380      7.250% 05/15/30(a)..........................................        475
                                                                             --------
                                                                                7,031
                                                                             --------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.7%
   1,500      5.250% 03/15/06.............................................      1,621
                                                                             --------
            TENNESSEE VALLEY AUTHORITY -- 0.2%
     600      4.700% 07/15/33.............................................        541
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $17,459)..............................................     17,848
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 12.8%
            U.S. TREASURY NOTES -- 0.5%
$  1,000    3.875% 02/15/13(a)............................................   $    999
     200    6.250% 08/15/23(a)............................................        234
                                                                             --------
                                                                                1,233
                                                                             --------
            U.S. TREASURY STRIPS -- 12.3%
   1,600    Interest only,
              4.389%*** 11/15/13..........................................      1,031
     800    Interest only,
              5.419%*** 05/15/23..........................................        280
     300    Principal only,
              1.858%*** 08/15/06(a).......................................        284
  15,200    Principal only,
              2.047%*** 11/15/06##........................................     14,263
  14,000    Principal only,
              2.938%*** 11/15/08##........................................     12,056
     750    Principal only,
              5.319%*** 11/15/21..........................................        290
   1,250    Principal only,
              5.369%*** 08/15/29..........................................        317
                                                                             --------
                                                                               28,521
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $29,315)..............................................     29,754
                                                                             --------
            SHORT TERM INVESTMENTS -- 0.0%
              (Cost $50)
            U.S. TREASURY BILLS -- 0.0%
      50      Discount note 12/18/03......................................         50
                                                                             --------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 45.3%
   6,622    High Yield Portfolio@@........................................     63,053
  41,972    Nations Cash Reserves, Capital Class Shares#,##...............     41,972
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $106,996).............................................    105,025
                                                                             --------

                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $266,449*)..................................     115.7%  $268,835
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (15.7)%
            Cash..........................................................   $    122
            Foreign cash (cost $4)........................................          4
            Unrealized appreciation on forward foreign exchange
              contracts...................................................        417
            Receivable for Fund shares sold...............................        170
            Dividends receivable..........................................        504
            Interest receivable...........................................      1,434
            Unrealized appreciation on swap contracts.....................        126
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (574)
            Variation margin/due to broker................................        (49)
            Collateral on securities loaned...............................    (11,191)
            Payable for Fund shares redeemed..............................       (236)
            Investment advisory fee payable...............................        (76)
            Administration fee payable....................................        (42)
            Shareholder servicing and distribution fees payable...........        (41)
            Distributions payable.........................................       (715)
            Payable for investment securities purchased...................    (25,959)
            Accrued Trustees' fees and expenses...........................        (56)
            Accrued expenses and other liabilities........................       (238)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (36,400)
                                                                             --------
            NET ASSETS..........................................     100.0%  $232,435
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $  1,254
            Accumulated net realized loss on investments sold, swaps,
              currency
              contracts, futures contracts and options....................    (15,062)
            Net unrealized appreciation of investments, swaps, currency
              contracts and futures contracts.............................      2,164
            Paid-in capital...............................................    244,079
                                                                             --------
            NET ASSETS....................................................   $232,435
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($156,301,303 / 15,520,352 shares outstanding)..............     $10.07
                                                                             ========

            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($34,426,975 / 3,421,911 shares outstanding)................     $10.06
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $10.56

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($37,960,867 / 3,770,765 shares outstanding)................     $10.07
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($3,745,880 / 372,320 shares outstanding)...................     $10.06
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $11,191.

 ##All or a portion of security segregated as collateral for swaps, TBA and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $10,758 and $10,921, respectively.

 (b)
   Issue in default.

 (d)
   TBA -- Securities purchased on a forward commitment basis.

 (i)
   Principal amount denominated in Hungarian Forint.

 (j)
   Principal amount denominated in South African Rand.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations High Yield Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.4%
            Investment in Nations Master Investment Trust, High Yield Bond
              Master Portfolio*...........................................   $1,087,573
                                                                             ----------
            TOTAL INVESTMENTS...................................     100.4%   1,087,573
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.4)%
            Receivable for Fund shares sold...............................   $    6,263
            Payable for Fund shares redeemed..............................      (10,305)
            Administration fee payable....................................         (160)
            Shareholder servicing and distribution fees payable...........         (194)
            Accrued Trustees' fees and expenses...........................          (33)
            Accrued expenses and other liabilities........................         (192)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       (4,621)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,082,952
                                                                             ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income..............   $     (291)
            Accumulated net realized gain on investments sold.............        6,057
            Net unrealized appreciation of investments....................       63,913
            Paid-in capital...............................................    1,013,273
                                                                             ----------
            NET ASSETS....................................................   $1,082,952
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($726,163,241 / 77,086,701 shares outstanding)..............        $9.42
                                                                             ==========

            INVESTOR A SHARES:
            Net asset value and redemption price per share ($163,023,022 /
              17,425,173 shares outstanding)..............................        $9.36
                                                                             ==========

                                                                                  4.75%
            Maximum sales charge..........................................
                                                                                  $9.83
            Maximum offering price per share..............................

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($136,032,777 / 14,561,814 shares outstanding)..............        $9.34
                                                                             ==========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($57,733,004 / 6,203,718 shares outstanding)................        $9.31
                                                                             ==========

---------------

 *The financial statements of the High Yield Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the High Yield Bond Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                                     SHORT-
                                                                SHORT-TERM        INTERMEDIATE
                                                                  INCOME           GOVERNMENT
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       13,766     $        6,674
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $0, respectively)..........................              --                 --
Dividend income from affiliated funds.......................             338                374
Securities lending..........................................              42                 34
Allocated from portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $2, respectively)+.........................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses+...................................................              --                 --
                                                              --------------     --------------
    Total investment income.................................          14,146              7,082
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,560                724
Administration fee..........................................           1,144                530
Transfer agent fees.........................................             161                 83
Custodian fees..............................................              33                 15
Legal and audit fees........................................              44                 40
Registration and filing fees................................              42                 45
Trustees' fees and expenses.................................              10                 10
Printing expense............................................              25                 17
Other.......................................................               9                 --*
                                                              --------------     --------------
    Subtotal................................................           3,028              1,464
Shareholder servicing and distribution fees:
  Primary B Shares..........................................              --                 --*
  Investor A Shares.........................................             169                 59
  Investor B Shares.........................................              10                181
  Investor C Shares.........................................             252                 59
                                                              --------------     --------------
    Total expenses..........................................           3,459              1,763
Fees waived by investment advisor, administrator and/or
  distributor...............................................            (520)                --
Fees reduced by credits allowed by the custodian............              (4)                --*
Reimbursement from investment advisor.......................             (55)               (78)
                                                              --------------     --------------
    Net expenses............................................           2,880              1,685
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          11,266              5,397
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................             (52)             3,254
  Swap contracts............................................             104                936
  Written options...........................................              --             (1,049)
  Futures contracts.........................................           1,057             (1,306)
  Foreign currency and net other assets.....................              37                 --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................           1,146              1,835
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 13)......................................            (639)            (2,455)
  Swap contracts............................................              24               (321)
  Written options...........................................              --                 (9)
  Futures contracts.........................................          (1,259)               416
  Foreign currency and net other assets.....................              (8)                --
  Securities allocated from Portfolio (Note 13)+............              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (1,882)            (2,369)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (736)              (534)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       10,530     $        4,863
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 **Banc of America Capital Management, LLC has agreed to waive advisory fees related to Bond Fund's investment in Nations Convertible Securities Fund.

 + Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
   Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


      GOVERNMENT      INTERMEDIATE                       STRATEGIC        HIGH YIELD
      SECURITIES          BOND             BOND            INCOME            BOND
--------------------------------------------------------------------------------------

    $        3,956   $           --   $       42,302   $        2,862   $           --
                --               --            8,207            2,747               --
               190               --            3,357              244               --
                18               --               78               14               --
                --           12,731               --               --           40,504
                --               --               --               --              231
                --              429               --               --              521
                --               59               --               --               91
                --           (1,748)              --               --           (2,918)
    --------------   --------------   --------------   --------------   --------------
             4,164           11,471           53,944            5,867           38,429
    --------------   --------------   --------------   --------------   --------------
               598               --            4,979              566               --
               268              632            2,738              249              856
                42              128              436               35              128
                15               --               76               10               --
                41               36               48               37               31
                27               37               30               26               38
                10               10               10               10               10
                16               13               33               20               20
                 9               --               11                2                9
    --------------   --------------   --------------   --------------   --------------
             1,026              856            8,361              955            1,092
                --               --               --               --               --
                73               41               55               42              186
               288               70               89              190              608
                14               31               14               19              256
    --------------   --------------   --------------   --------------   --------------
             1,401              998            8,519            1,206            2,142
              (171)              --              (50)**           (113)             --
                (1)              --               (2)              (1)              --
                (1)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------
             1,228              998            8,467            1,092            2,142
    --------------   --------------   --------------   --------------   --------------
             2,936           10,473           45,477            4,775           36,287
    --------------   --------------   --------------   --------------   --------------
                23               --            7,239             (849)              --
               482               --            6,515              357               --
            (1,050)              --           (5,403)            (311)              --
            (1,311)              --           (5,501)             756               --
                --               --            2,995              202               --
                --            9,103               --               --            9,441
                --               --               --               --              175
    --------------   --------------   --------------   --------------   --------------
            (1,856)           9,103            5,845              155            9,616
    --------------   --------------   --------------   --------------   --------------
              (302)              --           12,157            4,706               --
              (230)              --            3,481              134               --
                (4)              --              (58)              (1)              --
             1,593               --            5,030              (30)              --
                --               --           (1,861)            (121)              --
                --           (4,696)              --               --           70,697
    --------------   --------------   --------------   --------------   --------------
             1,057           (4,696)          18,749            4,688           70,697
    --------------   --------------   --------------   --------------   --------------
              (799)           4,407           24,594            4,843           80,313
    --------------   --------------   --------------   --------------   --------------
    $        2,137   $       14,880   $       70,071   $        9,618   $      116,600
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SHORT-TERM INCOME
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       11,266     $       23,427
Net realized gain/(loss) on investments.....................           1,146             12,459
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (1,882)             9,425
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          10,530             45,311
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,547)           (19,160)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................          (1,339)            (3,177)
  Investor B Shares.........................................             (12)               (50)
  Investor C Shares.........................................            (313)            (1,040)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (3,604)            (2,256)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (609)              (388)
  Investor B Shares.........................................              (9)                (8)
  Investor C Shares.........................................            (239)              (188)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         129,058            324,557
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         123,916            343,601
NET ASSETS:
Beginning of period.........................................         978,537            634,936
                                                              --------------     --------------
End of period...............................................  $    1,102,453     $      978,537
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           55     $           --
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

      SHORT-INTERMEDIATE GOVERNMENT            GOVERNMENT SECURITIES
    ---------------------------------     --------------------------------
      SIX MONTHS                            SIX MONTHS
        ENDED                                 ENDED
       9/30/03           YEAR ENDED          9/30/03          YEAR ENDED
     (UNAUDITED)          3/31/03          (UNAUDITED)         3/31/03
--------------------------------------------------------------------------

    $        5,397     $       14,410     $        2,936    $        7,477
             1,835             22,763             (1,856)           14,599
            (2,369)            12,775              1,057            10,869
    --------------     --------------     --------------    --------------
             4,863             49,948              2,137            32,945

            (4,511)           (12,496)            (1,696)           (4,669)
                (1)                (4)                --                --
              (490)            (1,197)              (719)           (1,603)
              (240)              (529)              (495)           (1,143)
               (78)              (174)               (25)              (57)

            (5,781)           (11,344)                --                --
                (2)                (4)                --                --
              (682)            (1,151)                --                --
              (537)              (841)                --                --
              (183)              (257)                --                --
           (49,996)            32,600            (27,770)          (43,230)
    --------------     --------------     --------------    --------------
           (57,638)            54,551            (28,568)          (17,757)

           511,460            456,909            256,842           274,599
    --------------     --------------     --------------    --------------
    $      453,822     $      511,460     $      228,274    $      256,842
    ==============     ==============     ==============    ==============

    $           87     $           10     $         (333)   $         (334)
    ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      INTERMEDIATE BOND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       10,473     $       21,309
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................           9,103             10,750
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................          (4,696)            28,591
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          14,880             60,650
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,823)           (19,190)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (423)            (1,521)
  Investor B Shares.........................................            (132)              (275)
  Investor C Shares.........................................             (53)               (89)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --             (8,293)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --               (536)
  Investor B Shares.........................................              --               (150)
  Investor C Shares.........................................              --                (45)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (15,584)           387,828
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (11,135)           418,379
NET ASSETS:
Beginning of period.........................................         747,153            328,774
                                                              --------------     --------------
End of period...............................................  $      736,018     $      747,153
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          376     $          334
                                                              ==============     ==============

---------------

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

                 BOND                        STRATEGIC INCOME                   HIGH YIELD BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $       45,477   $       94,229   $        4,775   $        9,570   $       36,287   $       38,089
             5,845           44,496              155            2,907               --               --
                --               --               --               --            9,616           (3,486)
            18,749           85,938            4,688            1,785               --               --
                --               --               --               --           70,697            2,223
    --------------   --------------   --------------   --------------   --------------   --------------
            70,071          224,663            9,618           14,262          116,600           36,826

           (43,229)         (92,106)          (3,346)          (6,602)         (24,423)         (25,624)
                --               --               --               --               --               --
              (733)          (1,515)            (711)          (1,326)          (5,580)          (4,626)
              (229)            (510)            (654)          (1,536)          (4,118)          (6,402)
               (35)             (67)             (64)            (105)          (1,766)          (1,681)

           (15,339)         (43,274)              --               --             (169)              --
                --               --               --               --               --               --
              (268)            (734)              --               --              (39)              --
              (113)            (308)              --               --              (33)              --
               (18)             (40)              --               --              (14)              --
          (148,625)         144,741           18,327          (13,211)         317,138          381,141
    --------------   --------------   --------------   --------------   --------------   --------------
          (138,518)         230,850           23,170           (8,518)         397,596          379,634

         2,547,663        2,316,813          209,265          217,783          685,356          305,722
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,409,145   $    2,547,663   $      232,435   $      209,265   $    1,082,952   $      685,356
    ==============   ==============   ==============   ==============   ==============   ==============

    $        6,469   $        5,218   $        1,254   $        1,254   $         (291)  $         (691)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                            SHORT-TERM INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   31,936    $ 320,664       50,863    $ 509,463
  Issued in exchange for assets of Bank of America
    Short-Term Bond Fund (Note 13)..........................       --           --        1,246       12,475
  Issued as reinvestment of dividends.......................      182        1,820          201        2,014
  Redeemed..................................................  (18,753)    (188,159)     (23,996)    (240,337)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   13,365    $ 134,325       28,314    $ 283,615
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    4,713    $  47,419       13,148    $ 131,511
  Issued as reinvestment of dividends.......................      141        1,423          240        2,412
  Redeemed..................................................   (4,335)     (43,536)     (10,624)    (106,159)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      519    $   5,306        2,764    $  27,764
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Issued as reinvestment of dividends.......................        2    $      18            5    $      49
  Redeemed..................................................      (26)        (262)         (45)        (455)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (24)   $    (244)         (40)   $    (406)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      580    $   5,833        3,478    $  34,763
  Issued as reinvestment of dividends.......................       38          381           85          849
  Redeemed..................................................   (1,648)     (16,543)      (2,198)     (22,028)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,030)   $ (10,329)       1,365    $  13,584
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   12,830    $ 129,058       32,403    $ 324,557
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

                                                                      SHORT-INTERMEDIATE GOVERNMENT
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    6,204    $ 26,660       23,490    $ 101,678
  Issued in exchange for net assets of Bank of America
    Short-Term Government Fund (Note 13)....................       --          --       13,459       58,682
  Issued as reinvestment of dividends.......................      300       1,307          688        2,970
  Redeemed..................................................  (15,349)    (66,215)     (36,824)    (159,579)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   (8,845)   $(38,248)         813    $   3,751
                                                              =======    ========      =======    =========
PRIMARY B SHARES:
  Issued as reinvestment of dividends.......................        1    $      3            2    $       8
  Redeemed..................................................      (38)       (161)          --*          --*
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      (37)   $   (158)           2    $       8
                                                              =======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,515    $ 10,826        8,919    $  38,517
  Shares issued upon conversion from Investor B shares......       11          48          223          979
  Issued as reinvestment of dividends.......................      214         925          405        1,746
  Redeemed..................................................   (3,559)    (15,227)      (8,738)     (37,670)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (819)   $ (3,428)         809    $   3,572
                                                              =======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      979    $  4,236        6,459    $  28,111
  Issued as reinvestment of dividends.......................      143         621          244        1,057
  Shares redeemed upon conversion from Investor A shares....      (11)        (48)        (223)        (979)
  Redeemed..................................................   (2,205)     (9,467)      (2,015)      (8,743)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   (1,094)   $ (4,658)       4,465    $  19,446
                                                              =======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      364    $  1,578        2,065    $   8,978
  Issued as reinvestment of dividends.......................       46         198           76          328
  Redeemed..................................................   (1,232)     (5,280)        (804)      (3,483)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (822)   $ (3,504)       1,337    $   5,823
                                                              =======    ========      =======    =========
  Total net increase/(decrease).............................  (11,617)   $(49,996)       7,426    $  32,600
                                                              =======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GOVERNMENT SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     533    $  5,631       3,250    $ 33,226
  Issued as reinvestment of dividends.......................       3          27           6          66
  Redeemed..................................................  (1,773)    (18,939)     (8,185)    (84,686)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,237)   $(13,281)     (4,929)   $(51,394)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,005    $ 10,743       9,167    $ 92,540
  Shares issued upon conversion from Investor B shares......      42         461         197       2,065
  Shares issued upon conversion from Investor C shares......      10         100          --          --
  Issued as reinvestment of dividends.......................      49         527         109       1,140
  Redeemed..................................................  (1,429)    (15,210)     (9,495)    (96,151)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (323)   $ (3,379)        (22)   $   (406)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     287    $  3,087       2,276    $ 23,712
  Issued as reinvestment of dividends.......................      37         397          88         918
  Shares redeemed upon conversion into Investor A shares....     (42)       (461)       (197)     (2,065)
  Redeemed..................................................  (1,216)    (12,955)     (1,439)    (15,004)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (934)   $ (9,932)        728    $  7,561
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      45    $    483         319    $  3,301
  Issued as reinvestment of dividends.......................       2          17           4          41
  Shares redeemed upon conversion into Investor A shares....     (10)       (100)         --          --
  Redeemed..................................................    (147)     (1,578)       (227)     (2,333)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (110)   $ (1,178)         96    $  1,009
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,604)   $(27,770)     (4,127)   $(43,230)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

                                                                           INTERMEDIATE BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,997    $ 69,724       23,468    $ 227,978
  Issued in exchange for assets of Bank of America
    Intermediate Bond Fund (Note 13)........................      --          --       45,092      439,200
  Issued as reinvestment of dividends.......................       6          62          416        4,072
  Redeemed..................................................  (8,562)    (85,428)     (26,642)    (263,346)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (1,559)   $(15,642)      42,334    $ 407,904
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     687    $  6,874        3,738    $  36,665
  Shares issued upon conversion from Investor B shares......      --*          1            2           22
  Issued as reinvestment of dividends.......................      36         360          180        1,762
  Redeemed..................................................    (761)     (7,577)      (6,883)     (67,591)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (38)   $   (342)      (2,963)   $ (29,142)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     152    $  1,517          983    $   9,592
  Issued as reinvestment of dividends.......................      10         102           34          336
  Shares redeemed upon conversion into Investor A shares....      --*         (1)          (2)         (22)
  Redeemed..................................................    (185)     (1,837)        (375)      (3,653)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (23)   $   (219)         640    $   6,253
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     161    $  1,794          410    $   4,436
  Issued as reinvestment of dividends.......................       2          17            6           68
  Redeemed..................................................    (108)     (1,192)        (157)      (1,691)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      55    $    619          259    $   2,813
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (1,565)   $(15,584)      40,270    $ 387,828
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares, and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,590    $ 175,958       50,469    $ 499,916
  Issued in exchange for assets of:
    Bank of America Charitable Bond Fund (Note 13)..........       --           --       22,207      217,846
    Bank of America Bond Fund (Note 13).....................       --           --       10,952      107,442
  Issued as reinvestment of dividends.......................      988        9,958        2,185       21,537
  Redeemed..................................................  (32,749)    (327,879)     (71,269)    (705,069)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (14,171)   $(141,963)      14,544    $ 141,672
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,435    $  24,296        4,869    $  47,958
  Shares issued upon conversion from Investor B shares......        5           45           41          400
  Shares issued upon conversion from Investor C shares......        3           33           --           --
  Issued as reinvestment of dividends.......................       57          570          123        1,211
  Redeemed..................................................   (2,858)     (28,438)      (4,883)     (48,146)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (358)   $  (3,494)         150    $   1,423
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      160    $   1,612          720    $   7,109
  Issued as reinvestment of dividends.......................       28          277           69          679
  Shares redeemed upon conversion into Investor A shares....       (5)         (45)         (40)        (400)
  Redeemed..................................................     (473)      (4,698)        (618)      (6,093)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (290)   $  (2,854)         131    $   1,295
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       26    $     265          138    $   1,364
  Issued as reinvestment of dividends.......................        3           33            7           72
  Shares redeemed upon conversion into Investor A shares....       (3)         (33)          --           --
  Redeemed..................................................      (58)        (579)        (110)      (1,085)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (32)   $    (314)          35    $     351
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (14,851)   $(148,625)      14,860    $ 144,741
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

                                                                           STRATEGIC INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,848    $ 38,693       4,181    $ 40,225
  Issued as reinvestment of dividends.......................      11         110          23         223
  Redeemed..................................................  (2,232)    (22,334)     (5,224)    (50,094)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,627    $ 16,469      (1,020)   $ (9,646)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     586    $  5,872         906    $  8,679
  Shares issued upon conversion from Investor B shares......       1          11         606       5,699
  Issued as reinvestment of dividends.......................      42         416          79         758
  Redeemed..................................................    (493)     (4,927)     (1,070)    (10,234)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     136    $  1,372         521    $  4,902
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     347    $  3,473         740    $  7,131
  Issued as reinvestment of dividends.......................      43         431         104         995
  Shares redeemed upon conversion into Investor A shares....      (1)        (11)       (606)     (5,699)
  Redeemed..................................................    (354)     (3,525)     (1,287)    (12,360)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      35    $    368      (1,049)   $ (9,933)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     101    $  1,015         283    $  2,733
  Issued as reinvestment of dividends.......................       4          35           8          74
  Redeemed..................................................     (93)       (932)       (139)     (1,341)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      12    $    118         152    $  1,466
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,810    $ 18,327      (1,396)   $(13,211)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             HIGH YIELD BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              --------------------      -------------------
                                                              SHARES      DOLLARS       SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   41,960    $ 383,657       42,767    $354,599
  Issued as reinvestment of dividends.......................      413        3,793          348       2,862
  Redeemed..................................................  (19,023)    (175,018)     (11,359)    (93,019)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................   23,350    $ 212,432       31,756    $264,442
                                                              =======    =========      =======    ========
INVESTOR A SHARES:
  Sold......................................................   27,238    $ 247,514       16,131    $134,589
  Shares issued upon conversion from Investor B shares......        1            5           56         422
  Issued as reinvestment of dividends.......................      323        2,943          342       2,772
  Redeemed..................................................  (21,543)    (197,505)      (8,707)    (72,247)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    6,019    $  52,957        7,822    $ 65,536
                                                              =======    =========      =======    ========
INVESTOR B SHARES:
  Sold......................................................    3,928    $  35,472        5,572    $ 46,814
  Issued as reinvestment of dividends.......................      262        2,388          474       3,856
  Shares redeemed upon conversion into Investor A shares....       (1)          (5)         (56)       (422)
  Redeemed..................................................     (809)      (7,360)      (2,088)    (16,838)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    3,380    $  30,495        3,902    $ 33,410
                                                              =======    =========      =======    ========
INVESTOR C SHARES:
  Sold......................................................    3,549    $  31,906        3,017    $ 25,212
  Issued as reinvestment of dividends.......................      106          953          108         881
  Redeemed..................................................   (1,281)     (11,605)      (1,030)     (8,340)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    2,374    $  21,254        2,095    $ 17,753
                                                              =======    =========      =======    ========
  Total net increase/(decrease).............................   35,123    $ 317,138       45,575    $381,141
                                                              =======    =========      =======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.08          $0.11            $   --##           $0.11           $(0.11)        $(0.05)
Year ended 3/31/2003#.........     9.82           0.31              0.29              0.60            (0.31)         (0.03)
Year ended 3/31/2002#.........     9.80           0.48              0.02              0.50            (0.48)            --
Year ended 3/31/2001..........     9.51           0.58              0.29              0.87            (0.58)            --
Year ended 3/31/2000..........     9.79           0.56             (0.28)             0.28            (0.56)            --
Year ended 3/31/1999..........     9.77           0.56              0.02              0.58            (0.56)            --
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.10          $0.10            $   --##           $0.10           $(0.10)        $(0.05)
Year ended 3/31/2003#.........     9.83           0.28              0.30              0.58            (0.28)         (0.03)
Year ended 3/31/2002#.........     9.81           0.45              0.02              0.47            (0.45)            --
Year ended 3/31/2001..........     9.51           0.56              0.30              0.86            (0.56)            --
Year ended 3/31/2000..........     9.79           0.54             (0.28)             0.26            (0.54)            --
Year ended 3/31/1999..........     9.77           0.54              0.02              0.56            (0.54)            --
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.09          $0.06            $   --##           $0.06           $(0.06)        $(0.05)
Year ended 3/31/2003#.........     9.83           0.21              0.29              0.50            (0.21)         (0.03)
Year ended 3/31/2002#.........     9.80           0.38              0.03              0.41            (0.38)            --
Year ended 3/31/2001..........     9.51           0.48              0.29              0.77            (0.48)            --
Year ended 3/31/2000..........     9.79           0.51             (0.28)             0.23            (0.51)            --
Year ended 3/31/1999..........     9.77           0.52              0.02              0.54            (0.52)            --
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.09          $0.06            $   --##           $0.06           $(0.06)        $(0.05)
Year ended 3/31/2003#.........     9.83           0.21              0.29              0.50            (0.21)         (0.03)
Year ended 3/31/2002#.........     9.80           0.38              0.03              0.41            (0.38)            --
Year ended 3/31/2001..........     9.51           0.48              0.29              0.77            (0.48)            --
Year ended 3/31/2000..........     9.79           0.47             (0.28)             0.19            (0.47)            --
Year ended 3/31/1999..........     9.77           0.52              0.02              0.54            (0.52)            --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                              RATIO OF            RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS        OPERATING         NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF         EXPENSES TO        INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD           AVERAGE            TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)           NET ASSETS          NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

   $(0.16)         $10.03         1.08%     $922,177            0.48%+(a)(b)        2.24%+         123%          0.58%+(a)
    (0.34)          10.08         6.18       791,981            0.50(a)             3.00            54           0.60(a)
    (0.48)           9.82         5.19       493,457            0.52(a)             4.79            80           0.62(a)
    (0.58)           9.80         9.44       358,812            0.51(a)             6.04            42           0.61(a)
    (0.56)           9.51         3.00       398,620            0.50(a)             5.86            62           0.63(a)
    (0.56)           9.79         6.07       397,467            0.50(a)             5.70            64           0.80(a)
   $(0.15)         $10.05         0.96%     $134,620            0.73%+(a)(b)        1.99%+         123%          0.83%+(a)
    (0.31)          10.10         6.01       130,036            0.75(a)             2.75            54           0.85(a)
    (0.45)           9.83         4.91        99,453            0.77(a)             4.54            80           0.87(a)
    (0.56)           9.81         9.28         7,658            0.76(a)             5.79            42           0.86(a)
    (0.54)           9.51         2.76        11,831            0.73(a)             5.63            62           0.88(a)
    (0.54)           9.79         5.85        14,652            0.70(a)             5.50            64           1.05(a)
   $(0.11)         $10.04         0.58%     $  1,916            1.48%+(a)(b)        1.24%+         123%          1.58%+(a)
    (0.24)          10.09         5.12         2,170            1.50(a)             2.00            54           1.60(a)
    (0.38)           9.83         4.25         2,511            1.52(a)             3.79            80           1.62(a)
    (0.48)           9.80         8.36         2,515            1.51(a)             5.04            42           1.61(a)
    (0.51)           9.51         2.40         2,914            1.05(a)             5.31            62           1.63(a)
    (0.52)           9.79         5.70         5,825            0.85(a)             5.35            64           1.80(a)
   $(0.11)         $10.04         0.58%     $ 43,740            1.48%+(a)(b)        1.24%+         123%          1.58%+(a)
    (0.24)          10.09         5.12        54,350            1.50(a)             2.00            54           1.60(a)
    (0.38)           9.83         4.23        39,515            1.52(a)             3.79            80           1.62(a)
    (0.48)           9.80         8.37           833            1.51(a)             5.04            42           1.61(a)
    (0.47)           9.51         1.97           987            1.50(a)             4.86            62           1.63(a)
    (0.52)           9.79         5.64         1,744            1.01(a)             5.19            64           1.80(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.05            $   --##           $0.05           $(0.05)        $(0.06)
Year ended 3/31/2003#.........     4.16           0.13              0.31              0.44            (0.13)         (0.11)
Year ended 3/31/2002#.........     4.15           0.18              0.01              0.19            (0.18)            --
Year ended 3/31/2001..........     3.94           0.23              0.21              0.44            (0.23)            --
Year ended 3/31/2000..........     4.10           0.22             (0.16)             0.06            (0.22)            --
Year ended 3/31/1999..........     4.12           0.22             (0.02)             0.20            (0.22)            --
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.04            $(0.01)            $0.03           $(0.04)        $(0.06)
Year ended 3/31/2003#.........     4.16           0.12              0.31              0.43            (0.12)         (0.11)
Year ended 3/31/2002#.........     4.15           0.17              0.01              0.18            (0.17)            --
Year ended 3/31/2001..........     3.94           0.22              0.21              0.43            (0.22)            --
Year ended 3/31/2000..........     4.10           0.22             (0.16)             0.06            (0.22)            --
Year ended 3/31/1999..........     4.12           0.21             (0.02)             0.19            (0.21)            --
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.03            $   --##           $0.03           $(0.03)        $(0.06)
Year ended 3/31/2003#.........     4.16           0.08              0.31              0.39            (0.08)         (0.11)
Year ended 3/31/2002#.........     4.15           0.13              0.01              0.14            (0.13)            --
Year ended 3/31/2001..........     3.94           0.19              0.21              0.40            (0.19)            --
Year ended 3/31/2000..........     4.10           0.19             (0.16)             0.03            (0.19)            --
Year ended 3/31/1999..........     4.12           0.19             (0.02)             0.17            (0.19)            --
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.03            $(0.01)            $0.02           $(0.03)        $(0.06)
Year ended 3/31/2003#.........     4.15           0.08              0.32              0.40            (0.08)         (0.11)
Year ended 3/31/2002#.........     4.14           0.12              0.01              0.13            (0.12)            --
Year ended 3/31/2001..........     3.93           0.19              0.21              0.40            (0.19)            --
Year ended 3/31/2000..........     4.09           0.19             (0.16)             0.03            (0.19)            --
Year ended 3/31/1999..........     4.12           0.19             (0.03)             0.16            (0.19)            --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was 0.02%. Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.61% for Primary A Shares, 0.86% for Investor A Shares, and 1.61% each for Investor B and C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                              RATIO OF            RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS        OPERATING         NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF         EXPENSES TO        INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD           AVERAGE            TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)           NET ASSETS          NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

   $(0.11)          $4.30         1.21%     $368,795            0.59%+(a)(b)        2.35%+         171%          0.61%+(a)
    (0.24)           4.36        10.74       413,039            0.62(a)             2.95           180           0.62(a)
    (0.18)           4.16         4.68       390,543            0.62(a)             4.35           486           0.62(a)
    (0.23)           4.15        11.56       496,821            0.59(a)             5.77           108           0.59(a)
    (0.22)           3.94         1.63       497,392            0.60(a)             5.59           177           0.65(a)
    (0.22)           4.10         4.97       589,092            0.58(a)             5.36           242           0.78(a)
   $(0.10)          $4.29         0.85%     $ 43,245            0.84%+(a)(b)        2.10%+         171%          0.86%+(a)
    (0.23)           4.36        10.46        47,480            0.87(a)             2.70           180           0.87(a)
    (0.17)           4.16         4.42        41,926            0.87(a)             4.10           486           0.87(a)
    (0.22)           4.15        11.31        44,244            0.82(a)             5.54           108           0.84(a)
    (0.22)           3.94         1.43        45,341            0.80(a)             5.39           177           0.90(a)
    (0.21)           4.10         4.76        44,793            0.78(a)             5.16           242           1.03(a)
   $(0.09)          $4.30         0.70%     $ 32,532            1.59%+(a)(b)        1.35%+         171%          1.61%+(a)
    (0.19)           4.36         9.64        37,804            1.62(a)             1.95           180           1.62(a)
    (0.13)           4.16         3.64        17,474            1.62(a)             3.35           486           1.62(a)
    (0.19)           4.15        10.46         8,199            1.59(a)             4.77           108           1.59(a)
    (0.19)           3.94         0.70         8,400            1.51(a)             4.68           177           1.65(a)
    (0.19)           4.10         4.14         9,591            1.38(a)             4.56           242           1.78(a)
   $(0.09)          $4.29         0.48%     $  9,250            1.59%+(a)(b)        1.35%+         171%          1.61%+(a)
    (0.19)           4.36         9.91        12,975            1.62(a)             1.95           180           1.62(a)
    (0.12)           4.15         3.63         6,820            1.62(a)             3.35           486           1.62(a)
    (0.19)           4.14        10.49         1,079            1.59(a)             4.77           108           1.59(a)
    (0.19)           3.93         0.74           661            1.54(a)             4.65           177           1.65(a)
    (0.19)           4.09         4.05         1,190            1.34(a)             4.60           242           1.78(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.74         $0.15           $(0.03)          $ 0.12          $(0.15)
Year ended 3/31/2003#.....................     9.79          0.31             0.95             1.26           (0.31)
Year ended 3/31/2002#.....................     9.87          0.44            (0.08)            0.36           (0.44)
Year ended 3/31/2001......................     9.38          0.60             0.48             1.08           (0.59)
Year ended 3/31/2000......................     9.86          0.58            (0.48)            0.10           (0.58)
Year ended 3/31/1999#.....................     9.90          0.58            (0.05)            0.53           (0.57)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.72         $0.13           $(0.03)          $ 0.10          $(0.13)
Year ended 3/31/2003#.....................     9.78          0.29             0.94             1.23           (0.29)
Year ended 3/31/2002#.....................     9.86          0.42            (0.08)            0.34           (0.42)
Year ended 3/31/2001......................     9.37          0.57             0.49             1.06           (0.57)
Year ended 3/31/2000......................     9.86          0.57            (0.50)            0.07           (0.56)
Year ended 3/31/1999#.....................     9.90          0.56            (0.05)            0.51           (0.55)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.74         $0.09           $(0.03)          $ 0.06          $(0.09)
Year ended 3/31/2003#.....................     9.79          0.21             0.95             1.16           (0.21)
Year ended 3/31/2002#.....................     9.87          0.34            (0.08)            0.26           (0.34)
Year ended 3/31/2001......................     9.38          0.50             0.49             0.99           (0.50)
Year ended 3/31/2000......................     9.86          0.49            (0.48)            0.01           (0.49)
Year ended 3/31/1999#.....................     9.90          0.49            (0.04)            0.45           (0.49)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.71         $0.09           $(0.03)          $ 0.06          $(0.09)
Year ended 3/31/2003#.....................     9.76          0.21             0.95             1.16           (0.21)
Year ended 3/31/2002#.....................     9.84          0.34            (0.08)            0.26           (0.34)
Year ended 3/31/2001......................     9.34          0.52             0.48             1.00           (0.50)
Year ended 3/31/2000......................     9.86          0.49            (0.52)           (0.03)          (0.49)
Year ended 3/31/1999#.....................     9.90          0.49            (0.04)            0.45           (0.49)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                                      WITHOUT WAIVERS
                                                                                      AND/OR EXPENSE
                                                                                      REIMBURSEMENTS
                                                                                      ---------------
                                           RATIO OF         RATIO OF                     RATIO OF
                           NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  NET ASSET                  END OF      EXPENSES TO     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE         TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        NET ASSETS       NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------

   $10.71         1.09%     $118,407      0.70%+(a)(c)        2.71%+         187%           0.84%+(a)
    10.74        13.02       132,009         0.71(a)          3.02           196            0.84(a)
     9.79         3.70       168,621         0.73(a)          4.44           522            0.86(a)
     9.87        11.97       153,799         0.75(a)          6.21           183            0.86(a)
     9.38         1.12       108,798         0.78(b)          6.17           348            0.90
     9.86         5.41       119,659         0.73(a)          5.70           600            0.84(a)
   $10.69         0.96%     $ 55,561      0.95%+(a)(c)        2.46%+         187%           1.09%+(a)
    10.72        12.65        59,171         0.96(a)          2.77           196            1.09(a)
     9.78         3.45        54,167         0.98(a)          4.19           522            1.11(a)
     9.86        11.70        57,641         1.00(a)          5.96           183            1.11(a)
     9.37         0.80        57,485         1.03(b)          5.92           348            1.15
     9.86         5.16        19,167         0.98(a)          5.45           600            1.09(a)
   $10.71         0.58%     $ 52,058      1.70%+(a)(c)        1.71%+         187%           1.84%+(a)
    10.74        11.91        62,227         1.71(a)          2.02           196            1.84(a)
     9.79         2.67        49,611         1.73(a)          3.44           522            1.86(a)
     9.87        10.86        27,544         1.75(a)          5.21           183            1.86(a)
     9.38         0.22        26,988         1.72(b)          5.23           348            1.90
     9.86         4.53        30,109         1.58(a)          4.85           600            1.84(a)
   $10.68         0.59%     $  2,248      1.70%+(a)(c)        1.71%+         187%           1.84%+(a)
    10.71        11.95         3,435         1.71(a)          2.02           196            1.84(a)
     9.76         2.68         2,200         1.73(a)          3.44           522            1.86(a)
     9.84        11.03         1,213         1.75(a)          5.21           183            1.86(a)
     9.34        (0.22)          238         1.78(b)          5.17           348            1.90
     9.86         4.52           213         1.59(a)          4.84           600            1.84(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
INTERMEDIATE BOND+++
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 9.93         $0.15           $ 0.05           $ 0.20          $(0.14)
Year ended 3/31/2003#.....................     9.41          0.34             0.64             0.98           (0.34)
Year ended 3/31/2002#.....................     9.52          0.49            (0.11)            0.38           (0.49)
Year ended 3/31/2001#.....................     9.13          0.58             0.39             0.97           (0.58)
Period ended 3/31/2000**..................     9.52          0.49            (0.37)            0.12           (0.51)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 9.96         $0.13           $ 0.06           $ 0.19          $(0.13)
Year ended 3/31/2003#.....................     9.43          0.32             0.65             0.97           (0.32)
Year ended 3/31/2002#.....................     9.55          0.47            (0.12)            0.35           (0.47)
Year ended 3/31/2001#.....................     9.15          0.56             0.40             0.96           (0.56)
Period ended 3/31/2000....................     9.50          0.46            (0.34)            0.12           (0.47)
Period ended 5/14/1999....................     9.52          0.10            (0.04)            0.06           (0.08)
Year ended 2/28/1999......................     9.69          0.50            (0.03)            0.47           (0.53)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 9.91         $0.09           $ 0.06           $ 0.15          $(0.09)
Year ended 3/31/2003#.....................     9.39          0.25             0.64             0.89           (0.25)
Year ended 3/31/2002#.....................     9.51          0.40            (0.12)            0.28           (0.40)
Year ended 3/31/2001#.....................     9.13          0.47             0.42             0.89           (0.51)
Period ended 3/31/2000**..................     9.52          0.22            (0.36)           (0.14)          (0.25)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $11.02         $0.09           $ 0.08           $ 0.17          $(0.09)
Year ended 3/31/2003#.....................    10.39          0.23             0.75             0.98           (0.23)
Year ended 3/31/2002#.....................    10.47          0.39            (0.08)            0.31           (0.39)
Year ended 3/31/2001#.....................     9.32          0.47             1.09             1.56           (0.41)
Period ended 3/31/2000....................     9.56          0.34            (0.23)            0.11           (0.35)
Period ended 5/14/1999....................     9.59          0.09            (0.04)            0.05           (0.08)
Year ended 2/28/1999......................     9.72          0.46               --             0.46           (0.48)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Intermediate Bond Master Portfolio.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund A, and K Shares, which were reorganized into the Intermediate Bond Investor A and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** Intermediate Bond Primary A and Investor B Shares commenced operations on
    May 21, 1999 and October 20, 1999.

 # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                                         RATIO OF        RATIO OF         RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD       AVERAGE       TO AVERAGE         AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------------------------------

   $   --          $(0.14)         $ 9.99         2.05%     $684,455       0.70%+          2.96%+           0.70%+
    (0.12)          (0.46)           9.93        10.62       695,894       0.70            3.50             0.70
       --           (0.49)           9.41         4.04       261,018       0.78            4.80             0.86
       --           (0.58)           9.52        11.04        51,178       0.78            6.31             0.81
       --           (0.51)           9.13         1.29        18,365       0.81+           6.08+            1.05+
   $   --          $(0.13)         $10.02         1.92%     $ 31,720       0.95%+          2.71%+           0.95%+
    (0.12)          (0.44)           9.96        10.43        31,915       0.95            3.25             0.95
       --           (0.47)           9.43         3.66        58,167       1.03            4.55             1.11
       --           (0.56)           9.55        10.88        62,617       1.03            6.06             1.06
       --           (0.47)           9.15         1.34        45,207       1.06+           5.83+            1.30+
       --           (0.08)           9.50         0.66        61,412       1.09+           4.90+            1.12+
    (0.11)          (0.64)           9.52         4.89        63,404       0.90            5.14             0.90
   $   --          $(0.09)         $ 9.97         1.56%     $ 13,590       1.70%+          1.96%+           1.70%+
    (0.12)          (0.37)           9.91         9.59        13,739       1.70            2.50             1.70
       --           (0.40)           9.39         2.94         7,003       1.78            3.80             1.86
       --           (0.51)           9.51         9.99         1,290       1.78            5.31             1.81
       --           (0.25)           9.13         1.33           256       1.81+           5.08+            2.05+
   $   --          $(0.09)         $11.10         1.58%     $  6,253       1.70%+          1.96%+           1.70%+
    (0.12)          (0.35)          11.02         9.59         5,605       1.70            2.50             1.70
       --           (0.39)          10.39         2.94         2,586       1.78            3.80             1.86
       --           (0.41)          10.47        17.06           797       1.78            5.31             1.81
       --           (0.35)           9.32         1.18            15       1.81+           5.08+            2.05+
       --           (0.08)           9.56         0.47           469       1.57+           4.42+            1.84+
    (0.11)          (0.59)           9.59         4.76           495       1.39            4.67             1.65

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.00          $0.18            $ 0.10            $ 0.28           $(0.18)        $(0.06)
Year ended 3/31/2003#.........     9.66           0.37              0.51              0.88            (0.37)         (0.17)
Year ended 3/31/2002#.........     9.78           0.54             (0.12)             0.42            (0.54)            --
Year ended 3/31/2001..........     9.37           0.62              0.41              1.03            (0.62)            --
Year ended 3/31/2000..........     9.93           0.59             (0.52)             0.07            (0.59)         (0.04)
Year ended 3/31/1999..........    10.03           0.59             (0.04)             0.55            (0.59)         (0.06)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.99          $0.17            $ 0.10            $ 0.27           $(0.17)        $(0.06)
Year ended 3/31/2003#.........     9.65           0.35              0.51              0.86            (0.35)         (0.17)
Year ended 3/31/2002#.........     9.78           0.51             (0.13)             0.38            (0.51)            --
Year ended 3/31/2001..........     9.37           0.60              0.41              1.01            (0.60)            --
Year ended 3/31/2000..........     9.93           0.57             (0.52)             0.05            (0.57)         (0.04)
Year ended 3/31/1999..........    10.03           0.57             (0.04)             0.53            (0.57)         (0.06)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.99          $0.13            $ 0.11            $ 0.24           $(0.13)        $(0.06)
Year ended 3/31/2003#.........     9.66           0.27              0.50              0.77            (0.27)         (0.17)
Year ended 3/31/2002#.........     9.78           0.44             (0.12)             0.32            (0.44)            --
Year ended 3/31/2001..........     9.37           0.52              0.41              0.93            (0.52)            --
Year ended 3/31/2000..........     9.93           0.50             (0.52)            (0.02)           (0.50)         (0.04)
Year ended 3/31/1999..........    10.03           0.51             (0.04)             0.47            (0.51)         (0.06)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.99          $0.13            $ 0.10            $ 0.23           $(0.13)        $(0.06)
Year ended 3/31/2003#.........     9.65           0.27              0.51              0.78            (0.27)         (0.17)
Year ended 3/31/2002#.........     9.78           0.44             (0.13)             0.31            (0.44)            --
Year ended 3/31/2001..........     9.37           0.52              0.41              0.93            (0.52)            --
Year ended 3/31/2000..........     9.93           0.48             (0.52)            (0.04)           (0.48)         (0.04)
Year ended 3/31/1999..........    10.03           0.51             (0.04)             0.47            (0.51)         (0.06)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                                                          AND/OR EXPENSE
                                                                                                          REIMBURSEMENTS
                                                                                                          ---------------
                                                             RATIO OF           RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD          AVERAGE           TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)          NET ASSETS         NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------



   $ (0.24)        $10.04         2.83%    $2,350,265           0.67%+(a)         3.66%+         204%          0.67%+(a)
     (0.54)         10.00         9.32      2,482,229           0.67(a)           3.75           488           0.67(a)
     (0.54)          9.66         4.33      2,256,647           0.68(a)(b)        5.41           314           0.68(a)
     (0.62)          9.78        11.39      2,333,703           0.67(a)           6.53           120           0.67(a)
     (0.63)          9.37         0.97      1,793,913           0.67              6.20            63           0.69
     (0.65)          9.93         5.61      1,798,155           0.68(a)           5.86           107           0.78(a)
   $ (0.23)        $10.03         2.71%    $   40,415           0.92%+(a)         3.41%+         204%          0.92%+(a)
     (0.52)          9.99         9.05         43,828           0.92(a)           3.50           488           0.92(a)
     (0.51)          9.65         3.96         40,902           0.93(a)(b)        5.16           314           0.93(a)
     (0.60)          9.78        11.11         27,220           0.92(a)           6.28           120           0.92(a)
     (0.61)          9.37         0.74         23,420           0.90              5.97            63           0.94
     (0.63)          9.93         5.40         32,119           0.88(a)           5.66           107           1.03(a)
   $ (0.19)        $10.04         2.42%    $   15,949           1.67%+(a)         2.66%+         204%          1.67%+(a)
     (0.44)          9.99         8.13         18,783           1.67(a)           2.75           488           1.67(a)
     (0.44)          9.66         3.29         16,877           1.68(a)(b)        4.41           314           1.68(a)
     (0.52)          9.78        10.29          6,994           1.67(a)           5.53           120           1.67(a)
     (0.54)          9.37         0.05          5,637           1.59              5.28            63           1.69
     (0.57)          9.93         4.76          5,440           1.48(a)           5.06           107           1.78(a)
   $ (0.19)        $10.03         2.32%    $    2,516           1.67%+(a)         2.66%+         204%          1.67%+(a)
     (0.44)          9.99         8.24          2,823           1.67(a)           2.75           488           1.67(a)
     (0.44)          9.65         3.18          2,387           1.68(a)(b)        4.41           314           1.68(a)
     (0.52)          9.78        10.28          1,321           1.67(a)           5.53           120           1.67(a)
     (0.52)          9.37        (0.24)           934           1.67              5.20            63           1.69
     (0.57)          9.93         4.90          1,137           1.40(a)           5.14           107           1.78(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.84          $0.22            $ 0.23            $ 0.45           $(0.22)        $    --
Year ended 3/31/2003#.........     9.61           0.46              0.23              0.69            (0.46)             --
Year ended 3/31/2002#.........     9.89           0.60             (0.28)             0.32            (0.60)             --
Year ended 3/31/2001#.........     9.53           0.66              0.35              1.01            (0.65)             --
Year ended 3/31/2000..........    10.31           0.68             (0.78)            (0.10)           (0.68)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.66             (0.14)             0.52            (0.66)          (0.10)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.83          $0.21            $ 0.23            $ 0.44           $(0.21)        $    --
Year ended 3/31/2003#.........     9.60           0.45              0.23              0.68            (0.45)             --
Year ended 3/31/2002#.........     9.88           0.57             (0.28)             0.29            (0.57)             --
Year ended 3/31/2001#.........     9.52           0.63              0.36              0.99            (0.63)             --
Year ended 3/31/2000..........    10.31           0.65             (0.79)            (0.14)           (0.65)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.63             (0.14)             0.49            (0.63)          (0.10)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.84          $0.17            $ 0.23            $ 0.40           $(0.17)        $    --
Year ended 3/31/2003#.........     9.61           0.37              0.23              0.60            (0.37)             --
Year ended 3/31/2002#.........     9.89           0.50             (0.28)             0.22            (0.50)             --
Year ended 3/31/2001#.........     9.52           0.56              0.37              0.93            (0.56)             --
Year ended 3/31/2000..........    10.31           0.59             (0.79)            (0.20)           (0.59)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.57             (0.14)             0.43            (0.57)          (0.10)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.83          $0.17            $ 0.23            $ 0.40           $(0.17)        $    --
Year ended 3/31/2003#.........     9.60           0.37              0.23              0.60            (0.37)             --
Year ended 3/31/2002#.........     9.88           0.50             (0.28)             0.22            (0.50)             --
Year ended 3/31/2001#.........     9.52           0.56              0.36              0.92            (0.56)             --
Year ended 3/31/2000..........    10.31           0.58             (0.79)            (0.21)           (0.58)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.57             (0.14)             0.43            (0.57)          (0.10)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                           RATIO OF         RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF        EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD       TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        NET ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.22)         $10.07         4.63%     $156,301         0.74%+(a)        4.43%+         226%          0.84%+(a)
    (0.46)           9.84         7.39       136,688         0.78(a)          4.79           255           0.88(a)
    (0.60)           9.61         3.30       143,283         0.81(a)          5.76           199           0.91(a)
    (0.65)           9.89        11.06       177,877         0.72             6.76           238           0.84
    (0.68)           9.53        (0.95)      118,458         0.71(a)          6.80           107           0.90(a)
    (0.76)          10.31         5.00       317,937         0.70(a)          6.27            94           0.80(a)
   $(0.21)         $10.06         4.50%     $ 34,427         0.99%+(a)        4.18%+         226%          1.09%+(a)
    (0.45)           9.83         7.14        32,300         1.03(a)          4.54           255           1.13(a)
    (0.57)           9.60         3.05        26,543         1.06(a)          5.51           199           1.16(a)
    (0.63)           9.88        10.80        29,102         0.97             6.51           238           1.09
    (0.65)           9.52        (1.30)       30,870         0.96(a)          6.55           107           1.15(a)
    (0.73)          10.31         4.74        12,954         0.95(a)          6.02            94           1.05(a)
   $(0.17)         $10.07         4.11%     $ 37,961         1.74%+(a)        3.43%+         226%          1.84%+(a)
    (0.37)           9.84         6.33        36,736         1.78(a)          3.79           255           1.88(a)
    (0.50)           9.61         2.28        45,960         1.81(a)          4.76           199           1.91(a)
    (0.56)           9.89        10.08        50,251         1.72             5.76           238           1.84
    (0.59)           9.52        (1.98)       55,946         1.65(a)          5.86           107           1.90(a)
    (0.67)          10.31         4.11        67,651         1.55(a)          5.42            94           1.80(a)
   $(0.17)         $10.06         4.11%     $  3,746         1.74%+(a)        3.43%+         226%          1.84%+(a)
    (0.37)           9.83         6.33         3,541         1.78(a)          3.79           255           1.88(a)
    (0.50)           9.60         2.28         1,997         1.81(a)          4.76           199           1.91(a)
    (0.56)           9.88         9.98         1,527         1.72             5.76           238           1.84
    (0.58)           9.52        (2.04)        1,202         1.71(a)          5.80           107           1.90(a)
    (0.67)          10.31         4.09         1,474         1.56(a)          5.41            94           1.80(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
HIGH YIELD BOND+++
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.57         $0.36           $ 0.84           $ 1.20          $(0.35)
Year ended 3/31/2003#.....................     8.86          0.77            (0.29)            0.48           (0.77)
Year ended 3/31/2002#.....................     9.27          0.86            (0.34)            0.52           (0.88)
Year ended 3/31/2001#.....................     9.90          0.96            (0.54)            0.42           (1.05)
Period ended 3/31/2000*#..................    10.00          0.09            (0.11)           (0.02)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.52         $0.36           $ 0.81           $ 1.17          $(0.33)
Year ended 3/31/2003#.....................     8.80          0.75            (0.28)            0.47           (0.75)
Year ended 3/31/2002#.....................     9.22          0.80            (0.32)            0.48           (0.85)
Year ended 3/31/2001#.....................     9.88          0.96            (0.58)            0.38           (1.04)
Period ended 3/31/2000*#..................    10.00          0.08            (0.12)           (0.04)          (0.08)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.51         $0.32           $ 0.81           $ 1.13          $(0.30)
Year ended 3/31/2003#.....................     8.80          0.69            (0.29)            0.40           (0.69)
Year ended 3/31/2002#.....................     9.21          0.76            (0.33)            0.43           (0.79)
Year ended 3/31/2001#.....................     9.88          0.92            (0.62)            0.30           (0.97)
Period ended 3/31/2000**#.................    10.00          0.07            (0.12)           (0.05)          (0.07)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.47         $0.32           $ 0.82           $ 1.14          $(0.30)
Year ended 3/31/2003#.....................     8.77          0.69            (0.30)            0.39           (0.69)
Year ended 3/31/2002#.....................     9.19          0.76            (0.34)            0.42           (0.79)
Year ended 3/31/2001#.....................     9.87          0.90            (0.61)            0.29           (0.97)
Period ended 3/31/2000***#................    10.02          0.04            (0.12)           (0.08)          (0.07)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Yield Bond Master Portfolio.

  * High Yield Bond Primary A and Investor A Shares commenced operations on February 14, 2000.

 ** High Yield Bond Investor B Shares commenced operations on February 17, 2000.

 ***High Yield Bond Investor C Shares commenced operations on March 8, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                                         RATIO OF        RATIO OF         RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD       AVERAGE       TO AVERAGE         AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------------------------------

   $(0.00)##       $(0.35)          $9.42        14.15%     $726,163       0.84%+          7.83%+            0.84%+
       --           (0.77)           8.57         6.19       460,639       0.90            9.47              0.90
    (0.05)          (0.93)           8.86         6.05       194,867       0.93            9.75              1.00
       --           (1.05)           9.27         4.51        61,181       0.93           10.97              1.45
       --           (0.08)           9.90        (0.12)        9,394       0.93+           7.03+            12.66+
   $(0.00)##       $(0.33)          $9.36        13.97%     $163,023       1.09%+          7.58%+            1.09%+
       --           (0.75)           8.52         6.07        97,154       1.15            9.22              1.15
    (0.05)          (0.90)           8.80         5.69        31,551       1.18            9.50              1.25
       --           (1.04)           9.22         3.99         8,344       1.18           10.72              1.70
       --           (0.08)           9.88        (0.33)          371       1.18+           6.78+            12.91+
   $(0.00)##       $(0.30)          $9.34        13.48%     $136,033       1.84%+          6.83%+            1.84%+
       --           (0.69)           8.51         5.20        95,110       1.90            8.47              1.90
    (0.05)          (0.84)           8.80         5.06        64,091       1.93            8.75              2.00
       --           (0.97)           9.21         3.29        22,106       1.93            9.97              2.45
       --           (0.07)           9.88        (0.47)        3,426       1.93+           6.03+            13.66+
   $(0.00)##       $(0.30)          $9.31        13.67%     $ 57,733       1.84%+          6.83%+            1.84%+
       --           (0.69)           8.47         5.09        32,453       1.90            8.47              1.90
    (0.05)          (0.84)           8.77         4.96        15,213       1.93            8.75              2.00
       --           (0.97)           9.19         3.20         1,891       1.93            9.97              2.45
       --           (0.07)           9.87        (0.76)           59       1.93 +          6.03+            13.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the following U.S. government and corporate bond portfolios of Funds Trust: Short-Term Income Fund, Short-Intermediate Government Fund, Government Securities Fund, Intermediate Bond Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Intermediate Bond Fund and High Yield Bond Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (96.2% for Intermediate Bond Master Portfolio and 94.4% for High Yield Bond Master Portfolio at September 30, 2003). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Futures contracts: The Short-Term Income, Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds had dollar rolls outstanding as of September 30, 2003, which are included in Payable for investment securities purchased on each Statement of net assets. Each Fund maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: It is the policy of each Fund (except Intermediate Bond and High Yield Bond) to declare dividends from net investment income daily and to pay such dividends monthly. Intermediate Bond and High Yield Bond Funds declare and pay dividends monthly. The Funds may declare and pay distributions of net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividend and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Income, Short-Intermediate Government............     0.30%
Bond........................................................     0.40%
Strategic Income............................................     0.50%

                                                                            FEES ON AVERAGE
                                                        FEES ON AVERAGE     DAILY NET ASSETS    FEES ON AVERAGE
                                                        DAILY NET ASSETS        BETWEEN         DAILY NET ASSETS
                                                             UP TO              $200 AND           EXCEEDING
                                                          $200 MILLION        $250 MILLION        $250 MILLION
                                                        --------------------------------------------------------
Government Securities.................................       0.50%               0.45%               0.40%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

The High Yield Bond Feeder Fund indirectly pays for sub-advisory services through its investments in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolios).

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of all Funds except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets and High Yield Bond Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets. For the period beginning August 1, 2003 and until July 31, 2004, BACAP Distributors has agreed to waive 0.05% of its administration fees for Government Securities Fund. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.17% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

Short-Term Income...........................................  0.10%
Government Securities.......................................  0.10%*
Strategic Income............................................  0.10%

---------------

 *Contractual advisory fees are based on asset breakpoints causing this percentage to fluctuate, as the advisory waiver is subject to change in order to maintain a net advisory fee of 0.40% of Government Securities' average daily net assets. The advisory fee waiver presented reflects the maximum advisory fee waiver.

In addition, during the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive their fees to the extent that the total expenses (excluding interest expense, shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                                          ANNUAL RATE
-------------------------------------------------------------------------
Intermediate Bond Fund......................................     0.81%
High Yield Bond Fund........................................     0.93%

BACAP is entitled to recover from Intermediate Bond Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At September 30, 2003, for Intermediate Bond Fund no fees were recoverable by BACAP pursuant to this arrangement.

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $7,880 under expense offset arrangements with BNY. The Funds could have invested a portion of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% attributable to the net assets of the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $77,759 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Short-Term Income...........................................      $ 28           $ 15          $--           $10
Short-Intermediate Government...............................        69              5           45             6
Government Securities.......................................        58             --           88             3
Intermediate Bond...........................................        17              1           14             1
Bond........................................................        25             12           14             1
Strategic Income............................................        81              1           17             1
High Yield Bond.............................................       615            189           91            68

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

Certain Funds have invested in portfolios contained within the various Nations Trusts, pursuant to an exemptive order received from the Securities and Exchange Commission. Bond Fund has invested in Convertible Securities Fund, a portfolio of Funds Trust. Strategic Income Fund and Bond Fund have invested in High Yield Portfolio, a portfolio of Master Trust. The income earned from such investments is included in their Statements of operations as "Dividend income from affiliated funds". BACAP has agreed to waive advisory fees on Bond Fund's investment in Convertible Securities Fund and this waiver is included in Bond Fund's Statement of operations as "Fees waived by investment advisor, administrator and/or distributor".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for the Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE    PLAN
                                                               WAIVERS)     LIMIT
                                                              -------------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................     0.25%*     0.25%
Investor B and Investor C Shareholder Servicing Plans.......     0.25%      0.25%
Investor B and Investor C Distribution Plans................     0.75%      0.75%

---------------

 *Short-Term Income Fund pays its shareholder servicing fees under a separate servicing plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Short-Term Income...........................................  $349,930     $ 91,736
Bond........................................................   481,252      307,508
Strategic Income............................................    35,933       12,324

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES       SALES
                                                                (000)         (000)
                                                              ------------------------
Short-Term Income...........................................  $1,050,223    $1,088,770
Short-Intermediate Government...............................     739,029       749,514
Government Securities.......................................     416,331       393,880
Bond........................................................   4,432,891     4,303,242
Strategic Income............................................     350,139       321,740

5.  FUTURES CONTRACTS

At September 30, 2003, the following Funds had futures contracts open:

                                                                                                                  UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)             (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (245)         $ (26,742)         $(27,800)        $(1,058)
                                                                                                                   =======
SHORT-INTERMEDIATE GOVERNMENT FUND:
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      296             32,116            33,929         $ 1,813
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (367)           (40,148)          (41,643)         (1,496)
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       25              2,616             2,804             188
                                                                                                                   -------
  Total net unrealized appreciation.........................                                                       $   505
                                                                                                                   =======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                                  UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)             (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND:
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      103          $  11,236          $ 11,806         $   570
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2003(a)..........................................      235             24,565            26,357           1,792
U.S. 2 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................      (15)            (3,190)           (3,234)            (44)
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (201)           (22,057)          (22,808)           (751)
                                                                                                                   -------
  Total net unrealized depreciation.........................                                                       $ 1,567
                                                                                                                   =======
BOND FUND:
U.S. 2 year Treasury Note Futures (long position) expiring
  September 2003(a).........................................      250             53,160            53,899         $   739
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (337)           (37,294)          (38,239)           (945)
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (699)           (76,036)          (80,123)         (4,087)
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2003(a)..........................................    1,140            119,372           127,858           8,486
                                                                                                                   -------
  Total net unrealized depreciation.........................                                                       $ 4,193
                                                                                                                   =======
STRATEGIC INCOME FUND:
90 Day Euro Futures (long position) expiring March
  2004(a)...................................................       80             19,690            19,767         $    77
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       20              4,254             4,312              58
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       25              2,731             2,837             106
U.S. 10 year Treasury Bond Futures (short position) expiring
  December 2003(a)..........................................       (2)              (217)             (229)            (12)
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2003(a)..........................................       64              6,743             7,178             435
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (239)           (26,263)          (27,119)           (856)
                                                                                                                   -------
  Total net unrealized depreciation.........................                                                       $  (192)
                                                                                                                   =======

---------------

(a)Securities have been segregated as collateral for the Fund's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the six months ended September 30, 2003 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS (FUND)                             CONTRACTS     (000)
-----------------------------------------------------------------------------------
SHORT INTERMEDIATE GOVERNMENT:
Outstanding at March 31, 2003...............................        24     $   153
Contracts opened............................................       241       1,354
Contracts closed............................................       (89)       (481)
Contracts expired...........................................      (176)     (1,025)
                                                               -------     -------
Outstanding at September 30, 2003...........................        --     $    --
                                                               =======     =======
GOVERNMENT SECURITIES:
Outstanding at March 31, 2003...............................        12     $    77
Contracts opened............................................       122         686
Contracts closed............................................       (45)       (243)
Contracts expired...........................................       (89)       (520)
                                                               -------     -------
Outstanding at September 30, 2003...........................        --     $    --
                                                               =======     =======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS (FUND)                             CONTRACTS     (000)
-----------------------------------------------------------------------------------
BOND:
Outstanding at March 31, 2003...............................    12,135     $ 1,143
Contracts opened............................................     1,287       8,079
Contracts closed............................................      (512)     (3,626)
Contracts expired...........................................   (12,895)     (5,309)
                                                               -------     -------
Outstanding at September 30, 2003...........................        15     $   287
                                                               =======     =======
STRATEGIC INCOME:
Outstanding at March 31, 2003...............................         2     $    16
Contracts opened............................................        62         354
Contracts closed............................................       (21)       (119)
Contracts expired...........................................       (43)       (251)
                                                               -------     -------
Outstanding at September 30, 2003...........................        --     $    --
                                                               =======     =======

7.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the following Funds had forward foreign currency contracts outstanding:

                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
CONTRACTS TO BUY
Expiring November 18, 2003............  Australian Dollar            1,158          $    753         $    779         $     26
Expiring November 18, 2003............  Australian Dollar            1,500               982            1,010               28
Expiring October 16, 2003.............  Australian Dollar            1,534             1,000            1,036               36
Expiring October 17, 2003.............         Euro                  1,000             1,117            1,164               47
Expiring October 17, 2003.............         Euro                  1,000             1,164            1,164               --*
Expiring November 13, 2003............     Japanese Yen            287,155             2,500            2,574               74
Expiring December 16, 2003............    Thailand Baht             40,078             1,000            1,004                4
Expiring December 16, 2003............    Taiwan Dollar             33,300             1,000              995               (5)
                                                                                                                      --------
Net unrealized appreciation...........                                                                                $    210
                                                                                                                      --------
CONTRACTS TO SELL:
Expiring November 18, 2003............   Canadian Dollar            (1,043)             (753)            (771)        $    (18)
Expiring November 18, 2003............   Canadian Dollar            (1,382)             (982)          (1,021)             (39)
Expiring October 17, 2003.............     Swiss Franc              (1,549)           (1,117)          (1,173)             (56)
Expiring October 17, 2003.............     Swiss Franc              (1,539)           (1,164)          (1,166)              (2)
Expiring November 13, 2003............     Japanese Yen           (290,493)           (2,500)          (2,603)            (103)
                                                                                                                      --------
Net unrealized depreciation...........                                                                                $   (218)
                                                                                                                      --------
Total net unrealized depreciation.....                                                                                $     (8)
                                                                                                                      ========
BOND:
CONTRACTS TO BUY
Expiring November 18, 2003............  Australian Dollar            3,091             2,011            2,081         $     70
Expiring November 18, 2003............  Australian Dollar            9,168             6,005            6,173              168
Expiring November 18, 2003............  Australian Dollar            3,000             1,912            2,019              107
Expiring October 16, 2003.............  Australian Dollar           12,959             8,500            8,757              257
Expiring October 16, 2003.............  Australian Dollar            1,523             1,000            1,029               29
Expiring October 16, 2003.............  Australian Dollar            3,068             2,000            2,073               73
Expiring November 18, 2003............   Canadian Dollar             2,789             1,969            2,062               93
Expiring October 7, 2003..............         Euro                  2,633             3,000            3,066               66
Expiring October 7, 2003..............         Euro                  2,633             3,000            3,066               66
Expiring October 7, 2003..............         Euro                  1,757             2,000            2,045               45
Expiring October 8, 2003..............         Euro                  1,738             2,000            2,024               24
Expiring November 6, 2003.............         Euro                  7,015             8,000            8,161              161
Expiring October 8, 2003..............         Euro                  3,546             4,000            4,129              129
Expiring October 7, 2003..............         Euro                  5,323             6,000            6,198              198

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring October 7, 2003..............         Euro                  3,544          $  4,000         $  4,126         $    126
Expiring October 6, 2003..............         Euro                  2,670             3,000            3,109              109
Expiring October 7, 2003..............         Euro                  3,567             4,000            4,153              153
Expiring October 6, 2003..............         Euro                  2,696             3,000            3,140              140
Expiring October 6, 2003..............         Euro                  2,675             3,000            3,115              115
Expiring October 7, 2003..............         Euro                  2,688             3,000            3,130              130
Expiring October 6, 2003..............         Euro                  1,807             2,000            2,104              104
Expiring October 7, 2003..............         Euro                  1,830             2,000            2,130              130
Expiring October 9, 2003..............         Euro                  2,000             2,191            2,329              138
Expiring October 9, 2003..............         Euro                  1,833             2,000            2,134              134
Expiring October 9, 2003..............         Euro                  3,629             4,000            4,225              225
Expiring October 7, 2003..............         Euro                  2,761             3,000            3,214              214
Expiring October 7, 2003..............         Euro                  4,624             5,000            5,384              384
Expiring October 17, 2003.............         Euro                  2,780             3,000            3,237              237
Expiring October 17, 2003.............         Euro                 16,000            17,879           18,624              745
Expiring October 7, 2003..............         Euro                  1,000             1,164            1,164               --*
                                          British Pound
Expiring October 15, 2003.............       Sterling                2,500             3,962            4,149              187
                                          British Pound
Expiring October 15, 2003.............       Sterling                1,000             1,586            1,660               74
Expiring October 23, 2003.............   Hungarian Forint        1,904,000             7,871            8,669              798
Expiring October 23, 2003.............   Hungarian Forint          817,260             3,445            3,721              276
Expiring October 23, 2003.............   Hungarian Forint          264,400             1,116            1,204               88
Expiring October 6, 2003..............    Iceland Krona            766,800             9,903           10,021              118
Expiring October 7, 2003..............    Iceland Krona            423,500             5,469            5,534               65
Expiring October 7, 2003..............    Iceland Krona            212,200             2,741            2,773               32
Expiring October 7, 2003..............    Iceland Krona            211,575             2,732            2,765               33
Expiring October 7, 2003..............    Iceland Krona            211,637             2,733            2,765               32
Expiring October 9, 2003..............    Iceland Krona             85,270             1,069            1,114               45
Expiring October 9, 2003..............    Iceland Krona             84,910             1,073            1,109               36
Expiring October 8, 2003..............    Iceland Krona             84,260             1,062            1,101               39
Expiring October 7, 2003..............    Iceland Krona             84,177             1,091            1,100                9
Expiring October 9, 2003..............    Iceland Krona            210,500             2,718            2,750               32
Expiring October 8, 2003..............    Iceland Krona             84,180             1,087            1,100               13
Expiring October 7, 2003..............    Iceland Krona             84,190             1,088            1,100               12
Expiring October 9, 2003..............    Iceland Krona             84,073             1,096            1,098                2
Expiring October 7, 2003..............    Iceland Krona            168,080             2,192            2,196                4
Expiring October 7, 2003..............    Iceland Krona             84,220             1,098            1,100                2
Expiring October 7, 2003..............    Iceland Krona            127,035             1,663            1,660               (3)
Expiring November 6, 2003.............    Iceland Krona             84,710             1,105            1,104               (1)
Expiring November 6, 2003.............    Iceland Krona             84,550             1,103            1,102               (1)
Expiring November 6, 2003.............    Iceland Krona             85,020             1,109            1,108               (1)
Expiring November 6, 2003.............    Iceland Krona             84,710             1,117            1,105              (12)
Expiring November 6, 2003.............    Iceland Krona             84,850             1,119            1,106              (13)
Expiring November 6, 2003.............    Iceland Krona             84,790             1,118            1,106              (12)
Expiring November 6, 2003.............    Iceland Krona            169,880             2,240            2,215              (25)
Expiring November 6, 2003.............    Iceland Krona            169,840             2,265            2,215              (50)
Expiring November 6, 2003.............    Iceland Krona             85,180             1,133            1,111              (22)
Expiring November 6, 2003.............    Iceland Krona             85,580             1,138            1,116              (22)
Expiring November 6, 2003.............    Iceland Krona             85,430             1,136            1,114              (22)
Expiring November 6, 2003.............    Iceland Krona            170,340             2,266            2,221              (45)
Expiring November 6, 2003.............    Iceland Krona             85,660             1,139            1,117              (22)
Expiring November 6, 2003.............    Iceland Krona             84,970             1,130            1,108              (22)
Expiring October 9, 2003..............    Iceland Krona            170,060             2,270            2,222              (48)
Expiring November 6, 2003.............    Iceland Krona             86,410             1,160            1,127              (33)
Expiring October 7, 2003..............    Iceland Krona             87,716             1,152            1,146               (6)
Expiring November 6, 2003.............    Iceland Krona             88,430             1,141            1,153               12
Expiring October 7, 2003..............    Iceland Krona            155,440             2,000            2,031               31

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring November 13, 2003............     Japanese Yen            345,183          $  3,000         $  3,094         $     94
Expiring November 13, 2003............     Japanese Yen            345,184             2,000            2,059               59
Expiring October 30, 2003.............     Polish Zloty             34,789             9,031            8,813             (218)
Expiring December 16, 2003............    Thailand Baht             80,038             2,000            2,005                5
Expiring December 16, 2003............    Taiwan Dollar             66,600             2,000            1,991               (9)
                                                                                                                      --------
Net unrealized appreciation...........                                                                                $  6,081
                                                                                                                      --------
CONTRACTS TO SELL:
Expiring November 18, 2003............  Australian Dollar           (3,048)           (1,969)          (2,053)        $    (84)
Expiring November 18, 2003............   Canadian Dollar            (2,784)           (2,011)          (2,058)             (47)
Expiring November 18, 2003............   Canadian Dollar            (8,445)           (6,005)          (6,244)            (239)
Expiring November 18, 2003............   Canadian Dollar            (2,659)           (1,912)          (1,966)             (54)
Expiring October 17, 2003.............     Swiss Franc             (24,776)          (17,879)         (18,769)            (890)
Expiring October 17, 2003.............     Swiss Franc              (1,539)           (1,164)          (1,166)              (2)
Expiring October 6, 2003..............         Euro                 (9,000)           (9,903)         (10,480)            (577)
Expiring October 7, 2003..............         Euro                 (5,000)           (5,469)          (5,822)            (353)
Expiring October 7, 2003..............         Euro                 (2,500)           (2,741)          (2,911)            (170)
Expiring October 7, 2003..............         Euro                 (2,500)           (2,732)          (2,911)            (179)
Expiring October 7, 2003..............         Euro                 (2,500)           (2,733)          (2,911)            (178)
Expiring October 9, 2003..............         Euro                 (1,000)           (1,069)          (1,164)             (95)
Expiring October 9, 2003..............         Euro                 (1,000)           (1,073)          (1,164)             (91)
Expiring October 8, 2003..............         Euro                 (1,000)           (1,062)          (1,164)            (102)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,091)          (1,164)             (73)
Expiring October 9, 2003..............         Euro                 (2,500)           (2,718)          (2,911)            (193)
Expiring October 8, 2003..............         Euro                 (1,000)           (1,087)          (1,164)             (77)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,088)          (1,164)             (76)
Expiring October 9, 2003..............         Euro                 (1,000)           (1,095)          (1,164)             (69)
Expiring October 7, 2003..............         Euro                 (2,000)           (2,192)          (2,329)            (137)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,098)          (1,164)             (66)
Expiring October 7, 2003..............         Euro                 (1,500)           (1,663)          (1,746)             (83)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,105)          (1,163)             (58)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,103)          (1,163)             (60)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,109)          (1,163)             (54)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,117)          (1,163)             (46)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,119)          (1,163)             (44)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,118)          (1,163)             (45)
Expiring November 6, 2003.............         Euro                 (2,000)           (2,240)          (2,327)             (87)
Expiring November 6, 2003.............         Euro                 (2,000)           (2,265)          (2,327)             (62)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,133)          (1,163)             (30)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,138)          (1,163)             (25)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,136)          (1,163)             (27)
Expiring November 6, 2003.............         Euro                 (2,000)           (2,266)          (2,327)             (61)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,139)          (1,163)             (24)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,130)          (1,163)             (33)
Expiring October 9, 2003..............         Euro                 (2,000)           (2,270)          (2,329)             (59)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,160)          (1,163)              (3)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,152)          (1,164)             (12)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,141)          (1,163)             (22)
Expiring October 23, 2003.............         Euro                 (7,000)           (7,871)          (8,146)            (275)
Expiring October 23, 2003.............         Euro                 (3,000)           (3,445)          (3,491)             (46)
Expiring October 23, 2003.............         Euro                 (1,000)           (1,116)          (1,164)             (48)
Expiring October 9, 2003..............         Euro                   (920)           (1,000)          (1,071)             (71)
Expiring October 15, 2003.............         Euro                 (3,544)           (3,962)          (4,125)            (163)
Expiring October 15, 2003.............         Euro                 (1,418)           (1,586)          (1,650)             (64)
Expiring October 7, 2003..............    Iceland Krona           (233,430)           (3,000)          (3,050)             (50)
Expiring October 7, 2003..............    Iceland Krona           (155,820)           (2,000)          (2,036)             (36)
Expiring October 7, 2003..............    Iceland Krona            (77,710)           (1,000)          (1,015)             (15)
Expiring November 6, 2003.............    Iceland Krona           (154,570)           (2,000)          (2,016)             (16)

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring November 6, 2003.............    Iceland Krona           (154,830)         $ (2,000)        $ (2,019)        $    (19)
Expiring November 6, 2003.............    Iceland Krona           (155,210)           (2,000)          (2,024)             (24)
Expiring November 6, 2003.............    Iceland Krona           (155,210)           (2,000)          (2,028)             (28)
Expiring October 7, 2003..............    Iceland Krona           (313,380)           (4,000)          (4,095)             (95)
Expiring October 8, 2003..............    Iceland Krona           (313,240)           (4,000)          (4,093)             (93)
Expiring October 7, 2003..............    Iceland Krona           (156,320)           (2,000)          (2,043)             (43)
Expiring October 8, 2003..............    Iceland Krona           (236,055)           (3,000)          (3,084)             (84)
Expiring October 7, 2003..............    Iceland Krona           (240,960)           (3,000)          (3,148)            (148)
Expiring October 7, 2003..............    Iceland Krona           (159,960)           (2,000)          (2,090)             (90)
Expiring November 6, 2003.............    Iceland Krona           (241,380)           (3,000)          (3,147)            (147)
Expiring October 7, 2003..............    Iceland Krona           (160,400)           (2,000)          (2,096)             (96)
Expiring October 7, 2003..............    Iceland Krona           (155,440)           (2,000)          (2,031)             (31)
Expiring October 7, 2003..............    Iceland Krona           (155,440)           (2,000)          (2,031)             (31)
Expiring November 6, 2003.............    Iceland Krona           (240,699)           (3,000)          (3,139)            (139)
Expiring October 7, 2003..............    Iceland Krona           (159,800)           (2,000)          (2,088)             (88)
Expiring October 7, 2003..............    Iceland Krona           (160,540)           (2,000)          (2,098)             (98)
Expiring October 7, 2003..............    Iceland Krona            (80,130)           (1,000)          (1,047)             (47)
Expiring October 9, 2003..............    Iceland Krona           (160,720)           (2,000)          (2,100)            (100)
Expiring November 6, 2003.............    Iceland Krona           (162,130)           (2,000)          (2,114)            (114)
Expiring November 6, 2003.............    Iceland Krona           (162,180)           (2,000)          (2,115)            (115)
Expiring October 7, 2003..............    Iceland Krona            (81,460)           (1,000)          (1,064)             (64)
Expiring November 6, 2003.............    Iceland Krona            (81,750)           (1,000)          (1,066)             (66)
Expiring November 6, 2003.............    Iceland Krona           (163,480)           (2,000)          (2,132)            (132)
Expiring November 6, 2003.............    Iceland Krona           (165,900)           (2,000)          (2,163)            (163)
Expiring October 7, 2003..............    Iceland Krona            (82,750)           (1,000)          (1,081)             (81)
Expiring November 6, 2003.............    Iceland Krona           (164,860)           (2,000)          (2,150)            (150)
Expiring October 7, 2003..............    Iceland Krona            (82,880)           (1,000)          (1,083)             (83)
Expiring October 7, 2003..............    Iceland Krona            (82,640)           (1,000)          (1,080)             (80)
Expiring November 13, 2003............     Japanese Yen           (347,760)           (3,000)          (3,118)            (118)
Expiring November 13, 2003............     Japanese Yen           (232,394)           (2,000)          (2,083)             (83)
Expiring October 30, 2003.............     Polish Zloty            (34,789)           (8,740)          (8,813)             (73)
                                                                                                                      --------
Net unrealized depreciation...........                                                                                $ (8,094)
                                                                                                                      --------
Total net unrealized depreciation.....                                                                                $ (2,013)
                                                                                                                      ========
STRATEGIC INCOME FUND:
CONTRACTS TO BUY
Expiring November 18, 2003............  Australian Dollar              382               248              257         $      9
Expiring October 16, 2003.............  Australian Dollar              762               500              515               15
Expiring November 18, 2003............  Australian Dollar              800               524              539               15
Expiring October 16, 2003.............  Australian Dollar              767               500              518               18
Expiring October 7, 2003..............         Euro                    892             1,000            1,038               38
Expiring October 9, 2003..............         Euro                    920             1,000            1,071               71
Expiring October 17, 2003.............         Euro                  1,500             1,676            1,746               70
Expiring October 17, 2003.............         Euro                    500               582              582               --*
Expiring October 23, 2003.............   Hungarian Forint          132,200               558              602               44
Expiring December 30, 2003............   Hungarian Forint          238,977             1,037            1,071               34
Expiring October 3, 2003..............    Iceland Krona             85,200             1,100            1,113               13
Expiring October 7, 2003..............    Iceland Krona             42,089               546              550                4
Expiring November 6, 2003.............    Iceland Krona             21,253               277              277               --*
Expiring October 7, 2003..............    Iceland Krona             21,929               288              287               (1)
Expiring November 13, 2003............     Japanese Yen             57,431               500              515               15
Expiring December 26, 2003............     Polish Zloty              5,176             1,297            1,303                6

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring December 26, 2003............     Polish Zloty              5,194          $  1,315         $  1,308         $     (7)
Expiring December 16, 2003............    Thailand Baht             40,019             1,000            1,002                2
                                                                                                                      --------
Net unrealized appreciation...........                                                                                $    346
                                                                                                                      --------
CONTRACTS TO SELL:
Expiring November 18, 2003............   Canadian Dollar              (344)             (248)            (254)        $     (6)
Expiring November 18, 2003............   Canadian Dollar              (737)             (524)            (545)             (21)
Expiring October 17, 2003.............     Swiss Franc              (2,323)           (16,76)          (1,760)             (84)
Expiring October 17, 2003.............     Swiss Franc                (769)             (582)            (583)              (1)
Expiring October 3, 2003..............         Euro                 (1,000)           (1,100)          (1,164)             (64)
Expiring October 7, 2003..............         Euro                   (500)             (546)            (582)             (36)
Expiring November 6, 2003.............         Euro                   (250)             (277)            (291)             (14)
Expiring October 7, 2003..............         Euro                   (250)             (288)            (291)              (3)
Expiring October 23, 2003.............         Euro                   (500)             (558)            (582)             (24)
Expiring December 30, 2003............   Hungarian Forint         (245,409)           (1,049)          (1,100)             (51)
Expiring December 30, 2003............   Hungarian Forint         (238,977)             (983)          (1,071)             (88)
Expiring October 7, 2003..............    Iceland Krona            (79,910)           (1,000)          (1,044)             (44)
Expiring October 7, 2003..............    Iceland Krona            (82,750)           (1,000)          (1,081)             (81)
Expiring November 13, 2003............     Japanese Yen            (58,099)             (500)            (521)             (21)
Expiring December 26, 2003............     Polish Zloty            (10,370)           (2,673)          (2,610)              63
Expiring December 16, 2003............  South African Rand          (5,102)             (691)            (719)             (28)
                                                                                                                      --------
Net unrealized depreciation...........                                                                                $    503)
                                                                                                                      --------
Total net unrealized depreciation.....                                                                                $   (157)
                                                                                                                      ========

---------------

 *Amount represents less than $500.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  SWAP CONTRACTS

At September 30, 2003, the following Funds had swap contracts outstanding:

                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................  $   40,000       AFRICAN JIBAR             9.685%               $   82

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................      40,000       AFRICAN JIBAR             9.780%                  104

Contract with Citigroup,
  effective September 30, 2003, expiring                      3-month SOUTH
  September 30, 2008(a)....................      15,000       AFRICAN JIBAR             9.300%                   (2)

Contract with Morgan Stanley,
  effective August 4, 2003, expiring                           3-month NZD
  August 4, 2008(a)........................      20,000            BBR                  5.863%                 (107)

Contract with Morgan Stanley,
  effective August 8, 2003, expiring                           3-month NZD
  August 8, 2008(a)........................      20,000            BBR                  6.010%                  (34)

Contract with Morgan Stanley,
  effective August 1, 2003, expiring                                                  3-month AUD
  August 1, 2008(a)........................      17,000          5.300%                   BBR                    42

Contract with Morgan Stanley,
  effective August 7, 2003, expiring                                                  3-month AUD
  August 7, 2008(a)........................      17,000          5.430%                   BBR                   (61)

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................      43,000          factor                 +0.44%                   --
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $   24
                                                                                                             ======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT FUND:

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2006(a)...........................  $   14,000       3-month LIBOR             5.474%               $1,195

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2004(a)...........................      18,000       3-month LIBOR             5.074%                  408

Contract with Salomon Smith Barney,                        U.S. Treasury Strip
  effective November 12, 2002, expiring                        Compounding           3-month LIBOR
  May 15, 2017(a)..........................       7,466         Interest                -0.08%                  (62)

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................       6,500          factor                 +0.44%                   --
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $1,541
                                                                                                             ======

GOVERNMENT SECURITIES FUND:

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2004(a)...........................      13,200       3-month LIBOR             5.074%                  300

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2006(a)...........................       6,500       3-month LIBOR             6.000%                  554

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................       5,600          factor                 +0.44%                   --

Contract with Salomon Smith Barney,                        U.S. Treasury Strip
  effective November 12, 2002, expiring                        Compounding           3-month LIBOR
  May 15, 2017(a)..........................       3,781         Interest                -0.08%                  (32)
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $  822
                                                                                                             ======

BOND FUND:

Contract with Citigroup,
  effective April 18, 2003 expiring
  June 20, 2008(a).........................       7,000            (b)                    (b)                    81

Contract with Citigroup,
  effective April 23, 2003 expiring
  June 20, 2008(a).........................       7,000       3-month LIBOR             3.380%                   10

Contract with Citigroup,
  effective July 10, 2003 expiring                            3-month SOUTH
  July 10, 2013(a).........................      50,000       AFRICAN JIBAR             9.680%                   13

Contract with Citigroup,
  effective July 17, 2003 expiring                            3-month SOUTH
  July 17, 2013(a).........................      50,000       AFRICAN JIBAR             9.760%                   48

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
Contract with Citigroup,
  effective July 29, 2003 expiring                            3-month SOUTH
  July 29, 2013(a).........................  $   50,000       AFRICAN JIBAR             9.610%               $  (24)

Contract with Citigroup,
  effective August 23, 2003 expiring                                                 3-month SOUTH
  August 23, 2004(a).......................      50,000          9.330%              AFRICAN JIBAR              (51)

Contract with Citigroup,
  effective September 30, 2003, expiring                      3-month SOUTH
  September 30, 2008(a)....................      50,000       AFRICAN JIBAR             9.300%                   (5)

Contract with JP Morgan Chase,
  effective April 3, 2003, expiring                          28 day Mexican
  March 27, 2008(a)........................     320,000           TIIE                  9.900%                2,499

Contract with JP Morgan Chase,
  effective May 15, 2003, expiring                           28 day Mexican
  May 8, 2008(a)...........................     170,000           TIIE                  8.800%                  652

Contract with JP Morgan Chase,
  effective June 5, 2003, expiring                            3-month SOUTH
  June 5, 2013(a)..........................     100,000       AFRICAN JIBAR             9.340%                 (302)

Contract with JP Morgan Chase,
  effective June 12, 2003, expiring                         6-month Hungarian
  June 12, 2008(a).........................   7,000,000           BUBOR                 6.320%                 (945)

Contract with JP Morgan Chase, effective
  June 23, 2003, expiring                                     3-month SOUTH
  June 23, 2013(a).........................      50,000       AFRICAN JIBAR             9.310%                 (154)

Contract with JP Morgan Chase,
  effective June 30, 2003, expiring                           3-month SOUTH
  June 30, 2013(a).........................      50,000       AFRICAN JIBAR             9.380%                 (119)

Contract with JP Morgan Chase,
  effective July 4, 2003, expiring                           28 day Mexican
  June 27, 2008(a).........................      75,000           TIIE                  8.350%                  158

Contract with JP Morgan Chase,
  effective July 7, 2003, expiring                          6-month Hungarian
  July 7, 2008(a)..........................   2,000,000           BUBOR                 7.080%                  (37)

Contract with JP Morgan Chase,
  effective July 30, 2003, expiring                                                  3-month SOUTH
  July 30, 2004(a).........................     200,000          9.100%              AFRICAN JIBAR             (132)

Contract with Lehman Brothers,
  effective November 1, 2002, expiring                        1-month LIBOR        Lehman Baa Index
  November 1, 2003(a)......................      39,500          +0.90%              Total return               951

Contract with Morgan Stanley,
  effective January 8, 2003, expiring                                                 3-month AUD
  January 8, 2008(a).......................      25,000          5.280%                   BBR                    25

Contract with Morgan Stanley,
  effective January 8, 2003, expiring                                                 3-month AUD
  January 8, 2008(a).......................      25,000          5.210%                   BBR                    76

Contract with Morgan Stanley,
  effective January 8, 2003, expiring                          3-month NZD
  January 8, 2008(a).......................      28,000            BBR                  6.450%                  263

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
Contract with Morgan Stanley,
  effective January 9, 2003, expiring                          3-month NZD
  January 9, 2008(a).......................  $   28,000            BBR                  6.400%               $  231

Contract with Morgan Stanley,
  effective April 23, 2003, expiring                           3-month NZD
  April 23, 2013(a)........................      66,000            BBR                  6.285%                 (165)

Contract with Morgan Stanley,
  effective April 23, 2003, expiring                                                  3-month AUD
  April 23, 2013(a)........................      55,000          5.485%                   BBR                   108

Contract with Morgan Stanley,
  effective April 29, 2003, expiring                                                  3-month AUD
  April 29, 2013(a)........................      55,000          5.380%                   BBR                   402

Contract with Morgan Stanley,
  effective April 29, 2003, expiring                           3-month NZD
  April 29, 2013(a)........................      66,000            BBR                  6.130%                 (604)

Contract with Morgan Stanley,
  effective June 2, 2003, expiring                            6-month SOUTH
  June 2, 2013(a)..........................     200,000       AFRICAN JIBAR             9.780%                  195

Contract with Morgan Stanley,
  effective June 2, 2003, expiring                                                   3-month SOUTH
  June 2, 2008(a)..........................     200,000          9.880%              AFRICAN JIBAR             (626)

Contract with Morgan Stanley,
  effective July 21, 2003, expiring                                                   6-month AUD
  July 21, 2008(a).........................      25,000          5.150%                   BBR                   132

Contract with Morgan Stanley,
  effective July 22, 2003, expiring                            3-month NZD
  July 22, 2008(a).........................      28,000            BBR                  5.660%                 (286)

Contract with Morgan Stanley,
  effective August 1, 2003, expiring                                                  3-month AUD
  August 1, 2008(a)........................      25,000          5.300%                   BBR                    27

Contract with Morgan Stanley,
  effective August 4, 2003, expiring                           3-month NZD
  August 4, 2008(a)........................      28,000            BBR                  5.863%                 (150)

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................      47,000          factor                 +0.44%                   --

Contract with Salomon Smith Barney,                        U.S. Treasury Strip
  effective November 12, 2002, expiring                        Compounding           3-month LIBOR
  May 15, 2017(a)..........................      36,614         Interest                -0.08%                 (306)

Contract with Salomon Smith Barney,
  effective January 27, 2003, expiring                         6-month GBP
  January 28, 2013(a)......................      10,000           LIBOR                 4.565%                 (192)

Contract with Salomon Smith Barney,
  effective January 27, 2003, expiring                                                6-month GBP
  January 27, 2033(a)......................       5,000          4.560%                  LIBOR                  266
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $2,039
                                                                                                             ======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME:

Contract with Lehman Brothers,
  effective November 1, 2002, expiring                        1-month LIBOR        Lehman Baa Total
  November 1, 2003(a)......................  $      900          +0.90%              Return Index            $   22

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................       3,200          factor                 +0.44%                   --

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................      10,000       AFRICAN JIBAR             9.780%                   26

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................      10,000       AFRICAN JIBAR             9.685%                   20

Contract with JP Morgan,
  effective June 19, 2003, expiring                          28 day Mexican
  June 12, 2008(a).........................      15,000           TIIE                  8.350%                   26

Contract with JP Morgan,
  effective July 4, 2003, expiring                           28 day Mexican
  June 27, 2008(a).........................      15,000           TIIE                  8.350%                   32
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $  126
                                                                                                             ======

---------------

(a)Fair value.

(b)Wells Fargo Credit Default Swap -- The Fund assumes risk on Wells Fargo Credit rating. The Fund receives 0.30% of the notional amount of the contract.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

              SHORT-INTERMEDIATE GOVERNMENT/INTERMEDIATE BOND/BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
-----------------------------------------------------------------------------------------------
-- after November 15, 1998                                           Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                        Six years
  $250,000 - $499,999                                                  Six years
  $500,000 - $999,999                                                 Five years
-- before August 1, 1997                                               Six Years

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


             GOVERNMENT SECURITIES/STRATEGIC INCOME/HIGH YIELD BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
-----------------------------------------------------------------------------------------------
-- after November 15, 1998                                           Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                       Nine years
  $250,000 - $499,999                                                  Six years
  $500,000 - $999,999                                                 Five years
-- before August 1, 1997                                             Eight Years

See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, there were no borrowings by the Funds under the Agreement.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Short-Term Income...........................................      $189,550           $193,704
Short-Intermediate Government...............................       156,155            160,286
Government Securities.......................................        59,886             61,559
Bond........................................................       238,669            244,405
Strategic Income............................................        10,921             11,191

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                     NET TAX       ON DERIVATIVES
                                                        COST OF                                     UNREALIZED      AND FOREIGN
                                                      INVESTMENTS    GROSS TAX      GROSS TAX     APPRECIATION/     CURRENCY AND
                                                        FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION)     NET OTHER
                                                       PURPOSES     APPRECIATION   DEPRECIATION   ON INVESTMENTS       ASSETS
FUND                                                     (000)         (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income...................................  $1,308,103      $10,478        $(1,636)        $ 8,842          $(1,042)
Short-Intermediate Government.......................     620,170        7,933           (590)          7,343            2,046
Government Securities...............................     293,699        5,805           (625)          5,180            2,389
Intermediate Bond...................................         N/A*         N/A*           N/A*         22,102              289
Bond................................................   3,017,532       66,562         (8,635)         57,927            4,486
Strategic Income....................................     266,449        4,628         (2,242)          2,386             (222)
High Yield..........................................         N/A*         N/A*           N/A*         66,793                3

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                       EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING
                                                       IN 2003    IN 2005    IN 2007    IN 2008    IN 2009    IN 2010    IN 2011
FUND                                                    (000)      (000)      (000)      (000)      (000)      (000)      (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income....................................   $  --      $  --      $  --     $    --     $   --     $   --     $   --
Short-Intermediate Government........................      --         --         --          --         --         --         --
Government Securities................................      --         --         --       1,817         --         --         --
Intermediate Bond....................................      --         --         --          --         --         --         --
Bond.................................................      --         --         --          --         --         --         --
Strategic Income.....................................      --         --         --      11,355      3,544      1,929      3,185
High Yield...........................................      --         --         --          --         --         --         --

The capital loss carryforward for the Government Securities Fund is subject to certain limitations.

During the year ended March 31, 2003, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
Short-Term Income...........................................      $ 6,284
Short-Intermediate Government...............................       13,389
Government Securities.......................................       16,249
Intermediate Bond...........................................        1,683

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                              CAPITAL LOSSES    CURRENCY LOSSES
                                                                 DEFERRED          DEFERRED
FUND                                                              (000)              (000)
-----------------------------------------------------------------------------------------------
Short-Term Income...........................................     $    --              --
Short-Intermediate Government...............................          --              --
Government Securities.......................................          --              --
Intermediate Bond...........................................         372              --
Bond........................................................      17,030              --
Strategic Income............................................          --              --
High Yield Bond.............................................       1,360              44

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


13.  REORGANIZATIONS

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Fund Trust, except Intermediate Bond of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Fund Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                              REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
---------------------------------------------------------------------------------
Short-Term Income                    Short-Term Income
Short-Intermediate Government        Short-Intermediate Government
Intermediate Bond                    Intermediate Bond
Bond                                 Bond
Strategic Income                     Strategic Income

CONVERSION OF COMMON TRUST FUNDS

On August 16, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                                     TOTAL NET ASSETS         ACQUIRED FUND
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION         (DEPRECIATION)
ACQUIRING FUND            ACQUIRED FUND            (000)               (000)               (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income     Bank of America             $ 12,475          $  772,232          $  784,707               $   245
                      Short-Term Bond Fund
Short-Intermediate    Bank of America               58,682             480,736             539,418                 2,596
Government            Short- Term
                      Government Fund
Intermediate Bond     Bank of America              439,200             428,904             868,104                 1,199
                      Intermediate Bond
                      Fund
Bond                  Bank of America              217,846           2,314,670           2,532,516                (1,082)
                      Charitable Bond Fund
Bond                  Bank of America Bond         107,442           2,314,670           2,422,112                   (66)
                      Fund

14.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Short-Term Income Fund (May 2001 through June
2003) -- $55,000; Nations Short-Intermediate Government Fund (May 2001 through June 2003) -- $78,000; and Nations Government Securities Fund (October 2001 through October 2001) -- $1,100.

Each receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of each impacted Fund.

The receivables described in the preceding paragraphs reflect only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and do not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio and

Nations High Yield Bond Master Portfolio Semi-annual Report

                                     SEPTEMBER 30, 2003 (UNAUDITED)
The following pages should be read in conjunction with Nations Intermediate Bond and Nations High Yield Bond Funds' Semi-annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.4%
            ASSET-BACKED -- AUTO LOANS -- 1.8%
$   4,000   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $   4,148
      475   Capital Auto Receivables Asset Trust,
              Series 2002-2, Class CTFS,
              4.180% 10/15/07.............................................         486
    1,015   Ford Credit Auto Owner Trust,
              Series 2002-B, Class B,
              5.180% 10/16/06.............................................       1,075
    4,888   Ford Credit Auto Owner Trust,
              Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................       4,967
    2,671   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................       2,727
                                                                             ---------
                                                                                13,403
                                                                             ---------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 1.3%
    6,860   Bank One Issuance Trust,
              Series 2002-A4, Class A4, 2.940% 06/16/08...................       7,010
    3,000   MBNA Master Credit Card Trust,
              Series 1998-F, Class A, 1.240%** 02/15/08...................       3,004
                                                                             ---------
                                                                                10,014
                                                                             ---------
            ASSET-BACKED -- HOME EQUITY
              LOANS -- 0.0%+
        6   Bombardier Capital Mortgage Securitization,
              Series 1998-A, Class A3,
              6.230% 04/15/28.............................................           6
      170   First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         175
                                                                             ---------
                                                                                   181
                                                                             ---------
            ASSET-BACKED -- OTHER -- 0.3%
    2,400   CIT Equipment Collateral,
              Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................       2,494
                                                                             ---------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $25,700)..............................................      26,092
                                                                             ---------
            CORPORATE BONDS AND NOTES -- 35.6%
            AEROSPACE AND DEFENSE -- 0.3%
      317   Boeing Company,
              5.125% 02/15/13(a)..........................................         323
      252   General Dynamics Corporation,
              4.500% 08/15/10.............................................         261
    1,106   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................       1,293
      700   Raytheon Company,
              5.375% 04/01/13.............................................         721
                                                                             ---------
                                                                                 2,598
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            AUTOMOTIVE -- 2.8%
$   4,282   Daimler Chrysler,
              4.050% 06/04/08.............................................   $   4,239
    1,347   Delphi Corporation,
              6.125% 05/01/04.............................................       1,373
      767   Ford Motor Credit Company,
              5.800% 01/12/09.............................................         773
    5,596   Ford Motor Credit Company,
              7.375% 10/28/09.............................................       5,965
    1,708   Ford Motor Credit Company,
              7.375% 02/01/11(a)..........................................       1,797
      988   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................       1,046
    4,954   General Motors Acceptance Corporation,
              6.875% 09/15/11(a)..........................................       5,142
      559   Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................         562
                                                                             ---------
                                                                                20,897
                                                                             ---------
            BEVERAGES -- 0.4%
    1,142   Anheuser-Busch Companies, Inc.,
              6.000% 04/15/11.............................................       1,285
    2,016   Cadbury Schweppes,
              5.125% 10/01/13@............................................       2,046
        3   Coca-Cola Company,
              5.750% 03/15/11.............................................           3
                                                                             ---------
                                                                                 3,334
                                                                             ---------
            BROADCASTING AND CABLE -- 1.3%
      740   AOL Time Warner Inc.,
              6.150% 05/01/07.............................................         813
    1,915   AOL Time Warner Inc.,
              6.875% 05/01/12.............................................       2,148
    1,104   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................       1,200
    1,126   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................       1,296
      837   Cox Enterprises, Inc.,
              4.375% 05/01/08@............................................         859
      198   Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................         198
    1,822   Time Warner Inc.,
              8.110% 08/15/06.............................................       2,078
       12   Viacom Inc., Class B,
              7.700% 07/30/10.............................................          15
    1,068   Viacom Inc., Class B,
              6.625% 05/15/11.............................................       1,221
                                                                             ---------
                                                                                 9,828
                                                                             ---------
            CHEMICALS -- BASIC -- 0.3%
    1,622   Dow Chemical Company,
              6.125% 02/01/11.............................................       1,732
      409   Eastman Chemical Company,
              3.250% 06/15/08.............................................         399
                                                                             ---------
                                                                                 2,131
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 0.4%
$   1,298   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................   $   1,326
      705   Praxair, Inc.,
              4.750% 07/15/07.............................................         746
    1,192   Praxair, Inc.,
              6.500% 03/01/08.............................................       1,353
                                                                             ---------
                                                                                 3,425
                                                                             ---------
            COMMERCIAL BANKING -- 7.6%
    1,970   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................       1,997
    5,813   Bank One Corporation,
              6.000% 08/01/08.............................................       6,481
    1,204   BB&T Corporation,
              4.750% 10/01/12.............................................       1,217
    3,905   Citigroup Inc.,
              7.250% 10/01/10.............................................       4,625
    3,102   Citigroup Inc.,
              6.000% 02/21/12.............................................       3,431
      597   City National Bank,
              5.125% 02/15/13.............................................         602
    1,696   FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................       1,872
      406   Golden West Financial Corporation,
              4.125% 08/15/07.............................................         423
    1,283   Golden West Financial Corporation,
              4.750% 10/01/12.............................................       1,310
    3,836   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................       4,394
    1,375   Key Bank N.A.,
              7.000% 02/01/11.............................................       1,603
    1,028   Mellon Funding Corporation,
              4.875% 06/15/07.............................................       1,104
      900   Mellon Funding Corporation,
              6.700% 03/01/08.............................................       1,029
        8   Mellon Funding Corporation,
              6.400% 05/14/11.............................................           9
    1,968   National City Bank,
              4.625% 05/01/13(a)..........................................       1,983
    1,385   PNC Funding Corporation,
              7.000% 09/01/04.............................................       1,459
    2,677   PNC Funding Corporation,
              5.750% 08/01/06.............................................       2,913
    2,253   Popular North America Inc., MTN,
              Series E, 6.125% 10/15/06...................................       2,502
    1,223   Regions Financial Corporation,
              6.375% 05/15/12.............................................       1,373
      738   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         741
    3,308   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................       3,756
       19   Wachovia Corporation,
              6.625% 06/15/04.............................................          20
    4,800   Wachovia Corporation,
              4.950% 11/01/06.............................................       5,176
    2,798   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................       3,044
    3,025   Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................       3,071

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$     850   Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................   $     919
                                                                             ---------
                                                                                57,054
                                                                             ---------
            COMPUTER SERVICES -- 0.0%+
      342   Electronic Data Systems Corporation,
              6.000% 08/01/13@............................................         329
                                                                             ---------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.4%
      900   International Business Machines Corporation,
              4.750% 11/29/12.............................................         922
    1,863   Pitney Bowes Inc.,
              4.625% 10/01/12.............................................       1,888
                                                                             ---------
                                                                                 2,810
                                                                             ---------
            CONGLOMERATES -- 0.2%
    1,563   Waste Management, Inc.,
              7.375% 08/01/10.............................................       1,827
                                                                             ---------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.1%
    1,120   American Express Company,
              3.750% 11/20/07.............................................       1,154
      674   American Express Credit Corporation,
              3.000% 05/16/08.............................................         666
    1,143   American General Finance, MTN,
              Series H, 2.750% 06/15/08...................................       1,107
    5,292   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       5,702
                                                                             ---------
                                                                                 8,629
                                                                             ---------
            CONSUMER SERVICES -- 0.0%+
      328   Monsanto Company,
              4.000% 05/15/08.............................................         333
                                                                             ---------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.6%
        4   Costco Wholesale Corporation,
              5.500% 03/15/07.............................................           4
       10   Target Corporation,
              3.375% 03/01/08(a)..........................................          10
      802   Target Corporation,
              5.375% 06/15/09(a)..........................................         875
      802   Target Corporation,
              5.875% 03/01/12.............................................         885
    2,095   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................       2,284
       40   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................          42
      850   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................         858
                                                                             ---------
                                                                                 4,958
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 0.0%+
$   5,210   First Data Corporation,
              4.700% 08/01/13.............................................   $     211
                                                                             ---------
            DIVERSIFIED MANUFACTURING -- 0.0%+
        3   Avery Dennison Corporation,
              4.875% 01/15/13.............................................           3
        7   General Electric Company,
              5.000% 02/01/13(a)..........................................           7
                                                                             ---------
                                                                                    10
                                                                             ---------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
      780   Appalachian Power Company,
              Series G,
              3.600% 05/15/08.............................................         777
    1,880   Cinergy Corporation,
              6.250% 09/01/04.............................................       1,954
      571   Dominion Resources, Inc.,
              5.000% 03/15/13(a)..........................................         572
      348   Ohio Edison Company,
              4.000% 05/01/08@............................................         344
      571   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................         598
                                                                             ---------
                                                                                 4,245
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
      525   Duquesne Light Company,
              6.700% 04/15/12.............................................         593
      241   Energy East Corporation,
              6.750% 06/15/12.............................................         269
    1,592   FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11(a)..........................................       1,660
        4   Florida Power & Light Company,
              4.850% 02/01/13.............................................           4
    1,078   Southern Company Capital Funding,
              Series A,
              5.300% 02/01/07.............................................       1,167
      635   Southern Power Company,
              Series B,
              6.250% 07/15/12.............................................         697
    1,032   Virginia Electric and Power Company,
              Series A,
              5.375% 02/01/07.............................................       1,115
                                                                             ---------
                                                                                 5,505
                                                                             ---------
            ENERGY -- MISCELLANEOUS -- 0.5%
      491   Nisource Finance Corporation,
              5.400% 07/15/14.............................................         498
    3,330   Progress Energy, Inc.,
              6.050% 04/15/07.............................................       3,623
                                                                             ---------
                                                                                 4,121
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 3.3%
    1,845   CIT Group Inc.,
              7.375% 04/02/07.............................................       2,114
    5,863   General Electric Capital Corporation, MTN, Series A,
              5.375% 03/15/07.............................................       6,371
    1,694   General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08(a)..........................................       1,773

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- (CONTINUED)
$      30   General Electric Capital Corporation, MTN, Series A,
              6.875% 11/15/10.............................................   $      35
    3,413   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................       3,709
    1,816   Household Finance Corporation,
              5.875% 02/01/09.............................................       1,991
    3,244   Household Finance Corporation,
              6.375% 11/27/12.............................................       3,599
      926   International Lease Finance Corporation,
              4.500% 05/01/08.............................................         964
    1,023   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................       1,030
    2,784   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................       3,065
                                                                             ---------
                                                                                24,651
                                                                             ---------
            FOOD AND DRUG STORES -- 0.5%
    2,444   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................       2,834
      527   The Kroger Company,
              6.800% 04/01/11.............................................         602
      633   The Kroger Company,
              6.750% 04/15/12.............................................         715
                                                                             ---------
                                                                                 4,151
                                                                             ---------
            HEALTH SERVICES -- 0.6%
    1,319   Cardinal Health, Inc.,
              6.750% 02/15/11.............................................       1,531
    1,728   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................       1,908
    1,258   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................       1,408
                                                                             ---------
                                                                                 4,847
                                                                             ---------
            HEAVY MACHINERY -- 0.3%
    1,898   Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................       2,073
        7   Caterpillar Inc.,
              6.550% 05/01/11(a)..........................................           8
                                                                             ---------
                                                                                 2,081
                                                                             ---------
            HOUSEHOLD PRODUCTS -- 0.3%
    1,847   Proctor & Gamble Company,
              4.750% 06/15/07.............................................       1,980
                                                                             ---------
            INSURANCE -- 2.4%
      645   AIG Sunamerica Global Financial,
              5.850% 08/01/08@............................................         717
       16   Allstate Corporation,
              6.125% 02/15/12.............................................          18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
$     998   Allstate Financial Global Funding,
              7.125% 09/26/05@(a).........................................   $   1,103
    5,311   American International Group, Inc., MTN, Series F,
              2.850% 12/01/05.............................................       5,429
      510   Marsh & McLennan Companies, Inc.,
              3.625% 02/15/08(a)..........................................         519
    1,020   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................         986
    1,524   Metlife, Inc.,
              5.375% 12/15/12.............................................       1,586
      256   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         273
    2,098   Principal Life Global,
              6.250% 02/15/12@............................................       2,330
    3,205   Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................       3,636
      590   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         588
    1,120   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13@............................................       1,096
                                                                             ---------
                                                                                18,281
                                                                             ---------
            INTEGRATED OIL -- 0.3%
    2,237   USX Corporation,
              6.650% 02/01/06.............................................       2,465
                                                                             ---------
            INVESTMENT SERVICES -- 4.7%
       15   Bear Stearns Companies Inc.,
              6.150% 03/02/04.............................................          15
      850   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................         929
    2,155   Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................       2,220
    1,210   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................       1,322
    1,597   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................       1,749
      315   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         326
    2,925   Goldman Sachs Group, Inc.,
              6.875% 01/15/11.............................................       3,363
    2,503   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................       2,833
      347   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         371
       22   Lehman Brothers Holdings Inc.,
              6.625% 04/01/04.............................................          23
    1,309   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................       1,348
    4,513   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................       5,159
      336   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         405

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$   2,596   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................   $   2,872
    1,591   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................       1,581
    1,360   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................       1,380
    5,070   Morgan Stanley,
              6.750% 04/15/11.............................................       5,792
    1,050   Morgan Stanley,
              6.600% 04/01/12.............................................       1,185
      295   Morgan Stanley,
              5.300% 03/01/13.............................................         305
    2,014   Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................       2,280
                                                                             ---------
                                                                                35,458
                                                                             ---------
            MEDICAL DEVICES AND SUPPLIES -- 0.1%
      812   Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................         848
                                                                             ---------
            METALS AND MINING -- 0.3%
    1,826   Alcoa Inc.,
              7.375% 08/01/10.............................................       2,169
                                                                             ---------
            NATURAL GAS DISTRIBUTION -- 0.5%
    3,180   CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................       3,573
                                                                             ---------
            NATURAL GAS PIPELINES -- 0.5%
    1,829   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................       1,951
    1,311   Teppco Partners, LP,
              7.625% 02/15/12.............................................       1,545
                                                                             ---------
                                                                                 3,496
                                                                             ---------
            OIL REFINING AND MARKETING -- 0.0%+
      307   Valero Energy Corporation,
              6.875% 04/15/12.............................................         342
                                                                             ---------
            PAPER AND FOREST PRODUCTS -- 0.5%
    1,973   International Paper Company,
              5.850%** 10/30/12...........................................       2,100
    1,501   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................       1,691
                                                                             ---------
                                                                                 3,791
                                                                             ---------
            PHARMACEUTICALS -- 0.0%+
        7   Warner Lambert Company,
              6.000% 01/15/08.............................................           8
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.5%
$   1,343   Gannett Company, Inc.,
              6.375% 04/01/12.............................................   $   1,523
      967   News America Holdings,
              9.250% 02/01/13.............................................       1,265
    1,247   News America Inc.,
              6.625% 01/09/08(a)..........................................       1,399
                                                                             ---------
                                                                                 4,187
                                                                             ---------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.7%
    1,139   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................       1,318
    3,758   FedEx Corporation,
              6.625% 02/12/04.............................................       3,826
                                                                             ---------
                                                                                 5,144
                                                                             ---------
            REAL ESTATE -- 0.3%
    1,615   EOP Operating LP,
              7.000% 07/15/11.............................................       1,839
      356   ERP Operating LP,
              5.200% 04/01/13.............................................         364
                                                                             ---------
                                                                                 2,203
                                                                             ---------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
      612   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         661
      654   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................         668
                                                                             ---------
                                                                                 1,329
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 2.4%
      720   AT&T Corporation,
              7.800% 11/15/11.............................................         832
    1,271   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................       1,509
    1,374   BellSouth Corporation,
              5.000% 10/15/06(a)..........................................       1,479
        5   BellSouth Corporation,
              6.000% 10/15/11(a)..........................................           6
      458   Citizens Communications Company,
              9.250% 05/15/11.............................................         584
    1,855   Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................       2,216
       25   GTE California, Inc.,
              Series H,
              7.650% 03/15/07.............................................          29
       15   SBC Communications Inc.,
              5.750% 05/02/06.............................................          16
      764   SBC Communications Inc.,
              6.250% 03/15/11(a)..........................................         853
      535   SBC Communications Inc.,
              5.875% 08/15/12.............................................         584
      697   Sprint Capital Corporation,
              6.125% 11/15/08(a)..........................................         752
    3,206   Sprint Capital Corporation,
              8.375% 03/15/12.............................................       3,782

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$     331   Verizon Florida Inc.,
              Series F,
              6.125% 01/15/13.............................................   $     362
    2,577   Verizon New England Inc.,
              6.500% 09/15/11.............................................       2,902
    2,533   Verizon Pennsylvania Inc.,
              Series A,
              5.650% 11/15/11.............................................       2,713
                                                                             ---------
                                                                                18,619
                                                                             ---------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $256,908).............................................     271,868
                                                                             ---------
            FOREIGN BONDS AND NOTES -- 4.4%
            BROADCASTING AND CABLE -- 0.0%+
      274   Rogers Cable Inc.,
              6.250% 06/15/13.............................................         274
                                                                             ---------
            BUILDING MATERIALS -- 0.2%
    1,151   Hanson Overseas BV,
              6.750% 09/15/05.............................................       1,245
                                                                             ---------
            CHEMICALS -- SPECIALTY -- 0.1%
      435   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         433
                                                                             ---------
            COMMERCIAL BANKING -- 0.4%
        2   Barclays Bank plc,
              7.400% 12/15/09.............................................           2
    1,225   Korea Development Bank,
              7.250% 05/15/06.............................................       1,363
        5   Korea Development Bank,
              5.250% 11/16/06.............................................           5
    1,700   Scotland International Finance,
              4.250% 05/23/13@............................................       1,643
                                                                             ---------
                                                                                 3,013
                                                                             ---------
            DIVERSIFIED MANUFACTURING -- 0.1%
      769   Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................         745
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 0.0%+
        6   Deutsche Bank Financial Inc.,
              6.700% 12/13/06.............................................           7
                                                                             ---------
            FOOD PRODUCTS -- 0.6%
      745   Unilever Capital Corporation,
              6.875% 11/01/05.............................................         820
    3,074   Unilever Capital Corporation,
              7.125% 11/01/10.............................................       3,642
                                                                             ---------
                                                                                 4,462
                                                                             ---------
            INTEGRATED OIL -- 0.8%
    1,427   Conoco Funding Company,
              6.350% 10/15/11.............................................       1,613

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INTEGRATED OIL -- (CONTINUED)
$     477   PEMEX Finance Ltd.,
              5.720% 11/15/03.............................................   $     479
    2,904   PEMEX Project Funding Master Trust,
              7.875%** 02/01/09...........................................       3,295
      247   PEMEX Project Funding Master Trust,
              7.375% 12/15/14(a)..........................................         266
      689   Petro-Canada,
              4.000% 07/15/13.............................................         648
                                                                             ---------
                                                                                 6,301
                                                                             ---------
            METALS AND MINING -- 0.1%
       45   Alcan Inc.,
              6.450% 03/15/11.............................................          51
      641   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         653
                                                                             ---------
                                                                                   704
                                                                             ---------
            PUBLISHING AND ADVERTISING -- 0.2%
    1,159   Thomson Corporation,
              5.250% 08/15/13.............................................       1,204
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 1.9%
      943   British Telecommunications, plc,
              8.375%** 12/15/10...........................................       1,160
    4,155   Deutsche Telecom International Finance BV,
              5.250% 07/22/13.............................................       4,199
    4,057   France Telecom SA,
              9.000%** 03/01/11...........................................       4,956
    4,508   Telus Corporation,
              7.500% 06/01/07.............................................       5,069
                                                                             ---------
                                                                                15,384
                                                                             ---------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $32,517)..............................................      33,772
                                                                             ---------
            MORTGAGE-BACKED SECURITIES -- 0.4%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
    5,409   JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4, Class X, Interest only,
              1.283%** 12/26/28...........................................         180
   13,333   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.113%** 12/15/30...........................................         519
   23,624   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.448%** 09/15/27(f)........................................         253
   25,840   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.307%** 03/15/29(f)........................................         224
                                                                             ---------
                                                                                 1,176
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.1%
$   1,000     4.625% 10/15/13(a)..........................................   $   1,011
      538     3.214%** 08/01/36...........................................         556
                                                                             ---------
                                                                                 1,567
                                                                             ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.1%
      309     7.000% 05/15/12.............................................         329
      115     11.500% 06/15/13-10/15/15...................................         132
      129     10.000% 05/15/16-08/15/18...................................         146
       37     9.500% 09/15/16-12/15/20....................................          43
                                                                             ---------
                                                                                   650
                                                                             ---------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $3,850)...............................................       3,393
                                                                             ---------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.8%
    1,693   Government of Canada,
              5.250% 11/05/08.............................................       1,872
    1,622   Hellenic Republic,
              6.950% 03/04/08.............................................       1,873
      404   Ontario (Province of),
              7.000% 08/04/05.............................................         442
    3,413   Quebec (Province of),
              6.125% 01/22/11.............................................       3,866
      872   Republic of Chile,
              5.500% 01/15/13.............................................         907
    4,890   Republic of Italy,
              6.000% 02/22/11.............................................       5,537
    3,001   United Mexican States,
              8.375% 01/14/11.............................................       3,571
    3,039   United Mexican States,
              6.375% 01/16/13.............................................       3,206
                                                                             ---------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $19,845)..............................................      21,274
                                                                             ---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 22.9%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 1.1%
    4,391     2.375% 10/01/04(a)..........................................       4,439
    3,624     2.500% 03/15/06(a)..........................................       3,679
                                                                             ---------
                                                                                 8,118
                                                                             ---------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 5.2%
   18,000     3.250% 08/15/05(a)..........................................      18,551
    8,780     5.125% 03/06/06.............................................       9,441
    5,640     5.800% 09/02/08.............................................       6,324
    5,500     3.875% 06/14/13(a)..........................................       5,267
                                                                             ---------
                                                                                39,583
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.9%
   21,749     3.875% 02/15/05.............................................      22,498
   12,687     2.375% 04/15/06(a)..........................................      12,804

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- (CONTINUED)
$   7,250     5.125% 10/15/08(a)..........................................   $   7,897
    7,250     5.750% 03/15/09(a)..........................................       8,105
    8,700     4.500% 01/15/13(a)..........................................       8,801
                                                                             ---------
                                                                                60,105
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 8.7%
   15,949     2.875% 10/15/05.............................................      16,343
   15,587     5.250% 06/15/06(a)..........................................      16,906
   21,386     5.250% 01/15/09.............................................      23,411
   10,845     4.375% 09/15/12(a)..........................................      10,925
                                                                             ---------
                                                                                67,585
                                                                             ---------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $172,450).............................................     175,391
                                                                             ---------
            U.S. TREASURY OBLIGATIONS -- 27.9%
            U.S. TREASURY NOTES -- 14.9%
   15,600     3.000% 02/29/04(a)..........................................      15,728
   50,000     2.125% 10/31/04##...........................................      50,559
    8,000     2.000% 08/31/05(a)..........................................       8,086
   37,000     4.625% 05/15/06(a)..........................................      39,710
                                                                             ---------
                                                                               114,083
                                                                             ---------
            U.S. TREASURY STRIPS -- 13.0%
    7,000   Interest only,
              1.818%*** 05/15/06(a).......................................       6,675
    7,500   Interest only,
              4.389%*** 11/15/13##........................................       4,832
   35,000   Principal only,
              1.168%*** 05/15/05(a).......................................      34,344
   39,000   Principal only,
              2.047%*** 11/15/06(a).......................................      36,595
   20,000   Principal only,
              2.938%*** 11/15/08##........................................      17,223
                                                                             ---------
                                                                                99,669
                                                                             ---------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $212,170).............................................     213,752
                                                                             ---------
 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 28.9%
              (Cost $221,242)
  221,242   Nations Cash Reserves, Capital Class Shares#..................   $ 221,242
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $944,682*)..................................     126.3%    966,784
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (26.3)%
            Cash..........................................................   $      14
            Receivable for investment securities sold.....................       1,913
            Dividends receivable..........................................          15
            Interest receivable...........................................       7,307
            Unrealized appreciation on swap contracts.....................         315
            Collateral on securities loaned...............................    (178,515)
            Investment advisory fee payable...............................        (249)
            Administration fee payable....................................         (31)
            Payable for investment securities purchased...................     (31,785)
            Accrued Trustees' fees and expenses...........................         (30)
            Accrued expenses and other liabilities........................        (159)
                                                                             ---------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (201,205)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 765,579
                                                                             =========

---------------

 * Federal income tax information: net unrealized appreciation of $22,102 on investment securities was comprised of gross appreciation of $23,217 and depreciation of $1,115 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $944,682.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $178,515.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $171,665 and $174,160, respectively.

 (f)
   Restricted security.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
           COMMON STOCKS -- 1.6%
           HEALTH SERVICES -- 0.2%
  80,010   Apria Healthcare Group Inc.!!.................................   $    2,191
     234   Fountain View Inc.!!(h).......................................            0++
                                                                            ----------
                                                                                 2,191
                                                                            ----------
           HEAVY MACHINERY -- 0.1%
   2,564   Joy Global Inc.!!.............................................           40
 158,250   Thermadyne Holdings Corporation!!(a)(i).......................        1,523
                                                                            ----------
                                                                                 1,563
                                                                            ----------
           METALS AND MINING -- 0.2%
 137,460   Placer Dome Inc. .............................................        1,890
                                                                            ----------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.1%
  70,201   Marconi Corporation plc!!.....................................        1,049
                                                                            ----------
           PACKAGING AND CONTAINERS -- 0.2%
 187,915   Owens-Illinois, Inc.!!........................................        2,146
                                                                            ----------
           PAPER AND FOREST PRODUCTS -- 0.1%
 115,300   Abitibi-Consolidated Inc.(a)..................................          807
                                                                            ----------
           STEEL -- 0.0%+
 158,576   Algoma Steel Inc.!!(f)........................................          405
                                                                            ----------
           TELECOMMUNICATIONS SERVICES -- 0.7%
  46,794   Call-Net Enterprises, Inc., Class B!!.........................          124
  88,991   Globix Corporation!!(h)(i)....................................          111
   6,617   ICO Global Communications Holdings LTD.!!(i)..................            6
 127,971   Minorplanet Systems USA, Inc.!!...............................           76
 275,617   Neon Communications, Inc.!!(a)(h)(i)..........................          345
  76,872   NII Holdings Inc., Class B!!(i)...............................        4,589
  49,436   Uge Europe, Inc.!!............................................        2,588
                                                                            ----------
                                                                                 7,839
                                                                            ----------
           TOTAL COMMON STOCKS
             (Cost $11,821)..............................................       17,890
                                                                            ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 5.0%
            AIRLINES -- 0.2%
$  2,885    Delta Air Lines, Inc.,
              8.000% 06/03/23@............................................        2,694
                                                                             ----------
            BROADCASTING AND CABLE -- 0.1%
   3,720    Adelphia Communications Corporation, Class A,
              6.000% 02/15/06(a)(b).......................................        1,283
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 0.3%
$  3,510    Providian Financial Corporation,
              3.250% 08/15/05(a)..........................................   $    3,282
                                                                             ----------
            HEALTH SERVICES -- 0.7%
   8,605    Laboratory Corporation,
              1.977%*** 09/11/21..........................................        5,991
   2,740    Province Healthcare Company,
              4.250% 10/10/08(a)..........................................        2,504
                                                                             ----------
                                                                                  8,495
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
   2,640    Brocade Communications Systems, Inc.,
              2.000% 01/01/07.............................................        2,297
   8,335    CIENA Corporation,
              3.750% 02/01/08(a)..........................................        7,053
   2,565    Riverstone Networks, Inc.,
              3.750% 12/01/06@(a).........................................        2,437
                                                                             ----------
                                                                                 11,787
                                                                             ----------
            PHARMACEUTICALS -- 0.5%
   3,970    ICN Pharmaceuticals, Inc.,
              6.500% 07/15/08.............................................        3,767
   2,490    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07.............................................        2,104
                                                                             ----------
                                                                                  5,871
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.3%
   4,090    CNET Networks, Inc.,
              5.000% 03/01/06.............................................        3,768
                                                                             ----------
            SEMICONDUCTORS -- 1.7%
   7,655    Atmel Corporation,
              5.218%*** 05/23/21(a).......................................        3,005
   3,790    Kulicke & Soffa Industries, Inc.,
              4.750% 12/15/06(a)..........................................        3,321
  12,235    LSI Logic Corporation,
              4.000% 11/01/06(a)..........................................       11,699
     740    Vitesse Semiconductor Corporation,
              4.000% 03/15/05(a)..........................................          708
                                                                             ----------
                                                                                 18,733
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.1%
   3,897    At Home Corporation,
              Series A,
              4.750% 12/15/06(b)..........................................          526
     957    PTEK Holdings, Inc.,
              5.750% 07/01/04(a)..........................................          959
                                                                             ----------
                                                                                  1,485
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $54,618)..............................................       57,398
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 67.0%
            AEROSPACE AND DEFENSE -- 1.7%
   3,630    Aviall, Inc.,
              7.625% 07/01/11@............................................        3,721

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AEROSPACE AND DEFENSE -- (CONTINUED)
$  7,360    BE Aerospace, Inc.,
              Series B,
              8.875% 05/01/11(a)..........................................   $    6,367
   2,720    K & F Industries, Inc.,
              Series B,
              9.625% 12/15/10.............................................        2,992
   2,635    Sequa Corporation,
              Class A,
              9.000% 08/01/09.............................................        2,885
   3,115    Sequa Corporation,
              Series B,
              8.875% 04/01/08.............................................        3,333
                                                                             ----------
                                                                                 19,298
                                                                             ----------
            AIRLINES -- 2.3%
   1,454    American Airlines, Inc., Series 2001-1,
              7.377% 05/23/19.............................................          889
     970    AMR Corporation,
              9.000% 08/01/12(a)..........................................          740
   4,220    Delta Air Lines, Inc.,
              7.700% 12/15/05(a)..........................................        3,756
     715    Delta Air Lines, Inc.,
              9.250% 03/15/22.............................................          475
     435    Delta Air Lines, Inc.,
              10.375% 12/15/22(a).........................................          294
   5,079    Delta Air Lines, Inc.,
              8.300% 12/15/29.............................................        3,276
   3,895    Delta Air Lines, Inc., MTN,
              Series C,
              6.650% 03/15/04(a)..........................................        3,807
   4,780    Northwest Airlines Inc.,
              8.375% 03/15/04(a)..........................................        4,636
   1,705    Northwest Airlines Inc.,
              8.520% 04/07/04 (a).........................................        1,645
   2,720    Northwest Airlines Inc.,
              7.625% 03/15/05(a)..........................................        2,387
   3,535    Northwest Airlines Inc.,
              8.875% 06/01/06(a)..........................................        2,713
   1,990    Northwest Airlines Inc.,
              9.875% 03/15/07(a)..........................................        1,532
     301    Northwest Airlines Inc., Series 1996-1,
              8.970% 01/02/15.............................................          183
     635    Northwest Airlines Inc., Series 2001-1,
              7.626% 04/01/10.............................................          487
                                                                             ----------
                                                                                 26,820
                                                                             ----------
            AUTOMOTIVE -- 2.1%
   4,310    ArvinMeritor, Inc.,
              8.750% 03/01/12.............................................        4,515
   1,000    Dana Corporation,
              9.000% 08/15/11(a)..........................................        1,095
   3,720    Dana Corporation,
              7.000% 03/01/29.............................................        3,348

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$  5,210    General Motors Corporation,
              8.375% 07/15/33.............................................   $    5,448
   3,470    Goodyear Tire & Rubber Company,
              7.857% 08/15/11(a)..........................................        2,915
   5,035    Mark IV Industries, Inc.,
              7.500% 09/01/07.............................................        4,179
   1,970    Tenneco Automotive Inc.,
              10.250% 07/15/13@(a)........................................        2,137
                                                                             ----------
                                                                                 23,637
                                                                             ----------
            BROADCASTING AND CABLE -- 3.5%
   1,755    Adelphia Communications Corporation, Class A,
              10.250% 11/01/06(b).........................................        1,211
   3,595    Adelphia Communications Corporation, Class A,
              9.375% 11/15/09(b)..........................................        2,570
   8,685    Adelphia Communications Corporation, Class A,
              10.250% 06/15/11(a)(b)......................................        6,210
     205    Adelphia Communications Corporation, Series B,
              9.250% 10/01/04(b)..........................................          141
   2,475    Comcast Corporation,
              8.875% 04/01/07.............................................        2,654
   4,900    Frontiervision Operating Partners LP,
              11.000% 10/15/06(a)(b)......................................        4,925
   2,025    Frontiervision Operating Partners LP,
              11.875% 09/15/07(b).........................................        1,805
   1,135    Frontiervision Operating Partners LP, Series B,
              11.875% 09/15/07(b).........................................        1,012
   3,883    Hollinger Participation Trust,
              12.125% 11/15/10@(d)........................................        4,373
   3,240    LodgeNet Entertainment Corporation,
              9.500% 06/15/13.............................................        3,434
  12,005    Paxson Communications Corporation, (0.000)% due 01/15/09
              12.250% beginning 01/15/06..................................        9,514
   2,515    Radio Unica Corporation,
              11.750% 08/01/06(b).........................................        1,745
   1,035    Young Broadcasting Inc.,
              8.500% 12/15/08.............................................        1,102
                                                                             ----------
                                                                                 40,696
                                                                             ----------
            BUILDING MATERIALS -- 0.7%
   4,465    Dayton Superior Corporation,
              10.750% 09/15/08@...........................................        4,576
   3,580    Interline Brands Inc.,
              11.500% 05/15/11@...........................................        3,849
                                                                             ----------
                                                                                  8,425
                                                                             ----------
            CHEMICALS -- BASIC -- 1.5%
   4,115    Lyondell Chemical Company,
              9.500% 12/15/08(a)..........................................        3,806
   3,295    Lyondell Chemical Company,
              10.500% 06/01/13............................................        3,147

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- (CONTINUED)
$    990    Lyondell Chemical Company, Series A,
              9.625% 05/01/07.............................................   $      941
   8,140    Terra Capital Inc.,
              12.875% 10/15/08............................................        8,994
                                                                             ----------
                                                                                 16,888
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 2.0%
   4,540    Equistar Chemical Funding,
              10.125% 09/01/08............................................        4,495
   5,310    Equistar Chemical Funding,
              10.625% 05/01/11@...........................................        5,257
   4,060    Equistar Chemicals, LP,
              7.550% 02/15/26.............................................        2,964
   1,735    FMC Corporation,
              10.250% 11/01/09............................................        1,978
     340    General Chemical Industrial
              Products Inc.,
              10.625% 05/01/09(b).........................................          111
   2,335    Millennium America Inc.,
              7.625% 11/15/26(a)..........................................        1,891
   3,965    PolyOne Corporation,
              10.625% 05/15/10............................................        3,350
   2,790    Sovereign Specialty Chemicals, Inc.,
              11.875% 03/15/10............................................        2,734
                                                                             ----------
                                                                                 22,780
                                                                             ----------
            COMMERCIAL SERVICES -- 0.2%
   3,280    Protection One, Inc.,
              7.375% 08/15/05.............................................        2,694
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
   1,230    Xerox Corporation,
              9.750% 01/15/09(a)..........................................        1,365
                                                                             ----------
            CONSTRUCTION -- 0.6%
   3,690    URS Corporation,
              11.500% 09/15/09............................................        4,040
   2,430    URS Corporation,
              Series B,
              12.250% 05/01/09(a).........................................        2,491
                                                                             ----------
                                                                                  6,531
                                                                             ----------
            CONSUMER SERVICES -- 1.4%
   2,022    Jafra Cosmetics Term A,
              5.188%** 05/20/08(i)(j).....................................        1,921
   4,600    Jafra Cosmetics,
              10.750% 05/15/11(a).........................................        4,991
   5,195    Rent-Way, Inc.,
              11.875% 06/15/10@...........................................        5,415
     900    Service Corporation International,
              7.200% 06/01/06.............................................          900
   1,670    Service Corporation International,
              6.875% 10/01/07.............................................        1,662
     700    Service Corporation International,
              7.700% 04/15/09.............................................          716
                                                                             ----------
                                                                                 15,605
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 0.2%
$  2,175    Knowles Electronics Holdings, Inc.,
              13.125% 10/15/09............................................   $    2,023
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.2%
   3,110    Dresser, Inc.,
              9.375% 04/15/11(a)..........................................        3,266
   4,195    Fastentech Inc.,
              11.500% 05/01/11@...........................................        4,383
   2,750    Jacuzzi Brands, Inc.,
              9.625% 07/01/10@............................................        2,853
     312    Neenah Foundry Company,
              11.000% 09/30/10@(h)........................................          286
   2,630    Neenah Foundry Company,
              Series B,
              11.125% 05/01/07(b).........................................        1,499
   1,205    Neenah Foundry Company,
              Series D,
              11.125% 05/01/07(b).........................................          687
   1,445    Neenah Foundry Company,
              Series F,
              11.125% 05/01/07(b).........................................          824
                                                                             ----------
                                                                                 13,798
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 7.5%
   4,205    AES Corporation,
              9.000% 05/15/15@(a).........................................        4,447
   1,696    AES Eastern Energy,
              Series 1999-A,
              9.000% 01/02/17.............................................        1,747
   1,175    AES Eastern Energy,
              Series 1999-B,
              9.670% 01/02/29.............................................        1,234
   1,792    Caithness Coso Funding Corporation,
              Series B,
              9.050% 12/15/09.............................................        1,926
   3,510    Calpine Construction Finance,
              9.750%** 08/26/11@..........................................        3,453
     885    Calpine Corporation,
              8.250% 08/15/05(a)..........................................          783
   8,235    Calpine Corporation,
              7.625% 04/15/06(a)..........................................        6,505
   2,510    Calpine Corporation,
              8.750% 07/15/07(a)..........................................        1,870
   1,370    Calpine Corporation,
              7.750% 04/15/09(a)..........................................          945
   9,545    Calpine Corporation,
              8.500% 07/15/10@(a).........................................        8,780
   2,625    Calpine Corporation,
              8.500% 02/15/11(a)..........................................        1,851
   2,485    Cedar Brakes I LLC,
              Series B,
              8.500% 02/15/14.............................................        2,187
   5,941    Cedar Brakes II LLC,
              9.875% 09/01/13.............................................        5,704
   1,090    Consumers Energy Company,
              6.250% 09/15/06.............................................        1,192

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$    444    ESI Tractebel Acquisition Corporation,
              Series B,
              7.990% 12/30/11.............................................   $      441
   1,670    Mirant Americas Generation LLC,
              8.500% 10/01/21(a)(b).......................................        1,319
   2,390    Mirant Americas Generation LLC,
              9.125% 05/01/31(a)(b).......................................        1,888
   2,185    Mirant Americas Generation LLC.,
              8.300% 05/01/11(b)..........................................        1,726
   1,400    Mirant Revolver Credit Facility,
              4.816%** 01/15/04(b)(i)(j)..................................          735
   3,795    Pacific Gas and Electric Company Bank Debt A,
              8.375%** 12/30/06(i)(j).....................................        3,838
   3,320    PG&E Corporation,
              6.875% 07/15/08@............................................        3,486
   9,585    PG&E National Energy Group, Inc.,
              10.375% 05/16/11(b).........................................        5,943
   5,375    PG&E Transmission Northwest,
              7.100% 06/01/05(a)..........................................        5,429
   1,645    Reliant Resources, Inc.,
              9.250% 07/15/10@............................................        1,489
     213    Salton Sea Funding,
              Series B,
              7.370% 05/30/05.............................................          217
   4,390    Southern California Edison Company,
              8.000% 02/15/07@............................................        4,906
   1,520    TECO Energy, Inc.,
              7.500% 06/15/10(a)..........................................        1,541
   4,340    TECO Energy, Inc.,
              7.200% 05/01/11.............................................        4,275
   2,840    TECO Energy, Inc.,
              7.000% 05/01/12.............................................        2,737
   1,410    Tiverton/Rumford Power Association,
              9.000% 07/15/18@............................................        1,184
     945    Westar Energy, Inc.,
              6.875% 08/01/04.............................................          969
   1,770    Westar Energy, Inc.,
              7.875% 05/01/07.............................................        1,976
     375    Westar Energy, Inc.,
              7.125% 08/01/09.............................................          383
     440    Westar Energy, Inc.,
              7.650% 04/15/23.............................................          454
                                                                             ----------
                                                                                 87,560
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 0.2%
   1,450    Thomas & Betts Corporation,
              8.250% 01/15/04.............................................        1,482
     465    Thomas & Betts Corporation, MTN,
              6.625% 05/07/08.............................................          470
                                                                             ----------
                                                                                  1,952
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- 0.2%
$    900    AmeriGas Partners, LP,
              Series B,
              8.875% 05/20/11.............................................   $      965
   1,000    Ferrellgas Partners LP,
              8.750% 06/15/12.............................................        1,070
                                                                             ----------
                                                                                  2,035
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 1.8%
   1,800    Comstock Resources, Inc.,
              11.250% 05/01/07............................................        1,953
   2,975    Continental Resources, Inc.,
              10.250% 08/01/08............................................        2,916
   2,815    Encore Acquisition Company,
              8.375% 06/15/12.............................................        2,955
   2,000    Energy Corporation of America, Series A,
              9.500% 05/15/07.............................................        1,440
   1,795    MSW Energy Holdings LLC,
              8.500% 09/01/10@............................................        1,876
   1,960    Plains Exploration and Production Company,
              Series B,
              8.750% 07/01/12.............................................        2,097
   1,030    Stone Energy Corporation,
              8.250% 12/15/11.............................................        1,092
   1,695    Vintage Petroleum, Inc.,
              7.875% 05/15/11.............................................        1,759
   4,435    Vintage Petroleum, Inc.,
              8.250% 05/01/12.............................................        4,778
                                                                             ----------
                                                                                 20,866
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.2%
   4,430    The FINOVA Group Inc.,
              7.500% 11/15/09.............................................        2,193
                                                                             ----------
            FOOD PRODUCTS -- 2.1%
   3,173    Chiquita Brands International, Inc.,
              10.560% 03/15/09(a).........................................        3,498
   1,010    Dole Food Company, Inc.,
              8.750% 07/15/13.............................................        1,081
   1,425    Herbalife International, Inc., Class A,
              11.750% 07/15/10............................................        1,610
   3,465    National Beef Packaging,
              10.500% 08/01/11@...........................................        3,777
   2,100    Seminis, Inc., Class A,
              10.250% 10/01/13@...........................................        2,242
   4,195    Swift & Company,
              10.125% 10/01/09(a).........................................        4,635
   6,945    Swift & Company,
              12.500% 01/01/10@...........................................        7,674
                                                                             ----------
                                                                                 24,517
                                                                             ----------
            HEALTH SERVICES -- 3.6%
   2,870    AmeriPath, Inc.,
              10.500% 04/01/13............................................        3,071
   5,345    Express Scripts, Inc.,
              9.625% 06/15/09.............................................        5,826

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- (CONTINUED)
$    210    Harborside Healthcare,
              (0.000)% due 08/01/07
              12.000% beginning 08/01/04(i)...............................   $       84
   2,355    HCA Inc.,
              8.360% 04/15/24.............................................        2,591
   4,260    HCA Inc.,
              7.500% 11/15/95.............................................        4,059
      90    HCA Inc., MTN,
              7.750% 07/15/36.............................................           94
     980    Manor Care, Inc.,
              7.500% 06/15/06.............................................        1,063
   3,110    QuadraMed Corporation,
              10.000% 04/01/08@...........................................        2,737
   7,770    Quintiles Transnational Corporation,
              10.000% 10/01/13@...........................................        8,023
     775    Team Health Inc.,
              Series B,
              12.000% 03/15/09............................................          814
   5,205    Tenet Healthcare Corporation,
              6.875% 11/15/31.............................................        4,711
   7,637    Triad Hospitals, Inc.,
              Series B,
              11.000% 05/15/09............................................        8,400
                                                                             ----------
                                                                                 41,473
                                                                             ----------
            HEAVY MACHINERY -- 0.3%
   2,920    Cummins Inc.,
              6.450% 03/01/05.............................................        3,014
     878    Thermadyne Bank Debt,
              6.230%** 03/31/08(i)(j).....................................          859
                                                                             ----------
                                                                                  3,873
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.3%
   3,400    Foamex LP,
              10.750% 04/01/09(a).........................................        3,035
                                                                             ----------
            INSURANCE -- 1.1%
   5,365    Americo Life Inc.,
              7.875% 05/01/13@............................................        5,385
   5,775    Crum & Forster,
              10.375% 06/15/13@...........................................        6,280
   9,865    Lumbermens Mutual Casualty,
              9.150% 07/01/26@(b).........................................          740
     180    Lumbermens Mutual Casualty,
              8.300% 12/01/37@(b).........................................           14
   4,600    Lumbermens Mutual Casualty,
              8.450% 12/01/97@(b).........................................          345
                                                                             ----------
                                                                                 12,764
                                                                             ----------
            LODGING AND RECREATION -- 2.3%
   1,060    Hilton Hotels Corporation,
              7.625% 05/15/08.............................................        1,161
     395    Hilton Hotels Corporation,
              8.250% 02/15/11.............................................          441
     210    Hilton Hotels Corporation,
              7.500% 12/15/17.............................................          213
   3,230    ITT Corporation,
              7.375% 11/15/15.............................................        3,359

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
$  1,015    ITT Corporation,
              7.750% 11/15/25.............................................   $      990
   3,105    Jacobs Entertainment, Inc.,
              11.875% 02/01/09............................................        3,322
     720    Mandalay Resort Group,
              9.500% 08/01/08.............................................          826
   4,545    Park Place Entertainment Corporation,
              8.875% 09/15/08.............................................        5,034
   1,600    Park Place Entertainment Corporation,
              7.875% 03/15/10.............................................        1,712
   1,420    Prime Hospitality Corporation, Series B,
              8.375% 05/01/12.............................................        1,399
     652    United Artists Theatre Circuit Inc., Series 1995-A,
              9.300% 07/01/15(h)(i).......................................          652
     590    Vail Resorts, Inc.,
              8.750% 05/15/09.............................................          620
   2,150    Vail Resorts, Inc.,
              8.750% 05/15/09.............................................        2,260
   3,615    Venetian Casino Resort LLC,
              11.000% 06/15/10(a).........................................        4,121
     700    Wheeling Island Gaming Inc.,
              10.125% 12/15/09............................................          729
                                                                             ----------
                                                                                 26,839
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.7%
   2,585    Apogent Technologies Inc.,
              6.500% 05/15/13@............................................        2,650
   2,939    DJ Orthopedics LLC,
              12.625% 06/15/09............................................        3,247
   2,315    Fisher Scientific International Inc.,
              8.125% 05/01/12(a)..........................................        2,460
                                                                             ----------
                                                                                  8,357
                                                                             ----------
            METALS AND MINING -- 1.0%
   2,160    Commonwealth Industries, Inc.,
              10.750% 10/01/06............................................        2,168
   4,365    JLG Industries, Inc.,
              8.250% 05/01/08.............................................        4,627
     245    Ormet Corporation,
              11.000% 08/15/08@...........................................           56
   4,125    UCAR Finance Inc.,
              10.250% 02/15/12............................................        4,507
                                                                             ----------
                                                                                 11,358
                                                                             ----------
            NATURAL GAS PIPELINES -- 6.4%
   7,140    ANR Pipeline, Inc.,
              9.625% 11/01/21.............................................        7,765
     765    ANR Pipeline, Inc.,
              7.000% 06/01/25.............................................          752
   2,130    Colorado Interstate Gas Company,
              10.000% 06/15/05............................................        2,239
   5,450    Dynegy Holdings Inc.,
              9.875% 07/15/10@(a).........................................        5,695
   1,000    Dynegy Holdings Inc.,
              10.125% 07/15/13@...........................................        1,055

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NATURAL GAS PIPELINES -- (CONTINUED)
$  4,160    El Paso Corporation,
              7.625% 08/01/10@............................................   $    4,035
   2,025    El Paso Corporation,
              7.000% 05/15/11(a)..........................................        1,671
     590    El Paso Corporation,
              7.500% 11/15/26.............................................          512
   2,660    El Paso Corporation,
              8.375% 06/15/32.............................................        2,387
   1,280    El Paso Corporation, MTN,
              6.950% 12/15/07(a)..........................................        1,120
   1,600    El Paso Corporation, MTN,
              7.800% 08/01/31.............................................        1,184
   3,135    El Paso Energy Partners,
              Series B,
              8.500% 06/01/11.............................................        3,378
   8,935    El Paso Production Holding,
              7.750% 06/01/13@(a).........................................        8,487
   1,865    Gemstone Investors Ltd.,
              7.710% 10/31/04@(a).........................................        1,842
   5,370    Northwest Pipelines Corporation,
              7.125% 12/01/25.............................................        5,236
   1,315    Southern Natural Gas Company,
              7.350% 02/15/31.............................................        1,210
   1,535    Tennessee Gas Pipeline Company,
              7.500% 04/01/17.............................................        1,466
   3,090    Tennessee Gas Pipeline Company,
              7.000% 03/15/27.............................................        3,059
   5,480    Tennessee Gas Pipeline Company,
              7.000% 10/15/28.............................................        4,754
   4,430    Tennessee Gas Pipeline Company,
              8.375% 06/15/32.............................................        4,319
   1,430    Tennessee Gas Pipeline Company,
              7.625% 04/01/37.............................................        1,301
   5,805    Transcontinental Gas Pipe Line Corporation,
              7.250% 12/01/26.............................................        5,660
   3,225    Transcontinental Gas Pipe Line Corporation,
              Series B,
              8.875% 07/15/12.............................................        3,648
   1,175    Transcontinental Gas Pipeline Corporation,
              7.080% 07/15/26.............................................        1,146
                                                                             ----------
                                                                                 73,921
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.4%
   6,350    Avaya Inc.,
              11.125% 04/01/09............................................        7,350
   6,485    IPC Acquisition Corporation,
              11.500% 12/15/09............................................        6,777
   6,080    Lucent Technologies Inc.,
              7.250% 07/15/06(a)..........................................        5,852
   3,875    Lucent Technologies Inc.,
              5.500% 11/15/08(a)..........................................        3,294

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- (CONTINUED)
$    805    Lucent Technologies Inc.,
              6.500% 01/15/28.............................................   $      555
   5,180    Lucent Technologies Inc.,
              6.450% 03/15/29(a)..........................................        3,574
                                                                             ----------
                                                                                 27,402
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.3%
   2,995    Tesoro Petroleum Corporation,
              8.000% 04/15/08.............................................        3,070
                                                                             ----------
            OILFIELD SERVICES -- 0.7%
   1,640    Grant Prideco, Inc.,
              Series B,
              9.625% 12/01/07.............................................        1,796
   2,620    Halliburton Company,
              8.750% 02/15/21.............................................        2,907
     820    Parker Drilling Company,
              Series B,
              10.125% 11/15/09(a).........................................          845
   2,070    Parker Drilling Company, Series D,
              9.750% 11/15/06(a)..........................................        2,117
                                                                             ----------
                                                                                  7,665
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.7%
   1,790    Owens Corning Bank Debt,
              0.000%** 01/01/04(b)(c)(i)(j)...............................        1,119
   3,675    Owens-Brockway Glass Containers, Inc.,
              8.875% 02/15/09.............................................        3,914
   2,080    Owens-Brockway Glass Containers, Inc.,
              7.750% 05/15/11.............................................        2,153
   5,440    Owens-Brockway Glass Containers, Inc.,
              8.750% 11/15/12.............................................        5,834
   4,160    Owens-Brockway Glass Containers, Inc.,
              8.250% 05/15/13@............................................        4,243
   2,605    Owens-Illinois, Inc.,
              7.800% 05/15/18.............................................        2,384
                                                                             ----------
                                                                                 19,647
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 3.1%
   5,340    Georgia-Pacific Corporation,
              8.875% 02/01/10.............................................        5,847
   1,190    Georgia-Pacific Corporation,
              9.375% 02/01/13.............................................        1,328
   1,285    Georgia-Pacific Corporation,
              7.375% 12/01/25.............................................        1,137
   1,485    Georgia-Pacific Corporation,
              7.250% 06/01/28.............................................        1,299
   5,877    Georgia-Pacific Corporation,
              7.750% 11/15/29(a)..........................................        5,326
  11,020    Georgia-Pacific Corporation,
              8.875% 05/15/31.............................................       11,076
   5,973    Louisiana-Pacific Corporation,
              10.875% 11/15/08@...........................................        6,944

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- (CONTINUED)
$  1,170    Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................   $    1,112
   1,395    Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................        1,325
                                                                             ----------
                                                                                 35,394
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 2.6%
   3,330    American Color Graphics,
              10.000% 06/15/10@...........................................        3,521
      95    Garden State Newspapers, Inc.,
              8.625% 07/01/11.............................................          100
   3,640    Garden State Newspapers, Inc., Series B,
              8.750% 10/01/09.............................................        3,740
   4,490    Houghton Mifflin Company,
              7.200% 03/15/11.............................................        4,771
   3,180    Moore North America Finance,
              7.875% 01/15/11@............................................        3,379
   5,605    Morris Publishing,
              7.000% 08/01/13@............................................        5,668
   4,299    Phoenix Color Corporation,
              10.375% 02/01/09............................................        3,966
   4,120    Vertis Inc.,
              9.750% 04/01/09@(a).........................................        4,336
   1,372    Ziff Davis Media Inc.,
              Series B,
              13.000% 08/12/09............................................        1,015
                                                                             ----------
                                                                                 30,496
                                                                             ----------
            REAL ESTATE -- 0.9%
   2,730    CB Richard Ellis Services Inc.,
              11.250% 06/15/11............................................        2,955
   4,040    CBRE Escrow Inc.,
              9.750% 05/15/10@............................................        4,373
     600    DR Structured Finance Corporation, Series 1994A-2,
              9.350% 08/15/19.............................................          306
     293    DR Structured Finance Corporation, Series A-1,
              7.600% 08/15/07.............................................          132
     702    DR Structured Finance Corporation, Series A-1,
              6.660% 08/15/10.............................................          358
     669    DR Structured Finance Corporation, Series A-2,
              8.375% 08/15/15.............................................          294
   1,137    DR Structured Finance Corporation, Series A-2,
              7.430% 08/15/18.............................................          580
     236    DR Structured Finance Corporation, Series A-3,
              8.550% 08/15/19.............................................          111
     864    Kmart Corporation, Series 1995K-3,
              8.540% 01/02/15(b)..........................................          346
     610    LNR Property Corporation,
              10.500% 01/15/09............................................          650
                                                                             ----------
                                                                                 10,105
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
$  4,470    Crescent Real Estate Equities LP,
              9.250% 04/15/09(a)..........................................   $    4,805
     930    Healthcare Realty Trust, Inc.,
              8.125% 05/01/11.............................................        1,050
   3,295    OMEGA Healthcare Investors, Inc.,
              6.950% 08/01/07.............................................        2,982
                                                                             ----------
                                                                                  8,837
                                                                             ----------
            SEMICONDUCTORS -- 1.1%
   8,000    Micron Technology Inc.,
              6.500% 09/30/05(i)..........................................        7,760
   2,295    ON Semiconductor Corporation,
              13.000% 05/15/08............................................        2,616
   2,255    SCG Holding and Semiconductor Company,
              12.000% 08/01/09............................................        2,351
                                                                             ----------
                                                                                 12,727
                                                                             ----------
            STEEL -- 1.8%
   7,115    AK Steel Corporation,
              7.750% 06/15/12(a)..........................................        4,909
   7,625    Allegheny Ludlum Corporation,
              6.950% 12/15/25.............................................        5,948
   5,490    Allegheny Technologies, Inc.,
              8.375% 12/15/11.............................................        4,831
   5,215    United States Steel LLC,
              10.750% 08/01/08(a).........................................        5,554
                                                                             ----------
                                                                                 21,242
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 5.5%
   5,130    Alamosa Delaware Inc.,
              12.500% 02/01/11............................................        4,950
   3,180    Alamosa Holdings, Inc., (0.000)% due 02/15/10
              12.875% beginning 02/15/05..................................        2,512
   1,145    COLO.COM,
              13.875% 03/15/10@(b)(h)(i)..................................           11
     849    Globix Corporation,
              11.000% 05/01/08@(d)(i).....................................          645
     583    GT Telecom Racers Notes Trust, Series A,
              0.000%** 06/30/08(b)(c)(h)(i)...............................            0++
     417    GT Telecom Racers Notes Trust, Series B,
              0.000%** 06/30/08(b)(c)(h)(i)...............................            0++
   1,164    Loral Cyberstar Inc.,
              10.000% 07/15/06(b).........................................          710
   2,415    NII Holdings Ltd.,
              (0.000)% due 11/01/09
              13.000% beginning 11/01/04(i)...............................        2,451
   1,570    Qwest Capital Funding, Inc.,
              6.250% 07/15/05.............................................        1,539
   2,920    Qwest Capital Funding, Inc.,
              7.750% 02/15/31(a)..........................................        2,482
   4,435    Qwest Communications International Inc.,
              Series B,
              7.500% 11/01/08.............................................        4,258

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$  6,500    Qwest Communications Term B,
              6.950%** 06/30/10(i)(j).....................................   $    6,356
   3,380    Qwest Corporation,
              7.200% 11/01/04.............................................        3,473
     165    Qwest Corporation,
              5.625% 11/15/08.............................................          161
   1,950    Qwest Corporation,
              8.875% 03/15/12@............................................        2,165
   1,410    Qwest Corporation,
              7.250% 09/15/25.............................................        1,283
   6,055    Qwest Corporation,
              8.875% 06/01/31(a)..........................................        6,327
   2,950    Qwest Corporation,
              7.125% 11/15/43.............................................        2,537
     373    Qwest Services Corporation,
              4.620%** 05/03/05(i)(j).....................................          369
   2,029    Qwest Services Corporation,
              13.000% 12/15/07@(a)........................................        2,272
   6,787    Qwest Services Corporation,
              13.500% 12/15/10@...........................................        7,908
   6,044    Qwest Services Corporation,
              14.000% 12/15/14@(a)........................................        7,268
   2,145    TSI Telecommunication Services Inc.,
              Series B,
              12.750% 02/01/09............................................        2,150
   2,705    US Unwired Inc.,
              Series B,
              (0.000)% due 11/01/09
              13.375% beginning 11/01/04..................................        1,975
                                                                             ----------
                                                                                 63,802
                                                                             ----------
            TOBACCO -- 0.9%
   6,135    Commonwealth Brands, Inc.,
              9.750% 04/15/08@(a).........................................        6,595
   3,685    Commonwealth Brands, Inc.,
              10.625% 09/01/08@...........................................        3,943
                                                                             ----------
                                                                                 10,538
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $735,581).............................................      772,228
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 12.2%
            BROADCASTING AND CABLE -- 2.4%
   8,260    CanWest Media Inc.,
              Series B,
              7.625% 04/15/13.............................................        8,838
   1,750    Quebecor Media Inc.,
              11.125% 07/15/11............................................        1,995
   2,340    Quebecor Media Inc.,
              (0.000)% due 07/15/11
              13.750% beginning 07/15/06..................................        1,989
   2,595    Rogers Cable Inc.,
              11.000% 12/01/15............................................        2,939

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
$  1,540    Vivendi Universal S.A.,
              6.250% 07/15/08@(a).........................................   $    1,586
   8,785    Vivendi Universal S.A.,
              9.250% 04/15/10@(a).........................................       10,092
                                                                             ----------
                                                                                 27,439
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.3%
     470    Acetex Corporation,
              10.875% 08/01/09@...........................................          521
   2,150    Acetex Corporation,
              10.875% 08/01/09(a).........................................        2,381
      65    Marsulex Inc.,
              9.625% 07/01/08.............................................           66
                                                                             ----------
                                                                                  2,968
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
     440    AES Drax Holdings Ltd.,
              Series B,
              10.410% 12/31/20............................................          328
   9,565    Calpine Canada Energy Finance,
              8.500% 05/01/08(a)..........................................        6,887
                                                                             ----------
                                                                                  7,215
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.2%
   1,098    Baytex Energy Ltd.,
              9.625% 07/15/10.............................................        1,149
   1,520    Compton Petroleum Corporation,
              9.900% 05/15/09.............................................        1,641
                                                                             ----------
                                                                                  2,790
                                                                             ----------
            FOOD PRODUCTS -- 0.6%
   1,855    Burns Philp Capital Property Ltd.,
              9.500% 11/15/10@............................................        1,938
   4,540    Burns Philp Capital Property Ltd.,
              10.750% 02/15/11@...........................................        4,745
                                                                             ----------
                                                                                  6,683
                                                                             ----------
            INSURANCE -- 0.4%
   1,450    Fairfax Financial Holdings Limited,
              7.750% 12/15/03.............................................        1,457
   3,125    Fairfax Financial Holdings Limited,
              7.750% 07/15/37.............................................        2,688
                                                                             ----------
                                                                                  4,145
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.3%
   2,545    Marconi Corporation plc,
              8.000% 04/30/08.............................................        2,469
     506    Marconi Corporation plc,
              8.000% 04/30/08@(a).........................................          492
     217    Marconi Corporation plc,
              10.000% 10/31/08@(a)........................................          232
                                                                             ----------
                                                                                  3,193
                                                                             ----------
            OILFIELD SERVICES -- 0.4%
   1,650    Petroleum Geo-Services ASA,
              6.250% 11/19/03(a)(b).......................................        1,188
     425    Petroleum Geo-Services ASA,
              7.500% 03/31/07(b)..........................................          306

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OILFIELD SERVICES -- (CONTINUED)
$     60    Petroleum Geo-Services ASA,
              6.625% 03/30/08(b)..........................................   $       43
   3,570    Petroleum Geo-Services ASA,
              7.125% 03/30/28(b)..........................................        2,570
     230    Petroleum Geo-Services ASA,
              8.150% 07/15/29(b)..........................................          166
                                                                             ----------
                                                                                  4,273
                                                                             ----------
            PACKAGING AND CONTAINERS -- 2.3%
   1,310    Crown Cork & Seal Company, Inc.,
              6.750% 12/15/03.............................................        1,317
  11,605    Crown Cork & Seal Company, Inc.,
              7.000% 12/15/06.............................................       11,169
   6,750    Crown Euro Holdings,
              9.500% 03/01/11@(a).........................................        7,255
   5,285    Crown Euro Holdings,
              10.875% 03/01/13@...........................................        5,827
   1,955    Norampac Inc.,
              6.750% 06/01/13@............................................        1,994
                                                                             ----------
                                                                                 27,562
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.1%
   2,795    Abitibi-Consolidated Inc.,
              8.850% 08/01/30.............................................        2,916
   3,265    Doman Industries Ltd., Class A,
              12.000% 07/01/04(b).........................................        3,330
   6,670    Norske Skog Canada Ltd.,
              Series D,
              8.625% 06/15/11.............................................        6,946
                                                                             ----------
                                                                                 13,192
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
   6,025    Hollinger Inc.,
              11.875% 03/01/11@...........................................        6,658
   3,800    Sun Media Corporation,
              7.625% 02/15/13.............................................        3,990
                                                                             ----------
                                                                                 10,648
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.7%
   1,315    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              11.750% 06/15/09............................................        1,348
   2,770    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              12.500% 06/15/12............................................        3,047
     230    Sea Containers Ltd.,
              Series B,
              10.750% 10/15/06(a).........................................          230
     880    Sea Containers Ltd.,
              Series B,
              7.875% 02/15/08(a)..........................................          792
   2,225    Stena AB,
              9.625% 12/01/12.............................................        2,420
                                                                             ----------
                                                                                  7,837
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            STEEL -- 0.4%
$  4,666    Algoma Steel Inc.,
              11.000% 12/31/09(b)(i)......................................   $    4,013
     600    IPSCO, Inc.,
              8.750% 06/01/13@............................................          627
                                                                             ----------
                                                                                  4,640
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.6%
     250    360 networks Inc.,
              13.000% 05/01/08(b).........................................            0++
   2,294    Call-Net Enterprises, Inc.,
              10.625% 12/31/08(a).........................................        2,059
   4,180    Millicom International Cellular S.A.,
              11.000% 06/01/06@...........................................        4,274
   4,930    Mobifon Holdings BV,
              12.500% 07/31/10@...........................................        5,373
   4,500    Nortel Networks Ltd.,
              6.125% 02/15/06(a)..........................................        4,523
   1,735    Rogers Cantel Inc.,
              9.750% 06/01/16.............................................        2,008
                                                                             ----------
                                                                                 18,237
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $129,276).............................................      140,822
                                                                             ----------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 1.7%
     737    Algoma Steel Inc.,
              1.000% 12/31/30(b)(i).......................................          310
   1,830(e) Colt Telecom Group plc,
              2.000% 03/29/06@............................................        2,067
     740(e) Colt Telecom Group plc,
              2.000% 12/16/06@............................................          819
   2,410(e) Colt Telecom Group plc,
              2.000% 04/03/07@............................................        2,666
   1,600(e) Koninklijke Ahold N.V.,
              4.000% 05/19/05.............................................        1,778
     133(e) KPNQwest NV,
              10.000% 03/15/12(b)(d)......................................            0++
     603    Millicom International Cellular S.A.,
              2.000% 06/01/06@(d)(i)......................................        2,594
  11,135    Nortel Networks Corporation,
              4.250% 09/01/08.............................................        9,827
                                                                             ----------
            TOTAL FOREIGN CONVERTIBLE BONDS
              AND NOTES
              (Cost $13,015)..............................................       20,061
                                                                             ----------
            MUNICIPAL BONDS AND NOTES -- 0.4%
   1,210    Iowa, Tobacco Settlement Authority, Revenue,
              Series 2001B,
              5.600% 06/01/35.............................................          927
     320    New Jersey, Tobacco Settlement Financing Corporation, Revenue,
              Series 2002,
              6.000% 06/01/37.............................................          258

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$    840    New Jersey, Tobacco Settlement Financing Corporation, Revenue,
              Series 2003,
              6.375% 06/01/32.............................................   $      750
   1,955    New Jersey, Tobacco Settlement Financing Corporation, Revenue,
              Series 2003,
              6.250% 06/01/43.............................................        1,615
     935    Rhode Island, Tobacco Settlement Financing Corporation,
              Revenue, Series 2002A,
              6.250% 06/01/42.............................................          773
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $4,197)...............................................        4,323
                                                                             ----------
 SHARES
---------
            PREFERRED STOCKS -- 0.6%
            BROADCASTING AND CABLE -- 0.2%
  54,535    MediaOne Financing Trust......................................        1,370
   8,400    Paxon Communications Corporation!!(d).........................          756
                                                                             ----------
                                                                                  2,126
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.0%+
     328    Ziff Davis Holdings Inc., Series E-1!!(h)(i)..................            0++
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
  23,400    Sovereign REIT,
              Series A@...................................................        3,464
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.1%
  30,035    NEON Communications, Inc.!!(h)(i).............................          338
  10,960    Rural Cellular Corporation, Series B(d).......................          893
                                                                             ----------
                                                                                  1,231
                                                                             ----------
            TOTAL PREFERRED STOCKS
              (Cost $5,341)...............................................        6,821
                                                                             ----------
            RIGHTS -- 0.0%+
              (Cost $0)
   2,247    Neenah Right
              Expire 10/08/03(h)..........................................            0++
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 1.5%
              (Cost $16,567)
            U.S. TREASURY NOTES -- 1.5%
$ 16,125      5.375% 02/15/31(a)..........................................   $   17,304
                                                                             ----------
 SHARES
---------
            WARRANTS -- 0.1%
   1,145    COLO.COM
              Expire 03/15/10!!@(i).......................................            0++
   5,803    Harborside Healthcare Corporation
              Expire 08/01/09!!(i)........................................            0++
   1,663    ICO Global Communications
              Expire 5/16/06!!(i).........................................            0++
 275,617    NEON Communications, Inc.
              Expire 12/02/12!!(a)(h)(i)..................................            3
 180,266    NEON Communications, Inc., Preferred
              Expire 12/02/12!!(h)(i).....................................            2
 150,231    NEON Communications, Inc., Class A
              Expire 12/02/12!!(h)(i).....................................          188
   1,365    Ono Finance plc
              Expire 03/16/11!!@(i).......................................            0++
 474,443    Quadramed Corporation
              Expire 04/01/08!!...........................................        1,171
     363    Thermadyne Holdings Corporation
              Expire 05/23/04!!(h)(i).....................................            0++
     220    Thermadyne Holdings Corporation
              Expire 05/23/06!!(h)(i).....................................            0++
     180    UbiquiTel Inc.
              Expire 04/15/10!!@(i).......................................            0++
  60,280    Ziff Davis Holdings Inc.
              Expire 08/12/12!!(i)........................................            1
                                                                             ----------
            TOTAL WARRANTS
              (Cost $1,003)...............................................        1,365
                                                                             ----------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 23.1%
              (Cost $265,653)
 265,653    Nations Cash Reserves, Capital Class Shares#..................      265,653
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
                                                                               (000)
---------------------------------------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $1,237,072*)................................     113.2%  $1,303,865
                                                                            ----------
           OTHER ASSETS AND
             LIABILITIES (NET).................................     (13.2)%
           Cash..........................................................   $      265
           Receivable for investment securities sold.....................        1,822
           Dividends receivable..........................................           93
           Interest receivable...........................................       22,876
           Collateral on securities loaned...............................     (172,400)
           Investment advisory fee payable...............................         (520)
           Administration fee payable....................................          (47)
           Payable for investment securities purchased...................       (3,872)
           Accrued Trustees' fees and expenses...........................          (32)
           Accrued expenses and other liabilities........................         (103)
                                                                            ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...........................................     (151,918)
                                                                            ----------
           NET ASSETS..........................................             $1,151,947
                                                                    100.0%  ==========

---------------

 * Federal income tax information: net unrealized appreciation of $66,793 on investment securities was comprised of gross appreciation of $82,041 and depreciation of $15,248 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $1,237,072.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $172,400.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $155,052 and $164,165, respectively.

 (b)
   Issue in default.

 (c)
   Issuer in bankruptcy.

 (d)
   PIK ("Payment In Kind"). Interest or dividend payment is made with additional securities.

 (e)
   Principal amount denominated in Euro.

 (f)
   Foreign security.

 (h)
   Fair valued security.

 (i)
   Restricted security.

 (j)
   Loan participation agreement.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                               INTERMEDIATE        HIGH YIELD
                                                                   BOND               BOND
                                                                  MASTER             MASTER
                                                                PORTFOLIO          PORTFOLIO
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       13,268     $       42,836
Dividends (Net of foreign withholding taxes of $0 and $2,
  respectively).............................................              --                230
Dividend income from affiliated funds.......................             448                550
Securities lending..........................................              63                102
                                                              --------------     --------------
    Total investment income.................................          13,779             43,718
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,550              2,767
Administration fee..........................................             194                252
Custodian fees..............................................              28                 30
Legal and audit fees........................................              23                 23
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              13                 --
Other.......................................................               4                  7
                                                              --------------     --------------
    Total expenses..........................................           1,822              3,089
Fees reduced by credits allowed by the custodian............              (1)                (3)
                                                              --------------     --------------
    Net expenses............................................           1,821              3,086
                                                              --------------     --------------
NET INVESTMENT INCOME.......................................          11,958             40,632
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................          11,144             10,021
  Swap contracts............................................           1,412                 --
  Futures...................................................          (1,376)                --
  Written options...........................................          (1,652)                --
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              --                186
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................           9,528             10,207
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................          (5,199)            74,513
  Swap contracts............................................             405                 --
  Written options...........................................             (13)                --
  Futures...................................................            (121)                --
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              --                 (8)
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (4,928)            74,505
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......           4,600             84,712
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       16,558     $      125,344
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                          INTERMEDIATE BOND                     HIGH YIELD BOND
                                                           MASTER PORTFOLIO                    MASTER PORTFOLIO
                                                   --------------------------------    ---------------------------------
                                                     SIX MONTHS                          SIX MONTHS
                                                       ENDED                               ENDED
                                                      9/30/03          YEAR ENDED         9/30/03           YEAR ENDED
                                                    (UNAUDITED)         3/31/03         (UNAUDITED)          3/31/03
                                                   ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income............................  $       11,958    $       24,168    $       40,632     $       43,184
Net realized gain/(loss) on investments..........           9,528            11,351            10,207             (3,684)
Net change in unrealized
  appreciation/(depreciation) of investments.....          (4,928)           29,924            74,505              1,825
                                                   --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations................................          16,558            65,443           125,344             41,325
Contributions....................................          83,573           745,976         1,161,996            559,715
Withdrawals......................................        (119,765)         (382,040)         (831,043)          (231,598)
                                                   --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets............         (19,634)          429,379           456,297            369,442
NET ASSETS:
Beginning of period..............................         785,213           355,834           695,650            326,208
                                                   --------------    --------------    --------------     --------------
End of period....................................  $      765,579    $      785,213    $    1,151,947     $      695,650
                                                   ==============    ==============    ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                             WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                           --------------------
                                                           RATIO OF           RATIO OF NET                       RATIO OF
                                                          OPERATING            INVESTMENT                       OPERATING
                                                           EXPENSES          INCOME/(LOSS)     PORTFOLIO       EXPENSES TO
                                            TOTAL         TO AVERAGE           TO AVERAGE      TURNOVER          AVERAGE
                                            RETURN        NET ASSETS           NET ASSETS        RATE           NET ASSETS
                                            -----------------------------------------------------------------------------------
INTERMEDIATE BOND MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)....   2.28%           0.47%+(c)(d)         3.08%+          139%             0.47%+(c)(d)
Year ended 3/31/2003......................  10.85            0.47(c)(d)           3.74            122              0.47(c)
Year ended 3/31/2002......................   4.33            0.49(c)(d)           5.24            228              0.49(c)
Year ended 3/31/2001......................     --@           0.45(c)              6.61            118              0.46 (c)
Period ended 3/31/2000....................     --@           0.54+                6.10+            90              0.55+
Period ended 5/14/1999(a).................     --@           0.38+                5.61+            19              0.42+
Year ended 2/28/1999(a)...................     --@           0.35                 5.69            137              0.45
HIGH YIELD BOND MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)....  14.37%           0.61%+(c)            8.05%+           27%             0.61%+(c)
Year ended 3/31/2003......................   6.47            0.62(c)              9.76             50              0.62(c)
Year ended 3/31/2002......................   6.33            0.65(c)(d)           9.93             64              0.65(c)
Year ended 3/31/2001......................     --@           0.71                11.14             63              0.72
Period ended 3/31/2000(b).................     --@           2.82+                5.16+            26              2.86+

---------------
 + Annualized.

(a)Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Intermediate Bond Master Portfolio on May 21, 1999.

(b)High Yield Bond Master Portfolio commenced operations on February 14, 2000.

(c)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

  @Total return not required for periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Yield Bond Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities can also be subject to greater price volatility.

The following investors were invested in the Master Portfolios at September 30, 2003:

INTERMEDIATE BOND MASTER PORTFOLIO:
Nations Intermediate Bond Fund..............................  96.2%
Nations Intermediate Bond Fund (Offshore)...................   3.8%
HIGH YIELD BOND MASTER PORTFOLIO:
Nations High Yield Bond Fund................................  94.4%
Nations High Yield Bond Fund (Offshore).....................   5.6%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Intermediate Bond Master Portfolio may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies and for the purpose of yield enhancement in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures.

The Master Portfolio may write covered call options and put options on securities in which it is permitted to invest from time to time in seeking to attain the Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolio typically receives a premium from writing a put or call option, which would increase the Master Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security for an exercise price higher than its then current market value, resulting in potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

The Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Master Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Master Portfolios had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Master Portfolios with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in interest income or interest expense. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Master Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Master Portfolio will succeed in pursuing contractual remedies. A Master Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, the elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Loan Participations: The High Yield Master Portfolio may invest in Loan Participations. When the Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Master

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Portfolio and the Borrower ("Intermediate Participants"). The Master Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL RATE
                                                              -----------
Intermediate Bond Master Portfolio..........................        0.40%
High Yield Bond Master Portfolio............................        0.55%

The Master Trust has, on behalf of the High Yield Bond Master Portfolio, entered into a sub-advisory agreement with BACAP and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.40% of the Master Portfolio's average daily net assets up to and including $100 million; 0.375% of the Master Portfolio's average daily net assets over $100 million and up to and including $200 million and 0.35% of the Master Portfolio's average daily net assets over $200 million.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.05% (annualized) of each Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2003, expenses of the Master Portfolios were reduced by $3,399 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Intermediate Bond Master Portfolio..........................  $131,900     $ 95,759
High Yield Bond Master Portfolio............................   573,974      240,020

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Intermediate Bond Master Portfolio..........................  $928,239     $929,045
High Yield Bond Master Portfolio............................    16,568           --

4.  FUTURES CONTRACTS

At September 30, 2003, the Intermediate Bond Master Portfolio had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      36           $  4,056            $  4,085            $  29
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................     111             11,588              12,449              861
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................    (150)           (16,278)            (17,194)            (916)
                                                                                                                       -----
  Total net unrealized depreciation.........................                                                           $ (26)
                                                                                                                       =====

---------------

(a)Securities have been segregated as collateral for the Master Portfolio's open futures contracts.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  WRITTEN OPTIONS

Written options for the Intermediate Bond Master Portfolio six months ended September 30, 2003 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS     (000)
-----------------------------------------------------------------------------------
Outstanding at March 31, 2003...............................      36       $   230
Contracts opened............................................     378         2,134
Contracts closed............................................    (139)         (753)
Contracts expired...........................................    (275)       (1,611)
                                                                ----       -------
Outstanding at September 30, 2003...........................      --       $    --
                                                                ====       =======

6.  SWAP CONTRACTS

At September 30, 2003, the Intermediate Bond Master Portfolio had the following swap contracts outstanding:

                                                                                                               UNREALIZED
                                                     NOTIONAL                                PAYMENTS        APPRECIATION/
                                                      AMOUNT       PAYMENTS MADE BY        RECEIVED BY       (DEPRECIATION)
DESCRIPTION                                           (000)            THE FUND              THE FUND            (000)
---------------------------------------------------------------------------------------------------------------------------
Contract with Citigroup, effective April 18, 2003,
  expiring June 20, 2008(a)........................  $ 3,000             (b)                   (b)                $  4
Contract with Citigroup, effective April 23, 2003,
  expiring June 20, 2008(a)........................    3,000        3-month LIBOR             3.380%                35
                                                                                           Lehman U.S.
Contract with Lehman Brothers, effective October                                           Credit Total
  16, 2002, expiring November 1, 2003(a)...........    4,000     1-month LIBOR +0.90%      Return Index             83
Contract with Lehman Brothers, effective November                                        Lehman Baa Total
  1, 2002, expiring November 1, 2003(a)............    8,000     1-month LIBOR +0.90%      Return Index            193
                                                                   Lehman CMBS Aaa
                                                                     Index (Prior
                                                                 floating rate minus     Lehman CMBS Aaa
Contract with Morgan Stanley, effective September                  current floating        Index Spread
  30, 2003, expiring December 31, 2003(a)..........   16,300        rate) x factor            +0.44%                --
                                                                                                                  ----
Total unrealized appreciation......................                                                               $315
                                                                                                                  ====

---------------

(a)Fair value.

(b)Wells Fargo Credit Default Swap -- The Fund assumes risk on Wells Fargo Credit rating. The Fund receives 0.30% of the notional amount of the contract.

7.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Master Portfolios had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Intermediate Bond Master Portfolio..........................     $1,783         1.50%

---------------
 *The average amount outstanding was based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Master Portfolios had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Intermediate Bond Master Portfolio..........................      $174,160           $178,515
High Yield Bond Master Portfolio............................       164,165            172,400

9.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Master Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at September 30, 2003 for the High Yield Bond Master Portfolio.

                                                                        PRINCIPAL               MARKET
                                                                         AMOUNT/                 VALUE     PERCENTAGE
                                                      ACQUISITION        SHARES       COST      9/30/03      OF NET
SECURITY                                                 DATE             (000)       (000)      (000)       ASSETS
---------------------------------------------------------------------------------------------------------------------
Algoma Steel Inc.,
  11.000% due 12/31/09(a)........................  03/12/01-06/20/01     $4,666      $ 3,223    $ 4,013       0.3%
Algoma Steel Inc.,
  1.000% due 12/31/30(a).........................  03/12/01-04/19/01        737           87        310       0.0*
COLO.COM,
  13.875% due 03/15/10(a)(b)(d)..................  03/01/01-04/03/01      1,145          188         11       0.0*
COLO.COM Warrants(d)(h)..........................      04/03/01               1           24          0**     0.0*
Globix Corporation,
  11.000% due 05/01/08(c)(d).....................  10/14/02-05/01/03        849          845        645       0.1*
Globix Corporation(b)(h).........................      10/14/02              89            0        111       0.0*
GT Telecom Racers Notes Trust, Series B,
  0.00% due 06/30/08(a)(b)(e)(g).................  01/12/0-01/31/02         417          225          0**     0.0*
GT Telecom Racers Notes Trust, Series A,
  0.00% due 06/30/08(a)(b)(e)(g).................  01/12/01-01/31/02        583          243          0**     0.0*
Harborside Healthcare Corporation,
  0.000% due 08/01/07
  12.000% beginning 08/01/04.....................      10/25/01             210          127         84       0.0*

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                        PRINCIPAL               MARKET
                                                                         AMOUNT/                 VALUE     PERCENTAGE
                                                      ACQUISITION        SHARES       COST      9/30/03      OF NET
SECURITY                                                 DATE             (000)       (000)      (000)       ASSETS
---------------------------------------------------------------------------------------------------------------------
Harborside Healthcare Corporation
  Warrants(h)....................................      05/09/01          $    6      $     9    $     0**     0.0%*
ICO Global Communications Warrants(h)............      11/07/00               2            0          0**     0.0*
ICO Global Communications Holdings LTD.(h).......      01/11/02               7           61          6       0.0*
Jafra Cosmetics Term A,
  5.188% due 05/20/08(e)(f)......................      07/28/03           2,022        1,855      1,921       0.2
Micron Technology Inc.
  6.500% due 09/30/05............................  02/18/02-06/19/03      8,000        7,456      7,760       0.7
Millicom International Cellular S.A.,
  2.000% due 06/01/06(c)(d)......................  05/16/02-07/22/02        603          490      2,594       0.2
Mirant Revolver Credit Facility,
  4.816% due 01/15/04(a)(e)(f)...................      04/11/03           1,400        1,400        735       0.1
NEON Communications, Inc.(b)(h)..................      07/01/03             276          244        345       0.0*
NEON Communications, Inc. Preferred(b)(h)........      12/04/02              30          338        338       0.0*
NEON Communications, Inc. Warrants,
  Preferred(b)(h)................................      01/03/03             180            0          2       0.0*
NEON Communications, Inc. Warrants(b)(h).........      07/01/03             276          244          3       0.0*
NEON Communications, Inc. Warrants, Class
  A(b)(h)........................................      12/04/02             150            0        188       0.0*
NII Holdings Ltd.,
  (0.000)% due 11/01/09
  13.000% beginning 11/01/04.....................      11/12/02           2,415        1,788      2,451       0.2
NII Holdings, Inc. Class B(h)....................      11/13/02              77          192      4,589       0.4
Ono Finance plc Warrants(d)(h)...................      07/17/01               1          181          0**     0.0*
Owens Corning Bank Debt,
  0.00% due 01/01/04(a)(e)(f)(g).................  08/22/01-06/04/02      1,790        1,205      1,119       0.1
Pacific Gas and Electric Company Bank Debt A,
  8.375% due 12/30/06(e)(f)......................  01/29/02-02/08/02      3,795        3,753      3,838       0.3
Qwest Service Corporation,
  4.620% due 05/03/05(e)(f)......................      01/24/03             373          328        369       0.0*
Qwest Communications Term B,
  6.950% due 06/30/10(e)(f)......................      06/05/03           6,500        6,393      6,356       0.6
Thermadyne Holding Corporation(h)................      05/23/03             158        1,822      1,523       0.1
Thermadyne Bank Debt
  6.230% due 03/31/08(e)(f)......................      05/23/03             878          878        859       0.1
Thermadyne Holding Corporation Warrants(b)(h)....      05/23/03               0***         0          0**     0.0*
Thermadyne Holding Corporation Warrants(b)(h)....      06/18/03               0***         0          0**     0.0*
                                                       07/03/00-
UbiquiTel Inc. Warrants(d)(h)....................      07/10/00               0***        10          0**     0.0*
United Artists Theatre Circuit Inc., Series
  1995-A                                               11/28/00-
  9.300% due 07/01/15(b).........................      07/21/03             652          523        652       0.1
Ziff Davis Holdings Inc., Series E-1(b)(h).......      12/06/02               0***         0          0**     0.0*
Ziff Davis Holdings Inc. Warrants(h).............      08/15/02              60            0          1       0.0*
                                                                                     -------    -------       ---
Total............................................                                    $34,132    $40,823       3.5%
                                                                                     =======    =======       ===

---------------

  * Amount represents less than 0.1%.

 ** Amount represents less than $500.

 ***Amount represents less than 500 shares.

 (a)Issue in default.

 (b)Fair valued security.

 (c)PIK ("Payment in kind"). Interest or dividend payment is made with additional securities.

 (d)Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (e)Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 (f)Loan participation agreement.

 (g)Issuer in bankruptcy.

 (h)Non-income producing security.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


10.  COMMITMENTS AND CONTINGENCIES

As of September 30, 2003, the High Yield Bond Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

BORROWER:                                                     UNFUNDED COMMITMENT
---------------------------------------------------------------------------------
Owens Corning Bank Debt.....................................         $127

11.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




FIXEDAR
(9/03)

                              HIGH YIELD PORTFOLIO

          Semiannual report for the six months ended September 30, 2003
                                   (unaudited)

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                          VALUE
  (000)                                                           (000)
  -----                                                           -----
             CORPORATE BONDS AND NOTES - 83.0%
             APPAREL AND TEXTILES - 0.7%

$    1,709   Dan River Inc.,
               12.750% 04/15/09*                                 $1,333
                                                                 ------

             AUTOMOTIVE - 1.7%

     2,952   American Axle & Manufacturing,
               9.750% 03/01/09                                    3,177
                                                                 ------

             BROADCASTING AND CABLE - 2.9%

     2,867   Charter Communications Holdings LLC,
               10.000% 05/15/11                                   2,186

     2,982   EchoStar DBS Corporation,
               9.375% 02/01/09                                    3,180
                                                                 ------
                                                                  5,366
                                                                 ------
             BUILDING MATERIALS - 1.9%

     3,517   Nortek Holdings, Inc., Series B,
               8.875% 08/01/08                                    3,640
                                                                 ------

             CHEMICALS - BASIC - 1.8%

     3,650   Lyondell Chemical Company, Series B,
               9.875% 05/01/07                                    3,477
                                                                 ------

             CHEMICALS - SPECIALTY - 2.8%

     1,667   Equistar Chemical Funding,
               10.625% 05/01/11*                                  1,650

     2,128   Georgia Gulf Corporation,
               10.375% 11/01/07                                   2,248

     1,700   PolyOne Corporation,
               10.625% 05/15/10                                   1,437
                                                                 ------
                                                                  5,335
                                                                 ------
             COMMERCIAL SERVICES - 4.7%

     3,420   Allied Waste North America, Inc., Series B,
               7.375% 01/01/04                                    3,446

     1,706   Browning-Ferris Industries, Inc.,
               7.875% 03/15/05                                    1,783

     3,344   Coinmach Corporation,
               9.000% 02/01/10                                    3,561
                                                                 ------
                                                                  8,790
                                                                 ------
             COMPUTER SERVICES - 0.8%

       189   Unisys Corporation,
               8.125% 06/01/06                                      205

     1,265   Unisys Corporation,
               7.875% 04/01/08                                    1,316
                                                                 ------
                                                                  1,521
                                                                 ------

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                          VALUE
  (000)                                                           (000)
  -----                                                           -----
             CONSTRUCTION - 3.4%

$    1,532   Standard Pacific Corporation,
               6.500% 10/01/08                                   $1,538

     4,495   Technical Olympic USA, Inc.,
               10.375% 07/01/12                                   4,832
                                                                 ------
                                                                  6,370
                                                                 ------
             DEPARTMENT AND DISCOUNT STORES - 0.5%

       953   Dillard's, Inc., Class A,
               6.125% 11/01/03                                      953
                                                                 ------

             DIVERSIFIED MANUFACTURING - 4.3%

       862   Avondale Mills Inc.,
               10.250% 07/01/13*                                    763

       850   Fastentech Inc.,
               11.500% 05/01/11*                                    888

     1,000   Samsonite Corporation,
               10.750% 06/15/08                                   1,045

     5,141   The Scotts Company, Class A,
               8.625% 01/15/09                                    5,424
                                                                 ------
                                                                  8,120
                                                                 ------
             ELECTRIC POWER - NON NUCLEAR - 6.8%

     2,170   AES Corporation,
               9.375% 09/15/10                                    2,213

     4,322   Calpine Corporation,
               8.750% 07/15/13*                                   3,954

     1,561   CMS Energy Corporation, Series B,
               6.750% 01/15/04                                    1,561

     1,649   Edison Mission Energy,
               9.875% 04/15/11                                    1,410

       649   PSEG Energy Holdings, Inc.,
               9.125% 02/10/04                                      659

     3,096   West Penn Power Company, Series A, MTN,
               6.375% 06/01/04                                    3,049
                                                                 ------

                                                                 12,846
                                                                 ------

             ELECTRIC POWER - NUCLEAR - 2.2%

     4,113   Kansas Gas & Electric Company,
               7.600% 12/15/03                                    4,118
                                                                 ------

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                          VALUE
  (000)                                                           (000)
  -----                                                           -----
             ELECTRICAL EQUIPMENT - 1.4%

$    1,583   Salt Holdings Corporation Inc.,
               (0.000%) due 06/01/13
               12.000% beginning 06/01/08                       $   950

     1,679   Salton Inc.,
               12.250% 04/15/08                                   1,641
                                                                  -----
                                                                  2,591
                                                                  -----

             EXPLORATION AND PRODUCTION - 1.1%

       447   Magnum Hunter Resources, Inc.,
               10.000% 06/01/07                                     463

     1,530   Nuevo Energy Company, Series B,
               9.500% 06/01/08                                    1,609
                                                                  -----
                                                                  2,072
                                                                  -----

             FINANCE - MISCELLANEOUS - 1.7%

     2,896   PCA Finance Corporation,
               11.875% 08/01/09                                   3,157
                                                                  -----

             HEAVY MACHINERY - 3.0%

     5,565   Case Corporation, Series B,
               6.250% 12/01/03                                    5,565
                                                                  -----

             HOUSEHOLD PRODUCTS - 1.2%

     1,918   Elizabeth Arden, Inc., Series B,
               11.750% 02/01/11                                   2,187
                                                                  -----

             HOUSING AND FURNISHING - 5.3%

     1,115   D.R. Horton, Inc.,
               8.375% 06/15/04                                    1,155

     1,915   D.R. Horton, Inc.,
               10.500% 04/01/05                                   2,092

     3,485   Ryland Group, Inc.,
               8.000% 08/15/06                                    3,734

     2,756   Standard Pacific Corporation,
               9.250% 04/15/12                                    3,011
                                                                  -----
                                                                  9,992
                                                                  -----
             INTEGRATED OIL - 1.2%

     2,632   Coastal Corporation,
               7.750% 06/15/10                                    2,185
                                                                  -----

             LODGING AND RECREATION - 1.4%

     1,433   Boyd Gaming Corporation,
               9.250% 10/01/03                                    1,433

     1,208   Station Casinos Inc.,
               8.875% 12/01/08                                    1,262
                                                                  -----
                                                                  2,695
                                                                  -----

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                          VALUE
  (000)                                                           (000)
  -----                                                           -----
             METALS AND MINING - 4.4%

 $   1,513   Compass Minerals Group, Inc.,
               10.000% 08/15/11                               $   1,679

     2,888   Earle M. Jorgensen Company,
               9.750% 06/01/12                                    3,076

     3,518   Ryerson Tull, Inc., Class A,
               9.125% 07/15/06                                    3,465
                                                                 ------
                                                                  8,220
                                                                 ------
             NATURAL GAS PIPELINES - 9.1%

     1,498   EL Paso CGP Company,
               6.200% 05/15/04                                    1,491

     3,782   EL Paso Corporation,
               6.750% 11/15/03                                    3,782

     1,610   Southern Natural Gas Company,
               8.875% 03/15/10                                    1,723

     3,319   The Williams Companies, Inc.,
               9.250% 03/15/04                                    3,385

     1,250   The Williams Companies, Inc.,
               8.625% 06/01/10                                    1,328

     5,397   Utilicorp United Inc.,
               7.000% 07/15/04                                    5,369
                                                                 ------
                                                                 17,078
                                                                 ------
             OILFIELD SERVICES - 2.3%

     2,291   Parker Drilling Company, Series D,
               9.750% 11/15/06                                    2,342

     1,956   Pride International, Inc.,
               9.375% 05/01/07                                    2,015
                                                                 ------
                                                                  4,357
                                                                 ------
             PACKAGING AND CONTAINERS - 1.7%

     2,113   Owens-Brockway Glass Containers, Inc.,
               8.875% 02/15/09                                    2,250

     1,000   Owens-Illinois, Inc.,
               7.150% 05/15/05                                    1,023
                                                                 ------
                                                                  3,273
                                                                 ------
             PAPER AND FOREST PRODUCTS - 9.6%

     1,955   Fibermark Inc.,
               10.750% 04/15/11                                   1,310

     2,628   Fort James Corporation,
               6.700% 11/15/03                                    2,628

     4,253   Georgia-Pacific Corporation,
               7.375% 07/15/08*                                   4,386

     1,685   Louisiana-Pacific Corporation,
               8.500% 08/15/05                                    1,828

     6,749   Louisiana-Pacific Corporation,
               10.875% 11/15/08*                                  7,845
                                                                 ------
                                                                 17,997
                                                                 ------

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                          VALUE
  (000)                                                           (000)
  -----                                                           -----
             SEMICONDUCTORS - 0.4%

$      761   Fairchild Semiconductor Corporation, Class A,
               10.500% 02/01/09                               $     847
                                                                  -----

             STEEL - 1.2%

     2,765   Oregon Steel Mills Inc.,
               10.000% 07/15/09                                   2,267
                                                                  -----

             TELECOMMUNICATIONS SERVICES - 3.5%

     2,000   MCI Communications Corporation,
               7.125% 06/15/27 (a)                                1,575

     4,318   Qwest Services Corporation,
               13.500% 12/15/10*                                  5,030
                                                                  -----
                                                                  6,605
                                                                  -----

             TOTAL CORPORATE BONDS AND NOTES
                (Cost $154,484)                                 156,134
                                                                -------

             FOREIGN BONDS AND NOTES - 9.8%
             CHEMICALS - SPECIALTY - 0.4%

       661   Methanex Corporation,
               7.750% 08/15/05                                      687
                                                                    ---
             HEAVY MACHINERY - 1.5%

     2,650   Case New Holland Inc.,
               9.250% 08/01/11*                                   2,849
                                                                  -----

             INSURANCE - 1.0%

     1,911   Fairfax Financial Holdings Ltd.,
               7.750% 12/15/03                                    1,921
                                                                  -----

             PAPER AND FOREST PRODUCTS - 5.9%

     3,441   Ainsworth Lumber Company Ltd.,
               12.500% 07/15/07                                   3,940

     1,000   Ainsworth Lumber Company Ltd.,
               13.875% 07/15/07                                   1,145

     5,614   Stone Container Corporation,
               11.500% 08/15/06*                                  5,957
                                                                  -----
                                                                 11,042
                                                                 ------
             STEEL - 1.0%

     1,721   Russel Metals Inc.,
               10.000% 06/01/09                                   1,833
                                                                  -----

             TOTAL FOREIGN BONDS AND NOTES
                (Cost $17,738)                                   18,332
                                                                 ------




                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                  VALUE
  (000)                                                                   (000)
  -----                                                                   -----

             MORTGAGE-BACKED SECURITIES - 2.9%
             FINANCE - MISCELLANEOUS - 2.9%

$    3,545   Qwest Bank Loan Tranche,
               6.000% 06/30/07                                         $  3,634

     1,772   Qwest Bank Loan Tranche,
               6.950% 06/30/10                                            1,732
                                                                       --------
             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $5,255)                                             5,366
                                                                       --------

SHARES
------
             WARRANTS - 0.0% +
             CHEMICALS - SPECIALTY - 0.0% +
                (Cost $0) ++

     1,622   Solutia Inc.,
               Expire 07/15/09 (b) =                                         12
                                                                       --------
SHARES
(000)
------
             INVESTMENT COMPANIES - 3.4%
                (Cost $6,484)

     6,484   Nations Cash Reserves, Capital Class Shares #                6,484
                                                                       --------

             TOTAL INVESTMENTS
                (Cost $183,961)                                 99.1%   186,328
                                                                       --------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)            0.9%     1,782
                                                                       --------

             NET ASSETS                                        100.0%  $188,110
                                                                       ========

= Non-income producing security.

* Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Amount represents less than 0.1%.

++ Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(a) Issue in default.

(b) Fair valued security.

ABBREVIATIONS:
MTN - Medium Term Note

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2003

(IN THOUSANDS)
ASSETS:
Investments, at value (cost $183,961)                        $ 186,328
Cash                                                               189
Unrealized appreciation on swap contracts                          949
Dividends receivable from affiliated funds                           7
Interest receivable                                              4,545
                                                             ---------
  Total assets                                               $ 192,018
                                                             =========

LIABILITIES:
Administration fee payable                                   $     (32)
Payable for investment securities purchased                     (2,311)
Income distribution payable                                     (1,480)
Accrued Trustees' fees and expenses                                (15)
Accrued expenses and other liabilities                             (70)
                                                             ---------
  Total liabilities                                          $  (3,908)
                                                             =========
NET ASSETS                                                   $ 188,110
                                                             =========

NET ASSETS CONSIST OF:
Accumulated net realized gain on investments sold and swap
  contracts                                                  $   1,055
Net unrealized appreciation of investments and swap
  contracts                                                      3,316
Paid-in capital                                                183,739
                                                             ---------
NET ASSETS                                                   $ 188,110
                                                             =========

Net asset value per unit of beneficial interest
  ($188,109,797 / 19,756,957 units outstanding)              $    9.52
                                                             =========



                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

(IN THOUSANDS)
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $0)                      $10,832
Dividend income from affiliated funds                                       73
                                                                       -------
  Total investment income                                               10,905
                                                                       -------
EXPENSES:
Administration fee                                                          86
Custodian fees                                                               6
Legal and audit fees                                                        16
Trustees' fees and expenses                                                  9
Interest expense                                                            _*
Other                                                                        2
                                                                       -------
  Total expenses                                                           119

Fees waived and/or reimbursed by the administrator                          --
Fees reduced by credits allowed by the custodian                            --
                                                                       -------
  Net expenses                                                             119
                                                                       -------

NET INVESTMENT INCOME                                                   10,786
                                                                       -------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions                                                    988
  Swap contracts                                                         3,863
                                                                       -------
Net realized gain/(loss) on investments                                  4,851
                                                                       -------
Change in unrealized appreciation/(depreciation) of:
  Security transactions                                                  1,091
  Swap contracts                                                           278
                                                                       -------
Net change in unrealized appreciation/(depreciation) of
  investments                                                            1,369
                                                                       -------
Net realized and unrealized gain/(loss) on investments                   6,220
                                                                       -------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $17,006
                                                                       =======

* Amount represents less than $500.



                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                ENDED 9/30/03    YEAR ENDED
                                                                 (UNAUDITED)       3/31/03
                                                                 -----------       -------
(IN THOUSANDS)
Net investment income                                           $  10,786        $   7,735
Net realized gain/(loss) on investments                             4,851           (3,761)
Net change in unrealized appreciation/(depreciation) of
  investments                                                       1,369            1,470
                                                                ---------        ---------

Net increase/(decrease) in net assets resulting from
  operations                                                       17,006            5,444
                                                                ---------        ---------

Distributions to interestholders from net investment income       (10,786)          (7,735)
                                                                ---------        ---------

Interestholder transactions:
Units of beneficial interest sold (2,386 and 18,766 units,
  respectively)                                                    23,000          171,772
Units of beneficial interest issued as reinvestment of
  dividends (1,154 and 752 units, respectively)                    10,857            6,820
Units of beneficial interest redeemed (8,562 and 2,188 units,
  respectively)                                                   (80,000)         (20,000)
                                                                ---------        ---------
Net increase/(decrease) in net assets from interestholder
  transactions                                                    (46,143)         158,592
                                                                ---------        ---------
Net increase/(decrease) in net assets                             (39,923)         156,301
                                                                ---------        ---------

NET ASSETS:
Beginning of period                                               228,033           71,732
                                                                ---------        ---------
End of period                                                   $ 188,110        $ 228,033
                                                                =========        =========
Undistributed net investment income at end of period            $      --        $      --
                                                                =========        =========



                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
   FINANCIAL HIGHLIGHTS

FOR A UNIT OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                               SIX MONTHS
                                                              ENDED 9/30/03       YEAR ENDED            PERIOD ENDED
                                                               (UNAUDITED)          3/31/03             03/31/2002*
                                                               -----------          -------             -----------
OPERATING PERFORMANCE:

Net asset value, beginning of period                        $      9.20            $      9.63           $     10.00
                                                            -----------            -----------           -----------

Income from investment operations:
Net investment income #                                            0.43                   0.85                  0.84
Net realized and unrealized gain/(loss) on investments             0.32                  (0.43)                (0.37)
                                                            -----------            -----------           -----------
Net increase/(decrease) in net assets resulting from
  investment operations                                            0.75                   0.42                  0.47

Dividends from net investment income                              (0.43)                 (0.85)                (0.84)
                                                            -----------            -----------           -----------
Net asset value, end of period                              $      9.52            $      9.20           $      9.63
                                                            ===========            ===========           ===========

Total return ++                                                    8.13%                  5.22%                 4.98%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                             $   188,110            $   228,033           $    71,732
Ratio of operating expenses to average net assets                  0.10% +(a)(b)          0.10% (a)(b)          0.10% + (a)
Ratio of operating expenses to average net assets without
   waivers and/or expense reimbursements                           0.10% +(a)(b)          0.12% (a)(b)          0.17% + (a)
Ratio of net investment income to average net assets               9.02% +                9.56%                 8.99% +
Portfolio turnover rate                                             122%                   146%                  165%



* Portfolio commenced operations on April 17, 2001.

+ Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

# Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.


                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Trust offered twelve separate portfolios. These financial statements pertain only to the High Yield Portfolio (the "Portfolio"). Financial statements for the other portfolios of the Trust are presented under separate cover.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Yield Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities can also be subject to greater price volatility.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolio's return. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

NATIONS MASTER INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Portfolio may purchase and write call and put options on securities, futures and swaps contracts ("swaptions"). The Portfolio may use such options on futures contracts in connection with its hedging strategies and in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Portfolio may write covered call options and covered put options on securities in which it is permitted to invest from time to time in seeking to attain the Portfolio's objective. Call options written by the Portfolio gives the holder the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price. In the case of put options, the Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Portfolio typically receives a premium from writing a put or call option, which would increase the Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

Forward foreign currency transactions: Generally, the Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

NATIONS MASTER INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


Forward foreign currency contracts will be used primarily to protect the Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Portfolio may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Portfolio will succeed in pursuing contractual remedies. The Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statement of net assets.

Repurchase agreements: The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolio's investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

NATIONS MASTER INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks on these commitments exist to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date.

Federal income taxes: The Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Portfolio will be subject to taxation on its allocated share of the Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Trust are allocated to the Portfolio based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to such Portfolio.

2. Investment advisory fee, sub-advisory fee, administration fee and related party transactions

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolio. BACAP did not receive an annual fee for its investment advisory services to the Portfolio.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Trust. BACAP Distributors coordinates the payment of other service providers by the Portfolio. BACAP Distributors has agreed to limit total annual operating expenses to 0.10% of the Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to agreements with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors received no compensation for its services as administrator to the Portfolio.

BACAP Distributors is entitled to recover from the Portfolio any fees waived or expenses reimbursed by BACAP Distributors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the Portfolio to exceed the expense limitations in effect at the time of recovery.

At September 30, 2003, the amounts potentially recoverable from the Portfolio by BACAP Distributors pursuant to this arrangement are as follows:

POTENTIAL AMOUNT TO   POTENTIAL AMOUNT TO   POTENTIAL AMOUNT TO
  RECOVER WITHIN        RECOVER WITHIN       RECOVER WITHIN         AMOUNT RECOVERED
     3 YEARS               3 YEARS              3 YEARS            DURING PERIOD ENDED
   AS OF 9/30/03        AS OF 3/31/03         AS OF 3/31/02             9/30/03
   -------------        -------------         -------------             -------
         $0                $17,715               $21,844               $14,153

NATIONS MASTER INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


BNY serves as the custodian of the Portfolio's assets. For the six months ended September 30, 2003, expenses of the Portfolio were reduced by $2,990 under expense offset arrangements with BNY. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

The Portfolio has made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were $211,433,570 and $236,462,420, respectively.

4. SWAP CONTRACTS

At September 30, 2003, High Yield Portfolio had swap contracts outstanding:


                         NOTIONAL       PAYMENTS         PAYMENTS        UNREALIZED
                          AMOUNT        MADE BY        RECEIVED BY      APPRECIATION
         DESCRIPTION       (000)     THE PORTFOLIO    THE PORTFOLIO         (000)
         -----------       -----     -------------    -------------         -----

Contract with Merrill
   Lynch Corporate and
   Institutional Client                                  Monthly
   Group, effective                                   Merrill Lynch
   January 31, 2003,                                    U.S. High
   expiring February 1,              1-month LIBOR      Yield Bond
   2004(a) (b)...        $ 48,000       + 0.65%           Index             $ 949
                                                                            =====

(a) Fair value.

(b) Notional amounts are carried in the currency of the applicable floating rate.

5. SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of beneficial interests without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to designate such beneficial interests into one or more series. The beneficial interests are being offered and sold only to "accredited investors" within the meaning of Regulation D under the Securities Act of 1933. From time to time the Portfolio may have a concentration of beneficial interestholders which may include only affiliates of the investment adviser. Investment actions of interestholders may have a material impact on the Portfolio.

6. LINE OF CREDIT

The Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. The Portfolio

NATIONS MASTER INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)


maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Portfolio had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Portfolio under the Agreement was as follows:

                        AVERAGE
                        AMOUNT       AVERAGE
                      OUTSTANDING    INTEREST
                         (000)         RATE
                         -----         ----
                          $30         1.73%

7. SECURITIES LENDING

Under an agreement with BNY, the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the Portfolio had no securities on loan.

8. EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

ITEM 2.  CODE OF ETHICS.
          Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not Applicable.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not Applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) EX-99.CERT
                A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          (b)   EX-99.906CERT
                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nations Master Investment Trust
            ------------------------------------------------

By:  /s/ Edward D. Bedard
     Edward D. Bedard
     President and Chief Executive Officer

Date:  December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Edward D. Bedard
     Edward D. Bedard
     President and Chief Executive Officer

Date:  December 9, 2003


By:  /s/ Gerald Murphy
     Gerald Murphy
     Chief Financial Officer and Treasurer

Date:  December 9, 2003



* Print the name and title of each signing officer under his or her signature.